Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.7%
BASIC MATERIALS - 1.6%
Chemicals - 1.3%
7,435	Air Products & Chemicals Inc.	$1,513,692
3,526	Albemarle Corp.	223,196
39,558	Celanese Corp., Class A Shares	3,755,241
7,743	CF Industries Holdings Inc.	311,578
47,492	Dow Inc.	2,220,726
878,885	DowDuPont Inc.	26,823,570
4,749	Eastman Chemical Co.	308,305
4,543	FMC Corp.	333,683
3,470	International Flavors & Fragrances Inc.	469,907
18,835	Linde PLC	3,400,659
10,602	LyondellBasell Industries NV, Class A Shares	787,199
12,006	Mosaic Co.	257,769
8,083	PPG Industries Inc.	845,886
2,793	Sherwin-Williams Co.	1,171,524
	Total Chemicals	42,422,935
Forest Products & Paper - 0.1%
92,604	International Paper Co.	3,840,288
Iron/Steel - 0.0%
10,841	Nucor Corp.	520,368
Mining - 0.2%
735,782	Freeport-McMoRan Inc.	7,144,443
27,885	Newmont Goldcorp Corp.	922,715
	Total Mining	8,067,158
	TOTAL BASIC MATERIALS	54,850,749
COMMUNICATIONS - 17.4%
Advertising - 0.0%
12,790	Interpublic Group of Cos., Inc.	271,404
7,697	Omnicom Group Inc.	595,440
	Total Advertising	866,844
Internet - 11.5%
230,154	Alibaba Group Holding Ltd., ADR*	34,352,786
29,230	Alphabet Inc., Class A Shares*	32,342,995
35,606	Alphabet Inc., Class C Shares*	39,295,850
65,230	Amazon.com Inc.*	115,787,816
25,999	Baidu Inc., ADR*	2,859,890
19,554	Booking Holdings Inc.*	32,385,726
29,394	eBay Inc.	1,056,126
4,058	Expedia Group Inc.	466,670
2,034	F5 Networks Inc.*	268,651
470,216	Facebook Inc., Class A Shares*	83,449,233
18,808	IAC/InterActiveCorp*	4,153,747
77,900	JD.com Inc., ADR*	2,006,704
2,880	MercadoLibre Inc.*	1,643,098
41,429	Netflix Inc.*	14,221,747
329,421	Symantec Corp.	6,170,055
273,100	Tencent Holdings Ltd.	11,356,741
79,302	TripAdvisor Inc.*	3,352,095
118,002	Twitter Inc.*	4,299,993
22,081	VeriSign Inc.*	4,305,353
	Total Internet	393,775,276

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMUNICATIONS - 17.4% - (continued)
Media - 2.3%
86,688	CBS Corp., Class B Shares	$4,185,297
17,551	Charter Communications Inc., Class A Shares*	6,613,217
713,937	Comcast Corp., Class A Shares	29,271,417
4,771	Discovery Inc., Class A Shares*	130,057
13,154	Discovery Inc., Class C Shares*	337,269
7,471	DISH Network Corp., Class A Shares*	269,778
52,748	Fox Corp., Class A Shares	1,858,312
5,424	Fox Corp., Class B Shares	188,267
14,393	News Corp., Class A Shares	163,936
3,678	News Corp., Class B Shares	42,849
11,907	Viacom Inc., Class B Shares	345,660
260,517	Walt Disney Co.	34,398,665
	Total Media	77,804,724
Telecommunications - 3.6%
1,768	Arista Networks Inc.*	432,435
1,412,320	AT&T Inc.	43,188,745
32,584	CenturyLink Inc.	340,503
815,290	Cisco Systems Inc.	42,419,539
461,072	Corning Inc.	13,297,316
11,556	Juniper Networks Inc.	284,393
30,215	Motorola Solutions Inc.	4,530,739
415,031	Verizon Communications Inc.	22,556,935
	Total Telecommunications	127,050,605
	TOTAL COMMUNICATIONS	599,497,449
CONSUMER CYCLICAL - 6.4%
Airlines - 0.1%
4,076	Alaska Air Group Inc.	237,223
14,054	American Airlines Group Inc.	382,690
20,998	Delta Air Lines Inc.	1,081,397
17,056	Southwest Airlines Co.	811,866
7,886	United Continental Holdings Inc.*	612,348
	Total Airlines	3,125,524
Apparel - 1.4%
281,421	Canada Goose Holdings Inc.*(a)	9,469,817
4,868	Capri Holdings Ltd.*	158,113
12,898	Hanesbrands Inc.	191,535
344,595	NIKE Inc., Class B Shares	26,582,058
2,509	PVH Corp.	213,742
1,766	Ralph Lauren Corp., Class A Shares	185,659
298,353	Tapestry Inc.	8,520,962
6,741	Under Armour Inc., Class A Shares*	153,695
7,087	Under Armour Inc., Class C Shares*	143,370
10,950	VF Corp.	896,586
	Total Apparel	46,515,537
Auto Manufacturers - 0.2%
35,031	Ferrari NV	5,010,133
131,986	Ford Motor Co.	1,256,507
44,356	General Motors Co.	1,478,829
11,705	PACCAR Inc.	770,423
	Total Auto Manufacturers	8,515,892
Auto Parts & Equipment - 0.2%
85,952	Aptiv PLC	5,504,366

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 6.4% - (continued)
Auto Parts & Equipment - 0.2% - (continued)
6,917	BorgWarner Inc.	$245,415
	Total Auto Parts & Equipment	5,749,781
Distribution/Wholesale - 0.1%
6,927	Copart Inc.*	495,142
19,080	Fastenal Co.	583,657
10,554	LKQ Corp.*	270,710
1,560	WW Grainger Inc.	408,237
	Total Distribution/Wholesale	1,757,746
Home Builders - 0.5%
11,678	DR Horton Inc.	499,351
246,376	Lennar Corp., Class A Shares	12,235,032
3,389	Lennar Corp., Class B Shares	133,900
905	NVR Inc.*	2,897,421
8,422	PulteGroup Inc.	261,082
	Total Home Builders	16,026,786
Home Furnishings - 0.0%
4,674	Leggett & Platt Inc.	165,974
2,128	Whirlpool Corp.	244,465
	Total Home Furnishings	410,439
Housewares - 0.0%
14,327	Newell Brands Inc.	192,268
Leisure Time - 0.2%
146,299	Carnival Corp.	7,489,046
5,853	Harley-Davidson Inc.	191,510
7,403	Norwegian Cruise Line Holdings Ltd.*	405,018
5,726	Royal Caribbean Cruises Ltd.	697,198
	Total Leisure Time	8,782,772
Lodging - 0.4%
9,965	Hilton Worldwide Holdings Inc.	891,269
66,823	Las Vegas Sands Corp.	3,675,265
9,596	Marriott International Inc., Class A Shares	1,197,965
125,326	MGM Resorts International	3,110,591
45,687	Wynn Resorts Ltd.	4,903,586
	Total Lodging	13,778,676
Retail - 3.3%
2,468	Advance Auto Parts Inc.	382,540
843	AutoZone Inc.*	865,854
60,214	Best Buy Co., Inc.	3,773,611
5,888	CarMax Inc.*	460,913
835	Chipotle Mexican Grill Inc., Class A Shares*	551,075
15,056	Costco Wholesale Corp.	3,607,116
4,241	Darden Restaurants Inc.	493,313
25,762	Dollar General Corp.	3,278,987
210,727	Dollar Tree Inc.*	21,407,756
160,332	Dollarama Inc.	5,063,678
3,728	Foot Locker Inc.	146,697
165,838	Gap Inc.	3,097,854
5,036	Genuine Parts Co.	498,060
38,607	Home Depot Inc.	7,329,539
5,605	Kohl's Corp.	276,438
7,386	L Brands Inc.	165,889
184,705	Lowe's Cos., Inc.	17,229,282

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 6.4% - (continued)
Retail - 3.3% - (continued)
10,161	Macy's Inc.	$209,012
46,532	McDonald's Corp.	9,225,900
4,088	Nordstrom Inc.(a)	127,955
2,699	O'Reilly Automotive Inc.*	1,002,328
12,640	Ross Stores Inc.	1,175,393
93,528	Starbucks Corp.	7,113,740
103,778	Target Corp.	8,348,940
3,637	Tiffany & Co.	324,093
41,970	TJX Cos., Inc.	2,110,671
4,127	Tractor Supply Co.	415,919
1,944	Ulta Beauty Inc.*	648,091
27,242	Walgreens Boots Alliance Inc.	1,344,120
48,658	Walmart Inc.	4,935,868
127,773	Yum China Holdings Inc.	5,112,198
46,361	Yum! Brands Inc.	4,745,048
	Total Retail	115,467,878
Textiles - 0.0%
2,088	Mohawk Industries Inc.*	283,029
Toys/Games/Hobbies - 0.0%
3,924	Hasbro Inc.	373,329
12,343	Mattel Inc.*(a)	121,579
	Total Toys/Games/Hobbies	494,908
	TOTAL CONSUMER CYCLICAL	221,101,236
CONSUMER NON-CYCLICAL - 24.1%
Agriculture - 0.9%
132,602	Altria Group Inc.	6,505,454
388,198	Archer-Daniels-Midland Co.	14,875,747
132,266	Philip Morris International Inc.	10,201,677
	Total Agriculture	31,582,878
Beverages - 1.0%
5,478	Brown-Forman Corp., Class B Shares	273,790
131,517	Coca-Cola Co.	6,461,430
5,600	Constellation Brands Inc., Class A Shares	988,120
6,370	Molson Coors Brewing Co., Class B Shares	350,223
92,391	Monster Beverage Corp.*	5,715,307
160,414	PepsiCo Inc.	20,532,992
	Total Beverages	34,321,862
Biotechnology - 3.0%
171,719	Alexion Pharmaceuticals Inc.*	19,521,016
42,609	Amgen Inc.	7,102,920
28,943	Biogen Inc.*	6,346,911
24,006	Celgene Corp.*	2,251,523
143,337	Exact Sciences Corp.*	14,854,013
320,225	Gilead Sciences Inc.	19,934,006
66,135	Illumina Inc.*	20,297,493
6,052	Incyte Corp.*	475,869
2,624	Regeneron Pharmaceuticals Inc.*	791,713
79,644	Vertex Pharmaceuticals Inc.*	13,235,240
	Total Biotechnology	104,810,704
Commercial Services - 3.2%
14,835	Automatic Data Processing Inc.	2,375,380
2,988	Cintas Corp.	662,828

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 24.1% - (continued)
Commercial Services - 3.2% - (continued)
8,612	Ecolab Inc.	$1,585,383
52,264	Equifax Inc.	6,318,718
2,953	FleetCor Technologies Inc.*	762,494
3,090	Gartner Inc.*	467,517
5,282	Global Payments Inc.	813,639
138,540	H&R Block Inc.	3,636,675
12,423	IHS Markit Ltd.*	712,956
5,617	Moody's Corp.	1,027,237
197,184	New Oriental Education & Technology Group Inc., ADR*	16,888,810
11,841	Nielsen Holdings PLC	269,146
272,946	PayPal Holdings Inc.*	29,955,823
5,233	Quanta Services Inc.	181,899
3,986	Robert Half International Inc.	213,889
5,277	Rollins Inc.	198,257
30,502	S&P Global Inc.	6,523,768
260,442	Square Inc., Class A Shares*	16,134,382
50,118	Total System Services Inc.	6,191,076
77,301	TransUnion	5,066,308
2,731	United Rentals Inc.*	300,683
5,502	Verisk Analytics Inc., Class A Shares	770,280
84,339	Worldpay Inc., Class A Shares*	10,258,996
	Total Commercial Services	111,316,144
Cosmetics/Personal Care - 0.8%
29,393	Colgate-Palmolive Co.	2,046,341
14,924	Coty Inc., Class A Shares	184,162
7,428	Estee Lauder Cos., Inc., Class A Shares	1,196,131
192,711	Procter & Gamble Co.	19,831,889
69,852	Unilever NV, Class NY Registered Shares, ADR	4,199,502
	Total Cosmetics/Personal Care	27,458,025
Food - 0.8%
6,257	Campbell Soup Co.	227,192
16,328	Conagra Brands Inc.	437,101
20,082	General Mills Inc.	992,854
4,820	Hershey Co.	636,047
9,228	Hormel Foods Corp.	364,414
3,860	JM Smucker Co.	469,222
8,698	Kellogg Co.	457,167
20,972	Kraft Heinz Co.	579,876
26,780	Kroger Co.	610,852
4,933	Lamb Weston Holdings Inc	292,280
4,183	McCormick & Co., Inc.	652,715
406,683	Mondelez International Inc., Class A Shares	20,679,830
16,164	Sysco Corp.	1,112,406
9,828	Tyson Foods Inc., Class A Shares	745,847
	Total Food	28,257,803
Healthcare-Products - 4.6%
285,931	Abbott Laboratories	21,767,927
15,387	ABIOMED Inc.*	4,030,163
80,230	Alcon Inc.*	4,666,892
48,942	Align Technology Inc.*	13,916,658
16,292	Baxter International Inc.	1,196,484
50,066	Becton Dickinson & Co.	11,687,407

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 24.1% - (continued)
Healthcare-Products - 4.6% - (continued)
46,878	Boston Scientific Corp.*	$1,800,584
1,682	Cooper Cos., Inc.	500,883
21,475	Danaher Corp.	2,834,914
7,429	DENTSPLY SIRONA Inc.	400,200
96,082	Edwards Lifesciences Corp.*	16,401,198
5,175	Henry Schein Inc.*	333,581
9,158	Hologic Inc.*	403,043
77,131	IDEXX Laboratories Inc.*	19,265,010
20,639	Intuitive Surgical Inc.*	9,594,039
303,124	Koninklijke Philips NV, Class NY Registered Shares, ADR	12,009,773
157,204	Medtronic PLC	14,553,946
4,873	ResMed Inc.	556,107
65,959	Stryker Corp.	12,086,327
1,564	Teleflex Inc.	450,901
13,760	Thermo Fisher Scientific Inc.	3,673,645
30,702	Varian Medical Systems Inc.*	3,876,435
6,837	Zimmer Biomet Holdings Inc.	778,939
	Total Healthcare-Products	156,785,056
Healthcare-Services - 2.7%
28,487	Anthem Inc.	7,918,816
97,902	Centene Corp.*	5,653,841
75,557	DaVita Inc.*	3,280,685
35,711	HCA Healthcare Inc.	4,319,602
4,643	Humana Inc.	1,136,885
5,466	IQVIA Holdings Inc.*	742,556
24,896	Laboratory Corp. of America Holdings*	4,048,339
187,120	Quest Diagnostics Inc.	17,946,679
164,101	UnitedHealth Group Inc.	39,679,622
2,887	Universal Health Services Inc., Class B Shares	345,141
26,334	WellCare Health Plans Inc.*	7,273,187
	Total Healthcare-Services	92,345,353
Household Products/Wares - 0.1%
2,885	Avery Dennison Corp.	300,213
8,473	Church & Dwight Co., Inc.	630,476
4,272	Clorox Co.	635,716
11,733	Kimberly-Clark Corp.	1,500,534
	Total Household Products/Wares	3,066,939
Pharmaceuticals - 7.0%
95,426	AbbVie Inc.	7,320,128
10,733	Allergan PLC	1,308,460
87,302	AmerisourceBergen Corp., Class A Shares	6,797,334
638,014	Bristol-Myers Squibb Co.	28,946,695
347,733	Cardinal Health Inc.	14,629,127
138,662	Cigna Corp.	20,524,749
318,834	CVS Health Corp.	16,697,337
7,178	Elanco Animal Health Inc.*	224,528
72,436	Eli Lilly & Co.	8,398,230
269,691	Johnson & Johnson	35,369,975
6,556	McKesson Corp.	800,750
519,587	Merck & Co., Inc.	41,156,486
194,511	Mylan NV*	3,267,785
5,683	Nektar Therapeutics, Class A Shares*	177,992

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 24.1% - (continued)
Pharmaceuticals - 7.0% - (continued)
246,775	Novartis AG, ADR	$21,133,811
3,997	Perrigo Co. PLC	167,954
574,659	Pfizer Inc.	23,859,842
67,370	Sarepta Therapeutics Inc.*	7,670,074
16,287	Zoetis Inc., Class A Shares	1,645,801
	Total Pharmaceuticals	240,097,058
	TOTAL CONSUMER NON-CYCLICAL	830,041,822
ENERGY - 5.3%
Oil & Gas - 4.0%
16,948	Anadarko Petroleum Corp.	1,192,631
12,902	Apache Corp.	336,355
14,576	Cabot Oil & Gas Corp.	364,691
260,779	Chevron Corp.	29,689,689
3,134	Cimarex Energy Co.	179,233
6,733	Concho Resources Inc.	659,901
335,080	ConocoPhillips	19,756,317
14,981	Devon Energy Corp.	376,922
5,313	Diamondback Energy Inc	520,993
19,632	EOG Resources Inc.	1,607,468
216,866	Exxon Mobil Corp.	15,347,607
3,500	Helmerich & Payne Inc.	171,185
8,506	Hess Corp.	475,145
5,306	HollyFrontier Corp.	201,522
1,021,524	Marathon Oil Corp.	13,433,041
92,896	Marathon Petroleum Corp.	4,272,287
16,137	Noble Energy Inc.	345,332
371,031	Occidental Petroleum Corp.	18,466,213
14,360	Phillips 66	1,160,288
103,035	Pioneer Natural Resources Co.	14,626,849
241,671	Royal Dutch Shell PLC, Class A Shares, ADR	14,937,684
14,363	Valero Energy Corp.	1,011,155
	Total Oil & Gas	139,132,508
Oil & Gas Services - 1.2%
488,692	Baker Hughes a GE Co., Class A Shares	10,462,896
732,999	Halliburton Co.	15,605,549
12,999	National Oilwell Varco Inc.	271,029
400,858	Schlumberger Ltd.	13,905,764
14,257	TechnipFMC PLC	296,545
	Total Oil & Gas Services	40,541,783
Pipelines - 0.1%
66,539	Kinder Morgan Inc.	1,327,453
13,856	ONEOK Inc.	881,519
40,860	Williams Cos., Inc.	1,077,887
	Total Pipelines	3,286,859
	TOTAL ENERGY	182,961,150
FINANCIAL - 15.5%
Banks - 4.8%
647,052	Bank of America Corp.	17,211,583
352,835	Bank of New York Mellon Corp.	15,062,526
362,322	BB&T Corp.	16,938,553
353,871	Citigroup Inc.	21,993,083
16,073	Citizens Financial Group Inc.	523,658

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 15.5% - (continued)
Banks - 4.8% - (continued)
5,552	Comerica Inc.	$382,089
26,788	Fifth Third Bancorp	709,882
5,656	First Republic Bank	548,745
53,135	Goldman Sachs Group Inc.	9,696,606
35,816	Huntington Bancshares Inc.	453,072
311,631	JPMorgan Chase & Co.	33,020,421
35,637	KeyCorp	569,123
4,702	M&T Bank Corp.	750,439
117,448	Morgan Stanley	4,778,959
7,401	Northern Trust Corp.	632,934
114,300	PacWest Bancorp	4,153,662
15,590	PNC Financial Services Group Inc.	1,983,983
35,494	Regions Financial Corp.	490,882
43,416	Signature Bank	4,973,303
125,959	State Street Corp.	6,959,235
15,120	SunTrust Banks Inc.	907,351
1,799	SVB Financial Group*	362,319
51,345	US Bancorp	2,577,519
139,948	Wells Fargo & Co.	6,209,493
241,655	Zions Bancorp NA	10,408,081
	Total Banks	162,297,501
Diversified Financial Services - 4.3%
1,896	Affiliated Managers Group Inc.	158,923
1,555	Alliance Data Systems Corp.	213,813
23,739	American Express Co.	2,723,101
27,763	Ameriprise Financial Inc.	3,837,679
282,464	Ant International Co., Ltd., Class C Shares, Private Placement*(b)(c)@	1,584,623
4,112	BlackRock Inc., Class A Shares	1,708,783
16,057	Capital One Financial Corp.	1,378,815
38,388	Cboe Global Markets Inc.	4,166,633
558,664	Charles Schwab Corp.	23,246,009
12,126	CME Group Inc., Class A Shares	2,329,647
11,260	Discover Financial Services	839,433
8,644	E*TRADE Financial Corp.	387,251
9,963	Franklin Resources Inc.	317,023
296,241	Intercontinental Exchange Inc.	24,353,973
13,533	Invesco Ltd.	264,435
10,051	Jefferies Financial Group Inc.	177,601
104,451	Mastercard Inc., Class A Shares	26,268,382
3,856	Nasdaq Inc.	349,508
4,347	Raymond James Financial Inc.	358,975
22,076	Synchrony Financial	742,416
8,073	T Rowe Price Group Inc.	816,503
130,860	TD Ameritrade Holding Corp.	6,510,285
298,091	Visa Inc., Class A Shares	48,091,021
15,741	Western Union Co.	305,375
	Total Diversified Financial Services	151,130,207
Equity Real Estate Investment Trusts (REITs) - 1.7%
3,692	Alexandria Real Estate Equities Inc.	540,546
15,078	American Tower Corp.	3,147,834
5,128	Apartment Investment & Management Co., Class A Shares	256,143
4,675	AvalonBay Communities Inc.	949,072
5,155	Boston Properties Inc.	674,428

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 15.5% - (continued)
Equity Real Estate Investment Trusts (REITs) - 1.7% - (continued)
418,300	Cousins Properties Inc.	$3,785,615
32,716	Crown Castle International Corp.	4,253,407
6,920	Digital Realty Trust Inc.	814,622
11,996	Duke Realty Corp.	360,959
2,848	Equinix Inc.	1,383,530
244,251	Equity Residential	18,702,299
2,203	Essex Property Trust Inc.	642,703
4,300	Extra Space Storage Inc.	460,788
2,477	Federal Realty Investment Trust	323,818
16,375	HCP Inc.	519,251
25,251	Host Hotels & Resorts Inc.	457,296
9,608	Iron Mountain Inc.	294,485
15,032	Kimco Realty Corp.	261,557
3,801	Macerich Co.	138,090
3,872	Mid-America Apartment Communities Inc.	442,105
21,374	Prologis Inc.	1,574,623
5,075	Public Storage	1,207,241
10,384	Realty Income Corp.	727,711
5,704	Regency Centers Corp.	376,236
3,792	SBA Communications Corp., Class A Shares*	820,627
55,833	Simon Property Group Inc.	9,049,971
2,812	SL Green Realty Corp.	241,832
9,378	UDR Inc.	419,947
11,969	Ventas Inc.	769,607
5,877	Vornado Realty Trust	389,234
13,206	Welltower Inc.	1,072,591
167,751	Weyerhaeuser Co.	3,824,723
	Total Equity Real Estate Investment Trusts (REITs)	58,882,891
Insurance - 4.2%
25,796	Aflac Inc.	1,323,335
197,614	Allstate Corp.	18,874,113
491,526	American International Group Inc.	25,102,233
8,147	Aon PLC	1,467,030
6,281	Arthur J Gallagher & Co.	528,860
1,871	Assurant Inc.	187,025
217,124	Berkshire Hathaway Inc., Class B Shares*	42,864,620
45,721	Chubb Ltd.	6,678,467
5,143	Cincinnati Financial Corp.	505,248
1,354	Everest Re Group Ltd.	335,332
12,323	Hartford Financial Services Group Inc.	648,929
7,294	Lincoln National Corp.	433,628
9,420	Loews Corp.	483,811
207,251	Marsh & McLennan Cos., Inc.	19,813,196
421,921	MetLife Inc.	19,496,970
8,986	Principal Financial Group Inc.	463,408
19,756	Progressive Corp.	1,566,255
13,904	Prudential Financial Inc.	1,284,451
3,402	Torchmark Corp.	290,905
8,961	Travelers Cos., Inc.	1,304,453
7,179	Unum Group	226,067
4,495	Willis Towers Watson PLC	788,873
	Total Insurance	144,667,209

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 15.5% - (continued)
Private Equity - 0.2%
113,859	Brookfield Asset Management Inc., Class A Shares(a)	$5,220,435
Real Estate - 0.3%
10,851	CBRE Group Inc., Class A Shares*	495,891
72,533	Jones Lang LaSalle Inc.	9,026,732
	Total Real Estate	9,522,623
Savings & Loans - 0.0%
13,276	People's United Financial Inc.	204,052
	TOTAL FINANCIAL	531,924,918
INDUSTRIAL - 8.8%
Aerospace/Defense - 3.1%
14,200	Arconic Inc.	310,980
78,077	Boeing Co.	26,671,884
30,682	General Dynamics Corp.	4,934,279
23,575	Harris Corp.	4,413,004
17,915	L3 Technologies Inc.	4,336,505
19,008	Lockheed Martin Corp.	6,434,968
96,781	Northrop Grumman Corp.	29,348,838
107,445	Raytheon Co.	18,749,153
1,616	TransDigm Group Inc.*	712,575
103,083	United Technologies Corp.	13,019,383
	Total Aerospace/Defense	108,931,569
Building Materials - 0.5%
5,070	Fortune Brands Home & Security Inc.	243,664
424,862	Johnson Controls International PLC	16,365,684
2,121	Martin Marietta Materials Inc.	446,471
10,209	Masco Corp.	356,498
4,511	Vulcan Materials Co.	563,469
	Total Building Materials	17,975,786
Electrical Components & Equipment - 0.1%
8,000	AMETEK Inc.	655,120
21,198	Emerson Electric Co.	1,276,968
	Total Electrical Components & Equipment	1,932,088
Electronics - 1.0%
10,677	Agilent Technologies Inc.	715,893
3,146	Allegion PLC	305,319
10,108	Amphenol Corp., Class A Shares	879,396
140,756	Avnet Inc.	5,748,475
76,585	FLIR Systems Inc.	3,701,353
79,025	Fortive Corp.	6,017,754
4,005	Garmin Ltd.	306,302
38,145	Honeywell International Inc.	6,267,605
6,403	Keysight Technologies Inc.*	481,057
862	Mettler-Toledo International Inc.*	623,304
351,250	nVent Electric PLC	8,099,825
3,732	PerkinElmer Inc.	322,221
11,511	TE Connectivity Ltd.	969,572
2,520	Waters Corp.*	505,789
	Total Electronics	34,943,865
Engineering & Construction - 0.1%
125,616	Fluor Corp.	3,482,075

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 8.8% - (continued)
Engineering & Construction - 0.1% - (continued)
3,934	Jacobs Engineering Group Inc.	$296,191
	Total Engineering & Construction	3,778,266
Environmental Control - 0.6%
5,724	Pentair PLC	199,310
7,523	Republic Services Inc., Class A Shares	636,371
180,300	Waste Management Inc.	19,715,805
	Total Environmental Control	20,551,486
Hand/Machine Tools - 0.0%
1,859	Snap-on Inc.	289,855
5,026	Stanley Black & Decker Inc.	639,408
	Total Hand/Machine Tools	929,263
Machinery-Construction & Mining - 0.1%
19,672	Caterpillar Inc.	2,356,902
Machinery-Diversified - 1.0%
232,865	Cognex Corp.	9,454,319
27,206	Cummins Inc.	4,101,577
42,599	Deere & Co.	5,971,102
4,970	Dover Corp.	444,368
4,696	Flowserve Corp.	218,129
4,163	Rockwell Automation Inc.	619,663
24,858	Roper Technologies Inc.	8,549,163
59,076	Wabtec Corp.	3,685,161
6,117	Xylem Inc.	454,004
	Total Machinery-Diversified	33,497,486
Miscellaneous Manufacturers - 1.0%
19,728	3M Co.	3,151,548
4,688	AO Smith Corp.	189,864
14,635	Eaton Corp. PLC	1,090,161
1,357,035	General Electric Co.	12,810,411
10,335	Illinois Tool Works Inc.	1,443,179
8,254	Ingersoll-Rand PLC	976,778
4,422	Parker-Hannifin Corp.	673,559
309,220	Textron Inc.	14,007,666
	Total Miscellaneous Manufacturers	34,343,166
Packaging & Containers - 0.0%
11,732	Ball Corp.	720,227
3,147	Packaging Corp. of America	280,335
5,622	Sealed Air Corp.	235,562
8,561	WestRock Co.	279,088
	Total Packaging & Containers	1,515,212
Shipbuilding - 0.1%
18,959	Huntington Ingalls Industries Inc.	3,888,870
Transportation - 1.2%
4,674	CH Robinson Worldwide Inc.	372,191
26,484	CSX Corp.	1,972,263
5,865	Expeditors International of Washington Inc.	408,145
47,050	FedEx Corp.	7,258,874
26,691	JB Hunt Transport Services Inc.	2,272,472
3,438	Kansas City Southern	389,457
9,220	Norfolk Southern Corp.	1,799,191
54,559	Union Pacific Corp.	9,099,350

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 8.8% - (continued)
Transportation - 1.2% - (continued)
161,485	United Parcel Service Inc., Class B Shares	$15,005,186
	Total Transportation	38,577,129
	TOTAL INDUSTRIAL	303,221,088
TECHNOLOGY - 15.4%
Computers - 2.2%
21,788	Accenture PLC, Class A Shares	3,879,789
253,810	Apple Inc.	44,434,516
19,635	Cognizant Technology Solutions Corp., Class A Shares	1,215,996
9,311	DXC Technology Co.	442,645
4,886	Fortinet Inc.*	354,137
47,725	Hewlett Packard Enterprise Co.	654,787
53,507	HP Inc.	999,511
139,604	International Business Machines Corp.	17,728,312
8,685	NetApp Inc.	514,152
117,653	Seagate Technology PLC	4,923,778
9,861	Western Digital Corp.	367,027
	Total Computers	75,514,650
Office/Business Equipment - 0.0%
7,441	Xerox Corp.	227,769
Semiconductors - 4.1%
159,532	Advanced Micro Devices Inc.*	4,372,772
12,536	Analog Devices Inc.	1,211,228
403,059	Applied Materials Inc.	15,594,353
25,217	ASML Holding NV, Class NY Registered Shares, ADR	4,742,057
72,339	Broadcom Inc.	18,203,386
1,159,986	Cypress Semiconductor Corp.	20,670,951
490,006	Intel Corp.	21,579,864
1,285	IPG Photonics Corp.*	160,843
5,647	KLA-Tencor Corp.	582,036
5,215	Lam Research Corp.	910,591
200,902	Marvell Technology Group Ltd.	4,480,115
277,256	Maxim Integrated Products Inc.	14,580,893
7,884	Microchip Technology Inc.	630,957
37,954	Micron Technology Inc.*	1,237,680
153,223	NVIDIA Corp.	20,755,588
4,482	Qorvo Inc.*	274,209
82,705	QUALCOMM Inc.	5,526,348
6,056	Skyworks Solutions Inc.	403,511
64,241	Texas Instruments Inc.	6,700,979
8,536	Xilinx Inc.	873,318
	Total Semiconductors	143,491,679
Software - 9.1%
435,540	Activision Blizzard Inc.	18,889,370
83,137	Adobe Inc.*	22,521,813
5,493	Akamai Technologies Inc.*	413,952
2,859	ANSYS Inc.*	513,191
4,249	Atlassian Corp. PLC, Class A Shares*	534,864
28,142	Autodesk Inc.*	4,528,329
3,966	Broadridge Financial Solutions Inc.	495,234
9,628	Cadence Design Systems Inc.*	612,052
10,966	Cerner Corp.*	767,291
4,381	Citrix Systems Inc.	412,340

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 15.4% - (continued)
Software - 9.1% - (continued)
45,133	Electronic Arts Inc.*	$4,200,979
35,105	Fidelity National Information Services Inc.	4,223,132
73,620	Fiserv Inc.*	6,321,013
58,602	Intuit Inc.	14,348,700
2,600	Jack Henry & Associates Inc.	341,172
656,186	Microsoft Corp.	81,157,085
65,789	MSCI Inc., Class A Shares	14,474,238
555,255	Oracle Corp.	28,095,903
10,740	Paychex Inc.	921,385
32,196	Red Hat Inc.*	5,933,723
291,232	salesforce.com Inc.*	44,095,437
90,782	ServiceNow Inc.*	23,778,529
159,689	Splunk Inc.*	18,202,949
5,116	Synopsys Inc.*	595,707
3,866	Take-Two Interactive Software Inc.*	418,108
8,831	Temenos AG*	1,538,357
30,731	Tencent Music Entertainment Group, ADR*(a)	406,878
33,180	VMware Inc., Class A Shares	5,872,196
30,007	Workday Inc., Class A Shares*	6,125,029
1,837	Zoom Video Communications Inc., Class A Shares*(a)	146,464
	Total Software	310,885,420
	TOTAL TECHNOLOGY	530,119,518
UTILITIES - 2.2%
Electric - 2.2%
1,001,875	AES Corp.	15,829,625
7,883	Alliant Energy Corp.	374,127
8,428	Ameren Corp.	618,110
16,738	American Electric Power Co., Inc.	1,441,477
17,199	CenterPoint Energy Inc.	489,140
9,750	CMS Energy Corp.	547,072
10,707	Consolidated Edison Inc.	924,014
27,320	Dominion Energy Inc.	2,053,918
6,279	DTE Energy Co.	787,826
24,849	Duke Energy Corp.	2,127,323
277,436	Edison International	16,471,375
6,244	Entergy Corp.	606,105
9,049	Evergy Inc.	526,109
10,617	Eversource Energy	783,959
32,830	Exelon Corp.	1,578,466
17,214	FirstEnergy Corp.	709,905
39,489	NextEra Energy Inc.	7,827,115
9,847	NRG Energy Inc.	335,192
3,760	Pinnacle West Capital Corp.	353,102
24,073	PPL Corp.	716,412
17,028	Public Service Enterprise Group Inc.	1,000,565
95,131	Sempra Energy	12,504,970
35,361	Southern Co.	1,891,813
10,623	WEC Energy Group Inc.	855,683
17,328	Xcel Energy Inc.	993,588
	Total Electric	72,346,991
Gas - 0.0%
3,956	Atmos Energy Corp.	402,721

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
UTILITIES - 2.2% - (continued)
Gas - 0.0% - (continued)
12,118	NiSource Inc.	$337,486
	Total Gas	740,207
Water - 0.0%
5,995	American Water Works Co., Inc.	677,555
	TOTAL UTILITIES	73,764,753
	TOTAL COMMON STOCKS
	(Cost - $2,987,650,936)	3,327,482,683
PREFERRED STOCKS - 0.1%
CONSUMER CYCLICAL - 0.1%
Auto Manufacturers - 0.1%
48,210	Aurora Innovation Inc., Series B, Private Placement*(b)(c)@	445,475
484	GM Cruise Holdings, Class F Shares, Private Placement*(b)(c)@	883,300
	Total Auto Manufacturers	1,328,775
	TOTAL CONSUMER CYCLICAL	1,328,775
TECHNOLOGY - 0.0%
Software - 0.0%
15,057	Magic Leap Inc., Series D, Private Placement*(b)(c)@	406,539
17,300	Uipath Inc, Series D1, Private Placement *(b)(c)@	680,784
2,905	Uipath Inc, Series D2, Private Placement *(b)(c)@	114,317
	Total Software	1,201,640
	TOTAL TECHNOLOGY	1,201,640
	TOTAL PREFERRED STOCKS
	(Cost - $2,530,415)	2,530,415
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $2,990,181,351)	3,330,013,098

Face Amount†
SHORT-TERM INVESTMENTS - 3.2%
TIME DEPOSITS - 3.2%
$42,707		ANZ National Bank - London, 1.740% due 6/3/19	42,707
5,665,899		Banco Santander SA - Frankfurt, 1.740% due 6/3/19	5,665,899
42,445,473		Barclays Bank PLC - London, 1.740% due 6/3/19	42,445,473
		Brown Brothers Harriman - Grand Cayman:
5,568	CHF	(1.540)% due 6/3/19	5,561
4	GBP	0.370% due 6/3/19	6
11,884	CAD	0.790% due 6/3/19	8,792
48,012,046		Citibank - New York, 1.740% due 6/3/19	48,012,046
279,129	HKD	Hong Kong & Shanghai Bank - Hong Kong, 0.840% due 6/3/19	35,606
12,659,052		JPMorgan Chase & Co. - New York, 1.740% due 6/3/19	12,659,052
		TOTAL TIME DEPOSITS
		(Cost - $108,875,142)	108,875,142

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

Face Amount	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.2%
MONEY MARKET FUND - 0.2%
$7,470,607	Federated Government Obligations Fund, Premier Class, 2.300%(d)
	(Cost - $7,470,607)	$7,470,607
	TOTAL INVESTMENTS - 100.2%
	(Cost - $3,106,527,100#)	3,446,358,847
	Liabilities in Excess of Other Assets - (0.2)%	(5,849,515)
	TOTAL NET ASSETS - 100.0%	$3,440,509,332

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2019, amounts to approximately $4,115,038 and represents 0.12% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is $-.

@    Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
Ant International Co., Ltd., Class C Shares, Private Placement	6/7/18	$1,584,623	$1,584,623	0.05%
Aurora Innovation Inc., Series B	3/1/19	445,475	445,475	0.01%
GM Cruise Holdings, Class F Shares	5/7/19	883,300	883,300	0.03%
Magic Leap Inc., Series D, Private Placement	10/12/17	406,539	406,539	0.01%
Uipath Inc, Series D1	4/26/19	680,784	680,784	0.02%
Uipath Inc, Series D2	4/26/19	114,317	114,317	0.00%
Total			$4,115,038	0.12%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	24.1%
Communications	17.4
Financial	15.4
Technology	15.4
Industrial	8.8
Consumer Cyclical	6.5
Energy	5.3
Utilities	2.1
Basic Materials	1.6
Short-Term Investments	3.2
Money Market Fund	0.2
100.0%

^ As a percentage of total investments.

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Large Cap Equity Fund (continued)

At May 31, 2019, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized (Depreciation)
Contracts to Buy:
S&P 500 E-mini Index June Futures	105	6/19	$14,679,354	$14,450,625	$(228,729)

At May 31, 2019, Destinations Large Cap Equity Fund had deposited cash of $661,500 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
GBP	—	British Pound
HKD	—	Hong Kong Dollar

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 84.6%
BASIC MATERIALS - 3.1%
Chemicals - 2.8%
119,082	Cabot Corp.	$4,756,135
160,074	Codexis Inc.*	2,897,339
37,411	HB Fuller Co.	1,475,116
17,049	Ingevity Corp.*	1,495,197
31,687	Materion Corp.	1,915,479
196,400	Mosaic Co.	4,216,708
93,196	Olin Corp.	1,827,574
45,155	Sensient Technologies Corp.	3,056,994
145,592	Valvoline Inc.	2,540,580
35,693	WR Grace & Co.	2,515,643
	Total Chemicals	26,696,765
Iron/Steel - 0.2%
91,052	Allegheny Technologies Inc.*	1,949,423
Mining - 0.1%
158,648	Livent Corp.*	1,002,655
	TOTAL BASIC MATERIALS	29,648,843
COMMUNICATIONS - 5.4%
Advertising - 1.6%
263,300	Interpublic Group of Cos., Inc.	5,587,226
91,100	Omnicom Group Inc.	7,047,496
396,264	Telaria Inc.*	2,971,980
	Total Advertising	15,606,702
Internet - 1.2%
56,770	Cardlytics Inc.*	1,302,871
29,109	Cogent Communications Holdings Inc.	1,702,876
46,174	Mimecast Ltd.*	2,096,300
173,509	QuinStreet Inc.*	2,659,893
319,095	Rubicon Project Inc.*	1,755,023
27,435	Zscaler Inc.*	1,882,864
	Total Internet	11,399,827
Media - 1.4%
119,300	Meredith Corp.	6,176,161
40,234	Nexstar Media Group Inc., Class A Shares	4,029,435
48,249	Tribune Media Co., Class A Shares	2,233,929
	Total Media	12,439,525
Telecommunications - 1.2%
48,200	Motorola Solutions Inc.	7,227,590
93,854	Sonim Technologies Inc.*	1,340,235
236,432	Viavi Solutions Inc.*	2,849,006
	Total Telecommunications	11,416,831
	TOTAL COMMUNICATIONS	50,862,885
CONSUMER CYCLICAL - 6.9%
Airlines - 1.0%
247,364	Controladora Vuela Compania de Aviacion SAB de CV, ADR*	2,085,279
108,300	Delta Air Lines Inc.	5,577,450
167,103	Mesa Air Group Inc.*	1,523,979
	Total Airlines	9,186,708
Apparel - 1.0%
21,717	Carter's Inc.	1,826,617
60,963	Crocs Inc.*	1,177,805

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER CYCLICAL - 6.9% - (continued)
Apparel - 1.0% - (continued)
18,010	Oxford Industries Inc.	$1,283,032
48,600	PVH Corp.	4,140,234
34,526	Steven Madden Ltd.	1,044,757
	Total Apparel	9,472,445
Auto Parts & Equipment - 0.5%
133,100	BorgWarner Inc.	4,722,388
Distribution/Wholesale - 0.1%
42,608	Greenlane Holdings Inc., Class A Shares*(a)	649,346
Entertainment - 0.3%
27,351	Eldorado Resorts Inc.*	1,344,849
27,484	Monarch Casino & Resort Inc.*	1,182,637
	Total Entertainment	2,527,486
Home Builders - 0.9%
42,284	Century Communities Inc.*	1,128,983
43,501	LGI Homes Inc.*	2,966,768
118,902	Skyline Champion Corp.	2,781,118
60,468	Winnebago Industries Inc.	1,943,441
	Total Home Builders	8,820,310
Leisure Time - 0.6%
76,221	Callaway Golf Co.	1,120,449
81,760	Lindblad Expeditions Holdings Inc.*	1,334,323
31,536	Malibu Boats Inc., Class A Shares*	1,132,142
49,501	MasterCraft Boat Holdings Inc.*	983,090
98,050	OneSpaWorld Holdings Ltd.*	1,226,605
93,074	Vista Outdoor Inc.*	713,878
	Total Leisure Time	6,510,487
Lodging - 0.7%
160,523	Century Casinos Inc.*	1,402,971
206,300	MGM Resorts International	5,120,366
	Total Lodging	6,523,337
Retail - 1.6%
118,220	Boot Barn Holdings Inc.*	3,089,089
113,999	Del Frisco's Restaurant Group Inc.*(a)	782,033
85,255	Freshpet Inc.*	3,961,800
76,939	Lovesac Co.*	2,773,651
82,622	Michaels Cos., Inc.*	752,686
43,304	PetIQ Inc., Class A Shares*	1,135,864
35,189	Wingstop Inc.	2,803,860
	Total Retail	15,298,983
Toys/Games/Hobbies - 0.2%
92,523	Funko Inc., Class A Shares*(a)	1,920,777
	TOTAL CONSUMER CYCLICAL	65,632,267
CONSUMER NON-CYCLICAL - 20.4%
Agriculture - 0.7%
198,945	Darling Ingredients Inc.*	3,760,060
40,709	Turning Point Brands Inc.	2,004,104
99,748	Village Farms International Inc.*(a)	1,206,951
	Total Agriculture	6,971,115
Biotechnology - 2.0%
58,001	Acer Therapeutics Inc.*	1,037,638
38,773	Allakos Inc.*(a)	1,519,902

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 20.4% - (continued)
Biotechnology - 2.0% - (continued)
34,545	Argenx SE, ADR*	$4,270,798
167,124	NeoGenomics Inc.*	3,628,262
87,123	Orchard Therapeutics PLC, ADR*(a)	1,647,496
52,716	Twist Bioscience Corp.*	1,360,600
51,126	Veracyte Inc.*	1,158,515
202,288	Vericel Corp.*	3,165,807
40,528	Y-mAbs Therapeutics Inc.*	825,555
	Total Biotechnology	18,614,573
Commercial Services - 2.9%
66,445	Career Education Corp.*	1,247,172
170,423	Everi Holdings Inc.*	1,898,512
33,600	Global Payments Inc.	5,175,744
48,583	Huron Consulting Group Inc.*	2,391,741
112,896	I3 Verticals Inc., Class A Shares*	2,886,751
16,891	ICF International Inc.	1,231,185
53,803	K12 Inc.*	1,644,758
54,786	Kelly Services Inc., Class A Shares	1,287,471
53,773	Korn Ferry	2,316,541
36,086	Matthews International Corp.	1,228,007
36,472	ShotSpotter Inc.*	1,677,712
161,261	Team Inc.*	2,341,510
52,346	Willdan Group Inc.*	1,629,007
	Total Commercial Services	26,956,111
Cosmetics/Personal Care - 0.1%
112,922	elf Beauty Inc.*	1,150,675
Food - 3.0%
55,720	Chefs' Warehouse Inc.*	1,764,652
90,850	Hain Celestial Group Inc.*	1,852,431
189,335	Hostess Brands Inc., Class A Shares*	2,535,196
214,400	Kellogg Co.	11,268,864
135,600	Kroger Co.	3,093,036
65,349	Performance Food Group Co.*	2,571,483
9,983	Sanderson Farms Inc.	1,364,776
64,098	TreeHouse Foods Inc.*	3,341,429
	Total Food	27,791,867
Healthcare-Products - 4.7%
100,167	BioLife Solutions Inc.*(a)	1,775,961
133,787	CareDx Inc.*	4,230,345
132,978	Cerus Corp.*	623,667
86,630	Inspire Medical Systems Inc.*	4,891,996
16,612	iRhythm Technologies Inc.*	1,137,258
104,402	OrthoPediatrics Corp.*	4,056,018
63,165	Patterson Cos., Inc.	1,327,728
34,802	Tactile Systems Technology Inc.*	1,671,540
80,612	Tandem Diabetes Care Inc.*	5,526,759
173,300	Zimmer Biomet Holdings Inc.	19,744,069
	Total Healthcare-Products	44,985,341
Healthcare-Services - 3.0%
15,650	Charles River Laboratories International Inc.*	1,963,293
86,700	Humana Inc.	21,229,362
75,914	Natera Inc.*	1,738,430
128,986	R1 RCM Inc.*	1,514,296

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 20.4% - (continued)
Healthcare-Services - 3.0% - (continued)
109,571	SI-BONE Inc.*	$1,839,697
56,390	Vapotherm Inc.*	948,480
	Total Healthcare-Services	29,233,558
Household Products/Wares - 0.1%
26,444	Spectrum Brands Holdings Inc.	1,392,805
Pharmaceuticals - 3.9%
138,100	AmerisourceBergen Corp., Class A Shares	10,752,466
36,448	Array BioPharma Inc.*	962,956
77,586	Coherus Biosciences Inc.*	1,466,375
153,640	Cytokinetics Inc.*	1,593,247
37,628	Global Blood Therapeutics Inc.*	2,287,030
263,161	HEXO Corp.*(a)	1,689,494
31,736	KalVista Pharmaceuticals Inc.*	674,390
21,801	Mirati Therapeutics Inc.*	1,477,890
62,813	MyoKardia Inc.*	2,925,829
51,303	Odonate Therapeutics Inc.*(a)	1,102,501
83,022	Prestige Consumer Healthcare Inc.*	2,410,129
38,356	Principia Biopharma Inc.*	1,122,297
53,111	Ra Pharmaceuticals Inc.*	1,148,791
38,763	Reata Pharmaceuticals Inc., Class A Shares*	3,305,321
38,756	Sutro Biopharma Inc.*	443,756
71,494	Tricida Inc.*	2,626,690
35,116	Turning Point Therapeutics Inc.*	1,222,739
	Total Pharmaceuticals	37,211,901
	TOTAL CONSUMER NON-CYCLICAL	194,307,946
ENERGY - 5.0%
Oil & Gas - 3.7%
49,815	Brigham Minerals Inc., Class A Shares*	1,022,702
243,669	Callon Petroleum Co.*	1,522,931
108,148	Carrizo Oil & Gas Inc.*	1,100,947
81,900	Diamondback Energy Inc.	8,031,114
263,000	Marathon Petroleum Corp.	12,095,370
44,164	Murphy USA Inc.*	3,544,602
321,400	Noble Energy Inc.	6,877,960
124,819	SRC Energy Inc.*	591,642
	Total Oil & Gas	34,787,268
Oil & Gas Services - 0.4%
32,571	DMC Global Inc.	2,203,102
81,568	Select Energy Services Inc., Class A Shares*	872,778
75,864	Solaris Oilfield Infrastructure Inc., Class A Shares	1,079,545
	Total Oil & Gas Services	4,155,425
Pipelines - 0.9%
311,500	Williams Cos., Inc.	8,217,370
	TOTAL ENERGY	47,160,063
FINANCIAL - 18.3%
Banks - 5.3%
81,355	Bank of NT Butterfield & Son Ltd.	2,686,342
90,891	BankUnited Inc.	2,952,140
31,201	Chemical Financial Corp.	1,181,270
36,145	Eagle Bancorp Inc.	1,918,577
156,871	First Horizon National Corp.	2,103,640

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 18.3% - (continued)
Banks - 5.3% - (continued)
282,886	FNB Corp.	$3,111,746
50,775	IBERIABANK Corp.	3,630,412
69,286	OFG Bancorp	1,301,191
249,300	PacWest Bancorp	9,059,562
203,000	Pinnacle Financial Partners Inc.	10,748,850
91,118	Univest Financial Corp.	2,175,898
219,300	Zions Bancorp N.A.	9,445,251
	Total Banks	50,314,879
Diversified Financial Services - 2.4%
93,400	Affiliated Managers Group Inc.	7,828,788
73,300	Ameriprise Financial Inc.	10,132,259
26,008	Federated Investors Inc., Class B Shares	794,024
46,432	Meta Financial Group Inc.	1,215,125
225,064	Paysign Inc.*(a)	2,196,625
	Total Diversified Financial Services	22,166,821
Equity Real Estate Investment Trusts (REITs) - 4.8%
167,400	American Campus Communities Inc.	7,753,968
337,700	American Homes 4 Rent, Class A Shares	8,243,257
64,769	Americold Realty Trust	2,027,270
111,000	Blackstone Mortgage Trust Inc., Class A Shares	3,913,860
54,500	Boston Properties Inc.	7,130,235
110,369	Columbia Property Trust Inc.	2,359,689
82,258	Corporate Office Properties Trust	2,290,063
729,400	Cousins Properties Inc.	6,601,070
137,143	Lexington Realty Trust	1,257,601
251,100	Medical Properties Trust Inc.	4,464,558
	Total Equity Real Estate Investment Trusts (REITs)	46,041,571
Insurance - 5.0%
104,000	American International Group Inc.	5,311,280
31,500	Assurant Inc.	3,148,740
41,332	eHealth Inc.*	2,916,386
72,175	Goosehead Insurance Inc., Class A Shares	2,643,770
9,124	Hanover Insurance Group Inc.	1,114,588
212,300	Hartford Financial Services Group Inc.	11,179,718
37,133	Kinsale Capital Group Inc.	3,111,374
95,714	NMI Holdings Inc., Class A Shares*	2,609,164
62,708	Palomar Holdings Inc.*	1,454,826
39,872	ProAssurance Corp.	1,495,997
55,600	Progressive Corp.	4,407,968
46,300	Willis Towers Watson PLC	8,125,650
	Total Insurance	47,519,461
Private Equity - 0.3%
238,436	Hercules Capital Inc.(a)	3,042,443
Savings & Loans - 0.5%
78,694	Banc of California Inc.	1,041,122
209,723	Sterling Bancorp	4,049,751
	Total Savings & Loans	5,090,873
	TOTAL FINANCIAL	174,176,048
INDUSTRIAL - 11.0%
Aerospace/Defense - 0.7%
121,650	Kratos Defense & Security Solutions Inc.*	2,682,383

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 11.0% - (continued)
Aerospace/Defense - 0.7% - (continued)
17,500	L3 Technologies Inc.	$4,236,050
	Total Aerospace/Defense	6,918,433
Building Materials - 1.5%
273,500	Louisiana-Pacific Corp.	6,241,270
31,800	Martin Marietta Materials Inc.	6,693,900
21,211	Masonite International Corp.*	1,008,583
	Total Building Materials	13,943,753
Electrical Components & Equipment - 2.2%
25,259	Belden Inc.	1,293,261
319,900	Energizer Holdings Inc.	13,090,308
42,883	Generac Holdings Inc.*	2,364,997
36,500	Hubbell Inc., Class B Shares	4,180,710
	Total Electrical Components & Equipment	20,929,276
Electronics - 0.9%
47,900	Agilent Technologies Inc.	3,211,695
292,561	Fluidigm Corp.*	3,829,623
53,002	Stoneridge Inc.*	1,379,642
	Total Electronics	8,420,960
Engineering & Construction - 0.5%
45,212	Argan Inc.	2,076,587
181,362	Concrete Pumping Holdings Inc.*	924,946
17,779	EMCOR Group Inc.	1,432,276
	Total Engineering & Construction	4,433,809
Environmental Control - 0.5%
49,252	Casella Waste Systems Inc., Class A Shares*	1,907,037
35,014	Clean Harbors Inc.*	2,245,098
63,430	Energy Recovery Inc.*	599,414
	Total Environmental Control	4,751,549
Hand/Machine Tools - 0.6%
66,130	Luxfer Holdings PLC, ADR	1,585,136
159,393	Milacron Holdings Corp.*	1,829,832
28,683	Regal Beloit Corp.	2,085,254
	Total Hand/Machine Tools	5,500,222
Machinery-Construction & Mining - 0.2%
43,016	BWX Technologies Inc.	2,001,965
Machinery-Diversified - 1.6%
54,577	Altra Industrial Motion Corp.	1,712,081
38,219	Cactus Inc., Class A Shares*	1,244,028
38,441	Columbus McKinnon Corp.	1,393,871
27,200	Curtiss-Wright Corp.	3,032,528
14,000	Rockwell Automation Inc.	2,083,900
22,814	SPX FLOW Inc.*	814,460
70,100	Xylem Inc.	5,202,822
	Total Machinery-Diversified	15,483,690
Metal Fabricate/Hardware - 0.4%
26,598	CIRCOR International Inc.*	1,124,031
69,666	Mayville Engineering Co., Inc.*	1,135,556
59,726	TriMas Corp.*	1,711,150
	Total Metal Fabricate/Hardware	3,970,737
Miscellaneous Manufacturers - 1.4%
59,249	Actuant Corp., Class A Shares	1,311,773
30,578	EnPro Industries Inc.	1,696,773

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
INDUSTRIAL - 11.0% - (continued)
Miscellaneous Manufacturers - 1.4% - (continued)
66,010	Harsco Corp.*	$1,650,250
35,440	Hexcel Corp.	2,579,678
50,066	ITT Inc.	2,884,803
139,209	LiqTech International Inc.*(a)	1,350,327
29,982	Standex International Corp.	1,950,029
	Total Miscellaneous Manufacturers	13,423,633
Packaging & Containers - 0.4%
112,171	Owens-Illinois Inc.	1,794,736
52,903	Silgan Holdings Inc.	1,533,658
	Total Packaging & Containers	3,328,394
Transportation - 0.1%
59,639	Air Transport Services Group Inc.*	1,308,480
	TOTAL INDUSTRIAL	104,414,901
TECHNOLOGY - 9.6%
Computers - 3.0%
18,307	CACI International Inc., Class A Shares*	3,725,841
227,111	Conduent Inc.*	2,021,288
136,363	Endava PLC, ADR*	5,105,431
41,898	ExlService Holdings Inc.*	2,482,875
43,792	Kornit Digital Ltd.*(a)	1,242,379
50,101	Mercury Systems Inc.*	3,444,945
27,685	PlayAGS Inc.*	529,891
79,544	Tufin Software Technologies Ltd.*(a)	1,789,740
35,212	Virtusa Corp.*	1,492,989
162,400	Western Digital Corp.	6,044,528
	Total Computers	27,879,907
Semiconductors - 2.4%
62,900	Cabot Microelectronics Corp.	6,130,863
419,300	Cypress Semiconductor Corp.	7,471,926
37,600	Inphi Corp.*	1,649,888
277,891	MACOM Technology Solutions Holdings Inc.*	3,932,158
21,541	Semtech Corp.*	857,978
29,800	Xilinx Inc.	3,048,838
	Total Semiconductors	23,091,651
Software - 4.2%
37,622	Altair Engineering Inc., Class A Shares*	1,433,774
33,189	Alteryx Inc., Class A Shares*	2,882,797
65,327	Bandwidth Inc., Class A Shares*	4,740,780
73,302	Everbridge Inc.*	5,764,469
73,435	Fastly Inc., Class A Shares*(a)	1,527,448
48,800	Fidelity National Information Services Inc.	5,870,640
75,923	Five9 Inc.*	3,898,646
45,049	ManTech International Corp., Class A Shares	2,764,657
30,203	PROS Holdings Inc.*	1,712,510
66,871	Smartsheet Inc., Class A Shares*	2,874,115
31,906	Talend SA, ADR*	1,488,096

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 9.6% - (continued)
Software - 4.2% - (continued)
103,415	Upland Software Inc.*	$4,838,788
	Total Software	39,796,720
	TOTAL TECHNOLOGY	90,768,278
UTILITIES - 4.9%
Electric - 4.9%
24,499	Black Hills Corp.	1,866,824
252,900	CenterPoint Energy Inc.	7,192,476
98,400	Evergy Inc.	5,720,976
224,400	FirstEnergy Corp.	9,254,256
41,529	Hawaiian Electric Industries Inc.	1,725,115
20,275	IDACORP Inc.	2,032,974
68,377	Portland General Electric Co.	3,614,408
191,000	Public Service Enterprise Group Inc.	11,223,160
32,100	Sempra Energy	4,219,545
	Total Electric	46,849,734
	TOTAL UTILITIES	46,849,734
	TOTAL COMMON STOCKS
	(Cost - $764,744,947)	803,820,965
EXCHANGE TRADED FUNDS (ETFs) - 11.4%
340,136	iShares Core S&P Mid-Cap	61,612,235
591,340	iShares Core S&P Small-Cap	43,268,348
28,195	iShares Russell 2000 Value	3,218,177
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $101,348,321)	108,098,760
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $866,093,268)	911,919,725

Face Amount
SHORT-TERM INVESTMENTS - 3.9%
TIME DEPOSITS - 3.9%
11,395,917	Banco Santander SA - Frankfurt, 1.740% due 6/3/19	11,395,917
26,281,193	Barclays Bank PLC - London, 1.740% due 6/3/19	26,281,193
163	Brown Brothers Harriman - Grand Cayman, 1.740% due 6/3/19	163
	TOTAL TIME DEPOSITS
	(Cost - $37,677,273)	37,677,273
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.5%
MONEY MARKET FUND - 1.5%
14,016,747	Federated Government Obligations Fund, Premier Class, 2.300%(b)
	(Cost - $14,016,747)	14,016,747
	TOTAL INVESTMENTS - 101.4%
	(Cost - $917,787,288#)	963,613,745
	Liabilities in Excess of Other Assets - (1.4)%	(13,497,806)
	TOTAL NET ASSETS - 100.0%	$950,115,939

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	20.2%
Financial	18.1
Industrial	10.8
Technology	9.4
Consumer Cyclical	6.8
Communications	5.3
Energy	4.9
Utilities	4.9
Basic Materials	3.1
Exchange Traded Funds (ETFs)	11.2
Short-Term Investments	3.9
Money Market Fund	1.4
100.0%

^ As a percentage of total investments.

Schedules of Investments
May 31, 2019 (unaudited)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 79.5%
Argentina - 0.4%
17,138	Globant SA*	$1,591,092
65,882	Loma Negra Cia Industrial Argentina SA, ADR*	655,526
3,646	MercadoLibre Inc.*	2,080,116
154,711	YPF SA, ADR	2,294,364
	Total Argentina	6,621,098
Australia - 2.4%
510,061	Amcor Ltd.	5,823,667
164,634	Appen Ltd.	2,945,947
240,766	Brambles Ltd.	2,015,063
245,799	HUB24 Ltd.	2,322,293
1,041,357	Nanosonics Ltd.*	3,238,537
320,386	Nick Scali Ltd.(a)	1,567,340
866,980	Pro Medicus Ltd.	13,615,839
1,215,699	South32 Ltd.	2,790,627
575,287	Webjet Ltd.	5,902,029
33,187	WiseTech Global Ltd.(a)	556,920
	Total Australia	40,778,262
Austria - 0.3%
120,536	Erste Group Bank AG	4,272,326
Belgium - 0.1%
8,403	Galapagos NV*	954,995
Bermuda - 0.2%
124,214	Hiscox Ltd.	2,572,058
Brazil - 1.8%
533,957	B3 SA - Brasil Bolsa Balcao	4,974,983
369,571	Banco Bradesco SA, ADR	3,459,185
114,228	Banco do Brasil SA	1,508,974
980,623	Kroton Educacional SA	2,583,348
151,064	Pagseguro Digital Ltd., Class A Shares*	4,837,069
345,963	Petroleo Brasileiro SA, ADR	4,992,246
902,689	Rumo SA*	4,452,499
56,830	Smiles Fidelidade SA	689,923
133,493	StoneCo Ltd., Class A Shares*	3,364,024
	Total Brazil	30,862,251
Canada - 1.9%
122,636	Canadian Natural Resources Ltd.	3,312,451
9,700	Canadian Pacific Railway Ltd.	2,126,006
410,984	Computer Modelling Group Ltd.	2,146,591
21,377	Descartes Systems Group Inc.*	857,326
56,853	Equitable Group Inc.(a)	2,831,083
5,506	Fairfax Financial Holdings Ltd.	2,525,501
172,162	Jamieson Wellness Inc.	2,383,037
120,623	Magna International Inc.	5,179,551
51,810	Restaurant Brands International Inc.	3,409,098
486,869	Seven Generations Energy Ltd., Class A Shares*	2,604,175
41,800	TC Energy Corp.	2,034,824
48,595	Thomson Reuters Corp.	3,088,193
	Total Canada	32,497,836
China - 7.4%
30,703	58.com Inc., ADR*	1,750,992
5,592,765	AK Medical Holdings Ltd.(a)(b)	2,740,726

Schedules of Investments
May 31, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 79.5% - (continued)
China - 7.4% - (continued)
112,385	Alibaba Group Holding Ltd., ADR*	$16,774,585
429,400	BTG Hotels Group Co., Ltd., Class A Shares*(c)	1,020,300
3,403,551	China Construction Bank Corp., Class H Shares(d)	2,685,635
907,705	China Everbright Ltd.	1,448,036
316,707	China International Travel Service Corp., Ltd., Class A Shares(c)	3,522,339
1,719,418	China Mengniu Dairy Co., Ltd.*	6,273,103
523,247	China Mobile Ltd.	4,567,953
17,192,191	China Tower Corp., Ltd., Class H Shares(b)(d)	3,849,275
65,996	GDS Holdings Ltd., ADR*(a)	2,144,210
385,900	Gree Electric Appliances Inc. of Zhuhai, Class A Shares(c)	2,901,876
3,218,859	Guangzhou Automobile Group Co., Ltd., Class H Shares(d)	3,093,529
1,479,137	Haitong Securities Co., Ltd., Class H Shares(d)	1,511,042
185,141	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares(c)	661,589
295,308	Han's Laser Technology Industry Group Co., Ltd., Class A Shares(c)	1,405,711
887,346	Hua Hong Semiconductor Ltd.(b)	1,859,685
1,674,510	JNBY Design Ltd.	2,895,524
1,301,761	Kingdee International Software Group Co., Ltd.	1,443,638
22,853	Kweichow Moutai Co., Ltd., Class A Shares(c)	2,915,121
3,001,451	Lenovo Group Ltd.	2,079,806
85,166	LexinFintech Holdings Ltd., ADR*	962,376
530,206	Midea Group Co., Ltd., Class A Shares(c)	3,775,807
40,294	Momo Inc., ADR	1,110,906
16,603	New Oriental Education & Technology Group Inc., ADR*	1,422,047
341,346	Ping An Insurance Group Co. of China Ltd., Class H Shares(d)	3,757,920
284,811	Shenzhou International Group Holdings Ltd.	3,348,556
1,452,634	Sino Biopharmaceutical Ltd.	1,460,716
600,332	Sinopharm Group Co., Ltd., Class H Shares(d)	2,249,017
63,112	Sunny Optical Technology Group Co., Ltd.	534,960
349,389	Tencent Holdings Ltd.	14,489,694
46,029	Tencent Holdings Ltd., ADR	1,922,171
61,985	Tencent Music Entertainment Group, ADR*(a)	820,681
3,843,183	WH Group Ltd.(b)	3,443,102
1,812,045	Xiaomi Corp., Class B Shares*(a)(b)	2,207,433
1,558,000	Yihai International Holding Ltd.*	7,649,609
266,520	Yunnan Baiyao Group Co., Ltd., Class A Shares(c)	2,978,170
21,458	YY Inc., ADR*	1,468,800
101,573	Zai Lab Ltd., ADR*	2,662,228
	Total China	123,808,868
Denmark - 0.2%
21,077	Jyske Bank AS, Class Registered Shares	798,224
31,253	Royal Unibrew AS	2,220,636
27,952	Sydbank AS	523,817
	Total Denmark	3,542,677
Egypt - 0.2%
7,922,941	Cleopatra Hospital*(c)	3,061,695
Finland - 0.4%
672,560	Nokia OYJ, ADR	3,396,428
61,332	Sampo OYJ, Class A Shares	2,653,043
44,645	Wartsila OYJ Abp	651,262
	Total Finland	6,700,733
France - 5.5%
29,736	Air Liquide SA	3,697,752

Schedules of Investments
May 31, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 79.5% - (continued)
France - 5.5% - (continued)
25,819	Airbus SE	$3,317,741
30,218	Akka Technologies	1,955,534
42,332	Aubay	1,424,033
54,220	BNP Paribas SA(a)	2,471,245
109,760	Danone SA	8,760,188
2,964	Dassault Aviation SA	3,702,024
44,090	Dassault Systemes SE	6,534,215
54,788	Esker SA	4,713,290
48,161	EssilorLuxottica SA	5,523,990
97,212	Legrand SA	6,539,025
30,380	L'Oreal SA	8,153,122
6,302	LVMH Moet Hennessy Louis Vuitton SE	2,387,750
41,575	MGI Digital Graphic Technology*	1,830,689
64,214	Pernod Ricard SA	11,295,901
107,767	Schneider Electric SE	8,500,085
71,335	Thales SA	7,841,929
28,629	TOTAL SA	1,480,903
23,187	Ubisoft Entertainment SA*	1,901,391
	Total France	92,030,807
Germany - 5.3%
91,572	Bayer AG, Class Registered Shares	5,401,226
48,127	Brenntag AG	2,236,240
174,402	Deutsche Wohnen SE	8,231,826
136,841	Elmos Semiconductor AG	3,262,282
30,836	Fresenius SE & Co. KGaA	1,565,380
95,305	GEA Group AG	2,602,556
97,912	Henkel AG & Co. KGaA	8,944,102
34,235	Hypoport AG*	7,254,600
279,930	Infineon Technologies AG	5,049,431
83,787	Isra Vision AG	3,049,142
16,276	Knorr-Bremse AG*	1,792,064
25,299	LEG Immobilien AG	3,021,354
17,807	Merck KGaA	1,719,821
73,730	Nexus AG	2,392,122
52,990	SAP SE	6,548,123
4,594	Sartorius AG	872,030
68,129	Symrise AG, Class A Shares	6,385,623
96,768	TAG Immobilien AG*	2,270,133
153,517	Telefonica Deutschland Holding AG	430,569
144,548	Vonovia SE	7,581,418
11,656	Wirecard AG	1,823,322
11,858	XING SE*	4,697,746
51,345	Zalando SE*(b)	2,037,665
	Total Germany	89,168,775
Greece - 0.2%
392,511	Sarantis SA*	3,293,593
Hong Kong - 1.8%
725,000	AIA Group Ltd.	6,792,166
572,000	China Overseas Land & Investment Ltd.	1,980,525
256,000	CK Hutchison Holdings Ltd.	2,414,025
606,530	Esprit Holdings Ltd.*	121,619
74,900	Jardine Matheson Holdings Ltd.	4,803,525

Schedules of Investments
May 31, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 79.5% - (continued)
Hong Kong - 1.8% - (continued)
2,679,074	Kunlun Energy Co., Ltd.*	$2,464,569
436,711	Techtronic Industries Co., Ltd.	2,776,774
8,355,195	Tongda Group Holdings Ltd.(a)	658,004
169,767	Tongda Hong Tai Holdings Ltd.*(c)	25,771
1,410,000	Vitasoy International Holdings Ltd.(a)	7,551,190
	Total Hong Kong	29,588,168
Hungary - 0.1%
35,590	Wizz Air Holdings PLC*(b)	1,411,140
India - 6.2%
216,813	Aavas Financiers Ltd.*	4,416,749
167,073	Amara Raja Batteries Ltd.	1,534,382
377,763	Axis Bank Ltd.*	4,425,325
32,267	Bajaj Finance Ltd.	1,602,175
212,208	Bandhan Bank Ltd.(b)	1,801,842
655,942	Berger Paints India Ltd.	3,118,782
61,606	Britannia Industries Ltd.	2,603,997
119,997	Divi's Laboratories Ltd.	2,744,525
193,664	Dr Lal PathLabs Ltd.(b)	2,881,320
46,356	Dr Reddy's Laboratories Ltd.	1,778,552
15,870	Dr Reddy's Laboratories Ltd., ADR	604,806
513,184	Edelweiss Financial Services Ltd.	1,494,975
484,463	Exide Industries Ltd.	1,486,583
469,157	Gulf Oil Lubricants India Ltd.	6,064,124
106,247	HDFC Bank Ltd.*	3,705,033
350,244	Housing Development Finance Corp., Ltd.	10,986,215
1,180,766	JM Financial Ltd.	1,608,702
375,965	Kajaria Ceramics Ltd.	3,429,420
169,658	Kotak Mahindra Bank Ltd.	3,703,922
216,787	Manpasand Beverages Ltd.	160,210
19,953	Maruti Suzuki India Ltd.	1,957,369
439,340	Max Financial Services Ltd.*	2,839,012
122,334	Metropolis Healthcare Ltd.*(b)	1,695,204
1,782,887	Minda Corp., Ltd.	3,085,368
2,821,117	NTPC Ltd.	5,384,278
51,910	Piramal Enterprises Ltd.	1,655,992
199,701	RBL Bank Ltd.(b)	1,969,750
206,091	Reliance Industries Ltd.	3,937,296
423,000	Reliance Nippon Life Asset Management Ltd.(b)	1,340,376
309,424	SBI Life Insurance Co., Ltd.(b)	3,101,570
332,841	Sun Pharmaceutical Industries Ltd.	1,963,269
192,538	Supreme Industries Ltd.	2,969,026
199,808	Tata Chemicals Ltd.	1,813,075
195,569	Tata Communications Ltd.	1,518,017
457,820	Tata Global Beverages Ltd.	1,605,210
138,413	V-Mart Retail Ltd.	4,867,547
455,955	Yes Bank Ltd.	973,686
	Total India	102,827,684
Indonesia - 0.8%
38,817,500	Ace Hardware Indonesia Tbk PT	4,716,390
2,402,900	Bank Central Asia Tbk PT	4,895,148
42,447,300	Sarana Menara Nusantara Tbk PT	2,139,802

Schedules of Investments
May 31, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 79.5% - (continued)
Indonesia - 0.8% - (continued)
3,480,037	Tower Bersama Infrastructure Tbk PT	$891,817
	Total Indonesia	12,643,157
Ireland - 0.4%
44,872	Kerry Group PLC, Class A Shares	5,184,642
32,618	Ryanair Holdings PLC, ADR*	2,127,346
	Total Ireland	7,311,988
Israel - 0.3%
16,036	Check Point Software Technologies Ltd.*	1,768,450
53,541	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,737,921
4,090	Wix.com Ltd.*	561,721
	Total Israel	5,068,092
Italy - 0.5%
543,226	Banca Mediolanum SpA	3,616,527
224,328	Gruppo MutuiOnline SpA	4,296,240
	Total Italy	7,912,767
Japan - 12.1%
106,200	Arcland Service Holdings Co., Ltd.	1,871,834
32,855	Atrae Inc.*	974,252
177,313	Avant Corp.	3,110,627
168,600	Chiba Bank Ltd.	801,785
32,100	Chugai Pharmaceutical Co., Ltd.	2,139,159
28,000	Daiichi Sankyo Co., Ltd.	1,353,473
41,700	Digital Arts Inc.	3,404,487
16,500	Disco Corp.	2,276,737
229,000	eGuarantee Inc.	2,824,870
134,080	Elan Corp.	2,288,159
81,812	en-japan Inc.	2,866,963
7,600	Ezaki Glico Co., Ltd.	361,636
65,900	Fixstars Corp.	1,094,911
160,600	Fujitsu General Ltd.	2,265,895
166,100	Hachijuni Bank Ltd.	689,292
36,410	Hirose Electric Co., Ltd.	3,963,192
15,600	Hoshizaki Corp.	1,181,603
325,665	Infomart Corp.	4,937,468
102,800	Inpex Corp.	825,721
180,800	IR Japan Holdings Ltd.(a)	4,222,657
106,500	Ito En Ltd.	5,025,468
90,700	Itokuro Inc.*(a)	1,998,718
215,244	Japan Elevator Service Holdings Co., Ltd.(a)	4,331,547
267,268	Japan Material Co., Ltd.	3,321,013
133,300	Kansai Paint Co., Ltd.	2,509,470
119,900	Kao Corp.	9,322,424
101,000	KDDI Corp.	2,594,188
62,300	Kobayashi Pharmaceutical Co., Ltd.	4,602,448
27,900	Koito Manufacturing Co., Ltd.	1,286,257
7,300	Kose Corp.	1,146,404
48,400	Kusuri no Aoki Holdings Co., Ltd.	3,083,025
279,600	Mebuki Financial Group Inc.	701,768
135,962	Miroku Jyoho Service Co., Ltd.	4,024,111
67,900	MISUMI Group Inc.	1,586,732
298,000	Mitsubishi Electric Corp.	3,698,774

Schedules of Investments
May 31, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 79.5% - (continued)
Japan - 12.1% - (continued)
79,100	Murata Manufacturing Co., Ltd.	$3,416,697
113,000	Nihon Kohden Corp.	3,227,966
131,200	Nippon Telegraph & Telephone Corp.	5,871,177
16,700	Nissin Foods Holdings Co., Ltd.	1,003,924
88,700	Nomura Research Institute Ltd.	4,312,501
249,200	North Pacific Bank Ltd.	581,692
44,200	Obic Co., Ltd.	5,306,659
76,700	Omron Corp.	3,604,577
169,600	Open Door Inc.*	4,682,304
98,200	Outsourcing Inc.	1,016,103
124,200	Persol Holdings Co., Ltd.	2,621,560
370,498	Prestige International Inc.	5,095,672
213,498	Rakus Co., Ltd.	5,019,010
83,900	Rohto Pharmaceutical Co., Ltd.	2,284,469
289,900	Santen Pharmaceutical Co., Ltd.	4,151,013
59,700	Secom Co., Ltd.	5,109,260
110,700	Sega Sammy Holdings Inc.	1,308,190
160,700	Seven & i Holdings Co., Ltd.	5,410,431
7,500	SMC Corp.	2,447,399
164,838	SMS Co., Ltd.	3,955,054
40,200	Sohgo Security Services Co., Ltd.	1,938,133
85,900	Stanley Electric Co., Ltd.	1,953,185
22,400	Suzuki Motor Corp.	1,066,963
427,500	Systena Corp.	6,170,225
230,440	Takeda Pharmaceutical Co., Ltd.	7,768,337
189,800	Terumo Corp.	5,365,364
117,900	Toyo Suisan Kaisha Ltd.	4,610,885
21,000	Trend Micro Inc.	942,601
58,700	USS Co., Ltd.	1,109,797
30,376	Wantedly Inc.*(a)	933,764
914,900	Yahoo Japan Corp.	2,629,607
74,700	Yakuodo Co., Ltd.	1,505,842
82,200	Yokogawa Electric Corp.	1,588,059
109,459	Yume No Machi Souzou Iinkai Co., Ltd.(a)	1,348,444
	Total Japan	202,043,932
Malaysia - 0.3%
5,302,322	7-Eleven Malaysia Holdings Bhd	1,923,878
434,100	Carlsberg Brewery Malaysia Bhd	2,533,053
3,109,816	My EG Services Bhd	1,029,707
	Total Malaysia	5,486,638
Mexico - 1.1%
30,790	Fomento Economico Mexicano SAB de CV, ADR	2,865,318
191,367	Gruma SAB de CV, Class B Shares	1,825,584
727,878	Grupo Lala SAB de CV, Class B Shares	846,797
374,933	Infraestructura Energetica Nova SAB de CV	1,523,791
1,822,000	Qualitas Controladora SAB de CV	4,881,760
1,550,880	Unifin Financiera SAB de CV SOFOM ENR	3,513,559
1,113,449	Wal-Mart de Mexico SAB de CV	3,133,299
	Total Mexico	18,590,108
Netherlands - 1.5%
26,015	ASML Holding NV	4,902,112
18,887	Core Laboratories NV	899,777

Schedules of Investments
May 31, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 79.5% - (continued)
Netherlands - 1.5% - (continued)
14,637	Euronext NV(b)	$1,040,538
68,050	Heineken NV	7,138,681
142,673	Koninklijke Philips NV*	5,621,542
70,329	NXP Semiconductors NV	6,200,205
	Total Netherlands	25,802,855
Nigeria - 0.0%
1,857,403	Lekoil Ltd., CDI*	116,894
Norway - 0.2%
479,036	Spectrum ASA	3,399,357
Panama - 0.2%
30,247	Copa Holdings SA, Class A Shares	2,710,434
Peru - 0.1%
9,641	Credicorp Ltd.	2,157,656
Philippines - 1.0%
3,989,935	Ayala Land Inc.	3,789,192
1,278,308	BDO Unibank Inc.	3,380,158
8,027,565	Metro Pacific Investments Corp.	692,773
2,848,438	Philippine Seven Corp.(c)	6,774,276
81,480	SM Investments Corp.	1,471,976
	Total Philippines	16,108,375
Portugal - 0.5%
285,921	Galp Energia SGPS SA	4,293,362
304,492	Jeronimo Martins SGPS SA	4,628,328
	Total Portugal	8,921,690
Russia - 0.5%
409,837	Sberbank of Russia PJSC, ADR	5,895,471
66,837	Yandex NV, Class A Shares*	2,400,785
	Total Russia	8,296,256
Singapore - 0.2%
1,519,562	Riverstone Holdings Ltd.	1,006,582
3,280,400	Sheng Siong Group Ltd.	2,602,104
	Total Singapore	3,608,686
South Africa - 2.0%
186,209	Bid Corp., Ltd.	3,893,227
242,818	Bidvest Group Ltd.	3,448,830
1,427,342	FirstRand Ltd.	6,549,124
2,803,399	Italtile Ltd.(c)	2,780,294
79,212	Mr Price Group Ltd.	1,072,109
50,154	Naspers Ltd., Class N Shares	11,245,650
1,287,299	Pepkor Holdings Ltd.(b)	1,572,792
73,386	Sasol Ltd.	1,844,405
40,136	Sasol Ltd., ADR	998,985
	Total South Africa	33,405,416
South Korea - 2.3%
53,492	KB Financial Group Inc.	1,975,428
102,947	Kia Motors Corp.	3,401,836
69,301	LEENO Industrial Inc.	3,431,903
2,111	LG Household & Health Care Ltd.	2,262,942
257,136	Minwise Co., Ltd.	4,985,579
49,399	NAVER Corp.	4,621,475

Schedules of Investments
May 31, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 79.5% - (continued)
South Korea - 2.3% - (continued)
397,728	Samsung Electronics Co., Ltd.	$14,145,407
20,850	Samsung Life Insurance Co., Ltd.	1,415,378
6,786	SK Telecom Co., Ltd.	1,427,280
	Total South Korea	37,667,228
Spain - 0.9%
179,315	Amadeus IT Group SA	13,664,649
56,850	Grifols SA, ADR	999,991
	Total Spain	14,664,640
Sweden - 1.8%
212,227	Biotage AB	2,507,799
291,949	Essity AB, Class B Shares	8,570,206
515,459	Fortnox AB	6,714,692
42,551	Hexagon AB, Class B Shares	1,975,392
181,898	HMS Networks AB*	3,180,018
191,676	RaySearch Laboratories AB*(a)	2,421,654
245,511	Svenska Handelsbanken AB, Class A Shares	2,420,032
134,896	Xvivo Perfusion AB*	2,634,871
	Total Sweden	30,424,664
Switzerland - 4.6%
55	Chocoladefabriken Lindt & Spruengli AG	360,174
35,067	Cie Financiere Richemont SA, Class Registered Shares	2,574,902
2,732	dormakaba Holding AG, ADR*	1,888,442
3,841	Geberit AG, Class Registered Shares	1,691,613
5,184	Givaudan SA, Class Registered Shares	13,706,476
98,086	Julius Baer Group Ltd.*	3,875,615
15,587	Lonza Group AG, Class Registered Shares*	4,788,175
278,157	Nestle SA, Class Registered Shares	27,628,601
9,133	Roche Holding AG	2,396,933
7,573	Schindler Holding AG	1,592,620
2,408	SGS SA, Class Registered Shares	6,084,330
10,498	Sika AG, Class Registered Shares	1,558,424
769,529	UBS Group AG, Class Registered Shares*	8,853,720
	Total Switzerland	77,000,025
Taiwan - 3.0%
75,000	ASPEED Technology Inc.	1,513,037
7,848	Chief Telecom Inc.*	50,137
852,000	Delta Electronics Inc.	3,833,370
237,392	Eclat Textile Co., Ltd.	3,070,106
1,156,000	Far EasTone Telecommunications Co., Ltd.	2,875,237
172,642	Ginko International Co., Ltd.	1,067,143
24,047	Hiwin Technologies Corp.	180,478
9,000	Largan Precision Co., Ltd.	1,070,040
98,769	Machvision Inc.	1,171,775
319,285	Makalot Industrial Co., Ltd.	2,095,227
254,613	Poya International Co., Ltd.	3,008,477
868,000	Taiwan Mobile Co., Ltd.	3,245,877
865,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,421,491
319,406	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,249,220
241,188	TCI Co., Ltd.	3,821,543
224,000	Voltronic Power Technology Corp.	4,180,373
	Total Taiwan	49,853,531

Schedules of Investments
May 31, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 79.5% - (continued)
Thailand - 0.7%
242,498	Bangkok Bank PCL, Class F Shares	$1,510,563
191,536	Bangkok Bank PCL, NVDR	1,194,234
2,434,231	CP ALL PCL, Class F Shares	6,157,968
12,130,621	Humanica PCL, Class F Shares(c)	2,424,200
	Total Thailand	11,286,965
United Arab Emirates - 0.3%
570,540	First Abu Dhabi Bank PJSC	2,299,658
367,735	Network International Holdings PLC*(b)	2,585,098
	Total United Arab Emirates	4,884,756
United Kingdom - 6.8%
676,053	Advanced Medical Solutions Group PLC	2,937,741
582,937	ASA International Group PLC*(b)(c)	2,803,715
140,876	Avon Rubber PLC	2,363,973
166,920	British American Tobacco PLC	5,794,899
67,594	Burberry Group PLC	1,451,043
867,900	Clipper Logistics PLC(a)	3,174,196
322,176	Compass Group PLC	7,290,453
671,068	ConvaTec Group PLC(b)	1,185,371
114,031	Craneware PLC	4,403,946
15,380	Croda International PLC	987,155
259,165	Diageo PLC	10,895,239
145,643	Experian PLC	4,402,403
74,358	Farfetch Ltd., Class A Shares*	1,490,878
578,151	GB Group PLC	4,530,371
164,793	Halma PLC	3,778,675
740,027	Horizon Discovery Group PLC*	1,560,077
287,300	IMI PLC	3,280,632
59,706	Intertek Group PLC	4,004,049
23,677	Linde PLC	4,292,164
23,480	LivaNova PLC*	1,688,212
54,476	London Stock Exchange Group PLC	3,629,846
418,517	On the Beach Group PLC(b)	2,425,598
309,651	Patisserie Holdings PLC*(c)(e)	3,915
177,887	Prudential PLC	3,544,948
158,706	Reckitt Benckiser Group PLC	12,748,605
86,658	RELX PLC	2,014,312
198,177	Rentokil Initial PLC	938,415
167,387	Smith & Nephew PLC	3,514,967
75,005	Spectris PLC	2,357,390
50,635	Spirax-Sarco Engineering PLC	5,343,635
1,239,724	Tullow Oil PLC	3,109,667
1,199,269	Vodafone Group PLC	1,957,119
	Total United Kingdom	113,903,609
United States - 3.0%
52,270	Analog Devices Inc.	5,050,327
27,595	ANSYS Inc.*	4,953,303
2,170	Booking Holdings Inc.*	3,593,997
159,094	Cadence Design Systems Inc.*	10,113,606
94,907	Colgate-Palmolive Co.	6,607,425
27,272	DENTSPLY SIRONA Inc.	1,469,143
118,434	Liberty Latin America Ltd., Class C Shares*	2,035,880
19,900	Mastercard Inc., Class A Shares	5,004,651

Schedules of Investments
May 31, 2019 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 79.5% - (continued)
United States - 3.0% - (continued)
22,298	Nordson Corp.	$2,801,075
38,324	Philip Morris International Inc.	2,955,930
25,466	Texas Instruments Inc.	2,656,359
33,500	Waste Connections Inc.	3,170,440
	Total United States	50,412,136
	TOTAL COMMON STOCKS
	(Cost - $1,201,983,430)	1,327,674,821
EXCHANGE TRADED FUNDS (ETFs) - 15.8%
United States - 15.8%
3,114,985	iShares Core MSCI EAFE	184,998,959
1,592,904	iShares Core MSCI Emerging Markets	78,243,445
	Total United States	263,242,404
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $256,053,459)	263,242,404
PREFERRED STOCK - 0.0%
United Kingdom - 0.0%
1,899	Roofoods Ltd. Series G, Private Placement*(c)(e)	793,594
	(Cost - $793,594)
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,458,830,483)	1,591,710,819

Face Amount†
SHORT-TERM INVESTMENTS - 4.3%
TIME DEPOSITS - 3.6%
$17,338,407		ANZ National Bank - London, 1.740% due 6/3/19	17,338,407
16,861,387		Banco Bilbao Vizcaya Argentaria SA - Madrid, 1.740% due 6/3/19	16,861,387
12,166,711		Barclays Bank PLC - London, 1.740% due 6/3/19	12,166,711
1,494,490	EUR	BNP Paribas SA - Paris, (0.570)% due 6/3/19	1,669,569
		Brown Brothers Harriman - Grand Cayman:
687,596	CHF	(1.540)% due 6/3/19	686,806
464	DKK	(0.900)% due 6/3/19	69
1,489,965	SEK	(0.450)% due 6/3/19	157,063
1,411,830	JPY	(0.230)% due 6/3/19	13,028
3	GBP	0.370% due 6/3/19	3
11	NOK	0.370% due 6/3/19	1
245,115	AUD	0.660% due 6/3/19	170,000
71,162	CAD	0.790% due 6/3/19	52,647
5,399	HKD	0.840% due 6/3/19	689
756	SGD	0.860% due 6/3/19	551
276		1.740% due 6/3/19	276
815,385	ZAR	5.650% due 6/3/19	55,994
4	NZD	0.750% due 6/4/19	3
379,687	GBP	Citibank - London, 0.370% due 6/3/19	480,057
953,535	HKD	Hong Kong & Shanghai Bank - Hong Kong, 0.840% due 6/3/19	121,633
9,612,539		JPMorgan Chase & Co. - New York, 1.740% due 6/3/19	9,612,539
19,589,344	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.230)% due 6/3/19	180,772
		TOTAL TIME DEPOSITS
		(Cost - $59,568,205)	59,568,205

Schedules of Investments
May 31, 2019 (unaudited)

Destinations International Equity Fund (continued)

Face Amount†	Security	Value
U.S. GOVERNMENT AGENCY - 0.7%
$12,095,000	Federal Home Loan Bank (FHLB) Discount Notes, 2.250% due 6/3/19(f)	$12,095,000
	(Cost - $12,095,000)
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $71,663,205)	71,663,205
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.5%
MONEY MARKET FUND - 1.5%
25,134,316	Federated Government Obligations Fund, Premier Class, 2.300%(g)
	(Cost - $25,134,316)	25,134,316
	TOTAL INVESTMENTS - 101.1%
	(Cost - $1,555,628,004#)	1,688,508,340
	Liabilities in Excess of Other Assets - (1.1)%	(18,136,212)
	TOTAL NET ASSETS - 100.0%	$1,670,372,128

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019, amounts to approximately $41,952,200 and represents 2.51% of net assets.
(c)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2019, amounts to approximately $37,848,373 and represents 2.27% of net assets.
(d)	Security trades on the Hong Kong exchange.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Rate shown represents yield-to-maturity.
(g)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics Systems (CHESS) Depositary Interest
NVDR	—	Non Voting Depository Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Schedules of Investments
May 31, 2019 (unaudited)

Destinations International Equity Fund (continued)

Summary of Investments by Security Sector^
Consumer Non-cyclical	23.6%
Financial	12.7
Technology	11.4
Industrial	9.0
Communications	8.5
Consumer Cyclical	7.9
Basic Materials	2.6
Energy	2.1
Utilities	0.5
Diversified	0.4
Exchange Traded Funds (ETFs)	15.6
Short-Term Investments	4.2
Money Market Fund	1.5
100.0%

^	As a percentage of total investments.

At May 31, 2019, Destinations International Equity Fund had open forward foreign currency contracts as described below.

The unrealized (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Japanese Yen	221,723,000	JPM	$2,047,695	6/14/19	$–	$(25,791)	$(25,791)
Japanese Yen	402,105,000	CITI	3,734,080	8/22/19	–	(42,235)	(42,235)
Japanese Yen	955,995,000	CITI	8,877,685	8/22/19	–	(126,919)	(126,919)
Japanese Yen	205,000,000	CITI	1,903,698	8/22/19	–	(25,312)	(25,312)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$–	$(220,257)	$(220,257)

Schedules of Investments
May 31, 2019 (unaudited)

Destinations International Equity Fund (continued)

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:
CITI	—	Citigroup Global Markets Inc.
JPM	—	JPMorgan Chase Bank NA

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS - 77.1%
BASIC MATERIALS - 0.8%
Chemicals - 0.8%
96,752	DowDuPont Inc.	$2,952,871
COMMUNICATIONS - 7.7%
Media - 0.3%
41,400	Viacom Inc., Class B Shares	1,201,842
Telecommunications - 7.4%
324,822	AT&T Inc.	9,933,056
115,968	BCE Inc.	5,221,577
41,400	Nippon Telegraph & Telephone Corp.	1,859,017
156,400	Telefonica Brasil SA	1,914,655
125,751	Verizon Communications Inc.	6,834,567
2,075,268	Vodafone Group PLC	3,395,806
	Total Telecommunications	29,158,678
	TOTAL COMMUNICATIONS	30,360,520
CONSUMER CYCLICAL - 3.7%
Airlines - 0.9%
71,105	Delta Air Lines Inc.	3,661,908
Auto Manufacturers - 0.4%
31,500	Daimler AG, Class Registered Shares	1,634,058
Distribution/Wholesale - 0.5%
120,100	Mitsui & Co., Ltd.	1,859,159
Home Builders - 0.6%
151,400	Sekisui House Ltd.	2,433,102
Retail - 0.4%
500,900	Kingfisher PLC	1,354,656
Toys/Games/Hobbies - 0.9%
10,000	Nintendo Co., Ltd.	3,571,264
	TOTAL CONSUMER CYCLICAL	14,514,147
CONSUMER NON-CYCLICAL - 18.8%
Agriculture - 5.4%
106,384	Altria Group Inc.	5,219,199
73,350	British American Tobacco PLC	2,559,626
89,439	Imperial Brands PLC	2,165,524
146,516	Philip Morris International Inc.	11,300,779
	Total Agriculture	21,245,128
Beverages - 3.4%
147,336	Coca-Cola Co.	7,238,618
47,250	PepsiCo Inc.	6,048,000
	Total Beverages	13,286,618
Biotechnology - 0.4%
27,780	Gilead Sciences Inc.	1,729,305
Cosmetics/Personal Care - 0.8%
30,175	Procter & Gamble Co.	3,105,309
Food - 1.0%
44,475	General Mills Inc.	2,198,844
213,100	Orkla ASA	1,844,712
	Total Food	4,043,556
Household Products/Wares - 1.4%
44,525	Kimberly-Clark Corp.	5,694,302

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 18.8% - (continued)
Pharmaceuticals - 6.4%
107,801	AbbVie Inc.	$8,269,415
23,520	AstraZeneca PLC	1,734,589
26,500	Bayer AG, Class Registered Shares	1,563,708
33,180	Bristol-Myers Squibb Co.	1,505,377
529,600	GlaxoSmithKline PLC	10,224,788
7,093	Roche Holding AG	1,864,025
	Total Pharmaceuticals	25,161,902
	TOTAL CONSUMER NON-CYCLICAL	74,266,120
ENERGY - 11.1%
Oil & Gas - 9.1%
952,350	BP PLC	6,503,364
49,439	BP PLC, ADR	2,013,156
75,637	Chevron Corp.	8,611,273
101,500	Exxon Mobil Corp.	7,183,155
69,350	Occidental Petroleum Corp.	3,451,550
78,575	Suncor Energy Inc.	2,420,110
113,274	TOTAL SA	5,902,014
	Total Oil & Gas	36,084,622
Pipelines - 2.0%
53,575	Enbridge Inc.	1,972,251
145,700	Enterprise Products Partners LP	4,063,573
94,236	Equitrans Midstream Corp.	1,871,527
	Total Pipelines	7,907,351
	TOTAL ENERGY	43,991,973
FINANCIAL - 17.1%
Banks - 6.8%
934,500	AIB Group PLC	3,843,922
40,450	Bank of NT Butterfield & Son Ltd.	1,335,659
34,275	Canadian Imperial Bank of Commerce	2,598,835
35,805	CIT Group Inc.	1,702,170
64,000	Citigroup Inc.	3,977,600
333,795	ING Groep NV	3,615,256
17,200	JPMorgan Chase & Co.	1,822,512
127,725	KeyCorp	2,039,768
18,675	PNC Financial Services Group Inc.	2,376,581
163,700	Regions Financial Corp.	2,263,971
1,413,000	Unicaja Banco SA(a)	1,378,059
	Total Banks	26,954,333
Diversified Financial Services - 1.3%
396,515	Daiwa Securities Group Inc.	1,735,862
14,100	Deutsche Boerse AG	1,949,287
83,425	Invesco Ltd.	1,630,124
	Total Diversified Financial Services	5,315,273
Equity Real Estate Investment Trusts (REITs) - 4.2%
35,600	Crown Castle International Corp.	4,628,356
16,750	Digital Realty Trust Inc.	1,971,810
36,000	National Retail Properties Inc.	1,927,080
66,875	Omega Healthcare Investors Inc.	2,382,087
88,125	Ventas Inc.	5,666,438
	Total Equity Real Estate Investment Trusts (REITs)	16,575,771
Insurance - 3.9%
56,000	Ageas	2,732,638

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
FINANCIAL - 17.1% - (continued)
Insurance - 3.9% - (continued)
8,230	Allianz SE, Class Registered Shares	$1,828,348
201,900	Challenger Ltd.	1,130,024
38,340	CNA Financial Corp.	1,723,766
22,350	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	5,395,650
14,095	RenaissanceRe Holdings Ltd.	2,458,732
	Total Insurance	15,269,158
Private Equity - 0.6%
54,290	AURELIUS Equity Opportunities SE & Co. KGaA*	2,449,050
Real Estate - 0.3%
285,000	Great Eagle Holdings Ltd.	1,265,140
	TOTAL FINANCIAL	67,828,725
INDUSTRIAL - 3.2%
Miscellaneous Manufacturers - 1.1%
23,450	Eaton Corp. PLC	1,746,790
24,300	Siemens AG, Class Registered Shares	2,753,766
	Total Miscellaneous Manufacturers	4,500,556
Transportation - 2.1%
123,060	Deutsche Post AG, Class Registered Shares	3,626,630
48,725	United Parcel Service Inc., Class B Shares	4,527,527
	Total Transportation	8,154,157
	TOTAL INDUSTRIAL	12,654,713
TECHNOLOGY - 3.3%
Semiconductors - 1.5%
4,900	Broadcom Inc.	1,233,036
114,500	Cypress Semiconductor Corp.	2,040,390
70,500	Infineon Technologies AG	1,266,761
52,100	Samsung Electronics Co., Ltd.	1,525,365
	Total Semiconductors	6,065,552
Software - 1.8%
22,000	Microsoft Corp.	2,720,960
51,780	Oracle Corp.	2,620,068
19,400	Paychex Inc.	1,664,326
	Total Software	7,005,354
	TOTAL TECHNOLOGY	13,070,906
UTILITIES - 11.4%
Electric - 8.4%
26,579	American Electric Power Co., Inc.	2,288,984
111,500	Dominion Energy Inc.	8,382,570
79,425	Duke Energy Corp.	6,799,574
128,240	Engie SA	1,783,628
67,940	FirstEnergy Corp.	2,801,846
161,750	PPL Corp.	4,813,680
124,840	Southern Co.	6,678,940
	Total Electric	33,549,222
Gas - 2.1%
293,000	Italgas SpA	1,855,278
643,733	National Grid PLC	6,452,629
	Total Gas	8,307,907

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
UTILITIES - 11.4% - (continued)
Water - 0.9%
148,050	Veolia Environnement SA(b)	$3,425,311
	TOTAL UTILITIES	45,282,440
	TOTAL COMMON STOCKS
	(Cost - $307,476,894)	304,922,415
EXCHANGE TRADED FUNDS (ETFs) - 19.7%
1,340,702	iShares Core Dividend Growth(b)	48,171,423
331,594	iShares Core High Dividend	29,680,979
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $72,966,311)	77,852,402
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $380,443,205)	382,774,817

Face Amount†
SHORT-TERM INVESTMENTS - 2.4%
CORPORATE NOTE - 0.2%
$19,000		JPMorgan Chase Bank NA, Senior Unsecured Notes, 10.000% due 8/2/19(a)(c)(d)
		(Cost - $435,864)	1,185,030
TIME DEPOSITS - 2.2%
1,981,786		ANZ National Bank - London, 1.740% due 6/3/19	1,981,786
6,423,532		Barclays Bank PLC - London, 1.740% due 6/3/19	6,423,532
		Brown Brothers Harriman - Grand Cayman:
3	GBP	0.370% due 6/3/19	3
2	CAD	0.790% due 6/3/19	2
91		1.740% due 6/3/19	91
136,344	EUR	Citibank - London, (0.570)% due 6/3/19	152,316
		TOTAL TIME DEPOSITS
		(Cost - $8,557,730)	8,557,730
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $8,993,594)	9,742,760
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
MONEY MARKET FUND - 0.1%
326,832		Federated Government Obligations Fund, Premier Class, 2.300%(e)
		(Cost - $326,832)	326,832
		TOTAL INVESTMENTS - 99.3%
		(Cost - $389,763,631#)	392,844,409
		Other Assets in Excess of Liabilities - 0.7%	2,763,353
		TOTAL NET ASSETS - 100.0%	$395,607,762

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Equity Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019, amounts to approximately $2,563,089 and represents 0.65% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(d)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2019, amounts to approximately $1,185,030 and represents 0.30% of net assets.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LP	—	Limited Partnership
PLC	—	Public Limited Company

Currency Abbreviations used in this schedule:
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound

Summary of Investments by Security Sector^
Consumer Non-cyclical	18.9%
Financial	17.3
Utilities	11.5
Energy	11.2
Communications	7.7
Consumer Cyclical	3.7
Technology	3.3
Industrial	3.2
Basic Materials	0.8
Exchange Traded Funds (ETFs)	19.8
Short-Term Investments	2.5
Money Market Fund	0.1
100.0%

^	As a percentage of total investments.

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Real Assets Fund

Shares/Units	Security	Value
COMMON STOCKS - 76.7%
Canada - 32.8%
2,346,478	First Quantum Minerals Ltd.	$17,081,707
1,437,680	Peyto Exploration & Development Corp.(a)	5,009,597
530,634	Tourmaline Oil Corp.	6,752,168
18,353,993	Turquoise Hill Resources Ltd.*(a)	22,024,792
2,464,065	Whitecap Resources Inc.(a)	8,239,679
	Total Canada	59,107,943
United States - 43.9%
1,480,131	Antero Resources Corp.*	9,724,461
704,031	Centennial Resource Development Inc., Class A Shares*	5,561,845
73,680	Concho Resources Inc.	7,221,377
1,045,510	Covia Holdings Corp.*(a)	3,042,434
32,810	EOG Resources Inc.	2,686,483
403,590	EQT Corp.	7,385,697
1,388,872	Kosmos Energy Ltd.	8,555,451
2,139,414	Laredo Petroleum Inc.*	5,648,053
352,738	Noble Energy Inc.	7,548,593
1,737,860	Range Resources Corp.	13,590,065
1,727,758	SRC Energy Inc.*	8,189,573
	Total United States	79,154,032
	TOTAL COMMON STOCKS
	(Cost - $281,257,320)	138,261,975
EXCHANGE TRADED FUND (ETF) - 19.2%
United States - 19.2%
670,691	iShares Core US REIT(a)	34,661,311
	(Cost - $32,181,372)
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $313,438,692)	172,923,286

FaceAmount†
SHORT-TERM INVESTMENTS - 4.2%
TIME DEPOSITS - 4.2%
$5,379,637		Barclays Bank PLC - London, 1.740% due 6/3/19	5,379,637
		Brown Brothers Harriman - Grand Cayman:
12	AUD	0.660% due 6/3/19	9
107	CAD	0.790% due 6/3/19	79
2,250,872		JPMorgan Chase & Co. - New York, 1.740% due 6/3/19	2,250,872
		TOTAL TIME DEPOSITS
		(Cost - $7,630,597)	7,630,597
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.2%
MONEY MARKET FUND - 6.2%
11,188,393		Federated Government Obligations Fund, Premier Class, 2.300%(b)
		(Cost - $11,188,393)	11,188,393
		TOTAL INVESTMENTS - 106.3%
		(Cost - $332,257,682#)	191,742,276
		Liabilities in Excess of Other Assets - (6.3)%	(11,292,476)
		TOTAL NET ASSETS - 100.0%	$180,449,800

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Real Assets Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar

Summary of Investments by Security Sector^
Energy	50.1%
Basic Materials	22.0
Exchange Traded Funds (ETF)	18.1
Short-Term Investments	4.0
Money Market Fund	5.8
100.0%

^ As a percentage of total investments.

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.3%
	20 Times Square Trust:
$491,000	Series 2018-20TS, Class F, 3.100% due 5/15/35(a)(b)	$477,123
491,000	Series 2018-20TS, Class G, 3.100% due 5/15/35(a)(b)	468,834
	Alternative Loan Trust:
9,338,133	Series 2005-7CB, Class 2A2, 2.620% (1-Month USD-LIBOR + 5.050%) due 4/25/35(a)(c)	803,194
9,338,133	Series 2005-7CB, Class 2A5, 2.880% (1-Month USD-LIBOR + 0.450%) due 4/25/35(a)	8,223,995
	Angel Oak Mortgage Trust I LLC:
1,708,337	Series 2018-3, Class A1, 3.649% due 9/25/48(a)(b)	1,728,617
1,862,219	Series 2018-3, Class A2, 3.751% due 9/25/48(a)(b)	1,884,267
1,778,283	Series 2018-3, Class A3, 3.853% due 9/25/48(a)(b)	1,799,283
913,619	Ashford Hospitality Trust, Series 2018-ASHF, Class A, 3.340% (1-Month USD-LIBOR + 0.900%) due 4/15/35(a)(b)	908,621
	Atrium Hotel Portfolio Trust:
991,000	Series 2018-ATRM, Class A, 3.390% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	985,551
991,000	Series 2018-ATRM, Class D, 4.740% (1-Month USD-LIBOR + 2.300%) due 6/15/35(a)(b)	991,981
10,430,341	Banc of America Funding Trust, Series 2007-1, Class TA2, 2.560% (1-Month USD-LIBOR + 0.130%) due 1/25/37(a)	8,804,359
	BANK:
12,423,118	Series 2017-BNK4, Class XA, 1.436% due 5/15/50(a)(c)	1,005,175
16,314,022	Series 2018-BN10, Class XA, 0.745% due 2/15/61(a)(c)	874,148
16,205,399	Series 2019-BN16, Class XA, 0.970% due 2/15/52(a)(c)	1,191,324
	BBCMS Mortgage Trust:
178,000	Series 2017-DELC, Class C, 3.640% (1-Month USD-LIBOR + 1.200%) due 8/15/36(a)(b)	176,881
203,000	Series 2017-DELC, Class D, 4.140% (1-Month USD-LIBOR + 1.700%) due 8/15/36(a)(b)	202,521
408,000	Series 2017-DELC, Class E, 4.940% (1-Month USD-LIBOR + 2.500%) due 8/15/36(a)(b)	407,566
407,000	Series 2017-DELC, Class F, 5.940% (1-Month USD-LIBOR + 3.500%) due 8/15/36(a)(b)	406,591
	BBCMS Trust:
124,000	Series 2018-BXH, Class A, 3.440% (1-Month USD-LIBOR + 1.000%) due 10/15/37(a)(b)	123,390
1,083,000	Series 2018-CBM, Class A, 3.440% (1-Month USD-LIBOR + 1.000%) due 7/15/37(a)(b)	1,079,881
4,503,807	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.257% due 2/25/36(a)	3,916,289
200,000	Benchmark, Series 2018-B4, Class A2, 3.976% due 7/15/51	211,284
	Benchmark Mortgage Trust:
600,000	Series 2018-B5, Class A4, 4.208% due 7/15/51	660,734
35,699,666	Series 2018-B7, Class XA, 0.449% due 5/15/53(a)(c)	1,187,753
35,732,620	Series 2019-B9, Class XA, 1.049% due 3/15/52(a)(c)	2,959,347
750,000	Series 2019-B11, Class A4, 3.281% due 5/15/52	771,115
997,000	BHMS, Series 2018-ATLS, Class A, 3.690% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(b)	994,639
	BX Commercial Mortgage Trust:
984,000	Series 2018-BIOA, Class D, 3.761% (1-Month USD-LIBOR + 1.321%) due 3/15/37(a)(b)	981,914
917,700	Series 2018-IND, Class A, 3.190% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(b)	916,935
	BX Trust:
279,650	Series 2017-SLCT, Class D, 4.490% (1-Month USD-LIBOR + 2.050%) due 7/15/34(a)(b)	279,823
474,300	Series 2017-SLCT, Class E, 5.590% (1-Month USD-LIBOR + 3.150%) due 7/15/34(a)(b)	476,111
112,516	Series 2018-EXCL, Class A, 3.527% (1-Month USD-LIBOR + 1.088%) due 9/15/37(a)(b)	111,998
903,000	Series 2018-GW, Class A, 3.240% (1-Month USD-LIBOR + 0.800%) due 5/15/35(a)(b)	897,762
100,000	Series 2018-GW, Class D, 4.210% (1-Month USD-LIBOR + 1.770%) due 5/15/35(a)(b)	99,911
982,000	Series 2018-MCSF, Class F, 5.086% (1-Month USD-LIBOR + 2.647%) due 4/15/35(a)(b)	983,029
1,145,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 3.510% (1-Month USD-LIBOR + 1.070%) due 12/15/37(a)(b)	1,147,212

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.3% - (continued)
	CD Mortgage Trust:
$400,000	Series 2017-CD3, Class A4, 3.631% due 2/10/50	$422,025
20,186,170	Series 2017-CD4, Class XA, 1.316% due 5/10/50(a)(c)	1,522,885
	CFCRE Commercial Mortgage Trust:
2,015,861	Series 2016-C3, Class XA, 1.042% due 1/10/48(a)(c)	114,579
16,542,985	Series 2017-C8, Class XA, 1.655% due 6/15/50(a)(c)	1,531,884
	Citigroup Commercial Mortgage Trust:
37,633,210	Series 2015-GC35, Class XA, 0.865% due 11/10/48(a)(c)	1,430,924
1,250,000	Series 2016-GC37, Class A4, 3.314% due 4/10/49	1,291,165
6,799,135	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000% due 1/25/68(a)(b)	6,874,951
	CLNS Trust:
565,000	Series 2017-IKPR, Class D, 4.503% (1-Month USD-LIBOR + 2.050%) due 6/11/32(a)(b)	565,585
565,000	Series 2017-IKPR, Class E, 5.953% (1-Month USD-LIBOR + 3.500%) due 6/11/32(a)(b)	566,838
565,000	Series 2017-IKPR, Class F, 6.953% (1-Month USD-LIBOR + 4.500%) due 6/11/32(a)(b)	568,262
	Commercial Mortgage Trust:
256,625,465	Series 2013-CR9, Class XA, 0.119% due 7/10/45(a)(c)	892,928
1,127,000	Series 2016-GCT, Class F, 3.461% due 8/10/29(a)(b)	1,110,879
	Credit Suisse Commercial Mortgage Capital Trust:
713,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(b)	712,370
848,000	Series 2017-LSTK, Class D, 3.331% due 4/5/33(a)(b)	844,010
1,246,000	Series 2017-LSTK, Class E, 3.331% due 4/5/33(a)(b)	1,230,788
69,653,000	Series 2017-LSTK, Class XACP, 0.570% due 4/5/33(a)(b)(c)	389,116
25,355,000	Series 2017-LSTK, Class XBCP, 0.205% due 4/5/33(a)(b)(c)	58,385
5,061,370	Series 2019-RPL2, Class A1, 3.878% due 7/25/58(b)(d)	5,134,104
2,814,981	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	2,498,246
1,090,000	CSWF, Series 2018-TOP, Class A, 3.440% (1-Month USD-LIBOR + 1.000%) due 8/15/35(a)(b)	1,088,760
920,714	DBGS Mortgage Trust, Series 2018-BIOD, Class A, 3.243% (1-Month USD-LIBOR + 0.803%) due 5/15/35(a)(b)	919,114
1,221,000	Exantas Capital Corp. Ltd., Series 2019-RSO7, Class A, 3.432% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	1,220,991
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
10,568,966	Series 4223, Class SB, 2.431% (1-Month USD-LIBOR + 5.431%) due 7/15/43(a)	9,883,019
6,203,776	Series 4610, Class LA, 2.500% due 1/15/41	6,207,987
4,101,173	Series 4627, Class Z, 3.000% due 10/15/46	3,861,680
12,263,464	Series 4640, Class VB, 3.000% due 3/15/37	12,328,430
7,779,578	Series 4653, Class Z, 3.000% due 2/15/47	7,421,029
8,250,906	Series 4655, Class CZ, 3.000% due 2/15/47	7,838,507
23,328,644	Series 4664, Class TC, 3.000% due 6/15/41	23,507,012
13,099,903	Series 4745, Class EC, 3.000% due 12/15/44	13,201,525
8,000,000	Series 4749, Class LV, 3.500% due 4/15/38	8,275,300
18,094,259	Series 4750, Class PA, 3.000% due 7/15/46	18,174,285
	Federal National Mortgage Association (FNMA), REMICS:
5,870,898	Series 2015-55, Class PD, 2.500% due 3/25/43	5,801,305
13,659,072	Series 2016-61, Class MZ, 3.000% due 9/25/46	12,922,050
17,548,030	Series 2017-107, Class GA, 3.000% due 8/25/45	17,685,619
31,227,424	Series 2017-12, Class TA, 3.000% due 4/25/42	31,569,886
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	7,754,052
19,894,926	Series 2017-32, Class CA, 3.000% due 10/25/42	20,064,166
20,396,437	Series 2018-33, Class C, 3.000% due 5/25/48	20,471,489
9,065,598	Series 2018-38, Class LA, 3.000% due 6/25/48	9,077,976

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.3% - (continued)
	Freddie Mac Multifamily Structured Pass-Through Certificates:
$1,750,000	Series K020, Class A2, 2.373% due 5/25/22	$1,757,474
1,540,000	Series K062, Class A2, 3.413% due 12/25/26	1,630,841
300,000	Series K078, Class A2, 3.854% due 6/25/51	328,467
	Great Wolf Trust:
272,000	Series 2017-WOLF, Class D, 4.540% (1-Month USD-LIBOR + 2.100%) due 9/15/34(a)(b)	272,171
422,000	Series 2017-WOLF, Class E, 5.540% (1-Month USD-LIBOR + 3.100%) due 9/15/34(a)(b)	422,539
225,000	Series 2017-WOLF, Class F, 6.510% (1-Month USD-LIBOR + 4.070%) due 9/15/34(a)(b)	225,714
	GS Mortgage Securities Corp. Trust:
990,000	Series 2018-3PCK, Class A, 3.890% (1-Month USD-LIBOR + 1.450%) due 9/15/31(a)(b)	987,949
1,133,000	Series 2018-FBLU, Class F, 5.690% (1-Month USD-LIBOR + 3.250%) due 11/15/35(a)(b)	1,127,477
400,000	Series 2018-TWR, Class A, 3.340% (1-Month USD-LIBOR + 0.900%) due 7/15/31(a)(b)	399,309
400,000	Series 2018-TWR, Class D, 4.040% (1-Month USD-LIBOR + 1.600%) due 7/15/31(a)(b)	395,956
400,000	Series 2018-TWR, Class E, 4.540% (1-Month USD-LIBOR + 2.100%) due 7/15/31(a)(b)	393,727
400,000	Series 2018-TWR, Class F, 5.240% (1-Month USD-LIBOR + 2.800%) due 7/15/31(a)(b)	393,066
400,000	Series 2018-TWR, Class G, 6.364% (1-Month USD-LIBOR + 3.925%) due 7/15/31(a)(b)	392,696
1,250,000	Series 2019-SOHO, Class E, 4.300% due 6/15/36(b)(e)	1,245,554
	GS Mortgage Securities Trust:
896,614	Series 2012-GC6, Class A3, 3.482% due 1/10/45	914,742
10,524,471	Series 2017-GS7, Class XA, 1.134% due 8/10/50(a)(c)	761,495
8,983,610	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 2.591% (1-Month USD-LIBOR + 0.150%) due 1/25/47(a)	8,817,681
1,243,000	HPLY Trust, Series 2019-HIT, Class F, 5.650% (1-Month USD-LIBOR + 3.150%) due 11/15/26(a)(b)	1,244,813
	JP Morgan Chase Commercial Mortgage Securities Corp.:
214,000	Series 2017-FL10, Class B, 3.440% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	212,236
161,000	Series 2017-FL10, Class C, 3.690% (1-Month USD-LIBOR + 1.250%) due 6/15/32(a)(b)	159,001
523,000	Series 2017-FL10, Class D, 4.340% (1-Month USD-LIBOR + 1.900%) due 6/15/32(a)(b)	513,046
	JP Morgan Chase Commercial Mortgage Securities Trust:
806,352	Series 2012-C8, Class A3, 2.829% due 10/15/45	815,476
977,625	Series 2018-LAQ, Class A, 3.440% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	975,924
	JP Morgan Mortgage Trust:
4,861,823	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	5,267,983
9,326,807	Series 2006-S4, Class A7, 6.000% due 1/25/37	6,628,211
3,560,519	Series 2018-7FRB, Class A2, 3.227% (1-Month USD-LIBOR + 0.750%) due 4/25/46(a)(b)	3,554,629
	JPMBB Commercial Mortgage Securities Trust:
1,667,000	Series 2015-C27, Class C, 4.343% due 2/15/48(a)	1,730,583
1,906,000	Series 2015-C28, Class C, 4.220% due 10/15/48(a)	1,954,182
9,047,254	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	6,169,325
1,817,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.316% due 9/12/42(a)(b)	1,841,796
1,082,000	Monarch Beach Resort Trust, Series 2018-MBR, Class A, 3.360% (1-Month USD-LIBOR + 0.920%) due 7/15/35(a)(b)	1,075,356
	Morgan Stanley Bank of America Merrill Lynch Trust:
431,972	Series 2014-C15, Class A3, 3.773% due 4/15/47	452,937
2,000,000	Series 2014-C17, Class C, 4.465% due 8/15/47(a)	2,079,857
26,278,216	Series 2014-C19, Class XA, 1.089% due 12/15/47(a)(c)	877,658
852,000	Series 2016-C31, Class C, 4.316% due 11/15/49(a)	858,868
	Morgan Stanley Capital I Trust:
1,964,000	Series 2011-C1, Class D, 5.375% due 9/15/47(a)(b)	2,041,748
17,947,110	Series 2016-UB11, Class XA, 1.633% due 8/15/49(a)(c)	1,457,007

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.3% - (continued)
$14,479,469	Series 2016-UB12, Class XA, 0.792% due 12/15/49(a)(c)	$603,868
1,083,000	Series 2018-SUN, Class A, 3.340% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(b)	1,082,991
868,417	Motel 6 Trust, Series 2017-MTL6, Class A, 3.360% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	866,755
1,122,000	MSCG Trust, Series 2018-SELF, Class A, 3.340% (1-Month USD-LIBOR + 0.900%) due 10/15/37(a)(b)	1,121,992
957,141	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.423% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	953,924
9,637,227	PRPM LLC, Series 2019-1A, Class A1, step bond to yield, 4.500% due 1/25/24(b)(d)	9,790,979
	RALI Series Trust:
2,486,451	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	2,323,748
24,517,626	Series 2007-QH5, Class AII, 2.660% (1-Month USD-LIBOR + 0.230%) due 6/25/37(a)	13,582,287
	Rosslyn Portfolio Trust:
429,000	Series 2017-ROSS, Class A, 3.390% (1-Month USD-LIBOR + 0.950%) due 6/15/33(a)(b)	428,473
429,000	Series 2017-ROSS, Class B, 3.690% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(b)	426,743
	UBS Commercial Mortgage Trust:
5,771,405	Series 2017-C1, Class XA, 1.578% due 6/15/50(a)(c)	545,135
979,000	Series 2018-C8, Class C, 4.704% due 2/15/51(a)	1,020,464
4,907,493	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 0.959% due 3/10/46(a)(b)(c)	143,099
1,686,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 6.051% due 1/10/45(a)(b)	1,793,070
	Wells Fargo Commercial Mortgage Trust:
295,000	Series 2010-C1, Class C, 5.597% due 11/15/43(a)(b)	303,293
1,356,000	Series 2015-C27, Class C, 3.894% due 2/15/48	1,338,207
275,000	Series 2015-C31, Class A4, 3.695% due 11/15/48	289,604
1,000,000	Series 2015-LC20, Class A3, 3.086% due 4/15/50	1,012,411
2,581,000	Series 2015-NXS4, Class E, 3.598% due 12/15/48(a)(b)	2,231,974
17,400,683	Series 2016-C33, Class XA, 1.765% due 3/15/59(a)(c)	1,443,923
10,965,055	Series 2016-NXS6, Class XA, 1.629% due 11/15/49(a)(c)	876,532
10,382,604	Series 2017-C38, Class XA, 1.071% due 7/15/50(a)(c)	679,098
1,200,000	Series 2017-C42, Class A4, 3.589% due 12/15/50	1,258,765
1,505,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440% due 4/15/45	1,534,387
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $423,221,350)	422,202,480

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.7%
U.S. GOVERNMENT OBLIGATIONS – 20.3%
	U.S. Treasury Bonds:
1,000,000	5.250% due 11/15/28	1,266,016
3,500,000	6.250% due 5/15/30	4,891,523
1,800,000	5.375% due 2/15/31	2,392,805
2,800,000	4.500% due 5/15/38	3,720,937
1,500,000	4.375% due 11/15/39	1,975,547
3,500,000	3.875% due 8/15/40	4,326,465
3,000,000	4.375% due 5/15/41	3,968,672
2,500,000	3.125% due 11/15/41	2,769,629
3,500,000	2.750% due 8/15/42	3,636,855
1,000,000	2.750% due 11/15/42	1,037,930
300,000	3.750% due 11/15/43	366,035
3,500,000	3.125% due 8/15/44	3,871,191
3,000,000	2.875% due 8/15/45	3,180,586
1,000,000	2.500% due 2/15/46	986,523
2,500,000	2.500% due 5/15/46	2,465,332

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS – 20.3% - (continued)
$1,700,000	2.875% due 11/15/46	$1,803,793
3,500,000	3.000% due 2/15/47	3,805,430
1,000,000	3.000% due 5/15/47	1,086,055
3,100,000	2.750% due 8/15/47	3,208,500
1,000,000	2.750% due 11/15/47	1,034,805
1,100,000	3.000% due 8/15/48	1,195,434
6,449,625	U.S. Treasury Inflation Indexed Notes, 0.625% due 4/15/23	6,513,424
	U.S. Treasury Notes:
2,500,000	1.500% due 6/15/20	2,481,250
4,000,000	1.625% due 6/30/20	3,974,844
3,000,000	1.500% due 7/15/20	2,977,266
3,000,000	2.625% due 8/15/20	3,017,344
6,000,000	1.375% due 9/30/20	5,942,344
4,000,000	1.875% due 12/15/20	3,990,156
2,000,000	1.750% due 12/31/20	1,991,328
5,000,000	2.000% due 1/15/21	4,998,242
9,000,000	2.125% due 1/31/21	9,016,172
10,000,000	2.250% due 3/31/21	10,048,047
3,500,000	1.125% due 6/30/21	3,443,945
12,000,000	2.125% due 6/30/21	12,046,406
1,000,000	2.875% due 10/15/21	1,021,992
4,000,000	1.875% due 1/31/22	3,996,094
500,000	1.750% due 2/28/22	497,871
6,000,000	1.875% due 3/31/22	5,998,594
800,000	1.750% due 4/30/22	796,563
5,500,000	1.875% due 7/31/22	5,496,348
1,500,000	1.625% due 8/15/22	1,487,227
6,000,000	1.875% due 9/30/22	5,997,187
4,000,000	1.875% due 10/31/22	3,996,406
6,000,000	1.750% due 1/31/23	5,966,250
6,450,000	2.375% due 1/31/23	6,555,568
5,000,000	1.500% due 3/31/23	4,924,414
5,000,000	1.625% due 5/31/23	4,944,531
6,000,000	1.375% due 8/31/23	5,866,406
2,500,000	1.625% due 10/31/23	2,467,676
9,000,000	2.250% due 12/31/23	9,123,047
5,000,000	2.750% due 2/15/24	5,183,008
21,300,000	2.125% due 2/29/24	21,482,215
9,500,000	2.125% due 3/31/24	9,582,754
2,600,000	2.000% due 4/30/24	2,607,211
2,000,000	2.500% due 5/15/24	2,052,578
900,000	2.000% due 5/31/24	903,410
4,000,000	2.000% due 6/30/24	4,010,469
19,700,000	2.125% due 7/31/24	19,870,066
1,000,000	1.875% due 8/31/24	996,406
400,000	2.125% due 9/30/24	403,359
4,000,000	2.250% due 11/15/24	4,057,187
4,000,000	2.125% due 11/30/24	4,033,125
2,400,000	2.250% due 12/31/24	2,435,344
2,000,000	2.875% due 7/31/25	2,101,328

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS – 20.3% - (continued)
$1,000,000	2.000% due 8/15/25	$999,844
2,000,000	2.750% due 8/31/25	2,087,344
19,300,000	2.250% due 11/15/25	19,571,406
5,000,000	1.625% due 2/15/26	4,876,562
2,000,000	2.500% due 2/28/26	2,060,313
17,050,000	1.625% due 5/15/26	16,604,436
10,000,000	2.250% due 2/15/27	10,136,719
400,000	2.375% due 5/15/27	409,016
2,000,000	2.250% due 8/15/27	2,024,844
5,000,000	2.250% due 11/15/27	5,058,789
7,800,000	2.875% due 8/15/28	8,287,805
13,000,000	3.125% due 11/15/28	14,101,445
8,178,000	2.625% due 2/15/29	8,525,884
	TOTAL U.S. GOVERNMENT OBLIGATIONS	367,029,872
U.S. GOVERNMENT AGENCIES - 0.4%
	Federal Home Loan Banks (FHLB):
1,000,000	1.375% due 2/18/21	989,140
2,000,000	3.625% due 6/11/21	2,063,517
555,000	3.125% due 6/13/25	584,781
	Federal Home Loan Mortgage Corp. (FHLMC):
1,645,000	2.375% due 1/13/22	1,662,916
1,300,000	6.250% due 7/15/32	1,845,096
	Federal National Mortgage Association (FNMA):
350,000	2.625% due 1/11/22	355,936
1,000,000	1.875% due 4/5/22	998,060
	TOTAL U.S. GOVERNMENT AGENCIES	8,499,446
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
	(Cost - $365,401,589)	375,529,318

CORPORATE BONDS & NOTES - 20.1%
Basic Materials - 1.0%
350,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 3.000% due 11/3/21	355,539
	AK Steel Corp., Company Guaranteed Notes:
50,000	7.625% due 10/1/21	48,250
60,000	6.375% due 10/15/25	45,600
400,000	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.125% due 5/15/28(b)	402,000
25,000	ArcelorMittal, Senior Unsecured Notes, 7.000% due 10/15/39	28,520
530,000	Ashland LLC, Company Guaranteed Notes, 4.750% due 8/15/22	545,900
100,000	Barrick North America Finance LLC, Company Guaranteed Notes, 5.750% due 5/1/43	115,394
350,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 4.125% due 2/24/42	372,860
750,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 5.500% due 4/30/49(b)	758,437
800,000	CSN Islands XII Corp., Company Guaranteed Notes, 7.000% (f)	696,000
	CSN Resources SA, Company Guaranteed Notes:
400,000	7.625% due 2/13/23	411,000
400,000	7.625% due 4/17/26(b)	401,880
	Dow Chemical Co., Senior Unsecured Notes:
100,000	4.250% due 11/15/20	101,898
250,000	4.625% due 10/1/44	249,742
730,000	DowDuPont Inc., Senior Unsecured Notes, 5.419% due 11/15/48	829,924
150,000	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	155,829

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Basic Materials - 1.0% - (continued)
	Freeport-McMoRan Inc., Company Guaranteed Notes:
$1,300,000	5.400% due 11/14/34	$1,157,000
850,000	5.450% due 3/15/43	725,050
1,000,000	Fresnillo PLC, Senior Unsecured Notes, 5.500% due 11/13/23	1,066,260
560,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(b)	581,278
	International Paper Co., Senior Unsecured Notes:
500,000	3.000% due 2/15/27	483,763
100,000	4.400% due 8/15/47	93,825
200,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.750% due 9/15/24	208,477
500,000	LYB International Finance II BV, Company Guaranteed Notes, 3.500% due 3/2/27	485,879
400,000	Mexichem SAB de CV, Company Guaranteed Notes, 5.875% due 9/17/44	398,000
840,000	Mosaic Co., Senior Unsecured Notes, 4.050% due 11/15/27	848,159
200,000	Nexa Resources SA, Company Guaranteed Notes, 5.375% due 5/4/27	205,300
250,000	Nutrien Ltd., Senior Unsecured Notes, 6.125% due 1/15/41	293,248
200,000	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 5.200% due 11/2/40	240,411
160,000	Schweitzer-Mauduit International Inc., Company Guaranteed Notes, 6.875% due 10/1/26(b)	162,000
100,000	Sherwin-Williams Co., Senior Unsecured Notes, 4.500% due 6/1/47	99,153
200,000	Sociedad Quimica y Minera de Chile SA, Senior Unsecured Notes, 4.375% due 1/28/25	205,500
	Southern Copper Corp., Senior Unsecured Notes:
125,000	3.875% due 4/23/25	125,711
125,000	6.750% due 4/16/40	149,407
1,600,000	Syngenta Finance NV, Company Guaranteed Notes, 5.676% due 4/24/48	1,548,840
1,100,000	UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	1,096,656
250,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.250% due 8/10/26	272,038
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(b)	388,849
	Vedanta Resources Ltd., Senior Unsecured Notes:
200,000	7.125% due 5/31/23	189,300
1,600,000	6.125% due 8/9/24	1,394,693
250,000	Westlake Chemical Corp., Company Guaranteed Notes, 5.000% due 8/15/46	245,574
	Total Basic Materials	18,183,144
Communications - 2.1%
200,000	Alibaba Group Holding Ltd., Senior Unsecured Notes, 4.000% due 12/6/37	197,482
255,000	Altice France SA, Senior Secured Notes, 7.375% due 5/1/26(b)	249,103
	Amazon.com Inc., Senior Unsecured Notes:
845,000	2.800% due 8/22/24	857,452
635,000	3.800% due 12/5/24	674,503
250,000	3.150% due 8/22/27	256,986
250,000	4.050% due 8/22/47	271,876
250,000	America Movil SAB de CV, Senior Unsecured Notes, 4.375% due 7/16/42	260,630
	AT&T Inc., Senior Unsecured Notes:
500,000	2.450% due 6/30/20	498,735
500,000	3.200% due 3/1/22	506,282
250,000	3.800% due 3/1/24	259,147
840,000	3.400% due 5/15/25	848,796
250,000	4.250% due 3/1/27	260,661
100,000	4.300% due 2/15/30	103,446
250,000	5.250% due 3/1/37	268,411
250,000	5.350% due 9/1/40	269,116
200,000	4.500% due 3/9/48	192,544
500,000	5.700% due 3/1/57	561,522
1,000,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	1,008,827
600,000	Bharti Airtel International Netherlands BV, Company Guaranteed Notes, 5.125% due 3/11/23	625,500

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Communications - 2.1% - (continued)
$1,200,000	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25	$1,204,995
	C&W Senior Financing DAC, Senior Unsecured Notes:
600,000	7.500% due 10/15/26(b)	615,000
1,600,000	6.875% due 9/15/27	1,592,000
	CBS Corp., Company Guaranteed Notes:
100,000	3.375% due 3/1/22	101,476
100,000	5.900% due 10/15/40	111,996
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
555,000	5.750% due 2/15/26(b)	575,812
125,000	5.000% due 2/1/28(b)	123,750
210,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(b)	194,250
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
490,000	4.464% due 7/23/22	507,972
250,000	4.908% due 7/23/25	264,509
250,000	6.484% due 10/23/45	281,758
230,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(b)	197,225
	Cisco Systems Inc., Senior Unsecured Notes:
500,000	2.200% due 9/20/23	495,483
100,000	3.625% due 3/4/24	105,518
150,000	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 9.250% due 2/15/24(b)	160,455
200,000	Colombia Telecomunicaciones SA ESP, Junior Subordinated Notes, 8.500% (5-Year USD Swap Rate + 6.958%) (a)(f)	206,002
	Comcast Corp., Company Guaranteed Notes:
250,000	3.000% due 2/1/24	253,345
250,000	3.300% due 2/1/27	252,954
500,000	4.150% due 10/15/28	536,398
150,000	4.400% due 8/15/35	162,291
400,000	3.400% due 7/15/46	363,639
870,000	4.700% due 10/15/48	968,298
100,000	3.999% due 11/1/49	99,413
	CommScope Inc., Senior Secured Notes:
125,000	5.500% due 3/1/24(b)	126,246
100,000	6.000% due 3/1/26(b)	100,000
500,000	Comunicaciones Celulares SA Via Comcel Trust, Senior Unsecured Notes, 6.875% due 2/6/24	515,000
	CSC Holdings LLC:
215,000	Company Guaranteed Notes, 5.375% due 7/15/23(b)	218,225
345,000	Senior Unsecured Notes, 5.250% due 6/1/24	347,691
502,138	Digicel Group Two Ltd., Senior Unsecured Notes, 9.125% (7.125% cash and 2.000% PIK) due 4/1/24(b)(g)	135,577
	Discovery Communications LLC, Company Guaranteed Notes:
200,000	2.950% due 3/20/23	200,015
400,000	3.800% due 3/13/24	411,926
120,000	DISH DBS Corp., Company Guaranteed Notes, 5.875% due 11/15/24	107,708
100,000	eBay Inc., Senior Unsecured Notes, 4.000% due 7/15/42	88,637
195,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	180,862
800,000	Empresa Nacional de Telecomunicaciones SA, Senior Unsecured Notes, 4.750% due 8/1/26	806,988
1,195,000	Expedia Group Inc., Company Guaranteed Notes, 3.800% due 2/15/28	1,195,347
	Frontier Communications Corp.:
130,000	Secured Notes, 8.500% due 4/1/26(b)	124,800
125,000	Senior Secured Notes, 8.000% due 4/1/27(b)	129,688
45,000	Senior Unsecured Notes, 8.500% due 4/15/20	43,650

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Communications - 2.1% - (continued)
$190,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., Senior Secured Notes, 9.875% due 5/1/24(b)	$193,325
	Gray Television Inc.:
65,000	Company Guaranteed Notes, 5.125% due 10/15/24(b)	65,305
190,000	Senior Unsecured Notes, 7.000% due 5/15/27(b)	201,256
250,000	Grupo Televisa SAB, Senior Unsecured Notes, 4.625% due 1/30/26	258,018
260,000	GTT Communications Inc., Company Guaranteed Notes, 7.875% due 12/31/24(b)(h)	218,400
	iHeartCommunications Inc.:
25,000	Company Guaranteed Notes, 8.375% due 5/1/27	26,156
45,000	Senior Secured Notes, 6.375% due 5/1/26	46,744
	Intelsat Jackson Holdings SA, Company Guaranteed Notes:
65,000	5.500% due 8/1/23	58,338
210,000	8.500% due 10/15/24(b)	204,225
270,000	Iridium Communications Inc., Senior Unsecured Notes, 10.250% due 4/15/23(b)	293,625
320,000	Level 3 Financing Inc., Company Guaranteed Notes, 5.375% due 1/15/24	320,800
255,000	Match Group Inc., Senior Unsecured Notes, 5.000% due 12/15/27(b)	255,638
	Millicom International Cellular SA, Senior Unsecured Notes:
400,000	6.000% due 3/15/25	415,500
200,000	6.625% due 10/15/26(b)	216,250
600,000	5.125% due 1/15/28	590,628
700,000	6.250% due 3/25/29(b)	732,662
	Netflix Inc., Senior Unsecured Notes:
140,000	5.875% due 2/15/25	148,525
75,000	5.375% due 11/15/29(b)	76,125
100,000	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.600% due 4/15/26	100,697
130,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Unsecured Notes, 6.875% due 2/15/23(b)	131,300
100,000	Rogers Communications Inc., Company Guaranteed Notes, 5.000% due 3/15/44	112,711
600,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 4.500% due 9/8/21	625,489
225,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.375% due 7/15/26(b)	226,620
415,000	Sprint Capital Corp., Company Guaranteed Notes, 6.875% due 11/15/28	432,015
395,000	Sprint Corp., Company Guaranteed Notes, 7.125% due 6/15/24	410,800
250,000	Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27(b)	257,188
200,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	205,233
	Telefonica Emisiones SA, Company Guaranteed Notes:
250,000	4.103% due 3/8/27	257,466
200,000	5.213% due 3/8/47	206,317
260,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 8.875% due 11/15/24(b)	280,475
300,000	TELUS Corp., Senior Unsecured Notes, 3.700% due 9/15/27	306,886
	Time Warner Cable LLC, Senior Secured Notes:
350,000	4.000% due 9/1/21	357,016
150,000	7.300% due 7/1/38	175,628
250,000	4.500% due 9/15/42	221,692
445,000	T-Mobile USA Inc., Company Guaranteed Notes, 4.500% due 2/1/26	439,438
	TWDC Enterprises 18 Corp., Company Guaranteed Notes:
500,000	2.450% due 3/4/22	501,168
125,000	3.150% due 9/17/25	128,856
205,000	Uber Technologies Inc., Company Guaranteed Notes, 8.000% due 11/1/26(b)	217,044
45,000	Univision Communications Inc., Senior Secured Notes, 5.125% due 5/15/23(b)	42,525

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Communications - 2.1% - (continued)
	Verizon Communications Inc., Senior Unsecured Notes:
$250,000	4.125% due 3/16/27	$265,963
493,000	4.329% due 9/21/28	533,449
530,000	4.016% due 12/3/29(b)	560,006
285,000	4.272% due 1/15/36	294,712
500,000	5.250% due 3/16/37	574,068
700,000	5.012% due 4/15/49	791,231
40,000	4.672% due 3/15/55	42,846
200,000	Viacom Inc., Senior Unsecured Notes, 5.850% due 9/1/43	223,190
	Vodafone Group PLC, Senior Unsecured Notes:
350,000	4.375% due 5/30/28	364,981
250,000	4.375% due 2/19/43	234,995
	VTR Finance BV, Senior Secured Notes:
943,000	6.875% due 1/15/24	966,575
270,000	6.875% due 1/15/24(b)	276,750
	Walt Disney Co., Company Guaranteed Notes:
250,000	3.375% due 11/15/26(b)	259,522
250,000	4.750% due 11/15/46(b)	301,065
	Warner Media LLC, Company Guaranteed Notes:
300,000	3.800% due 2/15/27	306,095
250,000	4.850% due 7/15/45	254,759
	Total Communications	38,486,209
Consumer Cyclical – 1.3%
475,000	1011778 BC ULC/New Red Finance Inc., Secured Notes, 5.000% due 10/15/25(b)	465,500
300,000	Allison Transmission Inc., Senior Unsecured Notes, 5.000% due 10/1/24(b)	297,960
145,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.250% due 3/15/26	137,750
500,000	American Honda Finance Corp., Senior Unsecured Notes, 2.900% due 2/16/24	508,332
305,000	Aramark Services Inc., Company Guaranteed Notes, 5.000% due 4/1/25(b)	303,475
365,000	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.875% due 11/1/25(b)	345,042
370,000	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(b)	399,600
215,000	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(b)	210,270
85,000	Carvana Co., Company Guaranteed Notes, 8.875% due 10/1/23(b)	84,097
115,000	Century Communities Inc., Senior Unsecured Notes, 6.750% due 6/1/27(b)	113,240
300,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	303,553
140,000	Constellation Merger Sub Inc., Senior Unsecured Notes, 8.500% due 9/15/25(b)	131,919
235,000	Dana Financing Luxembourg SARL, Company Guaranteed Notes, 5.750% due 4/15/25(b)	234,412
705,000	Delta Air Lines Inc., Senior Unsecured Notes, 3.625% due 3/15/22	713,586
575,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	591,860
200,000	eG Global Finance PLC, Senior Secured Notes, 6.750% due 2/7/25(b)	196,250
180,000	Eldorado Resorts Inc., Company Guaranteed Notes, 6.000% due 4/1/25	182,939
250,000	Ford Motor Co., Senior Unsecured Notes, 5.291% due 12/8/46	219,565
500,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.810% due 1/9/24	485,476
	General Motors Co., Senior Unsecured Notes:
205,000	3.365% (3-Month USD-LIBOR + 0.800%) due 8/7/20(a)	205,383
100,000	6.750% due 4/1/46	105,855
	General Motors Financial Co., Inc., Company Guaranteed Notes:
500,000	3.450% due 1/14/22	500,706
810,000	3.588% (3-Month USD-LIBOR + 0.990%) due 1/5/23(a)	797,959
415,000	3.950% due 4/13/24	413,217
500,000	4.350% due 1/17/27	494,683
1,500,000	Gohl Capital Ltd., Company Guaranteed Notes, 4.250% due 1/24/27	1,518,570

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Cyclical - 1.3% - (continued)
$105,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(b)	$104,900
340,000	Golden Nugget Inc., Senior Unsecured Notes, 6.750% due 10/15/24(b)	337,450
540,000	Hasbro Inc., Senior Unsecured Notes, 3.500% due 9/15/27	539,755
510,000	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 4.250% due 9/1/24	503,380
	Home Depot Inc., Senior Unsecured Notes:
250,000	2.625% due 6/1/22	252,302
250,000	2.125% due 9/15/26	238,725
250,000	3.500% due 9/15/56	234,686
140,000	IAA Spinco Inc., Senior Unsecured Notes, 5.500% due 6/15/27(b)	142,100
240,000	IRB Holding Corp., Company Guaranteed Notes, 6.750% due 2/15/26(b)	234,000
255,000	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(b)	251,175
	Latam Finance Ltd., Company Guaranteed Notes:
400,000	6.875% due 4/11/24	407,004
600,000	7.000% due 3/1/26(b)	600,306
235,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 6.375% due 2/1/24(b)	240,875
310,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 5.625% due 3/15/26(b)	317,750
250,000	Lowe's Cos. Inc., Senior Unsecured Notes, 3.700% due 4/15/46	224,111
330,000	LTF Merger Sub Inc., Company Guaranteed Notes, 8.500% due 6/15/23(b)	337,425
18,000	Macy's Retail Holdings Inc., Company Guaranteed Notes, 4.500% due 12/15/34	15,757
210,000	Marriott Ownership Resorts Inc./ILG LLC, Company Guaranteed Notes, 6.500% due 9/15/26(b)	217,350
	McDonald's Corp., Senior Unsecured Notes:
250,000	3.500% due 3/1/27	257,555
75,000	4.875% due 12/9/45	82,681
250,000	4.450% due 3/1/47	261,378
115,000	MGM Resorts International, Company Guaranteed Notes, 5.750% due 6/15/25	120,606
351,000	NCL Corp., Ltd, Senior Unsecured Notes, 4.750% due 12/15/21(b)	353,633
97,000	Newell Brands Inc., Senior Unsecured Notes, 5.375% due 4/1/36	94,292
300,000	Nordstrom Inc., Senior Unsecured Notes, 4.000% due 3/15/27	297,758
	Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
80,000	Company Guaranteed Notes, 8.500% due 5/15/27(b)	79,600
195,000	Senior Secured Notes, 6.250% due 5/15/26(b)	198,900
230,000	Penn National Gaming Inc., Senior Unsecured Notes, 5.625% due 1/15/27(b)	227,700
	PetSmart Inc.:
145,000	Company Guaranteed Notes, 7.125% due 3/15/23(b)	129,775
90,000	Senior Secured Notes, 5.875% due 6/1/25(b)	84,487
400,000	SACI Falabella, Senior Unsecured Notes, 3.750% due 4/30/23	401,614
	Scientific Games International Inc.:
180,000	Company Guaranteed Notes, 8.250% due 3/15/26(b)	181,015
200,000	Senior Secured Notes, 5.000% due 10/15/25(b)	197,000
280,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(b)	276,556
195,000	Staples Inc., Senior Secured Notes, 7.500% due 4/15/26(b)	186,225
235,000	Stars Group Holdings BV/Stars Group US Co.-Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(b)	241,756
225,000	Superior Plus LP/Superior General Partner Inc., Senior Unsecured Notes, 7.000% due 7/15/26(b)	229,009
	Target Corp., Senior Unsecured Notes:
100,000	2.900% due 1/15/22	101,630
125,000	3.500% due 7/1/24	131,120
100,000	3.900% due 11/15/47	101,908
320,000	Tempur Sealy International Inc., Company Guaranteed Notes, 5.500% due 6/15/26	320,800
750,000	Toyota Motor Corp., Senior Unsecured Notes, 3.419% due 7/20/23	777,412
100,000	Twin River Worldwide Holdings Inc., Senior Unsecured Notes, 6.750% due 6/1/27(b)	101,485
355,000	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(b)	344,286

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Cyclical – 1.3% - (continued)
$500,000	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 3.450% due 6/1/26	$492,542
	Walmart Inc., Senior Unsecured Notes:
150,000	3.125% due 6/23/21	152,547
250,000	2.550% due 4/11/23	251,419
250,000	3.300% due 4/22/24	258,082
250,000	4.300% due 4/22/44	280,401
250,000	4.050% due 6/29/48	272,479
165,000	William Carter Co., Company Guaranteed Notes, 5.625% due 3/15/27(b)	168,506
100,000	WW Grainger Inc., Senior Unsecured Notes, 4.200% due 5/15/47	103,808
	Total Consumer Cyclical	22,920,215
Consumer Non-cyclical - 3.1%
	Abbott Laboratories, Senior Unsecured Notes:
140,000	3.750% due 11/30/26	147,842
250,000	4.900% due 11/30/46	295,115
	AbbVie Inc., Senior Unsecured Notes:
520,000	3.200% due 11/6/22	525,916
350,000	2.850% due 5/14/23	348,712
475,000	4.450% due 5/14/46	447,891
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.500% due 7/29/20	200,894
150,000	Adecoagro SA, Senior Unsecured Notes, 6.000% due 9/21/27	138,938
100,000	Aetna Inc., Senior Unsecured Notes, 3.875% due 8/15/47	86,578
145,000	Air Medical Group Holdings Inc., Senior Unsecured Notes, 6.375% due 5/15/23(b)(h)	135,212
	Albertsons Cos LLC/Safeway Inc./New Albertsons LP/Albertson's LLC, Company Guaranteed Notes:
140,000	5.750% due 3/15/25	135,128
95,000	7.500% due 3/15/26(b)	99,275
100,000	Allergan Finance LLC, Company Guaranteed Notes, 3.250% due 10/1/22	99,947
	Allergan Funding SCS, Company Guaranteed Notes:
290,000	3.850% due 6/15/24	294,833
925,000	3.800% due 3/15/25	930,517
100,000	4.550% due 3/15/35	97,048
84,000	4.750% due 3/15/45	81,078
	Altria Group Inc., Company Guaranteed Notes:
250,000	4.800% due 2/14/29	261,103
250,000	3.875% due 9/16/46	209,446
555,000	5.950% due 2/14/49	608,128
	Amgen Inc., Senior Unsecured Notes:
500,000	2.600% due 8/19/26	481,973
150,000	4.950% due 10/1/41	160,966
50,000	4.663% due 6/15/51	52,090
	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
63,000	3.650% due 2/1/26	64,149
450,000	4.700% due 2/1/36	464,829
269,000	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 3.300% due 2/1/23	273,753
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
200,000	4.000% due 4/13/28	208,640
350,000	4.950% due 1/15/42	364,678
200,000	3.750% due 7/15/42	178,056
150,000	4.600% due 4/15/48	149,393
770,000	5.550% due 1/23/49	873,919

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.1% - (continued)
	Anthem Inc., Senior Unsecured Notes:
$1,145,000	3.300% due 1/15/23	$1,162,564
100,000	4.650% due 1/15/43	103,609
200,000	4.375% due 12/1/47	199,721
	AstraZeneca PLC, Senior Unsecured Notes:
575,000	2.375% due 6/12/22	570,764
350,000	3.375% due 11/16/25	354,149
100,000	4.375% due 11/16/45	104,866
320,000	Avantor Inc., Senior Unsecured Notes, 9.000% due 10/1/25(b)	352,400
235,000	B&G Foods Inc., Company Guaranteed Notes, 5.250% due 4/1/25	227,216
100,000	BAT Capital Corp., Company Guaranteed Notes, 3.222% due 8/15/24	98,993
	Bausch Health Cos. Inc.:
	Company Guaranteed Notes:
235,000	7.000% due 1/15/28(b)	232,211
235,000	7.250% due 5/30/29(b)	233,442
	Senior Secured Notes:
65,000	7.000% due 3/15/24(b)	67,884
110,000	5.750% due 8/15/27(b)	111,237
	Becton Dickinson & Co., Senior Unsecured Notes:
1,135,000	2.894% due 6/6/22	1,139,993
200,000	3.363% due 6/6/24	203,011
250,000	3.700% due 6/6/27	256,252
100,000	Biogen Inc., Senior Unsecured Notes, 5.200% due 9/15/45	111,264
350,000	Boston Scientific Corp., Senior Unsecured Notes, 4.000% due 3/1/28	366,446
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
250,000	3.250% due 2/27/27	256,044
500,000	3.400% due 7/29/29(b)	513,867
250,000	Campbell Soup Co., Senior Unsecured Notes, 3.950% due 3/15/25	255,846
	Cardinal Health Inc., Senior Unsecured Notes:
1,140,000	3.410% due 6/15/27	1,101,765
250,000	4.368% due 6/15/47	220,798
	Celgene Corp., Senior Unsecured Notes:
100,000	2.750% due 2/15/23	100,272
500,000	3.875% due 8/15/25	525,514
100,000	5.000% due 8/15/45	116,476
1,180,000	4.350% due 11/15/47	1,244,968
	Centene Corp., Senior Unsecured Notes:
310,000	4.750% due 1/15/25	313,875
140,000	5.375% due 6/1/26(b)	145,208
200,000	Children's Hospital Corp., Company Guaranteed Notes, 4.115% due 1/1/47	219,949
	Cigna Corp., Company Guaranteed Notes:
500,000	3.400% due 9/17/21(b)	507,022
1,135,000	3.487% (3-Month USD-LIBOR + 0.890%) due 7/15/23(a)(b)	1,130,666
250,000	4.900% due 12/15/48(b)	255,826
250,000	Coca-Cola Co., Senior Unsecured Notes, 2.200% due 5/25/22	249,737
350,000	Constellation Brands Inc., Company Guaranteed Notes, 2.700% due 5/9/22	349,770
700,000	Controladora Mabe SA de CV, Company Guaranteed Notes, 5.600% due 10/23/28	725,375
230,000	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(b)	226,550
350,000	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	366,518

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.1% - (continued)
	CVS Health Corp., Senior Unsecured Notes:
$125,000	2.125% due 6/1/21	$123,459
100,000	3.500% due 7/20/22	101,763
1,275,000	3.700% due 3/9/23	1,303,198
150,000	4.100% due 3/25/25	155,278
350,000	2.875% due 6/1/26	335,332
250,000	4.300% due 3/25/28	257,624
250,000	4.780% due 3/25/38	249,130
250,000	5.050% due 3/25/48	254,117
138,000	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	146,912
130,000	Eagle Holding Co. II LLC, Unsecured Notes, 7.750% due 5/15/22(b)(g)	130,812
250,000	Eli Lilly & Co., Senior Unsecured Notes, 3.950% due 3/15/49	262,055
619,000	Embotelladora Andina SA, Senior Unsecured Notes, 5.000% due 10/1/23	656,486
472,280	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	483,856
15,000	Envision Healthcare Corp., Company Guaranteed Notes, 8.750% due 10/15/26(b)	12,638
200,000	Estee Lauder Cos. Inc., Senior Unsecured Notes, 4.150% due 3/15/47	219,341
250,000	Express Scripts Holding Co., Company Guaranteed Notes, 4.800% due 7/15/46	250,240
220,000	Garda World Security Corp., Senior Unsecured Notes, 8.750% due 5/15/25(b)	210,100
200,000	General Mills Inc., Senior Unsecured Notes, 4.700% due 4/17/48	205,775
	Gilead Sciences Inc., Senior Unsecured Notes:
350,000	2.950% due 3/1/27	347,621
250,000	4.150% due 3/1/47	248,216
500,000	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 3.625% due 5/15/25	522,478
600,000	Grupo Bimbo SAB de CV, Subordinated Notes, 5.950% (5-Year CMT Index + 3.280%) (a)(f)	621,264
135,000	HCA Healthcare Inc., Senior Unsecured Notes, 6.250% due 2/15/21	140,738
	HCA Inc.:
	Company Guaranteed Notes:
515,000	5.375% due 9/1/26	534,369
20,000	5.875% due 2/1/29	21,225
65,000	Senior Secured Notes, 5.250% due 4/15/25	69,982
200,000	Humana Inc., Senior Unsecured Notes, 4.800% due 3/15/47	205,827
	JBS Investments GmbH, Company Guaranteed Notes:
400,000	6.250% due 2/5/23	405,000
400,000	7.250% due 4/3/24	413,504
1,100,000	JBS Investments II GmbH, Company Guaranteed Notes, 7.000% due 1/15/26(b)	1,153,625
	JBS USA LUX SA/JBS USA Finance Inc., Company Guaranteed Notes:
40,000	5.875% due 7/15/24(b)	41,000
30,000	5.750% due 6/15/25(b)	30,675
175,000	6.750% due 2/15/28(b)	184,844
165,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Company Guaranteed Notes, 6.500% due 4/15/29(b)	173,250
	Johnson & Johnson, Senior Unsecured Notes:
250,000	2.250% due 3/3/22	250,675
150,000	2.950% due 3/3/27	152,274
250,000	3.625% due 3/3/37	255,958
	Keurig Dr Pepper Inc., Company Guaranteed Notes:
250,000	4.597% due 5/25/28(b)	266,932
100,000	5.085% due 5/25/48(b)	106,954
	Kraft Heinz Foods Co., Company Guaranteed Notes:
500,000	3.000% due 6/1/26	471,801
250,000	5.200% due 7/15/45	245,865
200,000	Kroger Co., Senior Unsecured Notes, 4.450% due 2/1/47	187,687

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.1% - (continued)
$80,000	Kronos Acquisition Holdings Inc., Company Guaranteed Notes, 9.000% due 8/15/23(b)	$69,200
1,325,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 3.600% due 2/1/25	1,343,905
	MARB BondCo PLC, Company Guaranteed Notes:
500,000	7.000% due 3/15/24(b)	511,875
200,000	7.000% due 3/15/24	204,750
900,000	6.875% due 1/19/25	915,750
55,000	Matterhorn Merger Sub LLC/Matterhorn Finance Sub Inc., Senior Unsecured Notes, 8.500% due 6/1/26(b)	48,400
250,000	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	258,304
	Medtronic Inc., Company Guaranteed Notes:
500,000	3.150% due 3/15/22	510,560
250,000	4.625% due 3/15/45	288,363
250,000	Merck & Co., Inc., Senior Unsecured Notes, 3.700% due 2/10/45	254,460
	Minerva Luxembourg SA, Company Guaranteed Notes:
800,000	6.500% due 9/20/26	792,000
1,000,000	5.875% due 1/19/28	932,500
150,000	Molson Coors Brewing Co., Company Guaranteed Notes, 4.200% due 7/15/46	137,606
300,000	Moody's Corp., Senior Unsecured Notes, 2.750% due 12/15/21	301,394
250,000	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(b)	248,750
	Mylan NV, Company Guaranteed Notes:
250,000	3.150% due 6/15/21	248,748
250,000	5.250% due 6/15/46	227,521
250,000	NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26(b)	258,125
10,000	Northwell Healthcare Inc., Secured Notes, 4.260% due 11/1/47	10,599
	Novartis Capital Corp., Company Guaranteed Notes:
250,000	2.400% due 5/17/22	249,951
150,000	3.100% due 5/17/27	152,414
95,000	NVA Holdings Inc., Company Guaranteed Notes, 6.875% due 4/1/26(b)	92,625
	PepsiCo Inc., Senior Unsecured Notes:
500,000	2.750% due 3/5/22	506,517
150,000	2.375% due 10/6/26	146,213
250,000	3.450% due 10/6/46	246,650
	Pfizer Inc., Senior Unsecured Notes:
500,000	2.800% due 3/11/22	507,387
250,000	4.000% due 12/15/36	263,800
250,000	4.125% due 12/15/46	268,750
	Philip Morris International Inc., Senior Unsecured Notes:
500,000	2.625% due 2/18/22	501,752
100,000	4.125% due 3/4/43	99,383
340,000	Pilgrim's Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(b)	342,023
120,000	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% due 12/1/22(b)(g)	117,900
350,000	Post Holdings Inc., Company Guaranteed Notes, 5.500% due 3/1/25(b)	353,063
130,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(b)	136,175
250,000	Procter & Gamble Co., Senior Unsecured Notes, 3.500% due 10/25/47	261,522
8,000	Providence St Joseph Health Obligated Group, Unsecured Notes, 3.930% due 10/1/48	8,439
	Refinitiv US Holdings Inc.:
165,000	Company Guaranteed Notes, 8.250% due 11/15/26(b)	164,175
160,000	Senior Secured Notes, 6.250% due 5/15/26(b)	161,267
95,000	RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes, 8.250% due 5/1/23(b)	100,878

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.1% - (continued)
	Reynolds American Inc., Company Guaranteed Notes:
$1,045,000	4.000% due 6/12/22	$1,074,918
250,000	5.850% due 8/15/45	259,359
335,000	Select Medical Corp., Company Guaranteed Notes, 6.375% due 6/1/21	335,251
250,000	ServiceMaster Co. LLC, Company Guaranteed Notes, 5.125% due 11/15/24(b)	250,000
125,000	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 2.875% due 9/23/23	124,172
550,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(b)	546,923
7,000	Stanford Health Care, Unsecured Notes, 3.795% due 11/15/48	7,445
350,000	Stryker Corp., Senior Unsecured Notes, 3.375% due 11/1/25	363,129
	Sysco Corp., Company Guaranteed Notes:
350,000	3.550% due 3/15/25	361,162
585,000	3.250% due 7/15/27	586,790
	Tenet Healthcare Corp.:
200,000	Secured Notes, 6.250% due 2/1/27(b)	204,000
180,000	Senior Unsecured Notes, 7.000% due 8/1/25	176,918
250,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 4.100% due 8/15/47	257,946
125,000	Total System Services Inc., Senior Unsecured Notes, 4.800% due 4/1/26	134,503
150,000	Tyson Foods Inc., Senior Unsecured Notes, 4.550% due 6/2/47	148,986
500,000	Unilever Capital Corp., Company Guaranteed Notes, 3.125% due 3/22/23	509,955
	United Rentals North America Inc., Company Guaranteed Notes:
270,000	6.500% due 12/15/26	286,200
75,000	5.250% due 1/15/30	73,500
	UnitedHealth Group Inc., Senior Unsecured Notes:
750,000	2.125% due 3/15/21	746,567
450,000	3.850% due 6/15/28	476,289
250,000	4.250% due 4/15/47	265,705
125,000	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 9/12/22	130,592
253,000	Verscend Escrow Corp., Senior Unsecured Notes, 9.750% due 8/15/26(b)	267,548
95,000	Vizient Inc., Senior Unsecured Notes, 6.250% due 5/15/27(b)	98,919
	WellCare Health Plans Inc., Senior Unsecured Notes:
160,000	5.250% due 4/1/25	162,152
285,000	5.375% due 8/15/26(b)	292,040
555,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.700% due 3/19/23	568,928
	Total Consumer Non-cyclical	56,501,586
Diversified - 0.0%
	CK Hutchison International 17 Ltd., Company Guaranteed Notes:
200,000	2.875% due 4/5/22(b)	200,985
300,000	3.500% due 4/5/27(b)	305,531
	Total Diversified	506,516
Energy - 2.7%
750,000	AI Candelaria Spain SLU, Senior Secured Notes, 7.500% due 12/15/28	790,313
	Anadarko Petroleum Corp., Senior Unsecured Notes:
250,000	5.550% due 3/15/26	275,499
175,000	6.600% due 3/15/46	224,680
320,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Unsecured Notes, 5.750% due 3/1/27(b)	322,400
250,000	Apache Corp., Senior Unsecured Notes, 4.250% due 1/15/44	222,149
145,000	Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor Inc., Senior Unsecured Notes, 3.337% due 12/15/27	142,265
	BP Capital Markets America Inc., Company Guaranteed Notes:
100,000	2.520% due 9/19/22	100,118
500,000	3.224% due 4/14/24	510,378

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.7% - (continued)
$1,500,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	$1,538,903
70,000	Calfrac Holdings LP, Company Guaranteed Notes, 8.500% due 6/15/26(b)	50,750
	Canacol Energy Ltd., Company Guaranteed Notes:
1,200,000	7.250% due 5/3/25	1,212,012
200,000	7.250% due 5/3/25(b)	202,002
	Canadian Natural Resources Ltd., Senior Unsecured Notes:
1,150,000	2.950% due 1/15/23	1,146,637
125,000	5.850% due 2/1/35	141,532
	Cenovus Energy Inc., Senior Unsecured Notes:
500,000	4.250% due 4/15/27	498,701
550,000	5.400% due 6/15/47	550,038
	Cheniere Energy Partners LP:
185,000	Company Guaranteed Notes, 5.625% due 10/1/26(b)	187,312
270,000	Senior Secured Notes, 5.250% due 10/1/25	269,533
250,000	Chevron Corp., Senior Unsecured Notes, 2.498% due 3/3/22	250,840
750,000	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	760,444
240,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Unsecured Notes, 6.500% due 3/15/26(b)	225,600
	ConocoPhillips Co., Company Guaranteed Notes:
250,000	4.950% due 3/15/26	280,460
200,000	5.950% due 3/15/46	268,604
280,000	CSI Compressco LP/CSI Compressco Finance Inc., Senior Secured Notes, 7.500% due 4/1/25(b)	273,700
	Delek & Avner Tamar Bond Ltd., Senior Secured Notes:
200,000	5.082% due 12/30/23(b)	206,031
300,000	5.412% due 12/30/25(b)	310,098
	Devon Energy Corp., Senior Unsecured Notes:
75,000	5.600% due 7/15/41	86,605
100,000	5.000% due 6/15/45	108,847
500,000	Ecopetrol SA, Senior Unsecured Notes, 5.375% due 6/26/26	532,600
150,000	Enbridge Energy Partners LP, Company Guaranteed Notes, 5.500% due 9/15/40	174,696
	Enbridge Inc., Company Guaranteed Notes:
100,000	4.000% due 10/1/23	103,921
250,000	3.700% due 7/15/27	255,059
	Energy Transfer Operating LP, Company Guaranteed Notes:
500,000	5.875% due 1/15/24	546,244
550,000	4.750% due 1/15/26	571,927
250,000	4.200% due 4/15/27	254,059
200,000	5.300% due 4/15/47	198,420
150,000	6.000% due 6/15/48	162,319
	Enterprise Products Operating LLC, Company Guaranteed Notes:
500,000	2.850% due 4/15/21	502,188
820,000	3.750% due 2/15/25	849,842
250,000	3.950% due 2/15/27	261,056
250,000	4.900% due 5/15/46	267,654
115,000	EP Energy LLC/Everest Acquisition Finance Inc., Senior Secured Notes, 7.750% due 5/15/26(b)	97,462
560,000	EQM Midstream Partners LP, Senior Unsecured Notes, 4.750% due 7/15/23	571,087
1,265,000	EQT Corp., Senior Unsecured Notes, 3.900% due 10/1/27	1,206,550
	Equinor ASA, Company Guaranteed Notes:
250,000	2.450% due 1/17/23	249,336
100,000	3.700% due 3/1/24	105,125
85,000	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25	86,062

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.7% - (continued)
$50,000	Extraction Oil & Gas Inc., Company Guaranteed Notes, 5.625% due 2/1/26(b)	$39,250
	Exxon Mobil Corp., Senior Unsecured Notes:
500,000	3.043% due 3/1/26	510,121
100,000	3.567% due 3/6/45	101,014
140,000	Foresight Energy LLC/Foresight Energy Finance Corp., Secured Notes, 11.500% due 4/1/23(b)	92,400
120,000	FTS International Inc., Senior Secured Notes, 6.250% due 5/1/22	113,400
1,400,000	Geopark Ltd., Senior Secured Notes, 6.500% due 9/21/24	1,403,500
200,000	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	208,000
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(b)	195,250
1,100,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	1,042,261
185,000	Gulfport Energy Corp., Company Guaranteed Notes, 6.375% due 5/15/25	153,550
250,000	Halliburton Co., Senior Unsecured Notes, 5.000% due 11/15/45	262,345
250,000	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	262,310
495,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., Senior Unsecured Notes, 5.625% due 2/15/26(b)	509,850
260,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(b)	260,330
	Indian Oil Corp., Ltd, Senior Unsecured Notes:
600,000	5.625% due 8/2/21	633,046
1,000,000	5.750% due 8/1/23	1,086,738
125,000	Indigo Natural Resources LLC, Senior Unsecured Notes, 6.875% due 2/15/26(b)	112,188
	Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
125,000	3.500% due 3/1/21	126,583
100,000	4.250% due 9/1/24	104,644
150,000	6.950% due 1/15/38	184,935
75,000	5.000% due 8/15/42	75,868
	Kinder Morgan Inc., Company Guaranteed Notes:
550,000	4.300% due 3/1/28	572,924
250,000	5.050% due 2/15/46	254,583
250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.125% due 3/1/21	260,509
90,000	MEG Energy Corp., Company Guaranteed Notes, 7.000% due 3/31/24(b)	80,325
90,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(b)	74,700
250,000	MPLX LP, Senior Unsecured Notes, 5.200% due 3/1/47	255,467
120,000	Nabors Industries Inc., Company Guaranteed Notes, 5.750% due 2/1/25	97,614
90,000	NGL Energy Partners LP/NGL Energy Finance Corp., Senior Unsecured Notes, 7.500% due 4/15/26(b)	91,350
	Noble Energy Inc., Senior Unsecured Notes:
150,000	3.850% due 1/15/28	150,318
150,000	4.950% due 8/15/47	153,527
115,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	114,713
	Oasis Petroleum Inc., Company Guaranteed Notes:
165,000	6.875% due 3/15/22	159,723
100,000	6.250% due 5/1/26(b)(h)	88,500
	Occidental Petroleum Corp., Senior Unsecured Notes:
125,000	4.100% due 2/1/21	127,568
100,000	4.400% due 4/15/46	99,227
250,000	ONEOK Inc., Company Guaranteed Notes, 4.000% due 7/13/27	252,932
1,500,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	1,495,316
115,000	Par Petroleum LLC/Par Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(b)	113,562
235,000	Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/27(b)	232,650
365,000	Peabody Energy Corp., Senior Secured Notes, 6.000% due 3/31/22(b)	362,263

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.7% - (continued)
	Petrobras Global Finance BV, Company Guaranteed Notes:
$1,100,000	5.750% due 2/1/29	$1,108,899
200,000	7.250% due 3/17/44	212,000
750,000	6.900% due 3/19/49	749,250
	Petroleos Mexicanos, Company Guaranteed Notes:
750,000	4.250% due 1/15/25	710,250
150,000	6.500% due 3/13/27	151,500
550,000	6.500% due 6/2/41	497,063
500,000	5.625% due 1/23/46	407,000
100,000	6.750% due 9/21/47	90,390
500,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	513,736
	Phillips 66, Company Guaranteed Notes:
250,000	4.300% due 4/1/22	261,343
250,000	4.875% due 11/15/44	273,020
250,000	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	258,070
400,000	PTTEP Treasury Center Co., Ltd., Company Guaranteed Notes, 4.600% (5-Year CMT Index + 2.724%) (a)(f)	399,528
235,000	QEP Resources Inc., Senior Unsecured Notes, 5.250% due 5/1/23	220,284
200,000	Raizen Fuels Finance SA, Company Guaranteed Notes, 5.300% due 1/20/27	204,750
1,000,000	Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	1,058,482
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
100,000	5.750% due 5/15/24	109,609
540,000	5.000% due 3/15/27	576,400
400,000	4.200% due 3/15/28	404,266
	Shell International Finance BV, Company Guaranteed Notes:
250,000	1.750% due 9/12/21	246,677
250,000	2.500% due 9/12/26	243,724
100,000	4.000% due 5/10/46	105,121
250,000	3.750% due 9/12/46	254,192
1,000,000	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes, 2.750% due 9/29/26	960,801
325,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(b)	320,125
	Suncor Energy Inc., Senior Unsecured Notes:
250,000	3.600% due 12/1/24	257,517
100,000	6.500% due 6/15/38	129,147
100,000	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 4.250% due 4/1/24	103,298
	Sunoco LP/Sunoco Finance Corp.:
195,000	Company Guaranteed Notes, 5.500% due 2/15/26	196,950
105,000	Senior Unsecured Notes, 6.000% due 4/15/27(b)	106,671
70,000	Tapstone Energy LLC/Tapstone Energy Finance Corp., Senior Unsecured Notes, 9.750% due 6/1/22(b)	51,975
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
160,000	5.875% due 4/15/26	165,400
125,000	6.500% due 7/15/27(b)	130,181
125,000	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.250% due 1/31/23(b)	120,938
500,000	Total Capital International SA, Company Guaranteed Notes, 3.700% due 1/15/24	521,786

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Energy - 2.7% - (continued)
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
$250,000	4.875% due 1/15/26	$271,978
75,000	7.625% due 1/15/39	103,068
200,000	4.875% due 5/15/48	212,680
250,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	318,421
56,700	Transocean Guardian Ltd., Senior Secured Notes, 5.875% due 1/15/24(b)	56,842
125,000	Transocean Inc., Company Guaranteed Notes, 7.250% due 11/1/25(b)	116,250
300,000	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(b)	308,625
136,000	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(b)	137,360
600,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	613,356
340,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 9/1/27(b)	347,225
75,000	Valero Energy Corp., Senior Unsecured Notes, 4.900% due 3/15/45	78,061
65,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., Company Guaranteed Notes, 8.750% due 4/15/23(b)	46,313
70,000	Weatherford International Ltd., Company Guaranteed Notes, 9.875% due 2/15/24	34,300
150,000	Western Midstream Operating LP, Senior Unsecured Notes, 5.450% due 4/1/44	141,418
240,000	Whiting Petroleum Corp., Company Guaranteed Notes, 6.625% due 1/15/26	219,300
	Williams Cos. Inc., Senior Unsecured Notes:
525,000	3.750% due 6/15/27	531,561
250,000	5.100% due 9/15/45	257,622
	YPF SA, Senior Unsecured Notes:
1,050,000	8.500% due 7/28/25	983,063
500,000	6.950% due 7/21/27	429,325
	Total Energy	47,994,523
Financial – 5.9%
180,000	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 8.125% due 2/15/24(b)	184,950
350,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 3.500% due 5/26/22	352,042
	Air Lease Corp., Senior Unsecured Notes:
1,190,000	3.250% due 3/1/25	1,170,149
250,000	3.625% due 4/1/27	242,691
250,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.950% due 1/15/28	259,476
355,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 8.250% due 8/1/23(b)	362,100
250,000	Allstate Corp., Senior Unsecured Notes, 4.500% due 6/15/43	278,220
	American Express Co.:
565,000	Senior Unsecured Notes, 2.500% due 8/1/22	562,393
500,000	Subordinated Notes, 3.625% due 12/5/24	519,907
250,000	American Express Credit Corp., Senior Unsecured Notes, 2.250% due 5/5/21	248,587
	American International Group Inc., Senior Unsecured Notes:
250,000	4.200% due 4/1/28	259,328
250,000	4.500% due 7/16/44	252,159
	American Tower Corp., Senior Unsecured Notes:
250,000	2.800% due 6/1/20	250,025
100,000	3.500% due 1/31/23	102,369
100,000	4.000% due 6/1/25	104,118
200,000	Aon PLC, Company Guaranteed Notes, 4.750% due 5/15/45	214,746
120,000	ASP AMC Merger Sub Inc., Senior Unsecured Notes, 8.000% due 5/15/25(b)	84,000
310,000	AssuredPartners Inc., Senior Unsecured Notes, 7.000% due 8/15/25(b)	293,725
200,000	Avation Capital SA, Company Guaranteed Notes, 6.500% due 5/15/21(b)	202,000
250,000	AXA Equitable Holdings Inc., Senior Unsecured Notes, 3.900% due 4/20/23	259,016

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 5.9% - (continued)
$300,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	$311,253
	Banco BTG Pactual SA:
200,000	Junior Subordinated Notes, 8.750% (5-Year CMT Index + 6.978%)(a)(f)	201,002
1,650,000	Subordinated Notes, 7.750% (5-Year CMT Index + 5.257%) due 2/15/29(a)(b)	1,692,900
600,000	Banco de Credito e Inversiones SA, Senior Unsecured Notes, 4.000% due 2/11/23	619,623
800,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	821,808
2,000,000	Banco do Brasil SA, Junior Subordinated Notes, 6.250% (5-Year CMT Index + 4.398%)(a)(f)	1,797,500
200,000	Banco General SA, Senior Unsecured Notes, 4.125% due 8/7/27	199,502
500,000	Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	516,755
	Banco Macro SA, Subordinated Notes:
950,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(a)	748,135
200,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(a)(b)	157,502
	Banco Mercantil del Norte SA:
	Junior Subordinated Notes:
1,000,000	6.875% (5-Year CMT Index + 5.035%)(a)(f)	1,021,010
1,000,000	7.625% (5-Year CMT Index + 5.353%)(a)(f)	1,025,000
200,000	Subordinated Notes, 5.750% (5-Year CMT Index + 4.447%) due 10/4/31(a)	195,002
550,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(a)(b)	579,662
200,000	Banco Santander SA, Senior Unsecured Notes, 4.379% due 4/12/28	205,203
600,000	Bancolombia SA, Subordinated Notes, 4.875% (5-Year CMT Index + 2.929%) due 10/18/27(a)	605,430
200,000	Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(b)	199,000
	Bank of America Corp.:
	Senior Unsecured Notes:
500,000	2.625% due 4/19/21	501,367
1,180,000	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(a)	1,176,375
430,000	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(a)	432,625
750,000	3.875% due 8/1/25	783,884
500,000	3.366% (3-Month USD-LIBOR + 0.810%) due 1/23/26(a)	504,250
250,000	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(a)	249,635
250,000	4.443% (3-Month USD-LIBOR + 1.990%) due 1/20/48(a)	269,158
250,000	Subordinated Notes, 7.750% due 5/14/38	354,008
500,000	Bank of Montreal, Senior Unsecured Notes, 1.900% due 8/27/21	494,092
	Bank of New York Mellon Corp., Senior Unsecured Notes:
750,000	3.450% due 8/11/23	773,516
250,000	3.400% due 1/29/28	258,484
	Bank of Nova Scotia, Senior Unsecured Notes:
500,000	2.700% due 3/7/22	503,316
550,000	3.400% due 2/11/24	565,609
	Barclays PLC, Senior Unsecured Notes:
500,000	2.875% due 6/8/20	499,565
250,000	4.950% due 1/10/47	249,166
500,000	BB&T Corp., Senior Unsecured Notes, 2.750% due 4/1/22	503,171
300,000	BBVA Banco Continental SA, Senior Unsecured Notes, 5.000% due 8/26/22	315,303
	BBVA Bancomer SA, Subordinated Notes:
200,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	195,502
2,000,000	5.125% (5-Year CMT Index + 2.650%) due 1/18/33(a)	1,865,000
1,000,000	BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	990,500
150,000	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.200% due 8/15/48	160,398
	Berkshire Hathaway Inc., Senior Unsecured Notes:
250,000	2.750% due 3/15/23	252,393
250,000	3.125% due 3/15/26	254,304

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 5.9% - (continued)
	Boston Properties LP, Senior Unsecured Notes:
$350,000	3.200% due 1/15/25	$353,898
1,155,000	3.650% due 2/1/26	1,181,227
100,000	Brighthouse Financial Inc., Senior Unsecured Notes, 3.700% due 6/22/27	93,213
250,000	Brixmor Operating Partnership LP, Senior Unsecured Notes, 3.900% due 3/15/27	252,998
350,000	Brookfield Finance Inc., Company Guaranteed Notes, 4.000% due 4/1/24	362,724
	Capital One Financial Corp., Senior Unsecured Notes:
250,000	3.050% due 3/9/22	252,567
250,000	3.750% due 3/9/27	249,892
125,000	CBRE Services Inc., Company Guaranteed Notes, 5.250% due 3/15/25	137,172
250,000	Charles Schwab Corp., Senior Unsecured Notes, 3.200% due 3/2/27	254,413
500,000	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	514,568
	Citigroup Inc.:
	Senior Unsecured Notes:
250,000	2.700% due 3/30/21	250,229
100,000	2.350% due 8/2/21	99,468
500,000	2.750% due 4/25/22	500,280
500,000	4.044% (3-Month USD-LIBOR + 1.023%) due 6/1/24(a)	519,626
450,000	3.887% (3-Month USD-LIBOR + 1.563%) due 1/10/28(a)	463,043
1,365,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(a)	1,384,092
	Subordinated Notes:
250,000	4.450% due 9/29/27	261,570
100,000	5.300% due 5/6/44	114,853
250,000	4.750% due 5/18/46	269,067
80,000	CNO Financial Group Inc., Senior Unsecured Notes, 5.250% due 5/30/29	80,610
760,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 2.750% due 3/10/22(b)	762,806
	Cooperatieve Rabobank UA:
	Company Guaranteed Notes:
500,000	3.875% due 2/8/22	517,677
250,000	3.750% due 7/21/26	249,719
250,000	Senior Unsecured Notes, 2.750% due 1/10/23	250,425
225,000	Credit Acceptance Corp., Company Guaranteed Notes, 6.625% due 3/15/26(b)	233,438
	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
500,000	3.125% due 12/10/20	502,561
250,000	3.750% due 3/26/25	254,534
250,000	4.550% due 4/17/26	264,961
	Credito Real SAB de CV SOFOM ER:
700,000	Company Guaranteed Notes, 9.500% due 2/7/26(b)	757,820
803,000	Junior Subordinated Notes, 9.125% (5-Year CMT Index + 7.026%) (a)(f)	797,989
	Crown Castle International Corp., Senior Unsecured Notes:
300,000	4.000% due 3/1/27	308,535
570,000	4.300% due 2/15/29	590,643
1,350,000	DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%) (a)(f)	1,333,125
500,000	Deutsche Bank AG, Senior Unsecured Notes, 3.950% due 2/27/23	493,498
810,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	819,682
200,000	Enstar Group Ltd., Senior Unsecured Notes, 4.500% due 3/10/22	204,562
415,000	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(b)	415,000
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.950% due 3/14/28	264,762
	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
250,000	3.373% due 11/15/25	247,997
250,000	4.418% due 11/15/35	237,670

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 5.9% - (continued)
	Gilex Holding SARL, Senior Secured Notes:
$450,000	8.500% due 5/2/23	$474,192
200,000	8.500% due 5/2/23(b)	210,752
	Global Bank Corp., Senior Unsecured Notes:
1,200,000	4.500% due 10/20/21	1,218,000
700,000	5.250% (3-Month USD-LIBOR + 3.300%) due 4/16/29(a)(b)	710,500
	Goldman Sachs Group Inc.:
	Senior Unsecured Notes:
500,000	2.350% due 11/15/21	495,063
200,000	5.750% due 1/24/22	215,005
500,000	3.000% due 4/26/22	501,590
465,000	3.363% (3-Month USD-LIBOR + 0.780%) due 10/31/22(a)	464,420
725,000	3.688% (3-Month USD-LIBOR + 1.170%) due 5/15/26(a)	715,943
500,000	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(a)	519,598
	Subordinated Notes:
500,000	4.250% due 10/21/25	518,124
250,000	6.750% due 10/1/37	314,794
250,000	5.150% due 5/22/45	272,290
400,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	407,600
350,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.875% due 4/1/24	358,107
	HSBC Holdings PLC:
	Senior Unsecured Notes:
500,000	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(a)	503,956
250,000	4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(a)	255,494
	Subordinated Notes:
250,000	6.500% due 5/2/36	309,828
250,000	5.250% due 3/14/44	276,938
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
230,000	6.250% due 2/1/22	234,313
170,000	6.375% due 12/15/25	170,850
175,000	6.250% due 5/15/26(b)	173,906
300,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	303,750
500,000	ING Groep NV, Senior Unsecured Notes, 3.150% due 3/29/22	506,287
1,300,000	Itau Unibanco Holding SA, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 3.863%) (a)(f)	1,292,850
250,000	Jefferies Group LLC/Jefferies Group Capital Finance Inc., Senior Unsecured Notes, 4.850% due 1/15/27	253,390
	JPMorgan Chase & Co.:
	Senior Unsecured Notes:
250,000	4.250% due 10/15/20	255,711
1,000,000	4.500% due 1/24/22	1,047,467
250,000	2.972% due 1/15/23	251,718
250,000	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(a)	258,009
250,000	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(a)	252,469
250,000	4.005% (3-Month USD-LIBOR + 1.120%) due 4/23/29(a)	261,200
250,000	3.882% (3-Month USD-LIBOR + 1.360%) due 7/24/38(a)	251,868
150,000	5.400% due 1/6/42	183,273
250,000	4.260% (3-Month USD-LIBOR + 1.580%) due 2/22/48(a)	264,167
	Subordinated Notes:
200,000	3.875% due 9/10/24	207,882
200,000	3.625% due 12/1/27	201,873
250,000	KeyBank NA, Senior Unsecured Notes, 3.375% due 3/7/23	257,760

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 5.9% - (continued)
	Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
$2,000,000	1.625% due 3/15/21	$1,984,955
500,000	2.125% due 3/7/22	502,001
500,000	2.375% due 12/29/22	506,939
100,000	2.500% due 11/20/24	102,339
250,000	2.875% due 4/3/28	261,532
	Landwirtschaftliche Rentenbank, Government Guaranteed Notes:
250,000	2.375% due 6/10/25	253,899
75,000	1.750% due 7/27/26	72,900
250,000	Lincoln National Corp., Senior Unsecured Notes, 3.800% due 3/1/28	257,627
	Lloyds Banking Group PLC:
1,000,000	Senior Unsecured Notes, 3.100% due 7/6/21	1,005,074
200,000	Subordinated Notes, 4.344% due 1/9/48	186,702
	Macquarie Group Ltd., Senior Unsecured Notes:
520,000	3.189% (3-Month USD-LIBOR + 1.023%) due 11/28/23(a)(b)	518,523
635,000	4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(a)(b)	655,981
1,700,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	1,716,541
250,000	Manulife Financial Corp., Subordinated Notes, 4.061% (5-Year USD 1100 Run ICE Swap Rate + 1.647%) due 2/24/32(a)	251,253
200,000	Marsh & McLennan Cos. Inc., Senior Unsecured Notes, 4.900% due 3/15/49	225,659
250,000	Mastercard Inc., Senior Unsecured Notes, 3.950% due 2/26/48	268,984
150,000	MetLife Inc., Senior Unsecured Notes, 4.600% due 5/13/46	167,261
235,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 5.750% due 2/1/27(b)	242,050
250,000	Mid-America Apartments LP, Senior Unsecured Notes, 3.750% due 6/15/24	257,739
	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes:
500,000	2.998% due 2/22/22	504,940
580,000	3.260% (3-Month USD-LIBOR + 0.740%) due 3/2/23(a)	578,795
250,000	3.741% due 3/7/29	263,260
	Mizuho Financial Group Inc., Senior Unsecured Notes:
250,000	2.953% due 2/28/22	251,769
250,000	3.663% due 2/28/27	261,797
	Morgan Stanley:
	Senior Unsecured Notes:
500,000	2.625% due 11/17/21	497,329
500,000	3.125% due 1/23/23	504,457
1,120,000	3.737% (3-Month USD-LIBOR + 0.847%) due 4/24/24(a)	1,154,175
250,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(a)	252,419
250,000	3.772% (3-Month USD-LIBOR + 1.140%) due 1/24/29(a)	254,768
250,000	6.375% due 7/24/42	335,295
250,000	Subordinated Notes, 4.350% due 9/8/26	261,697
	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
235,000	5.250% due 8/1/26	236,903
260,000	5.000% due 10/15/27	256,425
250,000	National Australia Bank Ltd., Senior Unsecured Notes, 3.375% due 1/14/26	257,004
250,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.050% due 2/15/22	254,523
200,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 8.125% due 7/15/23(b)	199,500
300,000	Navient Corp., Senior Unsecured Notes, 6.500% due 6/15/22	312,000
405,000	New York Life Global Funding, Secured Notes, 2.300% due 6/10/22(b)	403,288
360,000	NFP Corp., Senior Unsecured Notes, 6.875% due 7/15/25(b)	344,700

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 5.9% - (continued)
$1,050,000	Nuveen Finance LLC, Senior Unsecured Notes, 4.125% due 11/1/24(b)	$1,118,053
900,000	Oesterreichische Kontrollbank AG, Government Guaranteed Notes, 1.500% due 10/21/20	892,162
500,000	PNC Bank NA, Senior Unsecured Notes, 2.625% due 2/17/22	501,539
150,000	PNC Financial Services Group Inc., Subordinated Notes, 3.900% due 4/29/24	156,744
150,000	Progressive Corp., Senior Unsecured Notes, 4.125% due 4/15/47	158,832
	Prudential Financial Inc.:
250,000	Junior Subordinated Notes, 5.625% (3-Month USD-LIBOR + 3.920%) due 6/15/43(a)	258,750
293,000	Senior Unsecured Notes, 3.935% due 12/7/49	292,072
200,000	Regency Centers LP, Company Guaranteed Notes, 4.400% due 2/1/47	210,074
250,000	Royal Bank of Canada, Subordinated Notes, 4.650% due 1/27/26	269,314
	Royal Bank of Scotland Group PLC, Senior Unsecured Notes:
1,040,000	3.498% (3-Month USD-LIBOR + 1.480%) due 5/15/23(a)	1,036,431
250,000	4.892% (3-Month USD-LIBOR + 1.754%) due 5/18/29(a)	259,721
200,000	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	201,985
	Santander Holdings USA Inc., Senior Unsecured Notes:
250,000	3.700% due 3/28/22	254,062
595,000	3.400% due 1/18/23	599,716
250,000	Santander UK Group Holdings PLC, Senior Unsecured Notes, 3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(a)	248,011
1,500,000	SBA Tower Trust, Asset Backed, 3.168% due 4/11/22(b)	1,512,669
	Simon Property Group LP, Senior Unsecured Notes:
500,000	2.350% due 1/30/22	498,113
100,000	3.375% due 10/1/24	102,975
	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
939,579	zero coupon, due 12/5/22(b)	877,097
683,330	zero coupon, due 12/5/22	637,889
	Springleaf Finance Corp., Company Guaranteed Notes:
225,000	7.125% due 3/15/26	235,141
40,000	6.625% due 1/15/28	40,501
	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
500,000	2.934% due 3/9/21	503,098
250,000	2.778% due 10/18/22	250,116
250,000	3.102% due 1/17/23	253,694
720,000	3.328% (3-Month USD-LIBOR + 0.740%) due 1/17/23(a)	719,796
100,000	2.632% due 7/14/26	98,204
800,000	SURA Asset Management SA, Company Guaranteed Notes, 4.875% due 4/17/24	833,008
	Synchrony Bank, Senior Unsecured Notes:
250,000	3.650% due 5/24/21	253,314
350,000	3.000% due 6/15/22	349,711
1,500,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	1,497,637
335,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Unsecured Notes, 6.750% due 6/1/25(b)	337,513
125,000	Travelers Cos. Inc., Senior Unsecured Notes, 5.350% due 11/1/40	156,841
	Unifin Financiera SAB de CV SOFOM ENR:
200,000	Senior Unsecured Notes, 7.375% due 2/12/26	188,150
1,700,000	Subordinated Notes, 8.875% (5-Year CMT Index + 6.308%) (a)(f)	1,530,017
	United Overseas Bank Ltd.:
500,000	Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794%)(a)(f)	487,485
1,000,000	Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	1,006,050
750,000	US Bancorp, Senior Unsecured Notes, 2.625% due 1/24/22	753,770
100,000	Ventas Realty LP, Company Guaranteed Notes, 4.375% due 2/1/45	100,821

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Financial - 5.9% - (continued)
	Visa Inc., Senior Unsecured Notes:
$750,000	2.800% due 12/14/22	$761,648
100,000	4.150% due 12/14/35	109,587
	Wells Fargo & Co.:
	Senior Unsecured Notes:
1,000,000	2.625% due 7/22/22	997,282
800,000	3.069% due 1/24/23	805,711
250,000	3.000% due 4/22/26	247,423
300,000	3.000% due 10/23/26	297,174
910,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(a)	923,943
	Subordinated Notes:
250,000	4.400% due 6/14/46	258,318
150,000	4.750% due 12/7/46	161,707
1,095,000	Welltower Inc., Senior Unsecured Notes, 4.125% due 3/15/29	1,144,281
300,000	Western Union Co., Senior Unsecured Notes, 3.600% due 3/15/22	305,513
	Westpac Banking Corp., Senior Unsecured Notes:
500,000	3.650% due 5/15/23	518,564
1,170,000	3.300% due 2/26/24	1,200,328
250,000	3.350% due 3/8/27	256,650
250,000	Weyerhaeuser Co., Senior Unsecured Notes, 4.625% due 9/15/23	266,406
	Total Financial	106,482,374
Government - 0.3%
1,500,000	Asian Development Bank, Senior Unsecured Notes, 2.000% due 2/16/22	1,501,418
	European Investment Bank, Senior Unsecured Notes:
750,000	1.375% due 6/15/20	743,738
1,500,000	2.625% due 5/20/22	1,524,657
	Inter-American Development Bank:
500,000	Senior Unsecured Notes, 2.375% due 7/7/27	506,868
1,000,000	Unsecured Notes, 2.625% due 4/19/21	1,010,514
300,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	304,014
500,000	Svensk Exportkredit AB, Senior Unsecured Notes, 2.375% due 3/9/22	504,603
	Total Government	6,095,812
Industrial - 1.3%
500,000	3M Co., Senior Unsecured Notes, 2.750% due 3/1/22	504,516
340,000	AECOM, Company Guaranteed Notes, 5.125% due 3/15/27	333,837
200,000	Aeropuerto Internacional de Tocumen SA, Senior Secured Notes, 5.625% due 5/18/36	217,250
110,000	Amsted Industries Inc., Company Guaranteed Notes, 5.625% due 7/1/27(b)	110,824
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 6.000% due 2/15/25(b)	198,040
615,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	607,400
	Avolon Holdings Funding Ltd., Company Guaranteed Notes:
175,000	5.125% due 10/1/23(b)	181,125
315,000	5.250% due 5/15/24(b)	327,222
430,000	3.950% due 7/1/24(b)	427,141
120,000	Berry Global Escrow Corp., Secured Notes, 5.625% due 7/15/27(b)	120,900
	Boeing Co., Senior Unsecured Notes:
500,000	2.125% due 3/1/22	495,075
250,000	3.650% due 3/1/47	243,980
	Bombardier Inc., Senior Unsecured Notes:
105,000	6.000% due 10/15/22(b)	102,343
110,000	7.875% due 4/15/27(b)	105,567

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Industrial - 1.3% - (continued)
	Builders FirstSource Inc., Senior Secured Notes:
$355,000	5.625% due 9/1/24(b)	$354,556
35,000	6.750% due 6/1/27(b)	35,350
	Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
250,000	3.250% due 6/15/27	259,449
250,000	4.125% due 6/15/47	264,701
	Canadian Pacific Railway Co.:
250,000	Company Guaranteed Notes, 4.000% due 6/1/28	267,203
100,000	Senior Unsecured Notes, 2.900% due 2/1/25	101,190
500,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.700% due 8/9/21	492,019
	Caterpillar Inc., Senior Unsecured Notes:
1,045,000	3.400% due 5/15/24	1,079,219
100,000	3.803% due 8/15/42	103,556
479,000	CIMPOR Financial Operations BV, Company Guaranteed Notes, 5.750% due 7/17/24	408,170
	Colfax Corp., Company Guaranteed Notes:
100,000	6.000% due 2/15/24(b)	103,333
185,000	6.375% due 2/15/26(b)	193,325
135,000	Crown Americas LLC/Crown Americas Capital Corp. IV, Company Guaranteed Notes, 4.500% due 1/15/23	136,671
	CSX Corp., Senior Unsecured Notes:
250,000	2.600% due 11/1/26	242,282
250,000	4.500% due 8/1/54	261,763
200,000	Embraer Netherlands Finance BV, Company Guaranteed Notes, 5.400% due 2/1/27	216,980
165,000	Energizer Holdings Inc., Company Guaranteed Notes, 7.750% due 1/15/27(b)	172,012
	FedEx Corp., Company Guaranteed Notes:
400,000	3.300% due 3/15/27	402,068
530,000	4.750% due 11/15/45	536,828
250,000	4.400% due 1/15/47	241,056
200,000	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	216,000
140,000	Flex Acquisition Co., Inc., Senior Unsecured Notes, 6.875% due 1/15/25(b)	125,300
225,000	frontdoor Inc., Senior Unsecured Notes, 6.750% due 8/15/26(b)	236,250
350,000	GATX Corp., Senior Unsecured Notes, 3.850% due 3/30/27	353,720
	General Electric Co., Senior Unsecured Notes:
540,000	5.875% due 1/14/38	595,179
150,000	4.125% due 10/9/42	133,644
400,000	4.500% due 3/11/44	376,685
90,000	GFL Environmental Inc., Senior Unsecured Notes, 8.500% due 5/1/27(b)	91,847
500,000	Honeywell International Inc., Senior Unsecured Notes, 1.850% due 11/1/21	493,781
300,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(b)	286,500
	John Deere Capital Corp., Senior Unsecured Notes:
500,000	2.950% due 4/1/22	506,878
250,000	2.800% due 9/8/27	248,357
200,000	Johnson Controls International PLC, Senior Unsecured Notes, 4.500% due 2/15/47	201,973
1,200,000	JSL Europe SA, Company Guaranteed Notes, 7.750% due 7/26/24	1,188,000
160,000	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 6.500% due 11/30/25(b)	168,800
	Lockheed Martin Corp., Senior Unsecured Notes:
250,000	3.550% due 1/15/26	261,155
250,000	4.700% due 5/15/46	287,540
	Masonite International Corp., Company Guaranteed Notes:
65,000	5.625% due 3/15/23(b)	66,137
155,000	5.750% due 9/15/26(b)	156,938

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Industrial - 1.3% - (continued)
	Norfolk Southern Corp., Senior Unsecured Notes:
$250,000	2.900% due 6/15/26	$249,656
350,000	3.800% due 8/1/28	368,825
	Northrop Grumman Corp., Senior Unsecured Notes:
200,000	2.550% due 10/15/22	199,310
100,000	4.030% due 10/15/47	101,345
250,000	Owens Corning, Senior Unsecured Notes, 3.400% due 8/15/26	242,178
	Parker-Hannifin Corp., Senior Unsecured Notes:
300,000	3.250% due 3/1/27	302,269
150,000	4.100% due 3/1/47	154,213
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
40,000	3.400% due 11/15/26(b)	39,502
225,000	4.200% due 4/1/27(b)	230,711
225,000	Resideo Funding Inc., Company Guaranteed Notes, 6.125% due 11/1/26(b)	231,188
100,000	Rockwell Collins Inc., Senior Unsecured Notes, 3.200% due 3/15/24	101,247
570,000	Roper Technologies Inc., Senior Unsecured Notes, 4.200% due 9/15/28	600,873
300,000	Ryder System Inc., Senior Unsecured Notes, 2.800% due 3/1/22	301,474
135,000	Stevens Holding Co., Inc., Company Guaranteed Notes, 6.125% due 10/1/26(b)	140,400
300,000	Tech Data Corp., Senior Unsecured Notes, 3.700% due 2/15/22	303,291
200,000	Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	211,750
350,000	Tervita Escrow Corp., Secured Notes, 7.625% due 12/1/21(b)	350,875
	TransDigm Inc.:
140,000	Company Guaranteed Notes, 6.375% due 6/15/26	137,550
220,000	Senior Secured Notes, 6.250% due 3/15/26(b)	224,400
145,000	Trident Merger Sub Inc., Senior Unsecured Notes, 6.625% due 11/1/25(b)	132,675
299,000	Triumph Group Inc., Company Guaranteed Notes, 7.750% due 8/15/25	289,283
	Union Pacific Corp., Senior Unsecured Notes:
250,000	3.350% due 8/15/46	225,609
590,000	4.300% due 3/1/49	623,930
125,000	3.875% due 2/1/55	118,062
250,000	United Parcel Service Inc., Senior Unsecured Notes, 3.750% due 11/15/47	241,790
	United Technologies Corp., Senior Unsecured Notes:
500,000	2.300% due 5/4/22	497,854
250,000	3.750% due 11/1/46	238,234
200,000	Votorantim Cimentos International SA, Company Guaranteed Notes, 7.250% due 4/5/41	225,752
100,000	Vulcan Materials Co., Senior Unsecured Notes, 4.500% due 6/15/47	94,695
575,000	Waste Management Inc., Company Guaranteed Notes, 3.450% due 6/15/29	587,430
190,000	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(b)	187,150
530,000	WRKCo Inc., Company Guaranteed Notes, 3.750% due 3/15/25	544,313
	Total Industrial	24,339,469
Technology - 0.8%
	Apple Inc., Senior Unsecured Notes:
75,000	2.850% due 5/6/21	75,753
500,000	2.850% due 2/23/23	506,795
300,000	2.400% due 5/3/23	299,500
250,000	3.000% due 2/9/24	254,861
250,000	3.350% due 2/9/27	257,282
250,000	3.000% due 6/20/27	251,013
250,000	4.250% due 2/9/47	267,086
250,000	3.750% due 11/13/47	250,415
100,000	Applied Materials Inc., Senior Unsecured Notes, 4.350% due 4/1/47	107,170

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Technology - 0.8% - (continued)
	Ascend Learning LLC, Senior Unsecured Notes:
$205,000	6.875% due 8/1/25(b)	$206,025
145,000	6.875% due 8/1/25(b)	144,637
70,000	Banff Merger Sub Inc., Senior Unsecured Notes, 9.750% due 9/1/26(b)	65,450
	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
500,000	3.000% due 1/15/22	497,228
100,000	3.625% due 1/15/24	99,133
250,000	Broadcom Inc., Company Guaranteed Notes, 4.750% due 4/15/29(b)	246,436
300,000	CA Inc., Senior Unsecured Notes, 3.600% due 8/15/22	302,839
250,000	Camelot Finance SA, Company Guaranteed Notes, 7.875% due 10/15/24(b)	259,062
	CDK Global Inc., Senior Unsecured Notes:
95,000	5.875% due 6/15/26	98,325
85,000	5.250% due 5/15/29(b)	84,681
	Dell International LLC/EMC Corp., Senior Secured Notes:
100,000	5.450% due 6/15/23(b)	106,309
600,000	6.020% due 6/15/26(b)	646,094
140,000	Dun & Bradstreet corp., Senior Secured Notes, 6.875% due 8/15/26(b)	143,762
393,000	DXC Technology Co., Senior Unsecured Notes, 4.750% due 4/15/27	413,465
150,000	Fidelity National Information Services Inc., Senior Unsecured Notes, 4.750% due 5/15/48	161,799
360,000	Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 SARL/Greeneden US Holdings II LLC, Company Guaranteed Notes, 10.000% due 11/30/24(b)	392,400
	Hewlett Packard Enterprise Co., Senior Unsecured Notes:
100,000	3.600% due 10/15/20	101,180
150,000	6.200% due 10/15/35	163,903
395,000	Informatica LLC, Senior Unsecured Notes, 7.125% due 7/15/23(b)	398,745
	Intel Corp., Senior Unsecured Notes:
500,000	2.700% due 12/15/22	504,769
250,000	4.100% due 5/19/46	261,773
	International Business Machines Corp., Senior Unsecured Notes:
250,000	2.500% due 1/27/22	249,639
250,000	3.300% due 1/27/27	254,279
500,000	3.500% due 5/15/29	509,898
100,000	4.000% due 6/20/42	98,755
205,000	IQVIA Inc., Company Guaranteed Notes, 5.000% due 5/15/27(b)	207,954
125,000	KLA-Tencor Corp., Senior Unsecured Notes, 4.650% due 11/1/24	133,976
	Microsoft Corp., Senior Unsecured Notes:
250,000	2.400% due 2/6/22	250,946
250,000	2.875% due 2/6/24	255,476
250,000	3.300% due 2/6/27	260,340
250,000	3.450% due 8/8/36	255,462
750,000	4.250% due 2/6/47	849,950
	Oracle Corp., Senior Unsecured Notes:
500,000	1.900% due 9/15/21	493,705
100,000	2.950% due 11/15/24	101,355
500,000	2.650% due 7/15/26	491,561
250,000	3.850% due 7/15/36	254,887
250,000	4.000% due 7/15/46	252,231
200,000	4.000% due 11/15/47	201,830
	QUALCOMM Inc., Senior Unsecured Notes:
500,000	3.000% due 5/20/22	504,869
100,000	4.650% due 5/20/35	108,660
80,000	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(b)	51,600

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Technology - 0.8% - (continued)
$400,000	Seagate HDD Cayman, Company Guaranteed Notes, 4.250% due 3/1/22	$400,492
80,000	Solera LLC/Solera Finance Inc., Senior Unsecured Notes, 10.500% due 3/1/24(b)	86,096
230,000	Sophia LP/Sophia Finance Inc., Senior Unsecured Notes, 9.000% due 9/30/23(b)	236,900
230,000	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(b)	231,771
	Total Technology	14,310,522
Utilities - 1.6%
1,300,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	1,387,763
	AES Gener SA, Junior Subordinated Notes:
900,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	936,468
400,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)	416,208
100,000	Ameren Illinois Co., 1st Mortgage Notes, 3.700% due 12/1/47	101,386
250,000	American Water Capital Corp., Senior Unsecured Notes, 3.750% due 9/1/28	261,188
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
200,000	6.125% due 4/1/36	258,098
250,000	5.150% due 11/15/43	295,858
	Calpine Corp.:
120,000	Senior Secured Notes, 5.250% due 6/1/26(b)	117,458
120,000	Senior Unsecured Notes, 5.750% due 1/15/25	116,127
250,000	CenterPoint Energy Inc., Senior Unsecured Notes, 3.850% due 2/1/24	260,876
200,000	Colbun SA, Senior Unsecured Notes, 3.950% due 10/11/27	198,002
2,096,250	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	2,109,352
	Commonwealth Edison Co., 1st Mortgage Notes:
150,000	3.750% due 8/15/47	151,941
150,000	4.000% due 3/1/48	157,447
250,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.950% due 3/1/43	253,942
150,000	DTE Electric Co., General and Refunding Mortgage Bonds, 3.750% due 8/15/47	152,049
	Duke Energy Corp., Senior Unsecured Notes:
1,705,000	2.650% due 9/1/26	1,644,962
350,000	3.750% due 9/1/46	327,656
250,000	Duke Energy Progress LLC, 1st Mortgage Notes, 6.300% due 4/1/38	338,425
700,000	Empresa de Transmision Electrica SA, Senior Unsecured Notes, 5.125% due 5/2/49(b)	722,540
	Empresa Electrica Angamos SA:
260,850	Senior Secured Notes, 4.875% due 5/25/29	265,549
900,000	Senior Unsecured Notes, 4.560% due 4/30/25	831,419
	Energuate Trust, Company Guaranteed Notes:
200,000	5.875% due 5/3/27(b)	200,252
200,000	5.875% due 5/3/27	200,252
600,000	Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	622,480
200,000	Entergy Louisiana LLC, Collateral Trust, 4.000% due 3/15/33	217,490
100,000	Eversource Energy, Senior Unsecured Notes, 2.900% due 10/1/24	100,538
500,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 3.400% due 3/15/22	509,398
500,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	512,794
	Florida Power & Light Co., 1st Mortgage Notes:
250,000	3.125% due 12/1/25	259,304
150,000	3.950% due 3/1/48	157,474
550,000	Fortis Inc., Senior Unsecured Notes, 2.100% due 10/4/21	542,493
250,000	Georgia Power Co., Senior Unsecured Notes, 3.250% due 3/30/27	249,859
1,000,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	1,001,260
200,000	Israel Electric Corp., Ltd, Senior Secured Notes, 5.000% due 11/12/24(b)	214,700
1,000,000	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(b)	1,087,613
774,629	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	806,002

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
Utilities - 1.6% - (continued)
$500,000	MidAmerican Energy Co., 1st Mortgage Notes, 3.100% due 5/1/27	$507,455
	Minejesa Capital BV, Senior Secured Notes:
800,000	4.625% due 8/10/30	775,685
700,000	5.625% due 8/10/37	692,754
250,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 3.550% due 5/1/27	257,002
	NiSource Inc., Senior Unsecured Notes:
150,000	3.490% due 5/15/27	151,810
100,000	4.375% due 5/15/47	103,317
250,000	Northern States Power Co., 1st Mortgage Notes, 3.600% due 5/15/46	248,680
180,000	NRG Energy Inc., Senior Unsecured Notes, 5.250% due 6/15/29(b)	184,981
100,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.300% due 6/1/42	124,391
600,000	Orazul Energy Egenor S en C por A, Company Guaranteed Notes, 5.625% due 4/28/27	597,750
1,300,000	Pampa Energia SA, Senior Unsecured Notes, 7.500% due 1/24/27	1,142,388
250,000	PECO Energy Co., 1st Mortgage Notes, 4.150% due 10/1/44	264,352
	PPL Capital Funding Inc., Company Guaranteed Notes:
100,000	3.400% due 6/1/23	101,659
250,000	3.100% due 5/15/26	245,352
125,000	PSEG Power LLC, Company Guaranteed Notes, 3.000% due 6/15/21	125,730
200,000	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.050% due 5/1/48	214,039
100,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 2.650% due 11/15/22	99,786
150,000	Puget Sound Energy Inc., 1st Mortgage Notes, 4.223% due 6/15/48	163,104
100,000	San Diego Gas & Electric Co., 1st Mortgage Notes, 6.000% due 6/1/39	121,570
125,000	Sempra Energy, Senior Unsecured Notes, 4.050% due 12/1/23	130,428
	Southern California Edison Co., 1st Mortgage Notes:
125,000	4.050% due 3/15/42	121,906
250,000	4.000% due 4/1/47	241,391
150,000	Southern California Gas Co., 1st Mortgage Notes, 3.150% due 9/15/24	152,238
250,000	Southern Co., Senior Unsecured Notes, 4.400% due 7/1/46	253,863
150,000	Southern Co. Gas Capital Corp, Company Guaranteed Notes, 4.400% due 5/30/47	155,625
250,000	Southwestern Electric Power Co., Senior Unsecured Notes, 3.900% due 4/1/45	246,776
100,000	Southwestern Public Service Co., 1st Mortgage Notes, 4.500% due 8/15/41	112,256
1,149,600	Star Energy Geothermal Wayang Windu Ltd., Senior Secured Notes, 6.750% due 4/24/33	1,131,671
971,780	Stoneway Capital Corp., Senior Secured Notes, 10.000% due 3/1/27	855,167
200,000	Transelec SA, Senior Unsecured Notes, 4.625% due 7/26/23	206,768
	Virginia Electric & Power Co., Senior Unsecured Notes:
100,000	2.950% due 1/15/22	100,824
250,000	3.500% due 3/15/27	260,117
250,000	4.000% due 1/15/43	256,664
	Vistra Operations Co. LLC:
130,000	Company Guaranteed Notes, 5.500% due 9/1/26(b)	133,061
355,000	Senior Unsecured Notes, 5.625% due 2/15/27(b)	365,100
	Total Utilities	28,832,283
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $359,981,607)	364,652,653

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - 17.9%
FHLMC - 3.9%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$3,384,163	2.500% due 2/1/32	$3,387,333
19,060,580	3.000% due 3/1/32 - 1/1/46	19,278,629
35,126,742	3.500% due 6/1/33 - 2/1/48	36,297,840
7,024,690	4.000% due 5/1/46 - 6/1/49	7,342,031
4,283,861	4.500% due 9/1/46 - 3/1/49	4,514,946
222,392	5.000% due 10/1/48	234,917
	TOTAL FHLMC	71,055,696
FNMA – 11.3%
	Federal National Mortgage Association (FNMA):
1,700,000	2.490% due 9/1/48	1,678,973
21,790,170	2.500% due 1/1/32 - 2/1/47	21,510,952
375,000	2.500% due 6/1/49(i)	369,105
60,169,036	3.000% due 2/1/32 - 3/1/47	60,750,730
55,386,102	3.500% due 7/1/26 - 4/1/48	57,089,690
196,000	3.500% due 6/1/34(i)	201,386
44,970,313	4.000% due 7/1/26 - 2/1/49	46,681,372
1,745,000	4.000% due 6/1/34 - 6/1/49(i)	1,801,146
8,050,448	4.500% due 5/1/48 - 2/1/49	8,434,375
6,381,313	5.000% due 4/1/40 - 1/1/49	6,894,854
	TOTAL FNMA	205,412,583
GNMA - 2.7%
	Government National Mortgage Association II (GNMA):
437,880	2.500% due 1/20/47	435,768
10,819,425	3.000% due 6/20/46 - 7/20/46	10,997,662
16,649,804	3.500% due 5/20/43 - 12/20/47	17,120,041
300,000	3.500% due 5/20/49	308,482
9,379,989	4.000% due 9/20/45 - 9/20/48	9,759,391
1,194,561	4.000% due 3/20/49	1,236,980
448,000	4.000% due 6/1/49(i)	463,365
5,456,756	4.500% due 2/20/47 - 3/20/49	5,692,415
475,000	4.500% due 5/20/49	496,229
1,256,389	5.000% due 3/20/48 - 4/20/49	1,319,032
	TOTAL GNMA	47,829,365
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $319,945,338)	324,297,644
ASSET-BACKED SECURITIES - 7.9%
3,055,296	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(b)	3,071,298
500,000	Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.820% due 3/18/24	514,569
500,000	Assurant CLO III Ltd., Series 2018-2A, Class A, 3.822% (3-Month USD-LIBOR + 1.230%) due 10/20/31(a)(b)	498,173
4,572,954	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN6, Class A1, step bond to yield, 4.090% due 7/25/33(b)	4,598,976
1,830,206	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125% due 6/15/43(b)	1,865,135
500,000	CBAM Ltd., Series 2018-6A, Class A, 3.537% (3-Month USD-LIBOR + 0.940%) due 7/15/31(a)(b)	492,384
1,000,000	CFIP CLO Ltd., Series 2014-1A, Class AR, 3.917% (3-Month USD-LIBOR + 1.320%) due 7/13/29(a)(b)	1,000,756
	Citibank Credit Card Issuance Trust:
200,000	Series 2017-A3, Class A3, 1.920% due 4/7/22	199,206
600,000	Series 2018-A6, Class A6, 3.210% due 12/7/24	620,389

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 7.9% - (continued)
$9,308,108	CSMC Trust, Series 2018-RPL8, Class A1, 4.125% due 7/25/58(a)(b)	$9,402,152
1,000,000	CVP CLO Ltd., Series 2017-1A, Class A, 3.932% (3-Month USD-LIBOR + 1.340%) due 7/20/30(a)(b)	1,001,774
1,000,000	Elevation CLO Ltd., Series 2014-2A, Class A1R, 3.827% (3-Month USD-LIBOR + 1.230%) due 10/15/29(a)(b)	999,000
800,000	Flatiron CLO 17 Ltd., Series 2017-1A, Class B, 4.118% (3-Month USD-LIBOR + 1.600%) due 5/15/30(a)(b)	792,960
750,000	Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.160% due 3/15/23	748,551
500,000	FREED ABS Trust, Series 2019-1, Class A, 3.420% due 6/18/26(b)	500,596
3,066,147	GCAT LLC, Series 2017-2, Class A1, step bond to yield, 3.500% due 4/25/47(b)	3,063,163
1,199,000	GPMT Ltd., Series 2019-FL2, Class A, 3.740% (1-Month USD-LIBOR + 1.300%) due 2/22/36(a)(b)	1,200,486
4,506,302	Helios Issuer LLC, Series 2017-1A, Class A, 4.940% due 9/20/49(b)	4,697,961
529,000	Hunt CRE Ltd., Series 2018-FL2, Class A, 3.520% (1-Month USD-LIBOR + 1.080%) due 8/15/28(a)(b)	528,365
	Invitation Homes Trust:
2,240,000	Series 2018-SFR1, Class C, 3.682% (1-Month USD-LIBOR + 1.250%) due 3/17/37(a)(b)	2,225,716
1,425,000	Series 2018-SFR1, Class D, 3.882% (1-Month USD-LIBOR + 1.450%) due 3/17/37(a)(b)	1,416,805
982,500	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.846% due 7/30/47(b)	1,023,411
1,127,000	KREF Ltd., Series 2018-FL1, Class A, 3.532% (1-Month USD-LIBOR + 1.100%) due 6/15/36(a)(b)	1,127,000
1,000,000	LCM XV LP, Series 15A, Class DR, 6.292% (3-Month USD-LIBOR + 3.700%) due 7/20/30(a)(b)	1,001,939
1,237,000	LoanCore Issuer Ltd., Series 2019-CRE2, Class AS, 3.929% (1-Month USD-LIBOR + 1.500%) due 5/9/36(a)(b)	1,238,143
1,000,000	Madison Park Funding XI Ltd., Series 2013-11A, Class AR, 3.752% (3-Month USD-LIBOR + 1.160%) due 7/23/29(a)(b)	999,988
1,000,000	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 3.392% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	993,020
1,943,054	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 3.902% (3-Month USD-LIBOR + 1.320%) due 10/28/25(a)(b)	1,943,455
1,000,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1, 3.922% (3-Month USD-LIBOR + 1.330%) due 1/20/32(a)(b)	1,000,014
226,945	Marlette Funding Trust, Series 2018-1A, Class A, 2.610% due 3/15/28(b)	226,717
1,500,000	Midocean Credit CLO VII, Series 2017-7A, Class A1, 3.917% (3-Month USD-LIBOR + 1.320%) due 7/15/29(a)(b)	1,501,176
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 3.842% (3-Month USD-LIBOR + 1.250%) due 10/20/30(a)(b)	997,778
1,000,000	MP CLO IV Ltd., Series 2013-2A, Class ARR, 3.860% (3-Month USD-LIBOR + 1.280%) due 7/25/29(a)(b)	996,903
500,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, 3.447% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	499,018
1,487,853	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740% due 8/16/21	1,482,051
500,000	Northwoods Capital XI-B Ltd., Series 2018-11BA, Class A1, 3.692% (3-Month USD-LIBOR + 1.100%) due 4/19/31(a)(b)	496,167
1,000,000	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 3.788% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(b)	998,602
10,120,615	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, step bond to yield, 3.000% due 7/25/57(b)	10,085,663
14,586,533	Option One Mortgage Loan Trust, Series 2007-6, Class 1A1, 2.620% (1-Month USD-LIBOR + 0.190%) due 7/25/37(a)	13,274,046

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 7.9% - (continued)
$547,173	Palmer Square Loan Funding Ltd., Series 2017-1A, Class A1, 3.337% (3-Month USD-LIBOR + 0.740%) due 10/15/25(a)(b)	$546,609
	PRPM LLC:
7,501,847	Series 2017-2A, Class A1, step bond to yield, 3.470% due 9/25/22(b)	7,507,446
5,064,538	Series 2019-2A, Class A1, step bond to yield, 3.967% due 4/25/24(b)	5,125,934
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 4.238% (3-Month USD-LIBOR + 1.650%) due 7/17/31(a)(b)	986,307
1,000,000	Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3.782% (3-Month USD-LIBOR + 1.190%) due 10/20/30(a)(b)	998,300
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(b)	1,033,057
500,000	Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, 3.766% (3-Month USD-LIBOR + 1.180%) due 10/26/31(a)(b)	495,250
1,000,000	Steele Creek CLO Ltd., Series 2015-1A, Class AR, 3.782% (3-Month USD-LIBOR + 1.260%) due 5/21/29(a)(b)	998,681
1,000,000	Symphony CLO XV Ltd., Series 2014-15A, Class AR2, 4.103% (3-Month USD-LIBOR + 1.260%) due 1/17/32(a)(b)	1,002,218
1,990,000	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318% due 11/25/48(b)	2,059,849
1,217,443	Textainer Marine Containers V Ltd., Series 2017-1A, Class A, 3.720% due 5/20/42(b)	1,227,530
1,000,000	THL Credit Wind River CLO Ltd., Series 2014-2A, Class AR, 3.737% (3-Month USD-LIBOR + 1.140%) due 1/15/31(a)(b)	992,176
4,954,222	Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, step bond to yield, 3.967% due 3/25/49(b)	4,976,901
500,000	Vibrant CLO X Ltd., Series 2018-10A, Class A1, 3.792% (3-Month USD-LIBOR + 1.200%) due 10/20/31(a)(b)	498,157
9,391,932	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, step bond to yield, 4.213% due 10/26/48(b)	9,493,657
10,492,504	WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE4, Class 1A, 2.600% (1-Month USD-LIBOR + 0.170%) due 7/25/47(a)	8,300,910
14,771,341	Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE3, Class 1A, 2.585% (1-Month USD-LIBOR + 0.155%) due 8/25/36(a)	13,849,407
	Wellfleet CLO Ltd.:
1,000,000	Series 2017-2A, Class A1, 3.842% (3-Month USD-LIBOR + 1.250%) due 10/20/29(a)(b)	998,182
1,000,000	Series 2017-3A, Class A1, 3.738% (3-Month USD-LIBOR + 1.150%) due 1/17/31(a)(b)	993,550
500,000	Series 2018-2A, Class A1, 3.792% (3-Month USD-LIBOR + 1.200%) due 10/20/31(a)(b)	497,368
1,000,000	Zais CLO 5 Ltd., Series 2016-2A, Class A1, 4.127% (3-Month USD-LIBOR + 1.530%) due 10/15/28(a)(b)	998,629
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $140,068,681)	142,903,624
SENIOR LOANS(a) - 2.5%
455,000	1011778 BC Unlimited Liability Co., 4.689% (1-Month USD-LIBOR + 2.250%) due 2/16/24	448,885
24,938	8th Avenue Food & Provisions Inc., 6.217% (1-Month USD-LIBOR + 3.750%) due 10/1/25	24,899
114,707	Acadia Healthcare Co., Inc., 4.939% (1-Month USD-LIBOR + 2.500%) due 2/16/23	114,072
580,409	Access CIG LLC, 6.189% (1-Month USD-LIBOR + 3.750%) due 2/27/25	577,327
95,000	Achilles Acquisition LLC, 6.500% (1-Month USD-LIBOR + 4.000%) due 10/13/25	94,644
377,872	Acrisure LLC, 6.772% (3-Month USD-LIBOR + 4.250%) due 11/22/23	375,510
100,000	Agiliti Health Inc., 5.500% (1-Month USD-LIBOR + 3.000%) due 1/4/26	99,625
190,986	Air Medical Group Holdings Inc., 5.690% (1-Month USD-LIBOR + 3.250%) due 4/28/22	186,450
223,472	Air Methods Corp., 6.101% (3-Month USD-LIBOR + 3.500%) due 4/22/24	194,308
149,241	Albertson's LLC, 5.439% (1-Month USD-LIBOR + 3.000%) due 6/22/23	148,473
78,346	Alera Group Intermediate Holdings Inc., 6.939% (1-Month USD-LIBOR + 4.500%) due 8/1/25	78,248
193,538	Aleris International Inc., 7.189% (1-Month USD-LIBOR + 4.750%) due 2/27/23	193,597
110,000	Alliant Holdings Intermediate LLC, 5.701% (1-Month USD-LIBOR + 3.250%) due 5/9/25	108,441
174,563	Allied Universal Holdco LLC, 6.689% (1-Month USD-LIBOR + 4.250%) due 7/28/22	172,817

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(a) - 2.5% - (continued)
$274,094	Alterra Mountain Co., 5.439% (1-Month USD-LIBOR + 3.000%) due 7/31/24	$273,066
159,300	Altice France SA, 6.440% (1-Month USD-LIBOR + 4.000%) due 8/14/26	154,720
75,000	American Airlines Inc., 4.440% (1-Month USD-LIBOR + 2.000%) due 12/14/23	73,828
148,959	American Tire Distributors Inc., 9.981% (2-Month USD-LIBOR + 7.500%) due 9/2/24	140,127
183,074	Applied Systems Inc., 5.439% (1-Month USD-LIBOR + 3.000%) due 9/19/24	181,908
175,000	Aramark Intermediate HoldCo Corp., 4.189% (1-Month USD-LIBOR + 1.750%) due 3/11/25	173,906
481,217	AssuredPartners Inc., 5.939% (1-Month USD-LIBOR + 3.500%) due 10/22/24	475,351
	Asurion LLC:
180,363	5.439% (1-Month USD-LIBOR + 3.000%) due 11/3/23	179,589
115,000	8.939% (1-Month USD-LIBOR + 6.500%) due 8/4/25	116,773
375,000	athenahealth Inc., 7.045% (1/3-Month USD-LIBOR + 4.500%) due 2/11/26	374,220
195,000	Auris Luxembourg III Sarl, 6.189% (1-Month USD-LIBOR + 3.750%) due 2/27/26	195,097
140,546	Avantor Inc., 6.189% (1-Month USD-LIBOR + 3.750%) due 11/21/24	140,487
503,340	Avaya Inc., 6.690% (1-Month USD-LIBOR + 4.250%) due 12/15/24	492,332
182,109	Axalta Coating Systems Dutch Holding B BV, 4.351% (3-Month USD-LIBOR + 1.750%) due 6/1/24	178,390
49,747	Bass Pro Group LLC, 7.439% (1-Month USD-LIBOR + 5.000%) due 9/25/24	48,333
	Bausch Health Cos. Inc.:
55,500	5.467% (1-Month USD-LIBOR + 3.000%) due 6/2/25	55,284
171,000	5.217% (1-Month USD-LIBOR + 2.750%) due 11/27/25	169,742
223,163	BCP Renaissance Parent LLC, 6.083% (3-Month USD-LIBOR + 3.500%) due 10/31/24	221,768
	Berry Global Inc.:
26,700	4.451% (1-Month USD-LIBOR + 2.000%) due 10/1/22	26,479
215,000	due 5/15/26(j)	213,792
413,743	BJ's Wholesale Club Inc., 5.453% (1-Month USD-LIBOR + 3.000%) due 2/3/24	413,614
277,316	Blackhawk Network Holdings Inc., 5.439% (1-Month USD-LIBOR + 3.000%) due 6/15/25	273,988
233,508	Boxer Parent Co., Inc., 6.851% (3-Month USD-LIBOR + 4.250%) due 10/2/25	229,130
117,869	Brand Energy & Infrastructure Services Inc., 6.823% (2/3-Month USD-LIBOR + 4.250%) due 6/21/24	114,222
282,863	Brazos Delaware II LLC, 6.442% (1-Month USD-LIBOR + 4.000%) due 5/21/25	268,544
173,317	Bright Bidco BV, 6.048% (1/3-Month USD-LIBOR + 3.500%) due 6/30/24	130,854
104,014	Brookfield WEC Holdings Inc., 5.939% (1-Month USD-LIBOR + 3.500%) due 8/1/25	103,717
95,000	Calpine Corp., due 4/5/26(j)	94,472
464,237	Canyon Valor Cos. Inc., 5.351% (3-Month USD-LIBOR + 2.750%) due 6/16/23	461,336
373,975	Capri Acquisitions BidCo Ltd., 5.833% (3-Month USD-LIBOR + 3.250%) due 11/1/24	366,495
75,000	Catalent Pharma Solutions Inc., 4.682% (1-Month USD-LIBOR + 2.250%) due 5/18/26	74,844
221,562	CBS Radio Inc., 5.178% (1-Month USD-LIBOR + 2.750%) due 11/18/24	221,008
244,303	Cengage Learning Inc., 6.680% (1-Month USD-LIBOR + 4.250%) due 6/7/23	232,305
129,836	CEOC LLC, 4.439% (1-Month USD-LIBOR + 2.000%) due 10/7/24	128,343
271,664	Change Healthcare Holdings Inc., 5.189% (1-Month USD-LIBOR + 2.750%) due 3/1/24	267,201
35,000	Charter NEX US Inc., 5.939% (1-Month USD-LIBOR + 3.500%) due 5/16/24	34,877
277,900	CHG PPC Parent LLC, 5.189% (1-Month USD-LIBOR + 2.750%) due 3/31/25	274,426
218,326	Cincinnati Bell Inc., 5.689% (1-Month USD-LIBOR + 3.250%) due 10/2/24	217,826
308,677	ClubCorp Holdings Inc., 5.351% (3-Month USD-LIBOR + 2.750%) due 9/18/24	296,407
255,000	Commscope Inc., 5.689% (1-Month USD-LIBOR + 3.250%) due 2/6/26	253,725
366,572	Compass Power Generation LLC, 5.939% (1-Month USD-LIBOR + 3.500%) due 12/20/24	366,389
135,717	Covia Holdings Corp., 6.348% (3-Month USD-LIBOR + 3.750%) due 6/1/25	115,275
44,888	CPM Holdings Inc., 6.189% (1-Month USD-LIBOR + 3.750%) due 11/17/25	44,326
	CSC Holdings LLC:
234,402	4.690% (1-Month USD-LIBOR + 2.250%) due 7/17/25	229,569
54,863	4.690% (1-Month USD-LIBOR + 2.250%) due 1/15/26	53,806
170,000	5.440% (1-Month USD-LIBOR + 3.000%) due 4/15/27	169,618

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(a) - 2.5% - (continued)
$284,583	CSM Bakery Solutions Ltd., 6.590% (3-Month USD-LIBOR + 4.000%) due 7/3/20	$269,998
370,381	Cvent Inc., 6.189% (1-Month USD-LIBOR + 3.750%) due 11/29/24	365,907
271,260	CVS Holdings I LP, 5.190% (1-Month USD-LIBOR + 2.750%) due 2/6/25	266,060
	Cyxtera DC Holdings Inc.:
233,110	5.600% (3-Month USD-LIBOR + 3.000%) due 5/1/24	220,191
50,000	9.860% (3-Month USD-LIBOR + 7.250%) due 5/1/25	42,813
274,850	Deerfield Dakota Holding LLC, 5.689% (1-Month USD-LIBOR + 3.250%) due 2/13/25	266,880
455,245	Dell International LLC, 4.440% (1-Month USD-LIBOR + 2.000%) due 9/7/23	452,613
	Dentalcorp Health Services ULC:
34,497	5.540% (1/3-Month USD-LIBOR + 3.750%) due 6/6/25	34,065
187,278	6.189% (1-Month USD-LIBOR + 3.750%) due 6/6/25	184,937
100,730	Digicel International Finance Ltd., 5.780% (3-Month USD-LIBOR + 3.250%) due 5/27/24	90,279
185,000	Dun & Bradstreet Corp., 7.430% (1-Month USD-LIBOR + 5.000%) due 2/6/26	184,537
	Dynasty Acquisition Co., Inc.:
26,224	6.602% (3-Month USD-LIBOR + 4.000%) due 1/23/26	26,265
48,776	6.602% (3-Month USD-LIBOR + 4.000%) due 1/23/26	48,852
221,893	Dynatrace LLC, 5.689% (1-Month USD-LIBOR + 3.250%) due 8/22/25	221,449
85,000	E.W. Scripps Co., due 5/1/26(j)	84,735
276,703	EAB Global Inc., 6.381% (2/3-Month USD-LIBOR + 3.750%) due 11/15/24	270,823
	Edelman Financial Center LLC:
34,913	5.690% (1-Month USD-LIBOR + 3.250%) due 7/21/25	34,749
25,000	9.190% (1-Month USD-LIBOR + 6.750%) due 7/20/26	25,125
258,275	Edgewater Generation LLC, 6.189% (1-Month USD-LIBOR + 3.750%) due 12/13/25	257,823
128,700	EG Group Ltd., 6.601% (3-Month USD-LIBOR + 4.000%) due 2/7/25	126,233
448,875	Envision Healthcare Corp., 6.189% (1-Month USD-LIBOR + 3.750%) due 10/10/25	407,543
383,645	Equian Buyer Corp., 5.689% (1-Month USD-LIBOR + 3.250%) due 5/20/24	380,384
109,838	ESH Hospitality Inc., 4.439% (1-Month USD-LIBOR + 2.000%) due 8/30/23	109,379
54,650	Exgen Renewables IV LLC, 5.530% (3-Month USD-LIBOR + 3.000%) due 11/28/24	51,833
113,484	Explorer Holdings Inc., 6.351% (3-Month USD-LIBOR + 3.750%) due 5/2/23	113,201
237,824	Filtration Group Corp., 5.439% (1-Month USD-LIBOR + 3.000%) due 3/29/25	236,983
270,000	First Data Corp., 4.437% (1-Month USD-LIBOR + 2.000%) due 4/26/24	269,506
356,512	Flexera Software LLC, 5.940% (1-Month USD-LIBOR + 3.500%) due 2/26/25	355,977
261,590	Foresight Energy LLC, 8.272% (3-Month USD-LIBOR + 5.750%) due 3/28/22	227,678
174,563	Forest City Enterprises LP, 6.439% (1-Month USD-LIBOR + 4.000%) due 12/8/25	174,926
244,029	Forterra Finance LLC, 5.439% (1-Month USD-LIBOR + 3.000%) due 10/25/23	226,031
93,326	Frontdoor Inc., 5.000% (1-Month USD-LIBOR + 2.500%) due 8/16/25	93,093
309,268	Frontera Generation Holdings LLC, 6.717% (1-Month USD-LIBOR + 4.250%) due 5/2/25	306,370
318,524	Gates Global LLC, 5.189% (1-Month USD-LIBOR + 2.750%) due 4/1/24	315,976
	Gentiva Health Services Inc.:
342,439	6.250% (1-Month USD-LIBOR + 3.750%) due 7/2/25	342,439
105,000	9.500% (1-Month USD-LIBOR + 7.000%) due 7/2/26	106,444
94,875	Getty Images Inc., 7.000% (1-Month USD-LIBOR + 4.500%) due 2/19/26	94,472
225,000	Go Daddy Operating Co. LLC, 4.439% (1-Month USD-LIBOR + 2.000%) due 2/15/24	224,467
177,056	GOBP Holdings Inc., 6.351% (3-Month USD-LIBOR + 3.750%) due 10/22/25	176,658
231,825	GoodRx Inc., 5.440% (1-Month USD-LIBOR + 3.000%) due 10/10/25	230,859
280,712	Graftech International Ltd., 5.939% (1-Month USD-LIBOR + 3.500%) due 2/12/25	278,256
266,231	Gray Television Inc., 4.983% (1-Month USD-LIBOR + 2.500%) due 1/2/26	264,857
273,457	Greeneden US Holdings I LLC, 5.689% (1-Month USD-LIBOR + 3.250%) due 12/1/23	270,449
425,555	GTT Communications Inc., 5.190% (1-Month USD-LIBOR + 2.750%) due 5/31/25	392,442
282,332	Gulf Finance LLC, 7.785% (1/3-Month USD-LIBOR + 5.250%) due 8/25/23	232,452
187,306	GW Honos Security Corp., 6.115% (3-Month USD-LIBOR + 3.500%) due 5/24/24	185,627
190,704	Harbor Freight Tools USA Inc., 4.939% (1-Month USD-LIBOR + 2.500%) due 8/18/23	184,792
367,669	Hayward Industries Inc., 5.939% (1-Month USD-LIBOR + 3.500%) due 8/5/24	358,477

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(a) - 2.5% - (continued)
$175,000	HC Group Holdings II Inc., due 5/22/26(j)	$173,687
	Hyland Software Inc.:
417,889	5.689% (1-Month USD-LIBOR + 3.250%) due 7/1/24	417,367
45,596	9.439% (1-Month USD-LIBOR + 7.000%) due 7/7/25	45,710
45,000	IAA Spinco Inc., due 5/22/26(j)	45,112
90,000	iHeartCommunications Inc., due 5/1/26(j)	90,025
348,232	Informatica LLC, 5.689% (1-Month USD-LIBOR + 3.250%) due 8/5/22	347,797
141,976	ION Trading Technologies SARL, 6.651% (3-Month USD-LIBOR + 4.000%) due 11/21/24	138,198
174,557	Iqvia Inc., 4.601% (3-Month USD-LIBOR + 2.000%) due 1/17/25	173,794
276,734	IRB Holding Corp., 5.690% (1-Month USD-LIBOR + 3.250%) due 2/5/25	273,665
114,790	IRI Holdings Inc., 7.022% (1/3-Month USD-LIBOR + 4.500%) due 12/1/25	113,320
181,043	Jaguar Holding Co. I LLC, 4.939% (1-Month USD-LIBOR + 2.500%) due 8/18/22	178,836
160,000	JBS USA Lux SA, 5.025% (3-Month USD-LIBOR + 2.500%) due 5/1/26	159,566
64,908	KAR Auction Services Inc., 5.125% (3-Month USD-LIBOR + 2.500%) due 3/9/23	64,692
332,488	KBR Inc., 6.189% (1-Month USD-LIBOR + 3.750%) due 4/25/25	332,281
178,955	Kenan Advantage Group Holdings Corp., 5.439% (1-Month USD-LIBOR + 3.000%) due 7/29/22	175,466
174,125	Kindred Healthcare LLC, 7.500% (1-Month USD-LIBOR + 5.000%) due 7/2/25	171,513
155,304	Klockner Pentaplast of America Inc., 6.689% (1-Month USD-LIBOR + 4.250%) due 6/30/22	136,020
289,267	Kronos Acquisition Intermediate Inc., 6.428% (1-Month USD-LIBOR + 4.000%) due 5/15/23	273,117
181,306	Kronos Inc., 5.579% (3-Month USD-LIBOR + 3.000%) due 11/1/23	180,702
70,000	Level 3 Financing Inc., 4.689% (1-Month USD-LIBOR + 2.250%) due 2/22/24	68,827
181,159	Life Time Fitness Inc., 5.272% (1/3-Month USD-LIBOR + 2.750%) due 6/10/22	180,253
172,770	Lions Gate Capital Holdings LLC, 4.689% (1-Month USD-LIBOR + 2.250%) due 3/24/25	171,474
285,000	Lower Cadence Holdings LLC, due 5/22/26(j)	284,467
257,400	Lucid Energy Group II Borrower LLC, 5.430% (1-Month USD-LIBOR + 3.000%) due 2/17/25	249,248
152,707	McDermott International Inc., 7.439% (1-Month USD-LIBOR + 5.000%) due 5/12/25	147,999
167,289	Meredith Corp., 5.189% (1/3-Month USD-LIBOR + 1.750%) due 1/31/25	166,819
175,000	Messer Industries GmbH, 5.101% (3-Month USD-LIBOR + 2.500%) due 3/1/26	171,500
164,704	MGM Growth Properties Operating Partnership LP, 4.439% (1-Month USD-LIBOR + 2.000%) due 3/21/25	163,367
380,249	Milacron LLC, 4.939% (1-Month USD-LIBOR + 2.500%) due 9/28/23	371,218
375,000	Minotaur Acquisition Inc., 7.439% (1-Month USD-LIBOR + 5.000%) due 3/27/26	372,814
71,429	Mister Car Wash Holdings Inc., 5.949% (3-Month USD-LIBOR + 3.500%) due 5/14/26	71,235
	Misys Ltd.:
53,247	6.101% (3-Month USD-LIBOR + 3.500%) due 6/13/24	52,092
70,153	9.851% (3-Month USD-LIBOR + 7.250%) due 6/13/25	69,934
534,749	Mitchell International Inc., 5.689% (1-Month USD-LIBOR + 3.250%) due 11/29/24	509,349
	MLN US HoldCo LLC:
267,890	6.939% (1-Month USD-LIBOR + 4.500%) due 11/30/25	264,828
75,000	11.189% (1-Month USD-LIBOR + 8.750%) due 11/30/26	73,547
77,062	Monitronics International Inc., 10.101% (3-Month USD-LIBOR + 7.500%) due 9/30/22(k)	73,242
176,034	MPH Acquisition Holdings LLC, 5.351% (3-Month USD-LIBOR + 2.750%) due 6/7/23	171,964
144,638	NEP Group Inc., 5.689% (1/3-Month USD-LIBOR + 3.250%) due 10/20/25	144,321
44,888	Outcomes Group Holdings Inc., 6.022% (3-Month USD-LIBOR + 3.500%) due 10/24/25	44,251
350,000	Panther BF Aggregator 2 LP, 5.929% (1-Month USD-LIBOR + 3.500%) due 4/30/26	347,158
177,280	Parexel International Corp., 5.189% (1-Month USD-LIBOR + 2.750%) due 9/27/24	168,342
55,000	PCI Gaming Authority, due 5/29/26(j)	54,969
197,962	Peak 10 Holding Corp., 6.101% (3-Month USD-LIBOR + 3.500%) due 8/1/24	182,620
45,000	Penn National Gaming Inc., 4.689% (1-Month USD-LIBOR + 2.250%) due 10/15/25	44,744
194,095	PetSmart Inc., 6.720% (1-Month USD-LIBOR + 4.250%) due 3/11/22	186,440

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(a) - 2.5% - (continued)
$178,686	Pike Corp., 5.940% (1-Month USD-LIBOR + 3.500%) due 3/23/25	$178,964
259,920	Plantronics Inc., 4.939% (1-Month USD-LIBOR + 2.500%) due 7/2/25	258,295
602,689	Playa Resorts Holding BV, 5.190% (1-Month USD-LIBOR + 2.750%) due 4/29/24	589,695
417,475	Ply Gem Midco Inc., 6.354% (3-Month USD-LIBOR + 3.750%) due 4/12/25	411,037
182,140	PODS LLC, 5.203% (1-Month USD-LIBOR + 2.750%) due 12/6/24	179,712
230,949	PowerTeam Services LLC, 5.851% (3-Month USD-LIBOR + 3.250%) due 3/6/25	219,979
90,000	Prairie ECI Acquiror LP, 7.366% (3-Month USD-LIBOR + 4.750%) due 3/11/26	90,535
266,572	Prime Security Services Borrower LLC, 5.189% (1-Month USD-LIBOR + 2.750%) due 5/2/22	263,685
213,270	Project Alpha Intermediate Holding Inc., 6.370% (3-Month USD-LIBOR + 3.500%) due 4/26/24	210,160
115,000	Radiate Holdco LLC, 5.439% (1-Month USD-LIBOR + 3.000%) due 2/1/24	113,204
120,000	Radiology Partners Inc., 6.767% (2/3-Month USD-LIBOR + 4.750%) due 7/9/25	120,113
389,100	Refinitiv US Holdings Inc., 6.189% (1-Month USD-LIBOR + 3.750%) due 10/1/25	379,069
249,375	Regionalcare Hospital Partners Holdings Inc., 6.930% (1-Month USD-LIBOR + 4.500%) due 11/16/25	248,617
375,148	Renaissance Holding Corp., 5.731% (2-Month USD-LIBOR + 3.250%) due 5/30/25	366,865
318,145	RentPath LLC, 7.190% (1-Month USD-LIBOR + 4.750%) due 12/17/21	184,327
153,430	Reynolds Group Holdings Inc., 5.189% (1-Month USD-LIBOR + 2.750%) due 2/5/23	151,993
114,030	RPI Finance Trust, 4.439% (1-Month USD-LIBOR + 2.000%) due 3/27/23	113,905
69,825	Schenectady International Group Inc., 7.348% (3-Month USD-LIBOR + 4.750%) due 10/15/25	67,905
191,739	Scientific Games International Inc., 5.223% (1/2-Month USD-LIBOR + 2.750%) due 8/14/24	188,505
468,318	Securus Technologies Holdings Inc., 6.939% (1-Month USD-LIBOR + 4.500%) due 11/1/24	447,244
184,713	Sedgwick Claims Management Services Inc., 5.689% (1-Month USD-LIBOR + 3.250%) due 12/31/25	181,864
542,373	Select Medical Corp., 4.930% (1-Month USD-LIBOR + 2.500%) due 3/6/25	541,017
453,863	Severin Acquisition LLC, 5.815% (3-Month USD-LIBOR + 3.250%) due 8/1/25	447,055
145,000	Six Flags Theme Parks Inc., 4.590% (1-Month USD-LIBOR + 2.000%) due 4/17/26	144,774
272,296	Solenis Holdings LLC, 6.522% (1/3-Month USD-LIBOR + 4.000%) due 6/26/25	269,709
297,326	Solera LLC, 5.189% (1-Month USD-LIBOR + 2.750%) due 3/3/23	295,021
279,023	Sophia LP, 5.851% (3-Month USD-LIBOR + 3.250%) due 9/30/22	277,279
360,094	Sound Inpatient Physicians Inc., 5.189% (1-Month USD-LIBOR + 2.750%) due 6/27/25	358,971
298,508	Southern Graphics Inc., 5.711% (1/2-Month USD-LIBOR + 3.250%) due 12/31/22	247,762
139,298	SpeedCast International Ltd., 5.351% (3-Month USD-LIBOR + 2.750%) due 5/15/25	137,297
280,000	Sprint Communications Inc., 5.000% (1-Month USD-LIBOR + 2.500%) due 2/2/24	273,526
198,984	SS&C Technologies Holdings Inc., 4.689% (1-Month USD-LIBOR + 2.250%) due 4/16/25	197,656
185,000	Staples Inc., 7.601% (3-Month USD-LIBOR + 5.000%) due 4/16/26	178,525
76,570	Starfruit Finco BV, 5.717% (1-Month USD-LIBOR + 3.250%) due 10/1/25	75,884
84,987	Stars Group Holdings BV, 6.101% (3-Month USD-LIBOR + 3.500%) due 7/10/25	84,947
172,721	Syncreon Global Finance (US) Inc., 6.833% (3-Month USD-LIBOR + 4.250%) due 10/28/20	102,153
60,000	TAMKO Building Products Inc., due 5/29/26(j)	59,700
190,000	Telesat Canada, 5.110% (3-Month USD-LIBOR + 2.500%) due 11/17/23	187,625
309,213	Tempo Acquisition LLC, 5.439% (1-Month USD-LIBOR + 3.000%) due 5/1/24	307,537
96,543	Tenneco Inc., 5.189% (1-Month USD-LIBOR + 2.750%) due 10/1/25	92,102
145,889	Titan Acquisition Ltd., 5.439% (1-Month USD-LIBOR + 3.000%) due 3/28/25	139,894
181,754	TKC Holdings Inc., 6.190% (1-Month USD-LIBOR + 3.750%) due 2/1/23	180,163
	Transdigm Inc.:
304,247	4.939% (1-Month USD-LIBOR + 2.500%) due 6/9/23	298,734
164,756	4.939% (1-Month USD-LIBOR + 2.500%) due 5/30/25	161,391
148,875	Travel Leaders Group LLC, 6.441% (1-Month USD-LIBOR + 4.000%) due 1/25/24	148,440
105,000	Travelport Finance (Luxembourg) SARL, due 5/29/26(j)	100,231

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(a) - 2.5% - (continued)
$230,118	Traverse Midstream Partners LLC, 6.590% (3-Month USD-LIBOR + 4.000%) due 9/27/24	$227,127
293,521	Uber Technologies Inc., 6.453% (1-Month USD-LIBOR + 4.000%) due 4/4/25	292,726
459,766	UFC Holdings LLC, 5.690% (1-Month USD-LIBOR + 3.250%) due 4/29/26	458,484
80,000	Ultimate Software Group Inc., 6.274% (3-Month USD-LIBOR + 3.750%) due 5/4/26	80,000
108,971	Ultra Resources Inc., 6.180% (1-Month USD-LIBOR + 3.750%) due 4/12/24	90,235
256,958	US Renal Care Inc., 6.851% (3-Month USD-LIBOR + 4.250%) due 12/30/22	256,905
310,534	US Silica Co., 6.500% (1-Month USD-LIBOR + 4.000%) due 5/1/25	294,488
115,000	USIC Holdings Inc., due 12/8/23(j)	113,204
89,547	Vantage Specialty Chemicals Inc., 5.977% (1/3-Month USD-LIBOR + 3.500%) due 10/28/24	87,980
145,748	VeriFone Systems Inc., 6.520% (3-Month USD-LIBOR + 4.000%) due 8/20/25	143,713
450,858	Verscend Holding Corp., 6.939% (1-Month USD-LIBOR + 4.500%) due 8/27/25	450,407
237,777	Vertafore Inc., 5.689% (1-Month USD-LIBOR + 3.250%) due 7/2/25	228,741
170,000	VICI Properties 1 LLC, 4.436% (1-Month USD-LIBOR + 2.000%) due 12/20/24	168,536
45,000	Virgin Media Bristol LLC, due 1/15/26(j)	44,567
335,000	Vistra Operations Co. LLC, 4.434% (1-Month USD-LIBOR + 2.000%) due 12/31/25	333,704
35,000	Vizient Inc., 5.217% (1-Month USD-LIBOR + 2.750%) due 5/6/26	34,883
150,000	Wand Newco 3 Inc., 5.967% (1-Month USD-LIBOR + 3.500%) due 2/5/26	150,187
183,154	Wink Holdco Inc., 5.439% (1-Month USD-LIBOR + 3.000%) due 12/2/24	178,748
271,971	WP CPP Holdings LLC, 6.340% (1/3-Month USD-LIBOR + 3.750%) due 4/30/25	271,745
78,888	Yak Access LLC, 7.439% (1-Month USD-LIBOR + 5.000%) due 7/11/25	73,859
	TOTAL SENIOR LOANS
	(Cost - $45,713,114)	44,775,905
SOVEREIGN BONDS – 0.9%
Argentina - 0.1%
	Argentine Republic Government International Bond:
1,100,000	6.875% due 1/26/27	790,900
250,000	5.875% due 1/11/28	172,500
350,000	6.625% due 7/6/28	247,628
1,350,000	Provincia de Buenos Aires, 7.875% due 6/15/27	939,951
	Total Argentina	2,150,979
Canada - 0.1%
1,000,000	Province of Ontario Canada, 2.400% due 2/8/22	1,007,619
750,000	Province of Quebec Canada, 2.375% due 1/31/22	754,542
	Total Canada	1,762,161
Chile - 0.0%
200,000	Chile Government International Bond, 3.860% due 6/21/47	206,700

Colombia - 0.1%
	Colombia Government International Bond:
750,000	3.875% due 4/25/27	759,923
200,000	4.500% due 3/15/29	210,802
250,000	5.625% due 2/26/44	279,250
200,000	5.200% due 5/15/49	213,502
	Total Colombia	1,463,477
Dominican Republic - 0.0%
400,000	Dominican Republic International Bond, 6.400% due 6/5/49(b)	396,800

Hungary - 0.1%
500,000	Hungary Government International Bond, 6.375% due 3/29/21	532,000

India - 0.0%
200,000	Export-Import Bank of India, 4.000% due 1/14/23	204,931

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
Indonesia - 0.1%
$200,000		Indonesia Government International Bond, 5.350% due 2/11/49	$225,694
1,300,000		Perusahaan Penerbit SBSN Indonesia III, 4.150% due 3/29/27(b)	1,320,800
		Total Indonesia	1,546,494
Japan - 0.0%
		Japan Bank for International Cooperation:
250,000		2.875% due 6/1/27	256,393
250,000		2.750% due 11/16/27	253,648
		Total Japan	510,041
Mexico - 0.1%
		Mexico Government International Bond:
500,000		3.500% due 1/21/21	505,000
600,000		4.150% due 3/28/27	611,970
350,000		3.750% due 1/11/28	345,625
750,000		4.600% due 1/23/46	727,500
		Total Mexico	2,190,095
Panama - 0.0%
250,000		Panama Government International Bond, 4.500% due 5/15/47	269,875

Peru - 0.0%
100,000		Peruvian Government International Bond, 5.625% due 11/18/50	130,875

Philippines - 0.1%
		Philippine Government International Bond:
1,000,000		4.200% due 1/21/24	1,060,465
750,000		3.950% due 1/20/40	801,288
		Total Philippines	1,861,753
Poland - 0.0%
500,000		Republic of Poland Government International Bond, 4.000% due 1/22/24	527,680

South Korea - 0.0%
250,000		Export-Import Bank of Korea, 2.625% due 5/26/26	244,987

Supranational - 0.1%
		International Bank for Reconstruction & Development:
1,000,000		1.375% due 9/20/21	986,481
250,000		1.875% due 10/27/26	244,819
		Total Supranational	1,231,300

Uruguay - 0.1%
250,000		Uruguay Government International Bond, 4.125% due 11/20/45	245,000
		TOTAL SOVEREIGN BONDS
		(Cost - $16,030,434)	15,475,148
MUNICIPAL BONDS - 0.2%††
California - 0.1%
125,000	AA	Bay Area Toll Authority, Series F2, 6.263% due 4/1/49	185,002
100,000	AA+	Los Angeles Community College District, GO, Series E, 6.750% due 8/1/49	157,253
150,000	AA+	Los Angeles Department of Water & Power System Revenue, Series B, 6.603% due 7/1/50	234,945
150,000	A+	Los Angeles Unified School District, GO, Series RY, 6.758% due 7/1/34	205,292
		State of California, GO:
25,000	AA-	3.500% due 4/1/28	26,768
40,000	AA-	4.600% due 4/1/38	44,266
100,000	AA-	7.500% due 4/1/34	149,100
200,000	AA-	7.550% due 4/1/39	313,410
125,000	AA-	7.600% due 11/1/40	199,551

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
California - 0.1% - (continued)
		University of California, :
$100,000	AA	Series AJ, 4.601% due 5/15/31	$114,690
25,000	AA	Series AX, 3.063% due 7/1/25	25,920
75,000	AA	Series R, 5.770% due 5/15/43	100,124
		Total California	1,756,321
Florida - 0.0%
20,000	A	County of Miami-Dade FL Aviation Revenue, Series C, 4.280% due 10/1/41	21,161

Illinois - 0.0%
20,000	A	Chicago O'Hare International Airport, 4.472% due 1/1/49	23,324
		State of Illinois, GO:
250,000	BBB-	5.100% due 6/1/33	257,942
100,000	BBB-	6.725% due 4/1/35	113,975
		Total Illinois	395,241
Massachusetts - 0.0%
100,000	AA	Commonwealth of Massachusetts, GO, Series E, 5.456% due 12/1/39	127,573

Nevada - 0.0%
100,000	AA-	County of Clark Department of Aviation, Series C, 6.820% due 7/1/45	155,861

New Jersey - 0.0%
100,000	A+	New Jersey Turnpike Authority, Series F, 7.414% due 1/1/40	153,772

New York - 0.1%
150,000	AA	Metropolitan Transportation Authority, Series C, 7.336% due 11/15/39	230,772
125,000	AA+	New York City Water & Sewer System, Series AA, 5.440% due 6/15/43	166,041
200,000	AA-	Port Authority of New York & New Jersey, 4.458% due 10/1/62	236,162
		Total New York	632,975
Ohio - 0.0%
100,000	A	American Municipal Power Inc., 8.084% due 2/15/50	173,061

Texas - 0.0%
75,000	AAA	State of Texas, GO, Series A, 5.517% due 4/1/39	98,151

Wisconsin - 0.0%
10,000	AA-	State of Wisconsin, Series C, 3.154% due 5/1/27	10,362

		TOTAL MUNICIPAL BONDS
		(Cost - $3,163,772)	3,524,478
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $1,673,525,885)	1,693,361,250
SHORT-TERM INVESTMENTS - 6.6%
TIME DEPOSITS - 2.5%
24,758,705		ANZ National Bank - London, 1.740% due 6/3/19	24,758,705
20,077,569		JPMorgan Chase & Co. - New York, 1.740% due 6/3/19	20,077,569
		TOTAL TIME DEPOSITS
		(Cost - $44,836,274)	44,836,274

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 4.1%
	U.S. Treasury Bills:
$6,600,000	2.540% due 8/15/19(l)	$6,569,469
18,000,000	2.420% due 10/17/19(l)	17,843,515
24,800,000	2.506% due 1/2/20(l)	24,470,401
25,200,000	2.509% due 2/27/20(l)	24,779,620
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $73,583,207)	73,663,005
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $118,419,481)	118,499,279
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.0%
MONEY MARKET FUND - 0.0%
459,294	Federated Government Obligations Fund, Premier Class, 2.300%(m)
	(Cost - $459,294)	459,294
	TOTAL INVESTMENTS - 100.1%
	(Cost - $1,792,404,660#)	1,812,319,823
	Liabilities in Excess of Other Assets – (0.1)%	(2,077,956)
	TOTAL NET ASSETS - 100.0%	$1,810,241,867

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2019.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019, amounts to approximately $244,446,050 and represents 13.50% of net assets.
(c)	Interest only security.
(d)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2019, amounts to approximately $14,925,083 and represents 0.82% of net assets.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(h)	All or a portion of this security is on loan.
(i)	This security is traded on a TBA basis.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Security is currently in default.
(l)	Rate shown represents yield-to-maturity.
(m)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Core Fixed Income Fund (continued)

See pages 166-168 for definition of ratings.

Summary of Investments by Security Type^
Collateralized Mortgage Obligations	23.3%
U.S. Government Agencies & Obligations	20.7
Corporate Bonds & Notes	20.1
Mortgage-Backed Securities	17.9
Asset-Backed Securities	7.9
Senior Loans	2.5
Sovereign Bonds	0.9
Municipal Bonds	0.2
Short-Term Investments	6.5
Money Market Fund	0.0 *
100.0%

^ As a percentage of total investments.

* Position represent less then 0.05%.

Schedule of Forward Sale Commitment

Face Amounts	Security	Value
	Federal National Mortgage Association (FNMA), 4.500% due 6/1/49(a)
$2,000,000	(Proceeds — $2,080,156)	$2,089,375

(a) This security is traded on a TBA basis.

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 48.7%
Basic Materials - 4.2%
$400,000		Braskem Netherlands Finance BV, Company Guaranteed Notes, 3.500% due 1/10/23	$391,404
100,000		Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	103,100
65,000		DowDuPont Inc., Senior Unsecured Notes, 3.766% due 11/15/20	66,174
450,000		Freeport-McMoRan Inc., Company Guaranteed Notes, 4.550% due 11/14/24	434,250
400,000		Fresnillo PLC, Senior Unsecured Notes, 5.500% due 11/13/23	426,504
5,034,000		INVISTA Finance LLC, Senior Secured Notes, 4.250% due 10/15/19(a)	5,045,668
621,000		Largo Resources Ltd., Senior Secured Notes, 9.250% due 6/1/21(a)	648,169
7,900,000		Momentive Performance Materials Inc., Senior Secured Notes, 3.880% due 10/24/21	8,903,300
200,000		Nexa Resources Peru SAA, Senior Unsecured Notes, 4.625% due 3/28/23	204,852
95,000		Sherwin-Williams Co., Senior Unsecured Notes, 2.250% due 5/15/20	94,581
200,000		UPL Corp., Ltd., Senior Unsecured Notes, 3.250% due 10/13/21	199,392
200,000		Vedanta Resources Ltd., Senior Unsecured Notes, 7.125% due 5/31/23	189,300
		Total Basic Materials	16,706,694
Communications - 12.9%
190,000		AT&T Inc., Senior Unsecured Notes, 2.800% due 2/17/21	190,412
400,000		Bharti Airtel International Netherlands BV, Company Guaranteed Notes, 5.125% due 3/11/23	417,000
200,000		C&W Senior Financing DAC, Senior Unsecured Notes, 7.500% due 10/15/26	205,000
4,897,000		Cable One Inc., Company Guaranteed Notes, 5.750% due 6/15/22(a)	4,968,007
4,666,000		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.250% due 3/15/21	4,677,665
735,000		CenturyLink Inc., Senior Unsecured Notes, 6.150% due 9/15/19	736,837
3,712,000		Cogent Communications Group Inc., Company Guaranteed Notes, 5.625% due 4/15/21(a)	3,730,560
185,000		Comcast Corp., Company Guaranteed Notes, 3.450% due 10/1/21	188,938
200,000		Comunicaciones Celulares SA Via Comcel Trust, Senior Unsecured Notes, 6.875% due 2/6/24	206,000
1,121,000		DISH DBS Corp., Company Guaranteed Notes, 7.875% due 9/1/19	1,133,073
195,000		eBay Inc., Senior Unsecured Notes, 2.750% due 1/30/23	194,561
200,000		Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 4/11/22	203,502
1,027,000		HC2 Holdings Inc., Senior Secured Notes, 11.500% due 12/1/21(a)	893,490
7,922,000		Hughes Satellite Systems Corp., Senior Secured Notes, 6.500% due 6/15/19	7,907,344
3,079,000		Inmarsat Finance PLC, Company Guaranteed Notes, 4.875% due 5/15/22(a)	3,096,550
3,580,000		Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(a)	3,638,175
6,605,000		Level 3 Financing Inc., Company Guaranteed Notes, 6.125% due 1/15/21	6,638,025
1,400,000		Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Unsecured Notes, 5.500% due 4/15/21	1,393,000
200,000		Millicom International Cellular SA, Senior Unsecured Notes, 6.000% due 3/15/25	207,750
185,000		Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.625% due 5/1/22	189,810
1,065,000		Sinclair Television Group Inc., Company Guaranteed Notes, 5.375% due 4/1/21	1,065,000
1,850,000		TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	1,850,167
7,263,000		Twitter Inc., Senior Unsecured Notes, 0.250% due 9/15/19	7,184,330
200,000		Verizon Communications Inc., Senior Unsecured Notes, 3.618% (3-Month USD-LIBOR + 1.100%) due 5/15/25(b)	201,295
361,000		VTR Finance BV, Senior Secured Notes, 6.875% due 1/15/24	370,025
		Total Communications	51,486,516
Consumer Cyclical - 5.9%
285,000		Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	288,375
175,000		Daimler Finance North America LLC, Company Guaranteed Notes, 2.300% due 2/12/21(a)	173,653
190,000		Delta Air Lines Inc., Senior Unsecured Notes, 3.400% due 4/19/21	191,870
200,000		El Puerto de Liverpool SAB de CV, Company Guaranteed Notes, 3.950% due 10/2/24	199,402
1,382,000		EMI Music Publishing Group North America Holdings Inc., Company Guaranteed Notes, 7.625% due 6/15/24(a)	1,460,083
1,700,000	EUR	European Lingerie Group AB, Senior Secured Notes, 7.750% (3-Month EURIBOR + 7.750%) due 2/22/21(b)	1,757,123
190,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 3.200% due 7/6/21	189,929

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
Consumer Cyclical - 5.9% - (continued)
$200,000	Latam Finance Ltd., Company Guaranteed Notes, 6.875% due 4/11/24	$203,502
	Lennar Corp., Company Guaranteed Notes:
6,276,000	4.500% due 6/15/19	6,276,000
1,104,000	4.500% due 11/15/19	1,108,140
6,076,000	Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(a)	6,086,633
1,841,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes, 6.125% due 8/15/21(a)	1,857,109
300,000	SACI Falabella, Senior Unsecured Notes, 3.750% due 4/30/23	301,210
3,556,000	Virgin Australia Holdings Ltd., Company Guaranteed Notes, 8.500% due 11/15/19(a)	3,609,340
	Total Consumer Cyclical	23,702,369
Consumer Non-cyclical - 7.0%
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.950% due 1/19/22	202,821
100,000	Altria Group Inc., Company Guaranteed Notes, 3.490% due 2/14/22	101,813
190,000	Anthem Inc., Senior Unsecured Notes, 2.500% due 11/21/20	189,900
285,000	AstraZeneca PLC, Senior Unsecured Notes, 2.375% due 11/16/20	284,466
240,000	BAT Capital Corp., Company Guaranteed Notes, 2.297% due 8/14/20	238,847
205,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 2.600% due 5/16/22(a)	206,450
	Cardinal Health Inc., Senior Unsecured Notes:
140,000	1.948% due 6/14/19	139,962
150,000	2.616% due 6/15/22	148,709
180,000	Cigna Corp., Company Guaranteed Notes, 3.400% due 9/17/21(a)	182,528
195,000	CVS Health Corp., Senior Unsecured Notes, 2.800% due 7/20/20	195,252
314,854	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	322,571
200,000	Grupo Bimbo SAB de CV, Subordinated Notes, 5.950% (5-Year CMT Index + 3.280%) (b)(c)	207,088
200,000	JBS Investments GmbH, Company Guaranteed Notes, 6.250% due 2/5/23	202,500
4,502,000	JBS USA LUX SA/JBS USA Finance, Inc., Company Guaranteed Notes, 7.250% due 6/1/21(a)	4,502,000
5,528,000	Macquarie Infrastructure Corp., Senior Unsecured Notes, 2.875% due 7/15/19	5,506,275
200,000	MARB BondCo PLC, Company Guaranteed Notes, 7.000% due 3/15/24	204,750
185,000	Mondelez International Inc., Senior Unsecured Notes, 3.000% due 5/7/20	185,538
6,491,000	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 4.500% due 10/1/20	6,476,071
45,000	Reynolds American Inc., Company Guaranteed Notes, 3.250% due 6/12/20	45,220
2,396,000	Spectrum Brands Inc., Company Guaranteed Notes, 6.625% due 11/15/22	2,443,920
5,886,000	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 1.700% due 7/19/19	5,869,225
260,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 3.600% due 8/15/21	264,692
	Total Consumer Non-cyclical	28,120,598
Diversified - 0.0%
200,000	CK Hutchison Capital Securities 17 Ltd., Company Guaranteed Notes, 4.000% (5-Year CMT Index + 2.070%) (b)(c)	197,507
Energy – 0.9%
200,000	Bharat Petroleum Corp., Ltd., Senior Unsecured Notes, 4.625% due 10/25/22	209,412
200,000	CNOOC Finance Ltd., Company Guaranteed Notes, 3.000% due 5/9/23	200,100
160,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(a)	161,364
300,000	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	326,670
	Indian Oil Corp., Ltd., Senior Unsecured Notes:
200,000	5.625% due 8/2/21	211,015
200,000	5.750% due 8/1/23	217,348
400,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	401,504
400,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	396,486
150,000	Petrobras Global Finance BV, Company Guaranteed Notes, 5.299% due 1/27/25	155,700

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
Energy - 0.9% - (continued)
$200,000	PTTEP Treasury Center Co., Ltd., Company Guaranteed Notes, 4.600% (5-Year CMT Index + 2.724%) (b)(c)	$199,764
250,000	Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	264,621
140,000	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.750% due 5/1/24(a)	144,149
400,000	Sinopec Group Overseas Development Ltd., Company Guaranteed Notes, 3.750% due 9/12/23(a)	411,852
200,000	YPF SA, Senior Unsecured Notes, 8.500% due 3/23/21	196,000
	Total Energy	3,495,985
Financial - 4.4%
95,000	Air Lease Corp., Senior Unsecured Notes, 2.500% due 3/1/21	94,670
190,000	American Express Co., Senior Unsecured Notes, 3.700% due 11/5/21	194,594
200,000	Banco BTG Pactual SA, Subordinated Notes, 5.750% due 9/28/22	202,252
100,000	Banco de Credito del Peru, Senior Unsecured Notes, 4.250% due 4/1/23	103,076
150,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	154,089
200,000	Banco do Brasil SA, Senior Unsecured Notes, 4.750% due 3/20/24(a)	204,000
400,000	Banco Internacional del Peru SAA Interbank, Senior Unsecured Notes, 3.375% due 1/18/23	396,200
400,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%) (b)(c)	408,404
300,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% due 8/11/26(b)	295,980
400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(a)(b)	421,572
200,000	Bancolombia SA, Subordinated Notes, 4.875% (5-Year CMT Index + 2.929%) due 10/18/27(b)	201,810
400,000	Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22	398,000
200,000	Bank of America Corp., Senior Unsecured Notes, 3.389% (3-Month USD-LIBOR + 0.790%) due 3/5/24(b)	200,033
190,000	Bank of Montreal, Senior Unsecured Notes, 2.900% due 3/26/22	191,922
300,000	BBVA Banco Continental SA, Senior Unsecured Notes, 5.000% due 8/26/22	315,303
400,000	BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	396,200
295,000	Capital One Financial Corp., Senior Unsecured Notes, 2.400% due 10/30/20	294,389
290,000	Citigroup Inc., Senior Unsecured Notes, 3.543% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	291,128
200,000	Credito Real SAB de CV SOFOM ER, Senior Unsecured Notes, 7.250% due 7/20/23	208,100
400,000	DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%) (b)(c)	395,000
400,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	406,000
300,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	305,700
7,599,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.000% due 8/1/20	7,599,000
100,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	101,250
200,000	Itau Unibanco Holding SA, Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.981%) (b)(c)	196,600
185,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.207% (3-Month USD-LIBOR + 0.695%) due 4/1/23(b)	187,129
200,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(b)	201,946
150,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 3.801% (3-Month USD-LIBOR + 1.200%) due 12/29/21(b)	150,460
155,000	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes, 3.218% due 3/7/22	157,618
290,000	Morgan Stanley, Senior Unsecured Notes, 3.522% (3-Month USD-LIBOR + 0.930%) due 7/22/22(b)	291,621
400,000	Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	403,000
200,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.250% due 6/19/24	209,155

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
Financial - 4.4% - (continued)
		Prudential Financial Inc., Senior Unsecured Notes:
$75,000		7.375% due 6/15/19	$75,102
180,000		4.500% due 11/15/20	185,143
200,000		Security Bank Corp., Senior Unsecured Notes, 4.500% due 9/25/23	210,074
341,665		SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22	318,944
300,000		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 2.058% due 7/14/21	297,089
195,000		Toronto-Dominion Bank, Senior Unsecured Notes, 3.250% due 6/11/21	198,287
200,000		Unifin Financiera SAB de CV SOFOM ENR, Company Guaranteed Notes, 7.250% due 9/27/23	201,852
200,000		Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	200,309
400,000		United Overseas Bank Ltd., Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794%) (b)(c)	389,988
		Total Financial	17,652,989
Industrial - 8.3%
5,951,000		Arconic Inc., Company Guaranteed Notes, 1.625% due 10/15/19	5,921,245
185,000		Avolon Holdings Funding Ltd., Company Guaranteed Notes, 3.625% due 5/1/22(a)	185,183
1,250,000		Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/22(a)	1,207,875
2,006,000		Briggs & Stratton Corp., Company Guaranteed Notes, 6.875% due 12/15/20	2,068,687
250,000		Cemex SAB de CV, Senior Secured Notes, 7.750% due 4/16/26	268,300
6,581,000		Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 6/1/21	6,589,226
1,675,000		Dynagas LNG Partners LP/Dynagas Finance Inc., Senior Unsecured Notes, 6.250% due 10/30/19	1,583,964
110,000		FedEx Corp., Company Guaranteed Notes, 3.400% due 1/14/22	112,350
145,000		General Electric Co., Senior Unsecured Notes, 2.700% due 10/9/22	143,453
600,000		Golar LNG Partners LP, Senior Unsecured Notes, 6.923% (3-Month USD-LIBOR + 4.400%) due 5/22/20(b)	600,000
1,300,000		MPC Container Ships Invest BV, Senior Secured Notes, 7.357% (3-Month USD-LIBOR + 4.750%) due 9/22/22(b)	1,303,201
190,000		Northrop Grumman Corp., Senior Unsecured Notes, 2.080% due 10/15/20	188,679
265,000		Packaging Corp. of America, Senior Unsecured Notes, 2.450% due 12/15/20	264,170
2,425,677		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	2,429,436
4,908,000		Sanmina Corp., Senior Secured Notes, 4.375% due 6/1/19(a)	4,908,000
1,178,000		Ship Finance International Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	1,163,325
300,000		Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	291,000
200,000		Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	211,750
185,000		Union Pacific Corp., Senior Unsecured Notes, 3.200% due 6/8/21	187,689
190,000		Waste Management Inc., Company Guaranteed Notes, 2.950% due 6/15/24	192,482
3,010,000		Welbilt Inc., Company Guaranteed Notes, 9.500% due 2/15/24	3,235,750
		Total Industrial	33,055,765
Technology - 4.3%
190,000		Analog Devices Inc., Senior Unsecured Notes, 2.950% due 1/12/21	190,869
866,000		CDK Global Inc., Senior Unsecured Notes, 3.800% due 10/15/19	866,000
6,521,000		Dell Inc., Senior Unsecured Notes, 5.875% due 6/15/19	6,527,977
3,326,000		Dell International LLC/EMC Corp., Company Guaranteed Notes, 5.875% due 6/15/21(a)	3,374,516
4,968,000		Electronics For Imaging Inc., Senior Unsecured Notes, 0.750% due 9/1/19	4,919,390
9,000,000	SEK	Gaming Innovation Group Inc., Senior Secured Notes, 7.000% due 3/6/20	948,727
190,000		Microchip Technology Inc., Senior Secured Notes, 3.922% due 6/1/21(a)	192,411
		Total Technology	17,019,890
Utilities - 0.8%
200,000		AES Gener SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	208,104
200,000		Colbun SA, Senior Unsecured Notes, 4.500% due 7/10/24	206,431

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
Utilities - 0.8% - (continued)
	Consolidated Edison Inc., Senior Unsecured Notes:
$95,000	2.000% due 3/15/20	$94,559
205,000	2.000% due 5/15/21	203,345
250,000	Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	257,616
200,000	Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	226,500
205,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 2.900% due 4/1/22	206,643
1,550,000	Pacific Gas & Electric Co., Senior Unsecured Notes, 3.500% due 10/1/20(d)	1,445,375
100,000	Pampa Energia SA, Senior Unsecured Notes, 7.375% due 7/21/23	92,251
180,000	PSEG Power LLC, Company Guaranteed Notes, 3.850% due 6/1/23	185,887
	Total Utilities	3,126,711
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $194,457,067)	194,565,024
SENIOR LOANS(b) - 13.6%
6,011,339	Berry Global Inc., 4.201% (1-Month USD-LIBOR + 1.750%) due 2/8/20	5,994,628
1,961,626	Crestwood Holdings LLC, 9.960% (1-Month USD-LIBOR + 7.500%) due 3/6/23	1,932,202
4,170,143	First Data Corp., 4.437% (1-Month USD-LIBOR + 2.000%) due 7/8/22	4,162,720
1,756,600	Hexion Inc., 5.600% (3-Month USD-LIBOR + 2.750%) due 10/1/20	1,751,471
3,784,000	Infor (US) Inc., 5.189% (1-Month USD-LIBOR + 2.750%) due 2/1/22	3,767,766
1,607,651	Internap Corp., 9.440% (1-Month USD-LIBOR + 7.000%) due 4/6/22	1,511,192
3,287,000	Kinetic Concepts Inc., due 2/2/24(e)	3,286,671
3,643,208	LSC Communications Inc., due 9/30/22(e)	3,624,992
828,626	Monitronics International Inc., 10.101% (3-Month USD-LIBOR + 7.500%) due 9/30/22	787,543
3,000,000	Ranpak Corp., due 10/1/21(e)	2,998,140
779,705	Town Sports International LLC, 5.939% (1-Month USD-LIBOR + 3.500%) due 11/15/20	763,464
3,241,000	Tribune Media Co., 5.439% (1-Month USD-LIBOR + 3.000%) due 1/26/24	3,236,138
6,184,184	Uniti Group Inc., 7.439% (1-Month USD-LIBOR + 5.000%) due 10/24/22	6,015,232
1,557,000	Weatherford International Ltd., due 7/13/20(e)	1,547,269
	Windstream Services LLC:
6,487,250	4.940% (1-Month USD-LIBOR + 2.500%) due 2/26/21	6,487,249
2,111,000	due 3/29/21(e)	2,149,927
1,510,000	Worldpay LLC, 3.896% (1-Month USD-LIBOR + 1.500%) due 1/16/23	1,507,841
2,683,000	Zayo Group LLC, due 1/19/21(e)	2,681,551
	TOTAL SENIOR LOANS
	(Cost - $54,407,407)	54,205,996
ASSET-BACKED SECURITIES - 11.5%
360,818	AccessLex Institute, Series 2004-2, Class A3, 2.770% (3-Month USD-LIBOR + 0.190%) due 10/25/24(b)	354,473
500,000	AIMCO CLO, Series 2015-AA, Class AR, 3.447% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	496,484
1,400,000	Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.950% due 10/25/58(a)(b)(f)(g)	1,403,478
182,195	Apidos CLO XVI, Series 2013-16A, Class A1R, 3.572% (3-Month USD-LIBOR + 0.980%) due 1/19/25(a)(b)	182,330
1,000,000	Assurant CLO IV Ltd., Series 2019-1A, Class A, 3.915% (3-Month USD-LIBOR + 1.350%) due 4/20/30(a)(b)	1,000,351
500,000	Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 3.355% (3-Month USD-LIBOR + 0.830%) due 11/17/27(a)(b)	498,500
500,000	Avery Point VII CLO Ltd., Series 2015-7A, Class A1, 4.097% (3-Month USD-LIBOR + 1.500%) due 1/15/28(a)(b)	500,087

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 11.5% - (continued)
$508,106	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN6, Class A1, step bond to yield, 4.090% due 7/25/33(a)	$510,997
529,976	Bayview Opportunity Master Fund IVb Trust, Series 2018-SBR2, Class A1, step bond to yield, 3.844% due 4/28/33(a)	533,524
165,170	Bayview Opportunity Master Fund Trust IIb, Series 2018-RN5, Class A1, step bond to yield, 3.820% due 4/28/33(a)	165,638
352,000	BSPRT Issuer Ltd., Series 2019-FL5, Class A, 3.628% (1-Month USD-LIBOR + 1.150%) due 5/9/29(a)(b)	351,788
500,000	Catamaran CLO Ltd., Series 2018-1A, Class A1, 3.830% (3-Month USD-LIBOR + 1.250%) due 10/25/31(a)(b)	500,434
1,000,000	Cathedral Lake V Ltd., Series 2018-5A, Class A1, 3.792% (3-Month USD-LIBOR + 1.200%) due 10/21/30(a)(b)	995,585
465,405	Credit Suisse Commercial Mortgage Capital Trust, Series 2018-RPL8, Class A1, 4.125% due 7/25/58(a)(b)	470,108
436,866	DRB Prime Student Loan Trust, Series 2016-R, Class A1, 4.330% (1-Month USD-LIBOR + 1.900%) due 10/25/44(a)(b)	438,177
241,836	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650% due 1/25/41(a)	240,775
500,000	FREED ABS Trust, Series 2019-1, Class A, 3.420% due 6/18/26(a)	500,596
191,634	GCAT LLC, Series 2017-2, Class A1, step bond to yield, 3.500% due 4/25/47(a)	191,448
	GLS Auto Receivables Issuer Trust:
436,386	Series 2019-1A, Class A, 3.370% due 1/17/23(a)	439,561
500,000	Series 2019-2A, Class A, 3.060% due 4/17/23(a)	502,238
507,070	GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.350% due 8/15/22(a)	508,951
345,000	GPMT Ltd., Series 2019-FL2, Class A, 3.740% (1-Month USD-LIBOR + 1.300%) due 2/22/36(a)(b)	345,428
1,000,000	Greywolf CLO V Ltd., Series 2015-1A, Class A1R, 3.740% (3-Month USD-LIBOR + 1.160%) due 1/27/31(a)(b)	998,179
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 3.772% (3-Month USD-LIBOR + 1.180%) due 10/20/31(a)(b)	997,008
500,000	Hayfin Kingsland VIII Ltd., Series 2018-8A, Class A, 3.712% (3-Month USD-LIBOR + 1.120%) due 4/20/31(a)(b)	496,303
228,000	Hunt CRE Ltd., Series 2018-FL2, Class A, 3.520% (1-Month USD-LIBOR + 1.080%) due 8/15/28(a)(b)	227,726
	Invitation Homes Trust:
191,152	Series 2017-SFR2, Class A, 3.282% (1-Month USD-LIBOR + 0.850%) due 12/17/36(a)(b)	189,869
193,170	Series 2018-SFR1, Class A, 3.132% (1-Month USD-LIBOR + 0.700%) due 3/17/37(a)(b)	190,367
462,441	Jamestown CLO IV Ltd., Series 2014-4A, Class A1AR, 3.287% (3-Month USD-LIBOR + 0.690%) due 7/15/26(a)(b)	460,707
	Jamestown CLO IX Ltd.:
500,000	Series 2016-9A, Class A1A, 4.162% (3-Month USD-LIBOR + 1.570%) due 10/20/28(a)(b)	499,851
500,000	Series 2016-9A, Class A1B, 4.092% (3-Month USD-LIBOR + 1.500%) due 10/20/28(a)(b)	500,200
500,000	Kabbage Funding LLC, Series 2019-1, Class A, 3.825% due 3/15/24(a)	505,183
321,000	KREF Ltd., Series 2018-FL1, Class A, 3.532% (1-Month USD-LIBOR + 1.100%) due 6/15/36(a)(b)	321,000
749,578	Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.000% due 2/25/58(a)(b)	749,232
971,527	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 3.902% (3-Month USD-LIBOR + 1.320%) due 10/28/25(a)(b)	971,728
	Marlette Funding Trust:
79,673	Series 2017-3A, Class A, 2.360% due 12/15/24(a)	79,613
258,720	Series 2018-3A, Class A, 3.200% due 9/15/28(a)	259,037
563,126	Series 2018-4A, Class A, 3.710% due 12/15/28(a)	567,949

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 11.5% - (continued)
$500,000	Series 2019-2A, Class A, 3.130% due 7/16/29(a)	$502,091
1,000,000	MP CLO VII Ltd., Series 2015-1A, Class ARR, 3.681% (3-Month USD-LIBOR + 1.080%) due 10/18/28(a)(b)	993,798
341,000	NLY Commercial Mortgage Trust, Series 2019-FL2, Class AS, 4.040% (1-Month USD-LIBOR + 1.600%) due 2/15/36(a)(b)	341,423
297,893	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.193% due 1/25/23(a)	298,611
1,000,000	Ocean Trails CLO V, Series 2014-5A, Class ARR, 3.877% (3-Month USD-LIBOR + 1.280%) due 10/13/31(a)(b)	998,463
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 3.666% (3-Month USD-LIBOR + 1.080%) due 4/26/31(a)(b)	247,822
3,000,000	Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1A, 3.872% (3-Month USD-LIBOR + 1.280%) due 10/20/31(a)(b)	3,001,310
	Prosper Marketplace Issuance Trust:
41,385	Series 2018-1A, Class A, 3.110% due 6/17/24(a)	41,393
620,388	Series 2019-1A, Class A, 3.540% due 4/15/25(a)(g)	622,309
500,000	Series 2019-2A, Class A, 3.200% due 9/15/25(a)	499,988
1,000,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 3.807% (3-Month USD-LIBOR + 1.210%) due 10/15/30(a)(b)	999,372
1,000,000	Regatta Funding LP, Series 2013-2A, Class A1R2, 3.745% (3-Month USD-LIBOR + 1.250%) due 1/15/29(a)(b)	999,963
500,000	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3.620% (3-Month USD-LIBOR + 1.100%) due 5/20/31(a)(b)	495,007
	Sofi Consumer Loan Program LLC:
743,437	Series 2016-5, Class A, 3.060% due 9/25/28(a)	746,792
351,562	Series 2017-3, Class A, 2.770% due 5/25/26(a)	352,202
78,990	Series 2017-5, Class A1, 2.140% due 9/25/26(a)	78,897
	Sofi Consumer Loan Program Trust:
82,604	Series 2018-2, Class A1, 2.930% due 4/26/27(a)	82,640
246,162	Series 2018-3, Class A1, 3.200% due 8/25/27(a)	246,750
421,380	Series 2019-1, Class A, 3.240% due 2/25/28(a)	424,705
	Sofi Professional Loan Program LLC:
513,572	Series 2015-C, Class A2, 2.510% due 8/25/33(a)	510,549
91,806	Series 2017-C, Class A2A, 1.750% due 7/25/40(a)	91,401
454,151	Series 2019-A, Class A1FX, 3.180% due 6/15/48(a)	458,158
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 3.842% (3-Month USD-LIBOR + 1.250%) due 10/20/31(a)(b)	997,387
500,000	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 3.712% (3-Month USD-LIBOR + 1.120%) due 1/21/31(a)(b)	496,865
483,077	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050% due 4/25/29(a)	484,761
	Steele Creek CLO Ltd.,
1,000,000	Series 2015-1A, Class AR, 3.782% (3-Month USD-LIBOR + 1.260%) due 5/21/29(a)(b)	998,681
1,000,000	Series 2018-2A, Class A, 3.720% (3-Month USD-LIBOR + 1.200%) due 8/18/31(a)(b)	994,824
550,000	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330% due 5/20/39(a)	552,361
440,194	Tesla Auto Lease Trust, Series 2018-B, Class A, 3.710% due 8/20/21(a)	446,247
1,000,000	Trimaran CAVU LLC, Series 2019-1A, Class A1, 0.000% (3-Month USD-LIBOR + 1.460%) due 7/20/32(a)(b)(g)	1,000,000
420,219	Triton Container Finance IV LLC, Series 2017-2A, Class A, 3.620% due 8/20/42(a)	422,423
621,571	Upgrade Receivables Trust, Series 2018-1A, Class A, 3.760% due 11/15/24(a)	623,933
797,315	VOLT LXIV LLC, Series 2017-NP11, Class A1, step bond to yield, 3.375% due 10/25/47(a)	797,371
604,319	VOLT LXX LLC, Series 2018-NPL6, Class A1A, step bond to yield, 4.115% due 9/25/48(a)	607,888

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 11.5% - (continued)
$1,282,199	VOLT LXXI LLC, Series 2018-NPL7, Class A1A, step bond to yield, 3.967% due 9/25/48(a)	$1,287,384
1,755,501	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, step bond to yield, 4.213% due 10/26/48(a)	1,774,515
458,849	VOLT LXXIII LLC, Series 2018-NPL9, Class A1A, step bond to yield, 4.458% due 10/25/48(a)	461,876
459,048	VOLT LXXV LLC, Series 2019-NPL1, Class A1A, step bond to yield, 4.336% due 1/25/49(a)(g)	463,479
5,007	Wachovia Student Loan Trust, Series 2006-1, Class A5, 2.700% (3-Month USD-LIBOR + 0.120%) due 7/26/27(a)(b)	5,006
500,000	Westlake Automobile Receivables Trust, Series 2018-2A, Class B, 3.200% due 1/16/24(a)	502,343
716,169	Zais CLO 2 Ltd., Series 2014-2A, Class A1AR, 3.780% (3-Month USD-LIBOR + 1.200%) due 7/25/26(a)(b)	715,965
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $45,712,674)	45,811,856
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7%
	Atrium Hotel Portfolio Trust:
118,000	Series 2017-ATRM, Class E, 5.490% (1-Month USD-LIBOR + 3.050%) due 12/15/36(a)(b)	118,508
321,000	Series 2018-ATRM, Class D, 4.740% (1-Month USD-LIBOR + 2.300%) due 6/15/35(a)(b)	321,318
158,023	Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, 3.340% (1-Month USD-LIBOR + 0.900%) due 9/15/35(a)(b)	157,584
	BANK:
1,557,311	Series 2017-BNK4, Class XA, 1.436% due 5/15/50(b)(h)	126,005
1,883,557	Series 2017-BNK6, Class XA, 0.865% due 7/15/60(b)(h)	97,885
426,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 3.162% (1-Month USD-LIBOR + 0.722%) due 3/15/37(a)(b)	423,406
535,000	BBCMS Trust, Series 2018-BXH, Class A, 3.440% (1-Month USD-LIBOR + 1.000%) due 10/15/37(a)(b)	532,366
112,545	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.589% due 12/11/40(b)	115,733
	Bellemeade Re Ltd.:
359,806	Series 2018-2A, Class M1A, 3.380% (1-Month USD-LIBOR + 0.950%) due 8/25/28(a)(b)(g)	360,178
1,400,000	Series 2019-2A, Class M1A, 3.430% (1-Month USD-LIBOR + 1.000%) due 4/25/29(a)(b)(g)	1,401,721
	BHMS:
75,000	Series 2018-ATLS, Class A, 3.690% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(b)	74,822
650,000	Series 2018-ATLS, Class C, 4.340% (1-Month USD-LIBOR + 1.900%) due 7/15/35(a)(b)	649,200
650,000	Braemar Hotels & Resorts Trust, Series 2018-PRME, Class A, 3.260% (1-Month USD-LIBOR + 0.820%) due 6/15/35(a)(b)	647,236
	BSPRT Issuer Ltd.:
37,428	Series 2017-FL2, Class AS, 3.540% (1-Month USD-LIBOR + 1.100%) due 10/15/34(a)(b)	37,438
81,000	Series 2017-FL2, Class B, 3.840% (1-Month USD-LIBOR + 1.400%) due 10/15/34(a)(b)	81,067
	BX Commercial Mortgage Trust:
118,000	Series 2018-BIOA, Class E, 4.391% (1-Month USD-LIBOR + 1.951%) due 3/15/37(a)(b)	117,901
261,504	Series 2018-IND, Class A, 3.190% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(b)	261,286
	BX Trust:
485,452	Series 2018-EXCL, Class A, 3.527% (1-Month USD-LIBOR + 1.088%) due 9/15/37(a)(b)	483,219
250,000	Series 2018-GW, Class F, 4.860% (1-Month USD-LIBOR + 2.420%) due 5/15/35(a)(b)	250,724
118,000	Series 2018-MCSF, Class F, 5.086% (1-Month USD-LIBOR + 2.647%) due 4/15/35(a)(b)	118,123
117,000	BXMT Ltd., Series 2017-FL1, Class C, 4.382% (1-Month USD-LIBOR + 1.950%) due 6/15/35(a)(b)	117,223
323,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 3.510% (1-Month USD-LIBOR + 1.070%) due 12/15/37(a)(b)	323,624

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7% - (continued)
$1,688,445	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.316% due 5/10/50(b)(h)	$127,380
	CFCRE Commercial Mortgage Trust:
1,373,829	Series 2017-C8, Class XA, 1.655% due 6/15/50(b)(h)	127,217
287,000	Series 2017-C8, Class XB, 0.954% due 6/15/50(b)(h)	19,166
405,000	Series 2018-TAN, Class B, 4.690% due 2/15/33(a)	421,842
325,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 3.230% (1-Month USD-LIBOR + 0.790%) due 7/15/32(a)(b)	324,804
118,000	CGGS Commercial Mortgage Trust, Series 2018-WSS, Class D, 4.740% (1-Month USD-LIBOR + 2.300%) due 2/15/37(a)(b)	117,981
	CHT Mortgage Trust:
117,000	Series 2017-CSMO, Class A, 3.370% (1-Month USD-LIBOR + 0.930%) due 11/15/36(a)(b)	116,881
77,000	Series 2017-CSMO, Class E, 5.440% (1-Month USD-LIBOR + 3.000%) due 11/15/36(a)(b)	77,092
41,000	Series 2017-CSMO, Class F, 6.181% (1-Month USD-LIBOR + 3.741%) due 11/15/36(a)(b)	41,077
178,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR, Class B, 3.590% (1-Month USD-LIBOR + 1.150%) due 12/15/36(a)(b)	177,372
972,680	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, step bond to yield, 4.125% due 3/25/59(a)	981,481
498,093	Civic Mortgage LLC, Series 2018-1, Class A1, step bond to yield, 3.892% due 6/25/22(a)	497,002
	CLNS Trust:
47,000	Series 2017-IKPR, Class D, 4.503% (1-Month USD-LIBOR + 2.050%) due 6/11/32(a)(b)	47,049
47,000	Series 2017-IKPR, Class E, 5.953% (1-Month USD-LIBOR + 3.500%) due 6/11/32(a)(b)	47,153
	Commercial Mortgage Trust:
22,032,825	Series 2013-CR9, Class XA, 0.119% due 7/10/45(b)(h)	76,663
2,169,325	Series 2013-LC6, Class XA, 1.353% due 1/10/46(b)(h)	87,303
325,000	Series 2014-FL5, Class C, 3.859% (1-Month USD-LIBOR + 2.150%) due 10/15/31(a)(b)	324,060
344,000	Series 2014-FL5, Class D, 3.859% (1-Month USD-LIBOR + 4.000%) due 10/15/31(a)(b)	338,690
321,000	Series 2015-CR23, Class CMD, 3.685% due 5/10/48(a)(b)	320,781
227,000	Series 2018-HCLV, Class A, 3.440% (1-Month USD-LIBOR + 1.000%) due 9/15/33(a)(b)	225,316
	Credit Suisse Commercial Mortgage Capital Trust:
70,000	Series 2017-CHOP, Class D, 4.340% (1-Month USD-LIBOR + 1.900%) due 7/15/32(a)(b)	69,962
650,000	Series 2017-CHOP, Class E, 5.740% (1-Month USD-LIBOR + 3.300%) due 7/15/32(a)(b)	650,889
107,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(a)	106,905
128,000	Series 2017-LSTK, Class D, 3.331% due 4/5/33(a)(b)	127,398
47,000	Series 2017-LSTK, Class E, 3.331% due 4/5/33(a)(b)	46,426
8,157,000	Series 2017-LSTK, Class XACP, 0.570% due 4/5/33(a)(b)(h)	45,569
2,969,000	Series 2017-LSTK, Class XBCP, 0.205% due 4/5/33(a)(b)(h)	6,837
	Credit Suisse Commercial Mortgage Securities Corp.:
344,000	Series 2019-SKLZ, Class A, 3.690% (1-Month USD-LIBOR + 1.250%) due 1/15/34(a)(b)(g)	344,061
17,050,000	Series 2019-SKLZ, Class XCP, 1.622% due 7/15/34(a)(b)(g)(h)	277,044
352,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, 3.443% (1-Month USD-LIBOR + 0.980%) due 5/15/36(a)(b)(f)	352,440
	CSAIL Commercial Mortgage Trust:
820,740	Series 2017-C8, Class XA, 1.248% due 6/15/50(b)(h)	53,293
4,810,102	Series 2017-CX10, Class XA, 0.725% due 11/15/50(b)(h)	230,741
3,535,001	Series 2018-CX12, Class XA, 0.621% due 8/15/51(b)(h)	161,260
230,000	CSWF, Series 2018-TOP, Class A, 3.440% (1-Month USD-LIBOR + 1.000%) due 8/15/35(a)(b)	229,738
	Deephaven Residential Mortgage Trust:
170,934	Series 2017-1A, Class A1, 2.725% due 12/26/46(a)(b)	170,592

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7% - (continued)
$170,934	Series 2017-1A, Class A2, 2.928% due 12/26/46(a)(b)	$170,618
300,565	Series 2018-3A, Class A2, 3.891% due 8/25/58(a)(b)	303,715
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
575,483	Series 4703, Class FA, 2.790% (1-Month USD-LIBOR + 0.350%) due 7/15/47(b)	573,203
799,228	Series 4718, Class FA, 2.790% (1-Month USD-LIBOR + 0.350%) due 9/15/47(b)	794,838
	Federal National Mortgage Association (FNMA), REMICS:
334,995	Series 2010-113, Class FA, 2.830% (1-Month USD-LIBOR + 0.400%) due 10/25/40(b)	335,420
751,087	Series 2012-56, Class FK, 2.880% (1-Month USD-LIBOR + 0.450%) due 6/25/42(b)	751,052
466,043	Series 2012-110, Class MF, 2.890% (1-Month USD-LIBOR + 0.460%) due 10/25/42(b)	465,812
85,508	Series 2013-81, Class EF, 2.780% (1-Month USD-LIBOR + 0.350%) due 12/25/42(b)	85,330
621,103	Series 2014-84, Class BF, 2.852% (1-Month USD-LIBOR + 0.350%) due 12/25/44(b)	620,605
450,492	Series 2018-49, Class FB, 2.730% (1-Month USD-LIBOR + 0.300%) due 7/25/48(b)	447,424
216,752	Series 2018-55, Class FA, 2.730% (1-Month USD-LIBOR + 0.300%) due 8/25/48(b)	215,728
474,462	Series 2018-64, Class FA, 2.780% (1-Month USD-LIBOR + 0.350%) due 9/25/48(b)	473,406
447,818	Series 2018-77, Class FA, 2.730% (1-Month USD-LIBOR + 0.300%) due 10/25/48(b)	445,702
89,982	GPMT Ltd., Series 2018-FL1, Class A, 3.342% (1-Month USD-LIBOR + 0.900%) due 11/21/35(a)(b)	89,982
	GS Mortgage Securities Corp. Trust:
77,000	Series 2017-500K, Class E, 3.940% (1-Month USD-LIBOR + 1.500%) due 7/15/32(a)(b)	76,884
53,000	Series 2017-500K, Class F, 4.240% (1-Month USD-LIBOR + 1.800%) due 7/15/32(a)(b)	52,764
155,000	Series 2018-3PCK, Class A, 3.890% (1-Month USD-LIBOR + 1.450%) due 9/15/31(a)(b)	154,679
551,000	Series 2018-FBLU, Class E, 5.190% (1-Month USD-LIBOR + 2.750%) due 11/15/35(a)(b)	550,363
321,000	Series 2018-LUAU, Class A, 3.440% (1-Month USD-LIBOR + 1.000%) due 11/15/32(a)(b)	320,660
200,000	Series 2018-TWR, Class A, 3.340% (1-Month USD-LIBOR + 0.900%) due 7/15/31(a)(b)	199,654
200,000	Series 2018-TWR, Class D, 4.040% (1-Month USD-LIBOR + 1.600%) due 7/15/31(a)(b)	197,978
	GS Mortgage Securities Trust:
5,273,527	Series 2016-GS4, Class XA, 0.582% due 11/10/49(b)(h)	157,438
1,767,760	Series 2017-GS6, Class XA, 1.046% due 5/10/50(b)(h)	123,471
3,617,354	Series 2017-GS8, Class XA, 0.980% due 11/10/50(b)(h)	235,758
78,000	Hilton Orlando Trust, Series 2018-ORL, Class B, 3.490% (1-Month USD-LIBOR + 1.050%) due 12/15/34(a)(b)	77,773
1,418,693	Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, 3.766% due 6/25/48(a)(b)	1,444,247
	JP Morgan Chase Commercial Mortgage Securities Trust:
10,010	Series 2007-LDPX, Class AM, 5.464% due 1/15/49(b)	10,016
3,061,520	Series 2014-C20, Class XA, 1.004% due 7/15/47(b)(h)	91,853
414,218	Series 2014-FL6, Class B, 4.720% (1-Month USD-LIBOR + 2.280%) due 11/15/31(a)(b)	414,218
114,842	Series 2018-LAQ, Class A, 3.440% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	114,642
534,078	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 3.227% (1-Month USD-LIBOR + 0.750%) due 4/25/46(a)(b)	533,194
1,368,310	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 1.382% due 11/15/48(b)(h)	58,913
227,000	Monarch Beach Resort Trust, Series 2018-MBR, Class A, 3.360% (1-Month USD-LIBOR + 0.920%) due 7/15/35(a)(b)	225,606
	Morgan Stanley Capital I Trust:
282,760	Series 2007-T27, Class AJ, 5.946% due 6/11/42(b)	299,695
164,000	Series 2011-C1, Class D, 5.375% due 9/15/47(a)(b)	170,492
550,000	Series 2013-WLSR, Class A, 2.695% due 1/11/32(a)	548,442
300,000	Series 2014-CPT, Class F, 3.446% due 7/13/29(a)(b)	299,916
1,502,110	Series 2016-UB11, Class XA, 1.633% due 8/15/49(b)(h)	121,946
4,184,790	Series 2016-UB12, Class XA, 0.792% due 12/15/49(b)(h)	174,527

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7% - (continued)
$76,000	Series 2017-ASHF, Class D, 4.640% (1-Month USD-LIBOR + 2.200%) due 11/15/34(a)(b)	$75,904
162,000	Series 2017-ASHF, Class E, 5.590% (1-Month USD-LIBOR + 3.150%) due 11/15/34(a)(b)	161,796
123,000	Series 2017-ASHF, Class F, 6.790% (1-Month USD-LIBOR + 4.350%) due 11/15/34(a)(b)	122,922
186,000	Series 2017-CLS, Class E, 4.390% (1-Month USD-LIBOR + 1.950%) due 11/15/34(a)(b)	185,066
206,000	Series 2017-CLS, Class F, 5.040% (1-Month USD-LIBOR + 2.600%) due 11/15/34(a)(b)	205,095
985,986	Series 2017-H1, Class XA, 1.444% due 6/15/50(b)(h)	77,344
285,000	Series 2017-JWDR, Class A, 3.290% (1-Month USD-LIBOR + 0.850%) due 11/15/34(a)(b)	283,748
142,000	Series 2018-SUN, Class A, 3.340% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(b)	141,999
574,233	Motel 6 Trust, Series 2017-MTL6, Class A, 3.360% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	573,134
534,000	MSCG Trust, Series 2018-SELF, Class A, 3.340% (1-Month USD-LIBOR + 0.900%) due 10/15/37(a)(b)	533,996
	Natixis Commercial Mortgage Securities Trust:
350,000	Series 2018-850T, Class C, 3.593% (1-Month USD-LIBOR + 1.154%) due 7/15/33(a)(b)	348,958
350,000	Series 2018-850T, Class D, 3.893% (1-Month USD-LIBOR + 1.454%) due 7/15/33(a)(b)	348,688
112,322	Series 2018-FL1, Class A, 3.423% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	111,945
344,000	OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.646% due 7/15/45(a)	348,661
963,723	PRPM LLC, Series 2019-1A, Class A1, step bond to yield, 4.500% due 1/25/24(a)(g)	979,098
36,000	RAIT Trust, Series 2017-FL7, Class AS, 3.740% (1-Month USD-LIBOR + 1.300%) due 6/15/37(a)(b)	35,708
681,113	RCO Trust, Series 2017-INV1, Class A, 3.197% due 11/25/52(a)(b)	675,524
313,141	Ready Capital Mortgage Trust, Series 2019-5, Class A, 3.777% due 2/25/52(a)	321,337
	Rosslyn Portfolio Trust:
198,000	Series 2017-ROSS, Class A, 3.390% (1-Month USD-LIBOR + 0.950%) due 6/15/33(a)(b)	197,757
35,000	Series 2017-ROSS, Class B, 3.690% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(b)	34,816
352,000	Shelter Growth CRE Issuer Ltd., Series 2019-FL2, Class B, 4.300% (1-Month USD-LIBOR + 1.800%) due 5/15/36(a)(b)(g)	352,225
167,940	SLIDE, Series 2018-FUN, Class A, 3.340% (1-Month USD-LIBOR + 0.900%) due 6/15/31(a)(b)	167,868
284,000	STWD Mortgage Trust, Series 2018-URB, Class A, 3.440% (1-Month USD-LIBOR + 1.000%) due 5/15/35(a)(b)	283,679
	UBS Commercial Mortgage Trust:
1,847,757	Series 2012-C1, Class XA, 2.062% due 5/10/45(a)(b)(h)	87,067
1,118,240	Series 2017-C1, Class XA, 1.578% due 6/15/50(b)(h)	105,623
338,468	Verus Securitization Trust, Series 2018-1, Class A1, 2.929% due 2/25/48(a)(b)	338,280
524,644	VMC Finance LLC, Series 2018-FL2, Class A, 3.352% (1-Month USD-LIBOR + 0.920%) due 10/15/35(a)(b)	524,172
	Wells Fargo Commercial Mortgage Trust:
2,852,879	Series 2015-LC22, Class XA, 0.850% due 9/15/58(b)(h)	118,670
6,114,300	Series 2015-NXS2, Class XA, 0.736% due 7/15/58(b)(h)	183,000
3,483,325	Series 2018-C46, Class XA, 0.948% due 8/15/51(b)(h)	212,162
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $35,645,870)	34,750,238

U.S. GOVERNMENT OBLIGATIONS - 0.6%
	U.S. Treasury Notes:
500,000	2.250% due 3/31/20	499,727
970,000	1.625% due 4/30/23	959,315

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 0.6% - (continued)
$1,310,000	2.250% due 12/31/23	$1,327,910
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $2,751,803)	2,786,952

SOVEREIGN BONDS - 0.1%
Argentina - 0.0%
150,000	Argentine Republic Government International Bond, 5.625% due 1/26/22	116,326

Dominican Republic - 0.1%
200,000	Dominican Republic International Bond, 7.500% due 5/6/21	210,750
	TOTAL SOVEREIGN BONDS
	(Cost - $346,297)	327,076

Shares/Units
EXCHANGE TRADED FUND (ETF) - 5.7%
456,184	iShares Core 1-5 Year USD Bond
	(Cost - $22,868,636)	22,868,504
COMMON STOCK - 0.1%
BASIC MATERIALS - 0.1%
Forest Products & Paper - 0.1%
20,309	Appvion Inc.*(f)(g)	201,059
	(Cost - $395,660)
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $356,585,414)	355,516,705

Face Amount†
SHORT-TERM INVESTMENTS - 13.6%
COMMERCIAL PAPER - 2.0%
$7,709,000	Ford Motor Credit Co. LLC, 3.117% due 6/5/19(i)
	(Cost - $7,707,672)	7,705,963
TIME DEPOSITS - 10.1%
9,800,665	ANZ National Bank - London, 1.740% due 6/3/19	9,800,665
28,534,192	Barclays Bank PLC - London, 1.740% due 6/3/19	28,534,192
2,224,667	Citibank - New York, 1.740% due 6/3/19	2,224,667
	TOTAL TIME DEPOSITS
	(Cost - $40,559,524)	40,559,524

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 1.5%
	U.S. Treasury Bills:
$440,000	2.471% due 7/11/19(i)	$438,866
2,500,000	2.450% due 8/8/19(i)	2,489,516
840,000	2.485% due 8/15/19(i)	836,114
120,000	2.403% due 9/19/19(i)	119,172
1,340,000	2.398% due 10/10/19(i)	1,328,955
890,000	2.494% due 11/7/19(i)	881,083
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $6,091,755)	6,093,706
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $54,358,951)	54,359,193
	TOTAL INVESTMENTS - 102.6%
	(Cost - $410,944,365#)	409,875,898
	Liabilities in Excess of Other Assets - (2.6)%	(10,255,363)
	TOTAL NET ASSETS - 100.0%	$399,620,535

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019, amounts to approximately $123,323,480 and represents 30.86% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2019.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Security is currently in default.
(e)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(g)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2019, amounts to approximately $7,404,652 and represents 1.85% of net assets.
(h)	Interest only security.
(i)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Schedules of Investments

May 31, 2019 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Summary of Investments by Security Type^

Corporate Bonds & Notes	47.5%
Senior Loans	13.2
Asset-Backed Securities	11.2
Collateralized Mortgage Obligations	8.5
Exchange Traded Fund (ETF)	5.6
U.S. Government Obligations	0.7
Sovereign Bonds	0.1
Common Stock	0.0 *
Short-Term Investments	13.2
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

At May 31, 2019, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	1,600,000	BBH	$1,788,941	6/14/19	$10,851	$–	$10,851
Swedish Krona	7,980,000	BBH	841,848	6/14/19	–	(7,721)	(7,721)
Swedish Krona	1,000,000	BBH	105,495	6/14/19	–	(1,224)	(1,224)
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$10,851	$(8,945)	$1,906

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:
EUR	—	Euro	BBH	—	Brown Brothers Harriman & Co.
SEK	—	Swedish Krona

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 63.0%
Argentina - 0.5%
$1,600,000	Pampa Energia SA, Senior Unsecured Notes, 7.375% due 7/21/23	$1,476,016
133,333	Pan American Energy LLC, Company Guaranteed Notes, 7.875% due 5/7/21	136,639
2,400,000	YPF SA, Senior Unsecured Notes, 8.500% due 3/23/21	2,352,000
	Total Argentina	3,964,655
Australia - 0.5%
550,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(a)(b)	617,138
1,000,000	CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	999,247
2,000,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44,(a)@	2,140,000
	Total Australia	3,756,385
Austria - 0.5%
	JBS Investments GmbH, Company Guaranteed Notes:
2,900,000	6.250% due 2/5/23	2,936,250
700,000	7.250% due 4/3/24	723,632
600,000	JBS Investments II GmbH, Company Guaranteed Notes, 7.000% due 1/15/26(b)	629,250
400,000	OAS Investments GmbH, Company Guaranteed Notes, 8.250% due 10/19/19(c)(d)	1,000
	Total Austria	4,290,132
Bermuda - 1.2%
1,000,000	Catlin Insurance Co., Ltd., Junior Subordinated Notes, 5.567% (3-Month USD-LIBOR + 2.975%) (a)(b)(e)	977,500
1,100,000	Digicel Group Two Ltd., Senior Unsecured Notes, 8.250% due 9/30/22(b)	420,750
3,233,000	Ship Finance International Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	3,192,724
5,100,000	Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	4,947,000
	Total Bermuda	9,537,974
Brazil - 1.1%
	Banco BTG Pactual SA, Subordinated Notes:
2,300,000	5.750% due 9/28/22	2,325,898
700,000	7.750% (5-Year CMT Index + 5.257%) due 2/15/29(a)(b)	718,200
2,730,000	Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 4/11/22	2,777,802
	Itau Unibanco Holding SA:
	Junior Subordinated Notes:
2,100,000	6.125% (5-Year CMT Index + 3.981%) (a)(e)	2,064,300
600,000	6.125% (5-Year CMT Index + 3.981%) (a)(b)(e)	589,800
400,000	Subordinated Notes, 6.200% due 12/21/21	421,504
	Total Brazil	8,897,504
British Virgin Islands - 1.5%
2,120,000	CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	2,177,802
1,127,000	CNOOC Finance Ltd., Company Guaranteed Notes, 3.000% due 5/9/23	1,127,566
	CNPC General Capital Ltd., Company Guaranteed Notes:
2,365,000	3.950% due 4/19/22	2,436,209
1,100,000	3.400% due 4/16/23	1,116,749
2,000,000	Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	1,995,515
800,000	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes, 2.000% due 9/29/21(b)	784,392
200,000	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes, 2.000% due 9/29/21	196,098
200,000	Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes, 3.000% due 4/12/22(b)	200,387

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
British Virgin Islands - 1.5% – (continued)
$1,000,000		Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes, 3.000% due 4/12/22	$1,001,935
1,000,000		Sinopec Group Overseas Development 2018 Ltd., Company Guaranteed Notes, 3.750% due 9/12/23(b)	1,029,629
		Total British Virgin Islands	12,066,282
Canada - 0.4%
950,000		Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	1,018,875
1,872,000		NOVA Chemicals Corp., Senior Unsecured Notes, 5.250% due 6/1/27(b)	1,708,200
673,000	CAD	Postmedia Network Inc., Senior Secured Notes, 8.250% due 7/15/21(b)	490,423
		Total Canada	3,217,498
Cayman Islands - 2.8%
200,000		CK Hutchison Capital Securities 17 Ltd., Company Guaranteed Notes, 4.000% (5-Year CMT Index + 2.070%) (a)(e)	197,507
2,000,000		CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(b)	2,009,852
2,500,000		CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22	2,510,995
200,000		Comunicaciones Celulares SA Via Comcel Trust, Senior Unsecured Notes, 6.875% due 2/6/24	206,000
3,500,000		Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	3,566,500
892,133		Guanay Finance Ltd., Senior Secured Notes, 6.000% due 12/15/20	902,169
2,800,000		Latam Finance Ltd., Company Guaranteed Notes, 6.875% due 4/11/24	2,849,028
2,495,000		Nexteer Automotive Group Ltd., Company Guaranteed Notes, 5.875% due 11/15/21(b)	2,545,894
230,920		Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates, zero coupon, due 6/2/25	203,210
		SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
2,618,010		zero coupon, due 12/5/22(b)(f)	2,443,912
3,045,091		zero coupon, due 12/5/22	2,842,593
1,900,000		Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	2,011,625
		Total Cayman Islands	22,289,285
Chile - 3.7%
2,200,000		AES Gener SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)	2,289,144
1,200,000		AES Gener SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	1,040,520
500,000		Banco del Estado de Chile, Senior Unsecured Notes, 3.875% due 2/8/22	514,344
1,850,000		Banco Santander Chile, Senior Unsecured Notes, 3.875% due 9/20/22	1,896,011
		Celulosa Arauco y Constitucion SA, Senior Unsecured Notes:
500,000		4.750% due 1/11/22	515,500
1,300,000		4.500% due 8/1/24	1,335,763
2,200,000		Colbun SA, Senior Unsecured Notes, 4.500% due 7/10/24	2,270,738
173,900		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	177,033
4,420,000		Empresa Nacional de Telecomunicaciones SA, Senior Unsecured Notes, 4.875% due 10/30/24	4,507,492
1,800,000		Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	1,854,836
1,000,000		Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	1,037,467
5,135,000		Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	5,256,653
1,440,000		SACI Falabella, Senior Unsecured Notes, 3.750% due 4/30/23	1,445,810
700,000		Sociedad Quimica y Minera de Chile SA, Senior Unsecured Notes, 3.625% due 4/3/23	708,750
4,350,000		Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	4,463,820
		Total Chile	29,313,881
Colombia - 1.5%
1,479,000		Bancolombia SA, Subordinated Notes, 4.875% (5-Year CMT Index + 2.929%) due 10/18/27(a)	1,492,385
5,500,000		Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	5,988,950
3,900,000		Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	3,914,664

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Colombia - 1.5%– (continued)
$500,000		SURA Asset Management SA, Company Guaranteed Notes, 4.875% due 4/17/24	$520,630
		Total Colombia	11,916,629
Denmark - 0.1%
600,000	EUR	Georg Jensen AS, Senior Secured Notes, 6.000% due 5/15/23	672,660
Dominican Republic - 0.1%
1,100,000		Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	1,129,986
France - 0.7%
1,000,000		BNP Paribas SA, Junior Subordinated Notes, 6.625% (5-Year USD Swap Rate + 4.149%) (a)(b)(e)	1,003,220
		Credit Agricole SA, Junior Subordinated Notes:
625,000		7.875% (5-Year USD Swap Rate + 4.898%) (a)(b)(e)	665,932
1,675,000		8.125% (5-Year USD Swap Rate + 6.185%) (a)(b)(e)	1,866,955
		Societe Generale SA, Junior Subordinated Notes:
1,290,000		7.875% (5-Year USD Swap Rate + 4.979%) (a)(b)(e)	1,335,150
890,000		8.000% (5-Year USD 1100 Run ICE Swap Rate + 5.873%) (a)(b)(e)	952,300
		Total France	5,823,557
India - 1.9%
		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
2,000,000		3.500% due 7/29/20	2,008,940
1,000,000		3.950% due 1/19/22	1,014,104
4,220,000		Bharat Petroleum Corp., Ltd, Senior Unsecured Notes, 4.625% due 10/25/22	4,418,593
		Indian Oil Corp., Ltd, Senior Unsecured Notes:
2,995,000		5.625% due 8/2/21	3,159,956
2,700,000		5.750% due 8/1/23	2,934,192
		ONGC Videsh Ltd., Company Guaranteed Notes:
300,000		3.750% due 5/7/23	305,142
1,200,000		4.625% due 7/15/24	1,256,714
250,000		Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	258,439
		Total India	15,356,080
Ireland - 0.5%
4,200,000		C&W Senior Financing DAC, Senior Unsecured Notes, 7.500% due 10/15/26	4,305,000
Israel - 0.8%
2,479,000		Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(b)	2,500,141
		Israel Electric Corp., Ltd, Senior Secured Notes:
500,000		6.875% due 6/21/23	566,250
2,800,000		5.000% due 11/12/24(b)	3,005,800
		Total Israel	6,072,191
Italy - 0.2%
835,000		Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%) (a)(b)(e)	782,813
850,000		UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%),(a)(e)@	768,007
		Total Italy	1,550,820
Luxembourg - 0.7%
1,400,000		Euronav Luxembourg SA, Company Guaranteed Notes, 7.500% due 5/31/22(b)	1,414,000
		Millicom International Cellular SA, Senior Unsecured Notes:
2,400,000		6.000% due 3/15/25	2,493,000
1,250,000		6.625% due 10/15/26	1,351,563
400,000		Swiss Re Finance Luxembourg SA, Company Guaranteed Notes, 5.000% (5-Year CMT Index + 3.582%) due 4/2/49(a)(b)	413,500
		Total Luxembourg	5,672,063

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
Malaysia - 1.3%
$5,000,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	$5,044,135
1,715,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	1,731,687
500,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	504,425
3,000,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	2,997,330
	Total Malaysia	10,277,577
Marshall Islands - 1.0%
5,067,000	Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/22(b)	4,896,242
2,000,000	Chembulk Holding LLC, Senior Secured Notes, 8.000% due 2/2/23(b)	1,935,000
1,200,000	Golar LNG Partners LP, Senior Unsecured Notes, 6.923% (3-Month USD-LIBOR + 4.400%) due 5/22/20(a)	1,200,000
	Total Marshall Islands	8,031,242
Mauritius - 0.4%
3,000,000	UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	2,990,880
Mexico - 4.7%
800,000	Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa, Senior Unsecured Notes, 4.125% due 6/6/24	801,400
5,600,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%) (a)(e)	5,717,656
3,700,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% (5-Year CMT Index + 0.030%) due 8/11/26 (a)	3,650,420
2,000,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(a)(b)	2,107,860
	BBVA Bancomer SA, Subordinated Notes:
3,000,000	6.750% due 9/30/22	3,251,250
1,943,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	1,899,302
	Cemex SAB de CV, Senior Secured Notes:
2,500,000	6.125% due 5/5/25	2,571,250
2,400,000	7.750% due 4/16/26	2,575,680
1,500,000	Comision Federal de Electricidad, Senior Unsecured Notes, 4.875% due 5/26/21	1,534,515
2,700,000	Credito Real SAB de CV SOFOM ER, Senior Unsecured Notes, 7.250% due 7/20/23	2,809,350
3,100,000	El Puerto de Liverpool SAB de CV, Company Guaranteed Notes, 3.950% due 10/2/24	3,090,731
3,900,000	Grupo Bimbo SAB de CV, Subordinated Notes, 5.950% (5-Year CMT Index + 3.280%) (a)(e)	4,038,216
3,250,000	Unifin Financiera SAB de CV SOFOM ENR, Company Guaranteed Notes, 7.250% due 9/27/23	3,280,095
	Total Mexico	37,327,725
Multinational - 0.9%
7,270,000	JBS USA LUX SA/JBS USA Finance Inc., Company Guaranteed Notes, 7.250% due 6/1/21(b)	7,270,000
Netherlands - 2.7%
400,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	427,004
5,300,000	Bharti Airtel International Netherlands BV, Company Guaranteed Notes, 5.125% due 3/11/23	5,525,248
6,000,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 3.500% due 1/10/23	5,871,060
440,000	Cooperatieve Rabobank UA, Junior Subordinated Notes, 11.000% (3-Month USD-LIBOR + 10.868%) (a)(b)(e)	442,200
3,000,000	MPC Container Ships Invest BV, Senior Secured Notes, 7.357% (3-Month USD-LIBOR + 4.750%) due 9/22/22(a)	3,007,386
2,000,000	Petrobras Global Finance BV, Company Guaranteed Notes, 5.299% due 1/27/25	2,076,000
4,400,000	VTR Finance BV, Senior Secured Notes, 6.875% due 1/15/24	4,510,000
	Total Netherlands	21,858,898
Norway - 0.2%
2,200,000	Jacktel AS, Senior Secured Notes, 10.000% due 12/4/23(b)	2,002,000

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Panama - 2.1%
$1,500,000		Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 3.250% due 5/7/20	$1,500,750
300,000		Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(b)	298,500
3,400,000		Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22	3,383,000
4,796,480		ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	4,914,042
3,100,000		Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	3,146,500
3,600,000		Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	3,627,000
		Total Panama	16,869,792
Peru - 0.5%
1,500,000		Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	1,550,265
1,500,000		Banco Internacional del Peru SAA Interbank, Senior Unsecured Notes, 3.375% due 1/18/23	1,485,750
165,000		BBVA Banco Continental SA, Senior Unsecured Notes, 5.000% due 8/26/22	173,417
782,000		Nexa Resources Peru SAA, Senior Unsecured Notes, 4.625% due 3/28/23	800,971
		Total Peru	4,010,403
Philippines - 0.8%
3,500,000		BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	3,466,750
2,700,000		Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	2,704,172
		Total Philippines	6,170,922
Singapore - 2.7%
		DBS Group Holdings Ltd.:
5,000,000		Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%) (a)(e)	4,937,500
200,000		Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	210,120
4,015,000		ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	3,979,724
500,000		Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.250% due 6/19/24	522,887
3,000,000		SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	3,015,987
3,450,000		Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	3,444,566
		United Overseas Bank Ltd.:
2,000,000		Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794%) (a)(e)	1,949,941
		Subordinated Notes:
3,500,000		3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	3,521,175
400,000		2.880% (5-Year USD Swap Rate + 1.654%) due 3/8/27(a)	396,748
		Total Singapore	21,978,648
Switzerland - 0.4%
1,255,000		Credit Suisse Group AG, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.600%) (a)(b)(e)	1,324,881
1,400,000		UBS Group Funding Switzerland AG, Company Guaranteed Notes, 7.000% (5-Year USD Swap Rate + 4.866%), (a)(e)@	1,484,000
		Total Switzerland	2,808,881
Thailand - 0.5%
3,900,000		PTTEP Treasury Center Co., Ltd., Company Guaranteed Notes, 4.600% (5-Year CMT Index + 2.724%) (a)(e)	3,895,402
United Kingdom - 3.2%
2,100,000		Barclays PLC, Junior Subordinated Notes, 7.750% (5-Year USD Swap Rate + 4.842%) (a)(e)	2,105,250
5,400,000		Fresnillo PLC, Senior Unsecured Notes, 5.500% due 11/13/23	5,757,804
3,251,000		Inmarsat Finance PLC, Company Guaranteed Notes, 6.500% due 10/1/24(b)	3,417,614
1,900,000		Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.760%) (a)(e)	1,946,900
5,400,000		MARB BondCo PLC, Company Guaranteed Notes, 7.000% due 3/15/24	5,528,250
1,645,000		Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%) (a)(e)	1,735,475
1,600,000	EUR	SB Holdco PLC, Senior Secured Notes, 8.000% (3-Month EURIBOR + 8.000%) due 7/13/22(a)	1,738,285

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United Kingdom - 3.2% - (continued)
$800,000	Standard Chartered PLC, Junior Subordinated Notes, 7.750% (5-Year USD Swap Rate + 5.723%) (a)(b)(e)	$832,000
	Vedanta Resources Ltd., Senior Unsecured Notes:
1,300,000	7.125% due 5/31/23	1,230,450
600,000	6.125% due 8/9/24	523,010
460,000	Vodafone Group PLC, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(a)	476,689
	Total United Kingdom	25,291,727
United States - 22.9%
1,585,000	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month USD-LIBOR + 4.300%) due 6/15/45(a)(b)	1,600,850
194,847	America West Airlines Pass-Through Trust, Pass-Thru Certificates, 8.057% due 7/2/20	203,494
706,000	American Express Co., Junior Subordinated Notes, 5.200% (3-Month USD-LIBOR + 3.428%) (a)(e)(f)	707,765
1,350,000	American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(a)	1,345,666
1,230,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(a)	1,273,234
2,369,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)(f)	2,345,310
	Bank of America Corp., Junior Subordinated Notes:
1,335,000	6.100% (3-Month USD-LIBOR + 3.898%) (a)(e)	1,430,252
1,340,000	6.300% (3-Month USD-LIBOR + 4.553%) (a)(e)	1,467,300
515,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.950% (3-Month USD-LIBOR + 3.420%) (a)(e)	520,150
245,000	Bayer US Finance II LLC, Company Guaranteed Notes, 3.232% (3-Month USD-LIBOR + 0.630%) due 6/25/21(a)(b)	242,968
7,449,000	Brunswick Corp., Senior Unsecured Notes, 4.625% due 5/15/21(b)	7,450,385
1,600,000	Capital One Financial Corp., Junior Subordinated Notes, 5.550% (3-Month USD-LIBOR + 3.800%) (a)(e)	1,622,512
995,000	CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%) (a)(e)	1,025,248
3,645,000	Citigroup Inc., Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%) (a)(e)	3,768,019
1,000,000	Citizens Financial Group Inc., Junior Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.960%) (a)(e)	1,002,500
1,175,000	CoBank ACB, Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 4.660%) (a)(e)	1,235,219
	Comcast Corp., Company Guaranteed Notes:
520,000	2.922% (3-Month USD-LIBOR + 0.330%) due 10/1/20(a)	520,992
520,000	3.300% due 10/1/20	525,493
260,000	3.032% (3-Month USD-LIBOR + 0.440%) due 10/1/21(a)	261,018
483,210	Continental Airlines Class A Pass-Through Trust, Pass-Thru Certificates, 5.983% due 4/19/22	508,820
303,019	Continental Airlines Class A-1 Pass-Through Trust, Pass-Thru Certificates, 7.707% due 4/2/21	313,928
20,787	Continental Airlines Class C-2 Pass-Through Trust, Pass-Thru Certificates, 6.236% due 3/15/20	21,099
3,675,000	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(b)	3,619,875
535,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125% (b)(e)	504,073
1,060,000	Discover Financial Services, Junior Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.076%) (a)(e)	1,022,900
7,688,000	Dollar Tree Inc., Senior Unsecured Notes, 3.288% (3-Month USD-LIBOR + 0.700%) due 4/17/20(a)	7,688,785
2,922,000	DXC Technology Co., Senior Unsecured Notes, 3.470% (3-Month USD-LIBOR + 0.950%) due 3/1/21(a)	2,922,000
2,232,000	EMI Music Publishing Group North America Holdings Inc., Company Guaranteed Notes, 7.625% due 6/15/24(b)	2,358,108

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 22.9% - (continued)
$135,000	Farm Credit Bank of Texas, Junior Subordinated Notes, 6.200% (3-Month USD-LIBOR + 3.223%) (a)(b)(c)(e)	$140,068
1,944,000	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(b)	1,934,280
5,222,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.387% (3-Month USD-LIBOR + 0.790%) due 6/12/20(a)	5,211,237
6,100,000	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.550% due 11/14/24	5,886,500
2,126,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(b)	1,573,240
6,487,000	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(b)	5,903,170
2,120,000	General Electric Co., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.330%) (a)(e)	1,972,660
1,935,000	General Motors Financial Co., Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 3.598%) (a)(e)	1,773,563
3,255,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 5.300% (3-Month USD-LIBOR + 3.834%) (a)(e)	3,328,237
1,410,000	Hadrian Merger Sub Inc., Senior Unsecured Notes, 8.500% due 5/1/26(b)	1,330,687
5,133,000	HC2 Holdings Inc., Senior Secured Notes, 11.500% due 12/1/21(b)	4,465,710
3,207,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 5/15/26(b)	3,186,956
8,129,000	INVISTA Finance LLC, Senior Secured Notes, 4.250% due 10/15/19(b)	8,147,841
	JPMorgan Chase & Co., Junior Subordinated Notes:
920,000	5.300% (3-Month USD-LIBOR + 3.800%) (a)(e)	931,500
2,650,000	6.750% (3-Month USD-LIBOR + 3.780%) (a)(e)	2,911,608
475,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%) (a)(e)	474,748
	Land O' Lakes Inc., Junior Subordinated Notes:
415,000	7.000% (b)(c)(e)	399,437
2,050,000	7.250% (b)(c)(e)	1,968,000
8,502,000	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(b)	8,640,157
1,125,000	M&T Bank Corp., Junior Subordinated Notes, 5.125% (3-Month USD-LIBOR + 3.520%) (a)(e)	1,156,748
1,637,000	MAI Holdings Inc., Senior Secured Notes, 9.500% due 6/1/23(c)	982,200
	MetLife Inc., Junior Subordinated Notes:
870,000	5.250% (3-Month USD-LIBOR + 3.575%) (a)(e)	877,612
985,000	5.875% (3-Month USD-LIBOR + 2.959%) (a)(e)	1,021,327
9,814,000	Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(b)	9,831,175
13,692,000	Mueller Industries Inc., Subordinated Notes, 6.000% due 3/1/27	13,486,620
510,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%) (a)(e)	508,072
	Pacific Gas & Electric Co., Senior Unsecured Notes:
1,577,000	3.500% due 6/15/25(d)	1,427,185
2,115,000	2.950% due 3/1/26(d)	1,866,488
1,330,000	PNC Financial Services Group Inc., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.300%) (a)(e)	1,331,663
955,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	1,036,175
	Reliance Holding USA Inc., Company Guaranteed Notes:
3,000,000	4.500% due 10/19/20	3,066,205
2,400,000	5.400% due 2/14/22	2,540,358
3,384,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes, 6.125% due 8/15/21(b)	3,413,610
710,000	Salem Media Group Inc., Senior Secured Notes, 6.750% due 6/1/24(b)	624,800
2,273,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.000% due 8/1/27(b)	2,238,905
250,000	State Street Corp., Junior Subordinated Notes, 5.250% (3-Month USD-LIBOR + 3.597%) (a)(e)	255,675
1,360,000	SunTrust Banks Inc., Junior Subordinated Notes, 5.050% (3-Month USD-LIBOR + 3.102%) (a)(e)	1,339,600
4,224,000	Tapestry Inc., Senior Unsecured Notes, 4.250% due 4/1/25	4,343,052
2,987,000	TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	2,987,269

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - 22.9% - (continued)
$632,299	Toll Road Investors Partnership II LP, Senior Secured Notes, zero coupon, due 2/15/45(b)	$180,811
	Trimble Inc., Senior Unsecured Notes:
2,930,000	4.150% due 6/15/23	3,014,186
3,901,000	4.750% due 12/1/24	4,070,208
945,000	Triumph Group Inc., Company Guaranteed Notes, 7.750% due 8/15/25	914,288
1,725,000	Voya Financial Inc., Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.358%) (a)(e)	1,785,375
635,000	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%) (a)(e)	630,555
5,628,000	Welbilt Inc., Company Guaranteed Notes, 9.500% due 2/15/24	6,050,100
3,810,000	Wells Fargo & Co., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%) (a)(e)	4,038,943
	Total United States	182,706,767
	TOTAL CORPORATE BONDS & NOTES
	(Cost – $502,173,609)	503,323,446
SENIOR LOANS(a) - 10.9%
1,544,338	Appvion Operations Inc., 8.600% (3-Month USD-LIBOR + 6.000%) due 6/12/26	1,536,616
4,383,648	BI-LO LLC, 10.590% (3-Month USD-LIBOR + 8.000%) due 5/31/24	4,208,302
5,214,000	CITGO Petroleum Corp., 7.600% (3-Month USD-LIBOR + 5.000%) due 3/28/24	5,207,483
6,849,904	Crestwood Holdings LLC, 9.960% (1-Month USD-LIBOR + 7.500%) due 3/6/23	6,747,155
	Dell International LLC:
3,629,170	4.190% (1-Month USD-LIBOR + 1.750%) due 9/7/21	3,622,673
4,765,816	4.440% (1-Month USD-LIBOR + 2.000%) due 9/7/23	4,738,270
2,781,899	Envigo Laboratories Inc., 11.040% (2-Month USD-LIBOR + 8.500%) due 11/3/21	2,767,990
6,735,565	First Data Corp., 4.437% (1-Month USD-LIBOR + 2.000%) due 7/8/22	6,723,575
2,168,000	General Nutrition Centers Inc., 9.440% (1-Month USD-LIBOR + 7.000%) due 12/31/22	2,186,060
7,275,450	IEA Energy Services LLC, 10.770% (3-Month USD-LIBOR + 8.250%) due 9/25/24	6,729,791
5,385,330	Internap Corp., 9.440% (1-Month USD-LIBOR + 7.000%) due 4/6/22	5,062,210
2,997,159	Lee Enterprises Inc., 12.000% (3-Month USD-LIBOR + 12.000%) due 12/15/22	2,997,159
4,403,813	LSC Communications Inc., 7.900% (1-Week USD-LIBOR + 5.500%) due 9/30/22	4,381,794
3,688,502	McDermott International Inc., 7.440% (1-Month USD-LIBOR + 5.000%) due 5/12/25	3,574,785
1,364,327	Monitronics International Inc., 10.101% (3-Month USD-LIBOR + 7.500%) due 9/30/22	1,296,684
1,079,000	PMHC II Inc., 10.513% (3-Month USD-LIBOR + 7.750%) due 3/30/26	949,520
2,450,000	Production Resource Group LLC, 9.530% (3-Month USD-LIBOR + 7.000%) due 8/21/24	2,401,000
1,069,837	RA Acquistion Purchaser LLC, 12.600% (3-Month USD-LIBOR + 10.000%) due 5/31/23(g)	1,069,837
1,414,684	Town Sports International LLC, 5.940% (3-Month USD-LIBOR + 3.500%) due 11/15/20	1,385,216
5,326,681	Trico Group LLC, 9.601% (3-Month USD-LIBOR + 7.000%) due 2/2/24	5,073,664
2,492,000	Weatherford International Ltd., 3.855% due 7/13/20(h)	2,476,425
	Windstream Services LLC:
3,310,903	4.940% (1-Month USD-LIBOR + 2.500%) due 2/26/21	3,310,903
3,409,000	10.500% (3-Month USD-LIBOR + 5.000%) due 3/29/21(h)	3,471,862
5,301,346	YI LLC, 6.601% (3-Month USD-LIBOR + 4.000%) due 11/7/24	5,274,840
	TOTAL SENIOR LOANS
	(Cost - $87,993,593)	87,193,814
SOVEREIGN BONDS - 2.6%
Argentina - 0.3%
3,500,000	Argentine Republic Government International Bond, 5.625% due 1/26/22	2,714,285
Chile - 0.2%
2,000,000	Chile Government International Bond, 2.250% due 10/30/22	1,992,000

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
Costa Rica - 0.2%
$1,150,000	Costa Rica Government International Bond, 9.995% due 8/1/20	$1,208,937
Dominican Republic - 0.5%
3,553,333	Dominican Republic International Bond, 7.500% due 5/6/21	3,744,325
India - 0.3%
2,000,000	Export-Import Bank of India, 3.125% due 7/20/21	2,007,545
Indonesia - 0.7%
	Indonesia Government International Bond:
3,000,000	4.875% due 5/5/21	3,103,797
2,795,000	3.700% due 1/8/22	2,836,809
	Total Indonesia	5,940,606
Peru - 0.3%
2,500,000	Fondo MIVIVIENDA SA, 3.500% due 1/31/23	2,503,125
Philippines - 0.1%
1,000,000	Philippine Government International Bond, 4.000% due 1/15/21	1,020,740
	TOTAL SOVEREIGN BONDS
	(Cost - $21,534,877)	21,131,563

Shares/Units
PREFERRED STOCKS - 1.8%
Bermuda - 0.3%
30,926	Aspen Insurance Holdings Ltd., 5.625%(e)	759,852
31,722	Axis Capital Holdings Ltd., 5.500%(e)	779,092
42,868	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(a)(e)	1,101,279
	Total Bermuda	2,640,223
United States - 1.5%
10,100	Air Lease Corp., 6.150% (3-Month USD-LIBOR + 3.650%)(a)(e)	268,155
3,000	CoBank ACB, 6.250% (3-Month USD-LIBOR + 4.557%)(a)(e)	313,500
1,000	Dairy Farmers of America Inc., 7.875%(b)(e)	98,205
50,000	Delphi Financial Group Inc., 5.708% (3-Month USD-LIBOR + 3.190%)(a)	1,150,000
21,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(b)(e)	2,306,850
25,550	GMAC Capital Trust I, 8.303% (3-Month USD-LIBOR + 5.785%)(a)	659,701
54,847	Huntington Bancshares Inc., 6.250%(e)	1,433,701
75,960	Morgan Stanley, 5.850% (3-Month USD-LIBOR + 3.491%)(a)(e)	2,005,344
49,200	Morgan Stanley, 6.375% (3-Month USD-LIBOR + 3.708%)(a)(e)(f)	1,319,544
20,000	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(e)	525,800
45,000	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(e)	903,600
43,830	Regions Financial Corp., 5.700% (3-Month USD-LIBOR + 3.148%)*(a)(e)	1,112,405
	Total United States	12,096,805
	TOTAL PREFERRED STOCKS
	(Cost - $15,110,640)	14,737,028
COMMON STOCKS - 1.3%
Colombia - 0.0%
21,182	Frontera Energy Corp.	211,706
United States - 1.3%
267,281	Appvion Inc.*(c)(g)	2,646,082
59,956	Capitol Investment Corp. IV, Class A Shares*	613,949
7,742	Consolidated-Tomoka Land Co.	462,972
219,500	Forum Merger II Corp., Class A Shares*	2,195,000
61,500	Landcadia Holdings II Inc.*	616,230
52	Real Alloy Holding Inc.*(c)(g)	2,063,089

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
United States - 1.3% - (continued)
136,369	Tuscan Holdings Corp.*	$1,335,052
	Total United States	9,932,374
	TOTAL COMMON STOCKS
	(Cost - $11,284,861)	10,144,080
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $638,851,491)	636,529,931

Face Amount†
SHORT-TERM INVESTMENTS - 21.0%
COMMERCIAL PAPERS - 12.0%
$11,760,000	Anheuser-Busch InBev SA/NV, 2.656% due 6/6/19(i)	11,754,887
10,691,000	AT&T Inc., 2.656% due 6/27/19(i)	10,669,591
12,342,000	Boston Scientific Corp., 2.967% due 6/3/19(i)	12,339,372
6,588,000	Campbell Soup Co., 2.913% due 6/25/19(i)	6,575,817
10,660,000	EI du Pont de Nemours & Co., 2.680% due 6/13/19(i)	10,650,041
8,214,000	Ford Motor Credit Co. LLC, 3.116% due 6/5/19(i)	8,210,764
6,562,000	Keurig Dr Pepper Inc., 2.677% due 6/27/19(i)	6,548,860
11,760,000	LyondellBasell Industries NV, 2.628% due 6/18/19(i)	11,744,477
9,088,000	Mondelez International Inc., 2.617% due 6/27/19(i)	9,069,801
8,018,000	Sherwin-Williams Co., 2.716% due 7/1/19(c)(i)	8,000,947
	TOTAL COMMERCIAL PAPERS
	(Cost - $95,583,288)	95,564,557
TIME DEPOSITS - 9.0%
10,465,015	ANZ National Bank - London, 1.740% due 6/3/19	10,465,015
9,596,215	Barclays Bank PLC - London, 1.740% due 6/3/19	9,596,215
52,139,995	Citibank - New York, 1.740% due 6/3/19	52,139,995
	TOTAL TIME DEPOSITS
	(Cost - $72,201,225)	72,201,225
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $167,784,513)	167,765,782
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.4%
MONEY MARKET FUND - 0.4%
3,225,846	Federated Government Obligations Fund, Premier Class, 2.300%(j)
	(Cost - $3,225,846)	3,225,846
	TOTAL INVESTMENTS - 101.0%
	(Cost - $809,862,300#)	807,521,559
	Liabilities in Excess of Other Assets - (1.0)%	(8,330,530)
	TOTAL NET ASSETS - 100.0%	$799,191,029

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2019.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019, amounts to approximately $129,177,426 and represents 16.16% of net assets.
(c)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2019, amounts to approximately $16,200,823 and represents 2.03% of net assets.
(d)	Security is currently in default.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	All or a portion of this security is on loan.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rate shown represents yield-to-maturity.
(j)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to. qualified buyers.

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate +4.300%) due 12/2/44	10/2/18	$2,109,000	$2,140,000	0.27%
UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%)	5/4/17	328,006	768,007	0.10%
UBS Group Funding Switzerland AG, Company Guaranteed Notes, 7.000% (5-Year USD Swap Rate + 4.866%)	4/18/17	1,300,500	1,484,000	0.19%
Total			$4,392,007	0.56%

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Summary of Investments by Security Type^
Corporate Bonds & Notes	62.3%
Senior Loans	10.8
Sovereign Bonds	2.6
Preferred Stocks	1.8
Common Stocks	1.3
Short-Term Investments	20.8
Money Market Fund	0.4
100.0%

^ As a percentage of total investments.

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Strike Price	Value
351	2,979,990	iShares iBoxx HighYield Corp.	CIBC	9/20/19	$87.00	$8,073
		TOTAL OPTION CONTRACTS WRITTEN
		(Premiums received — $16,402)				$8,073

At May 31, 2019, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	2,165,000	BBH	$2,420,660	6/14/19	$14,683	$–	$14,683
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$14,683	$–	$14,683

Currency Abbreviations used in this schedule:
CAD	—	Canadian Dollar
EUR	—	Euro

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
CIBC	—	Canadian Imperial Bank of Commerce

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount†		Security	Value
SECURITIES SOLD SHORT - 0.8%
CORPORATE BONDS & NOTES - 0.8%
Basic Materials - 0.1%
$824,000	EUR	BASF SE, Senior Unsecured Notes, 0.875% due 11/15/27	$947,733
			–
Communications - 0.2%
1,604,000		SoftBank Group Corp., Senior Unsecured Notes, 4.750% due 9/19/24	1,605,998
			–
Consumer Non-cyclical - 0.5%
1,418,000		DaVita Inc., Company Guaranteed Notes, 5.125% due 7/15/24	1,382,125
840,000		McKesson Corp., Senior Unsecured Notes, 3.950% due 2/16/28	855,367
840,000		Quest Diagnostics Inc., Senior Unsecured Notes, 3.450% due 6/1/26	845,832
545,000		Weight Watchers International Inc., Company Guaranteed Notes, 8.625% due 12/1/25(a)	510,937
		Total Consumer Non-cyclical	3,594,261
		TOTAL CORPORATE BONDS & NOTES
		(Proceeds - $6,039,465)	6,147,992
		TOTAL SECURITIES SOLD SHORT - 0.8%
		(Proceeds - $6,039,465)	6,147,992

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019, amounts to approximately $510,937 and represents 0.06% of net assets.

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 88.7%
Alabama - 1.2%
$2,000,000	AA-	Auburn University, Revenue Bonds, Series A, 5.000% due 6/1/35	$2,453,860
1,835,000	Aa2(a)	Black Belt Energy Gas District, Revenue Bonds, Series A, 4.000% due 7/1/46(b)	1,915,391
355,000	AA-	County of Jefferson AL, GO, Series B, 5.000% due 4/1/21	376,815
220,000	A-	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds, 1.850% due 6/1/34(b)	219,036
		Mobile County Board of School Commissioners, Special Tax:
260,000	A-	5.000% due 3/1/28	304,221
175,000	A-	5.000% due 3/1/29	203,908
180,000	A-	5.000% due 3/1/30	208,676
185,000	A-	5.000% due 3/1/31	213,427
145,000	A-	5.000% due 3/1/32	166,351
215,000	A-	5.000% due 3/1/33	246,063
		Montgomery Medical Clinic Board, Revenue Bonds:
60,000	BBB	5.000% due 3/1/26	69,657
115,000	BBB	5.000% due 3/1/27	132,763
125,000	BBB	5.000% due 3/1/28	143,730
105,000	BBB	5.000% due 3/1/29	120,161
125,000	BBB	5.000% due 3/1/30	142,164
3,500,000	A3(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,796,135
		Total Alabama	10,712,358
Alaska - 0.2%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,207,750
		Borough of North Slope AK, GO:
15,000	AA	Series A, 5.000% due 6/30/19	15,039
50,000	AA	Series A, Prerefunded 6/30/20 @ 100, 5.000% due 6/30/21(c)	51,914
215,000	AA	State of Alaska, GO, Series A, 5.000% due 8/1/33	251,051
225,000	A1(a)	State of Alaska International Airports System, Revenue Bonds, Series B, 5.000% due 10/1/33	259,950
		Total Alaska	1,785,704
Arizona - 3.2%
5,000,000	AA+	Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds, 5.000% due 7/1/27	6,147,050
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,474,200
1,800,000	A+	Chandler Industrial Development Authority, Revenue Bonds, 5.000% due 6/1/49(b)(d)(e)	2,059,020
		City of Glendale AZ, Revenue Bonds:
230,000	AA+	Series A, 5.000% due 7/1/27	273,889
215,000	AA+	Series A, 5.000% due 7/1/28	255,186
235,000	AA+	Series A, 5.000% due 7/1/29	277,732
105,000	AA	5.000% due 7/1/23	119,206
95,000	AA	5.000% due 7/1/25	113,606
45,000	AA	5.000% due 7/1/28	55,609
85,000	AA	5.000% due 7/1/32	102,597
65,000	AA	City of Glendale AZ, GO, AGM, 4.000% due 7/1/21	68,403
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM:
55,000	AA	5.000% due 7/1/24	64,254
60,000	AA	5.000% due 7/1/25	71,828
105,000	AA	5.000% due 7/1/26	124,762
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
30,000	AAA	Series A, 5.000% due 7/1/20	31,151
65,000	AA-	Series A, 5.000% due 7/1/27(d)	80,224
90,000	AA-	Series A, 5.000% due 7/1/28(d)	110,462
6,365,000	AAA	Series B, 4.000% due 7/1/29	7,033,325
30,000	AAA	Series C, 5.000% due 7/1/21	32,201

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Arizona - 3.2% - (continued)
$1,000,000	AAA	City of Scottsdale AZ, GO, 5.000% due 7/1/23	$1,141,250
		County of Pima AZ Sewer System Revenue, Revenue Bonds:
15,000	AA	Series A, 5.000% due 7/1/22	16,599
30,000	AA	Series A, 5.000% due 7/1/23	33,190
60,000	AA	Series B, 5.000% due 7/1/20	62,296
60,000	AA	Series B, Prerefunded 7/1/21 @ 100, 5.000% due 7/1/25(c)	64,338
2,500,000	BBB+	Industrial Development Authority of the City of Phoenix, Revenue Bonds, 1.900% due 12/1/35(b)(d)	2,500,750
820,000	AAA	Maricopa County Community College District, GO, Series D, 4.250% due 7/1/25	866,756
		Maricopa County Industrial Development Authority, Revenue Bonds:
145,000	NR	6.000% due 1/1/48(f)	150,800
190,000	AA-	Series A, 4.000% due 1/1/24	209,992
70,000	AA-	Series A, 5.000% due 1/1/22	76,099
145,000	AA-	Series A, 5.000% due 1/1/23	162,216
60,000	AA-	Series A, 5.000% due 1/1/24	68,949
225,000	AA-	Series A, 5.000% due 1/1/25	265,174
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	849,668
430,000	AA-	Series B, 5.000% due 1/1/48(b)	477,089
290,000	AA-	Series C, 5.000% due 1/1/48(b)	338,062
50,000	AA-	McAllister Academic Village LLC, Revenue Bonds, 5.000% due 7/1/21	53,551
145,000	AA	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 5.000% due 1/1/33	179,651
		State of Arizona, COP:
195,000	AA	AGM, Series A, 5.250% due 10/1/20	197,414
245,000	AA-	Series A, 5.000% due 10/1/20	255,601
215,000	AA-	Series A, 5.000% due 10/1/21	231,654
225,000	AA-	Series A, 5.000% due 10/1/22	249,968
300,000	AA-	Series A, 5.000% due 10/1/23	342,552
310,000	AA-	Series A, 5.000% due 10/1/24	363,618
		Tempe Industrial Development Authority, Revenue Bonds:
5,000	NR	Series A, 6.000% due 10/1/37(f)	5,634
15,000	NR	Series A, 6.125% due 10/1/47(f)	16,797
15,000	NR	Series A, 6.125% due 10/1/52(f)	16,742
225,000	NR	Series B, 4.000% due 10/1/23(f)	227,018
		Total Arizona	28,918,133
Arkansas - 0.0%
90,000	Aa2(a)	Little Rock School District, GO, 3.000% due 2/1/22	92,940
California - 2.8%
50,000	Aa3(a)	Abag Finance Authority for Nonprofit Corps, Revenue Bonds, Prerefunded 8/1/19 @ 100, 6.250% due 8/1/39(c)	50,388
60,000	A-	Alameda Corridor Transportation Authority, Revenue Bonds, Series A, 5.000% due 10/1/23	69,135
		Bay Area Toll Authority, Revenue Bonds:
2,000,000	AA	Series A, 2.250% due 4/1/45(b)	2,028,500
255,000	AA	Series A, 2.950% due 4/1/47(b)	273,508
210,000	AA	Series B, 2.850% due 4/1/47(b)	222,428
195,000	AA	Series C, 2.100% due 4/1/45(b)	197,114
		California Health Facilities Financing Authority, Revenue Bonds:
115,000	AA-	Series A, 5.000% due 7/1/25	131,932
3,500,000	AA-	Series C, 1.000% due 8/15/53(b)	3,494,400
85,000	AA-	Series D, 5.000% due 8/15/35	90,849
		California Municipal Finance Authority, Revenue Bonds:
55,000	BBB+(g)	5.000% due 6/30/28(d)	67,278
45,000	BBB+(g)	5.000% due 12/31/28(d)	54,883

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
California - 2.8% - (continued)
$60,000	BBB+(g)	5.000% due 6/30/29(d)	$72,899
30,000	BBB+(g)	5.000% due 12/31/29(d)	36,328
90,000	BBB+(g)	5.000% due 6/30/31(d)	107,819
85,000	BBB+(g)	5.000% due 12/31/31(d)	101,650
600,000	BBB+	California Pollution Control Financing Authority, Revenue Bonds, Series A, 1.900% due 8/1/23(b)(d)(f)	600,180
		California State Public Works Board, Revenue Bonds:
60,000	A+	Series A, 5.000% due 4/1/22	66,034
145,000	A+	Series A, 5.000% due 4/1/23	159,411
115,000	A+	Series A, 5.250% due 10/1/24	125,083
115,000	A+	Series A, 5.250% due 10/1/25	125,056
70,000	A+	Series D, 5.000% due 12/1/21	76,249
30,000	A+	Series G, 5.000% due 11/1/23	33,573
30,000	A+	Series G, 5.000% due 11/1/24	33,562
50,000	AA+	City of Los Angeles CA Wastewater System Revenue, Revenue Bonds, Series A, Prerefunded 6/1/19 @ 100, 5.750% due 6/1/34(c)	50,000
3,000,000	AA-	City of Riverside CA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 8/1/36	3,728,760
65,000	AA-	County of San Bernardino CA, COP, Series A, 5.250% due 8/1/26	65,411
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	160,347
145,000	A+	Series A, 5.000% due 6/1/29	164,914
115,000	BBB+	Series A1, 5.000% due 6/1/25	132,878
30,000	BBB+	Series A1, 5.000% due 6/1/26	35,312
115,000	AA+	Los Angeles Community College District, GO, Series A, Prerefunded 8/1/19 @ 100, 6.000% due 8/1/33(c)	115,857
290,000	AA	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/29	346,388
1,500,000	Aa2(a)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,892,355
		Modesto Irrigation District, Revenue Bonds:
30,000	A+	Series A, 5.000% due 7/1/22	32,297
110,000	A+	Series A, 5.000% due 7/1/23	118,187
		Northern California Power Agency, Revenue Bonds:
35,000	A+	Series A, 5.000% due 7/1/19	35,097
65,000	A+	Series A, 5.000% due 7/1/22	65,181
170,000	Aa3(a)	Oakland Alameda County Coliseum Authority, Revenue Bonds, Series A, 5.000% due 2/1/23	186,021
		Oakland Unified School District, GO:
100,000	AA	AGM, 5.000% due 8/1/26	119,689
30,000	A-	Series A, 5.000% due 8/1/28	35,284
145,000	A+	Port of Oakland, Revenue Bonds, Series P, 5.000% due 5/1/22(d)	158,955
		Poway Unified School District Public Financing Authority, Special Tax:
35,000	NR	Series A, 5.000% due 9/1/25	40,626
45,000	NR	Series A, 5.000% due 9/1/28	51,742
50,000	NR	Series A, 5.000% due 9/1/32	56,594
90,000	A	Sacramento City Financing Authority, Tax Allocation, Series A, NPFG, zero coupon, due 12/1/26	75,753
255,000	AA-	San Diego Convention Center Expansion Financing Authority, Revenue Bonds, Series A, 5.000% due 4/15/23	281,214
75,000	AA-	San Diego Unified School District, GO, Series C, zero coupon, due 7/1/34	49,675
		San Marcos Unified School District, GO:
105,000	AA-	Series B, zero coupon, due 8/1/35	67,094
60,000	AA-	Series B, zero coupon, due 8/1/37	35,766
55,000	AA+	Santa Monica-Malibu Unified School District, GO, NPFG, zero coupon, due 8/1/20	54,105

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
California - 2.8% - (continued)
		State of California, GO:
$3,125,000	AA-	4.000% due 12/1/30(b)	$3,273,406
3,000,000	AA-	5.000% due 4/1/36	3,778,140
80,000	AA-	5.000% due 9/1/29	98,288
435,000	AA-	Series B, 5.000% due 8/1/26	540,052
205,000	AA-	Series C, 5.000% due 8/1/29	252,093
		State of California Department of Water Resources, Revenue Bonds:
65,000	AAA	Series AI, 5.000% due 12/1/25	71,021
140,000	AAA	Series AI, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/29(c)	153,093
40,000	AA+	Union Elementary School District, GO, Series A, NPFG, zero coupon, due 9/1/20	39,293
100,000	Aa3(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	117,628
230,000	AA-	West Contra Costa Unified School District, GO, 5.000% due 8/1/26	255,236
		Total California	24,952,011
Colorado - 1.0%
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	A+	Series A, 5.000% due 11/15/24(d)	76,134
30,000	A+	Series A, 5.000% due 11/15/27(d)	37,224
145,000	A+	Series A, 5.000% due 11/15/28(d)	178,607
145,000	A+	Series A, 5.000% due 11/15/29(d)	177,296
115,000	A+	Series A, 5.000% due 11/15/30(d)	139,562
		Colorado Health Facilities Authority, Revenue Bonds:
220,000	BBB+	Series D3, 5.000% due 10/1/38(b)	236,317
2,115,000	AA	5.000% due 11/15/36(b)	2,416,239
655,000	#Aaa(a)	zero coupon, due 7/15/22	622,715
190,000	A3(a)	5.000% due 9/1/46	215,297
		E-470 Public Highway Authority, Revenue Bonds:
140,000	A	Series B, NPFG, zero coupon, due 9/1/20	137,016
60,000	A	zero coupon, due 9/1/35	35,347
85,000	A	zero coupon, due 9/1/37	45,936
110,000	A	zero coupon, due 9/1/38	57,100
1,500,000	AAA	Metro Wastewater Reclamation District, Revenue Bonds, Series A, 4.000% due 4/1/30	1,592,985
2,250,000	AA-	State of Colorado, COP, Series A, 4.000% due 12/15/36	2,496,015
210,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series C, 5.000% due 11/15/38(b)	225,406
		Total Colorado	8,689,196
Connecticut - 1.0%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
1,030,000	AAA	Series A, 2.050% due 7/1/35(b)	1,042,329
65,000	A-	Series S, 5.000% due 7/1/26	78,217
30,000	A-	Series S, 5.000% due 7/1/29	37,087
4,465,000	AAA	Series V1, 1.950% due 7/1/36(b)	4,465,000
		State of Connecticut, GO:
90,000	A	Series A, 5.000% due 3/15/26	107,662
150,000	A	Series A, 5.000% due 4/15/30	186,681
170,000	A	Series A, 5.000% due 4/15/34	207,422
60,000	A	Series A, 5.000% due 4/15/35	72,874
85,000	A	Series E, 5.000% due 9/15/23	93,579
100,000	A	Series E, 5.000% due 10/15/26	120,997
150,000	A	Series E, 5.000% due 10/15/29	179,193
1,600,000	A	Series F, 5.000% due 9/15/26	1,932,880
330,000	A+	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	408,319
		Total Connecticut	8,932,240

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Delaware - 0.4%
		Delaware River & Bay Authority, Revenue Bonds:
$85,000	A	Series C, 5.000% due 1/1/22	$92,563
35,000	A	Series C, 5.000% due 1/1/24	40,271
80,000	A	Series C, 5.000% due 1/1/25	91,892
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(c)	3,691,733
		Total Delaware	3,916,459
District of Columbia - 0.5%
		District of Columbia, Revenue Bonds:
120,000	AAA	Series A, 5.000% due 12/1/36	129,454
195,000	A1(a)	Series A, 5.000% due 6/1/40	200,637
		Metropolitan Washington Airports Authority, Revenue Bonds:
2,500,000	AA-	Series A, 5.000% due 10/1/24(d)	2,917,825
115,000	AA-	Series A, 5.000% due 10/1/28(d)	144,507
280,000	AA-	Series A, 5.000% due 10/1/29(d)	345,189
95,000	AA-	Series A, 5.000% due 10/1/30(d)	117,462
205,000	AA-	Series A, 5.000% due 10/1/31(d)	250,216
60,000	AA-	Series A, 5.000% due 10/1/34(d)	71,491
55,000	AA-	Series A, 5.000% due 10/1/36(d)	65,131
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	291,014
		Total District of Columbia	4,532,926
Florida - 4.6%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	109,978
215,000	Aa3(a)	5.000% due 7/1/30	246,839
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	98,940
		Citizens Property Insurance Corp., Revenue Bonds:
80,000	A+	Series A1, 5.000% due 6/1/21	85,605
60,000	A+	Series A1, 5.000% due 6/1/22	66,120
		City of Clearwater FL Water & Sewer Revenue, Revenue Bonds:
40,000	AA	5.000% due 12/1/21	43,458
65,000	AA	Prerefunded 12/1/21 @ 100, 5.000% due 12/1/23(c)	70,377
70,000	AA	Prerefunded 12/1/21 @ 100, 5.000% due 12/1/24(c)	75,790
685,000	AA-	City of Gainesville FL Utilities System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/44	838,385
		City of Jacksonville FL, Revenue Bonds:
115,000	A+	5.000% due 10/1/22	127,582
155,000	A+	5.000% due 10/1/23	171,853
		City of Tallahassee FL, Revenue Bonds:
15,000	Baa1(a)	5.000% due 12/1/19	15,232
35,000	Baa1(a)	5.000% due 12/1/21	37,624
50,000	Baa1(a)	5.000% due 12/1/40	55,555
		City of Tampa FL, Revenue Bonds:
45,000	Aa2(a)	5.000% due 11/15/19	45,729
55,000	A+	5.000% due 9/1/28	60,379
170,000	AA	City of Tampa FL Solid Waste System Revenue, Revenue Bonds AGM, 5.000% due 10/1/19(d)	171,862
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A+	5.000% due 10/1/30(d)	72,697
90,000	A+	5.000% due 10/1/31(d)	108,585
120,000	A+	Series A, 5.000% due 10/1/29(d)	140,925
85,000	A+	Series A, 5.000% due 10/1/31(d)	99,011
115,000	A+	Series A, 5.000% due 10/1/32(d)	133,406
90,000	A+	Series Q1, 5.000% due 10/1/23	100,592
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
40,000	AA+	Series A, 5.000% due 9/1/20(d)	41,644

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Florida - 4.6% - (continued)
$40,000	AA+	Series A, 5.000% due 9/1/21(d)	$42,843
50,000	AA+	Series A, 5.000% due 9/1/22(d)	55,072
60,000	AA+	Series A, 5.000% due 9/1/23(d)	67,775
65,000	AA+	Series A, 5.000% due 9/1/24(d)	75,069
65,000	AA+	Series A, 5.000% due 9/1/25(d)	76,679
65,000	AA+	Series A, 5.000% due 9/1/26(d)	78,271
		County of Indian River FL Water & Sewer Revenue, Revenue Bonds:
55,000	AA	5.000% due 9/1/21	55,463
65,000	AA	5.000% due 9/1/22	65,517
		County of Miami-Dade FL, Revenue Bonds:
160,000	A+	5.000% due 10/1/28	193,962
120,000	A+	5.000% due 10/1/29	144,536
215,000	A+	5.000% due 10/1/30	257,065
65,000	A+	Series A, 5.000% due 10/1/25	72,045
210,000	A+	Series B, NPFG, 5.000% due 6/1/20	217,123
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	137,998
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
85,000	A	Series A, 5.000% due 10/1/22(d)	94,096
290,000	A	Series A, 5.000% due 10/1/24(d)	320,934
55,000	A	Series A, 5.000% due 10/1/27(d)	63,827
80,000	A	Series A, 5.000% due 10/1/29(d)	92,094
70,000	A	Series A, 5.000% due 10/1/30	84,487
30,000	A	Series A, 5.000% due 10/1/31	36,026
160,000	A	Series A, 5.000% due 10/1/33(d)	181,589
70,000	A	Series A, 5.000% due 10/1/35(d)	79,033
90,000	A	Series A1, 5.000% due 10/1/22	94,282
135,000	A2(a)	Series A1, Prerefunded 10/1/20 @ 100, 5.375% due 10/1/41(c)	141,944
105,000	A	Series B, 5.000% due 10/1/20(d)	109,645
65,000	A	Series B, 5.000% due 10/1/24	72,717
295,000	AA	Series B, AGM, 5.000% due 10/1/35	307,602
215,000	A	Series B, 5.000% due 10/1/37	245,399
		County of Miami-Dade FL Transit System, Revenue Bonds:
35,000	AA	5.000% due 7/1/21	37,530
50,000	AA	5.000% due 7/1/42	54,322
		Duval County Public Schools, COP:
125,000	AA-	Series B, 5.000% due 7/1/27	147,183
30,000	AA-	Series B, 5.000% due 7/1/28	35,230
190,000	AA-	Series B, 5.000% due 7/1/30	222,653
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(a)	5.000% due 10/1/24	35,248
45,000	A2(a)	5.000% due 10/1/27	53,650
80,000	A1(a)	Series A, 5.000% due 10/1/22	89,139
355,000	A2(a)	Series A, 5.000% due 10/1/26	391,171
55,000	A2(a)	Series A, 5.000% due 10/1/30	66,466
60,000	A2(a)	Series A, 5.000% due 10/1/31	72,188
2,000,000	Aa1(a)	Series C, 2.290% due 10/1/35(b)	2,000,000
2,500,000	AA	Florida's Turnpike Enterprise, Revenue Bonds, Series C, 4.375% due 7/1/37	2,683,875
		Greater Orlando Aviation Authority, Revenue Bonds:
100,000	A+	Series A, 5.000% due 10/1/28(d)	122,609
60,000	A+	Series A, 5.000% due 10/1/30(d)	72,595
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	5.000% due 6/1/28	40,119
70,000	A-	5.000% due 6/1/35	77,609

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Florida - 4.6% - (continued)
$345,000	AA	Highlands County Health Facilities Authority, Revenue Bonds, 6.000% due 11/15/37	$351,810
105,000	WR(a)	Hillsborough County Industrial Development Authority, Revenue Bonds, Prerefunded 8/15/19 @ 101, 8.000% due 8/15/32(c)	107,383
		Indian River County School Board, COP:
75,000	AA-	Series A, 5.000% due 7/1/24	87,141
60,000	AA-	Series A, 5.000% due 7/1/25	71,483
200,000	A	JEA Electric System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/26	241,058
		Lake County School Board, COP:
30,000	AA	Series A, AGM, 5.000% due 6/1/25	34,518
50,000	AA	Series A, AGM, 5.000% due 6/1/26	57,427
15,000	AA	Series A, AGM, 5.000% due 6/1/28	17,137
		Lee Memorial Health System, Revenue Bonds:
755,000	A+	Series A, 5.000% due 4/1/33(b)	889,481
550,000	A+	Series A, 5.000% due 4/1/33	674,553
415,000	A+	Series A, 5.000% due 4/1/35	503,407
60,000	AA	Manatee County School District, Revenue Bonds AGM, 5.000% due 10/1/25	72,131
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A	Series A, 5.000% due 7/1/31	53,012
115,000	A	Series A, 5.000% due 7/1/32	135,010
95,000	A	Series A, 5.000% due 7/1/33	111,186
30,000	A	Series A, 5.000% due 7/1/34	34,980
235,000	A	Series A, 5.000% due 7/1/40	243,032
85,000	A	Series A, 5.000% due 7/1/44	94,765
		Mid-Bay Bridge Authority, Revenue Bonds:
105,000	BBB+	Series A, 5.000% due 10/1/27	121,902
145,000	BBB+	Series A, 5.000% due 10/1/28	167,884
80,000	BBB+	Series A, 5.000% due 10/1/29	92,154
70,000	BBB+	Series A, 5.000% due 10/1/30	80,118
		Orange County Health Facilities Authority, Revenue Bonds:
130,000	A+	5.250% due 10/1/20	131,609
200,000	A+	Series A, 5.000% due 10/1/39	231,506
365,000	A+	Series A, 5.000% due 10/1/42	387,378
150,000	A+	Series B, 5.000% due 10/1/42	159,238
		Orange County School Board, COP:
115,000	Aa2(a)	Series B, Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(c)	127,708
200,000	Aa2(a)	Series C, 5.000% due 8/1/29	236,102
		Orlando Utilities Commission, Revenue Bonds:
50,000	AA	Series A, 5.000% due 10/1/23	57,431
25,000	AA	Series A, 5.000% due 10/1/25	30,272
45,000	AA	Series B, 5.000% due 10/1/19	45,530
100,000	AA	Series B, 5.000% due 10/1/20	104,735
60,000	A+	Orlando-Orange County Expressway Authority, Revenue Bonds, 5.000% due 7/1/20	62,257
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	BBB+	5.000% due 12/1/23	11,336
20,000	BBB+	5.000% due 12/1/24	23,202
		Palm Beach County School District, COP:
55,000	Aa3(a)	Series A, 5.000% due 8/1/22	60,927
35,000	Aa3(a)	Series A, 5.000% due 8/1/23	39,904
40,000	Aa3(a)	Series A, 5.000% due 8/1/24	46,791
135,000	Aa3(a)	Series A, 5.000% due 8/1/25	161,754
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	863,970
135,000	Aa3(a)	Series B, 5.000% due 8/1/25	161,754
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	358,290
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	285,857

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Florida - 4.6% - (continued)
$160,000	Aa3(a)	Series B, 5.000% due 8/1/28	$190,058
695,000	Aa3(a)	Series D, 5.000% due 8/1/26	830,038
315,000	Aa3(a)	Series D, 5.000% due 8/1/27	375,187
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	130,665
250,000	AA+	Palm Beach County Solid Waste Authority, Revenue Bonds, 5.000% due 10/1/24	270,258
		School Board of Miami-Dade County, COP:
570,000	A+	Series A, 5.000% due 5/1/31	670,901
120,000	AA	Series A, AGM, 5.000% due 5/1/27	141,509
220,000	A+	Series B, 5.000% due 8/1/27	264,847
395,000	A+	Series B, 5.000% due 5/1/28	462,324
340,000	A+	Series D, 5.000% due 11/1/24	397,467
355,000	A+	Series D, 5.000% due 11/1/25	413,209
230,000	A+	Series D, 5.000% due 11/1/26	266,554
115,000	A+	Series D, 5.000% due 2/1/29	136,167
190,000	A+	Series D, 5.000% due 2/1/30	223,856
		School District of Broward County, COP:
155,000	A+	Series A, 5.000% due 7/1/21	166,141
145,000	A+	Series A, 5.000% due 7/1/22	160,092
45,000	A+	Series A, 5.000% due 7/1/25	49,470
460,000	A+	Series A, 5.000% due 7/1/26	534,349
265,000	A+	Series A, 5.000% due 7/1/27	314,200
115,000	A+	Series A, 5.000% due 7/1/28	135,117
70,000	A+	Series A, 5.000% due 7/1/32	82,882
120,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(c)	132,536
580,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/26(c)	640,593
60,000	A+	Series B, 5.000% due 7/1/25	71,905
335,000	A+	Series B, 5.000% due 7/1/26	397,410
230,000	A+	Series B, 5.000% due 7/1/27	272,702
390,000	A+	Series B, 5.000% due 7/1/28	458,223
		Seminole County School Board, COP:
60,000	Aa3(a)	Series C, 5.000% due 7/1/23	67,966
50,000	Aa3(a)	Series C, 5.000% due 7/1/24	58,120
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	137,039
80,000	Baa1(a)	South Lake County Hospital District, Revenue Bonds, Series A, 6.250% due 4/1/39	80,222
		South Miami Health Facilities Authority, Revenue Bonds:
75,000	AA-	5.000% due 8/15/24	87,171
120,000	AA-	5.000% due 8/15/25	142,898
		St Lucie County School Board, COP:
60,000	A	Series A, 5.000% due 7/1/25	67,410
125,000	A	Series A, 5.000% due 7/1/27	139,904
		State of Florida, GO:
5,995,000	AAA	5.000% due 7/1/32	7,503,941
358,000	AAA	Series C, 5.000% due 6/1/20	370,792
289,000	AAA	Series C, 5.000% due 6/1/22	309,432
80,000	AAA	Series D, 5.000% due 6/1/21	80,800
145,000	AAA	Series E, 5.000% due 6/1/24	155,221
2,000,000	AA+	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	2,517,960
		Tampa Bay Water, Revenue Bonds:
70,000	AA+	NPFG, 5.500% due 10/1/22	79,176
70,000	AA+	Series A, NPFG, 6.000% due 10/1/29	96,622
145,000	AA	Volusia County School Board, COP, Series A, 5.000% due 8/1/32	169,211
		Total Florida	40,764,516

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Georgia - 2.3%
$830,000	A-	Burke County Development Authority, Revenue Bonds, 2.925% due 11/1/53(b)	$858,353
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	35,824
70,000	AA-	5.000% due 11/1/29	83,176
205,000	#Aaa(a)	Colquitt County Development Authority, Revenue Bonds, zero coupon, due 12/1/21	196,289
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	48,816
		DeKalb County Hospital Authority, Revenue Bonds:
170,000	WD(g)	Prerefunded 9/1/20 @ 100, 6.000% due 9/1/30(c)	178,961
310,000	WD(g)	Prerefunded 9/1/20 @ 100, 6.125% due 9/1/40(c)	326,814
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	189,804
		Main Street Natural Gas, Inc., Revenue Bonds:
1,690,000	Aa1(a)	Series B, 4.000% due 8/1/49(b)	1,872,689
840,000	Aa2(a)	Series C, 4.000% due 8/1/48(b)	914,987
335,000	AA+	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, Prerefunded 7/1/19 @ 100, 5.250% due 7/1/36(c)	335,968
195,000	A3(a)	Monroe County Development Authority, Revenue Bonds, 2.350% due 10/1/48(b)	194,856
		Municipal Electric Authority of Georgia, Revenue Bonds:
45,000	A-	Series A, 5.250% due 1/1/20	45,886
265,000	A-	Series A, 5.000% due 1/1/21	278,107
105,000	A	Series GG, 5.000% due 1/1/24	116,254
35,000	A	Series GG, 5.000% due 1/1/25	38,750
145,000	A	Series GG, 5.000% due 1/1/26	160,395
		Municipal Gas Authority of Georgia, Revenue Bonds:
40,000	AA-	5.000% due 10/1/24	46,619
60,000	AA-	Series Q, 5.000% due 10/1/22	66,544
35,000	AA-	Series S, 5.000% due 10/1/22	38,817
70,000	AA-	Series S, 5.000% due 10/1/24	77,467
3,000,000	AA	Private Colleges & Universities Authority, Revenue Bonds, Series B, 5.000% due 9/1/29	3,024,780
		State of Georgia, GO:
5,000,000	AAA	Series A, 5.000% due 7/1/29	6,399,500
3,835,000	AAA	Series C, 5.000% due 7/1/29	4,797,892
		Total Georgia	20,327,548
Hawaii - 0.1%
		City & County of Honolulu HI, GO:
115,000	Aa1(a)	Series D, 5.000% due 9/1/22	127,936
90,000	Aa1(a)	Series D, 5.000% due 9/1/26	110,972
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	614,195
115,000	AA-	State of Hawaii Airports System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/45(d)	130,142
		Total Hawaii	983,245
Idaho - 0.4%
		Idaho Housing & Finance Association, Revenue Bonds:
60,000	A2(a)	5.000% due 7/15/20	62,317
90,000	A2(a)	5.000% due 7/15/21	96,470
100,000	A2(a)	5.000% due 7/15/22	110,244
45,000	A2(a)	5.000% due 7/15/23	50,951
35,000	A2(a)	5.000% due 7/15/24	40,632
35,000	A2(a)	5.000% due 7/15/25	41,601
95,000	A2(a)	5.000% due 7/15/27	117,254
2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d'Alene, GO, 4.000% due 9/15/28	2,775,342
		Total Idaho	3,294,811

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Illinois - 6.6%
		Chicago Board of Education, GO:
$60,000	B+	Series A, 5.000% due 12/1/41	$61,933
45,000	B+	Series A, NPFG, 5.250% due 12/1/21	47,910
185,000	B+	Series A, 5.000% due 12/1/27	211,509
55,000	B+	Series A, 5.000% due 12/1/42	57,319
100,000	B+	Series C, 5.000% due 12/1/24	110,350
640,000	B+	Series C, 5.000% due 12/1/25	716,077
1,465,000	B+	Series C, 5.000% due 12/1/26	1,658,263
505,000	B+	Series C, 5.000% due 12/1/27	577,361
170,000	B+	Series C, 5.500% due 12/1/39	177,684
530,000	B+	Series D, 5.000% due 12/1/46	577,636
45,000	B+	Series C, 5.250% due 12/1/39	48,467
30,000	B+	Series F, 5.000% due 12/1/20	31,258
		Chicago Midway International Airport, Revenue Bonds:
65,000	A	Series A, 5.000% due 1/1/29(d)	76,242
100,000	A	Series A, 5.000% due 1/1/30(d)	116,727
70,000	A	Series A, 5.000% due 1/1/31(d)	81,313
190,000	A	Series A, 5.000% due 1/1/32(d)	211,671
30,000	A	Series B, 5.000% due 1/1/22	32,574
95,000	A	Series B, 5.000% due 1/1/24	108,808
		Chicago O'Hare International Airport, Revenue Bonds:
75,000	BBB+	5.000% due 7/1/38(d)	86,636
50,000	A	Series A, 5.000% due 1/1/22	54,304
130,000	A	Series B, 5.000% due 1/1/20	132,609
200,000	A	Series B, 5.000% due 1/1/22(d)	216,316
420,000	A	Series C, Prerefunded 1/1/21 @ 100, 6.500% due 1/1/41(c)	453,247
65,000	A	Series C, 5.000% due 1/1/22	70,595
40,000	A	Series C, 5.000% due 1/1/23	44,690
45,000	A	Series C, 5.000% due 1/1/24	51,626
65,000	A	Series C, 5.000% due 1/1/25	76,492
60,000	A	Series C, 5.000% due 1/1/26	72,255
70,000	A	Series C, 5.000% due 1/1/33	81,849
80,000	A	Series C, 5.000% due 1/1/34	93,290
60,000	A	Series D, 5.000% due 1/1/27(d)	72,276
15,000	A	Series D, 5.000% due 1/1/28(d)	17,977
85,000	A	Series D, 5.000% due 1/1/31(d)	100,196
45,000	A	Series D, 5.000% due 1/1/33(d)	52,622
		Chicago Transit Authority, Revenue Bonds:
50,000	A+	5.000% due 6/1/22	54,394
45,000	A+	5.000% due 6/1/23	50,065
500,000	BBB+	City of Chicago IL, GO, zero coupon, due 1/1/20	493,410
40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/23	43,016
30,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, AGM, 5.250% due 11/1/33	30,075
		Cook County Forest Preserve District, GO:
30,000	AA-	Series B, 5.000% due 12/15/23	32,335
40,000	AA-	Series B, 5.000% due 12/15/24	43,101
60,000	AA-	Series C, 5.000% due 12/15/25	64,495
155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	182,824
		County of Cook IL, GO:
565,000	AA-	Series A, 5.250% due 11/15/24	594,239
60,000	AA-	Series C, 5.000% due 11/15/22	66,135
145,000	AA-	Series C, 5.000% due 11/15/23	159,469

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Illinois - 6.6% - (continued)
$540,000	AA-	Series C, 5.000% due 11/15/24	$593,131
15,000	AA	Series C, AGM, 5.000% due 11/15/25	16,561
85,000	AA-	Series G, 5.000% due 11/15/25	88,767
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	41,681
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, zero coupon, due 7/15/23	777,878
		Illinois Finance Authority, Revenue Bonds:
90,000	AA-	5.000% due 8/15/23	93,808
40,000	AA+	5.000% due 7/15/25	47,672
60,000	AA+	5.000% due 7/15/26	73,010
75,000	A+	5.000% due 11/15/26	82,119
25,000	Baa1(a)	5.000% due 8/15/27	28,880
70,000	A	5.000% due 5/15/28	82,685
60,000	AA+	5.000% due 7/15/28	75,000
25,000	A+	5.000% due 11/15/29	27,208
40,000	A	5.000% due 5/15/29	47,085
150,000	AAA	5.000% due 7/1/29	183,560
110,000	A3(a)	5.000% due 12/1/29	128,605
145,000	AAA	5.000% due 1/1/30	176,929
255,000	AAA	5.000% due 7/1/31	308,678
235,000	AA+	5.000% due 9/1/32	256,817
175,000	Baa1(a)	5.000% due 8/15/35	196,730
170,000	A	5.000% due 1/1/36	194,388
870,000	A	5.000% due 1/1/38	996,863
315,000	AA+	5.000% due 9/1/38	341,340
2,230,000	A3(a)	5.000% due 12/1/40	2,483,729
230,000	Baa2(a)	5.000% due 5/15/43	243,342
95,000	A+	5.000% due 11/15/43	100,700
1,300,000	A	5.000% due 1/1/44	1,475,695
840,000	Baa1(a)	5.000% due 8/15/44	931,241
100,000	A3(a)	5.000% due 12/1/46	110,945
25,000	BBB+	5.000% due 8/1/49	27,807
4,260,000	AA+	5.000% due 7/15/57(b)	4,748,920
60,000	AA+	Series A, 6.000% due 5/1/20	62,431
10,000	A+	Series A, 5.000% due 11/15/21	10,807
45,000	A	Series A, 5.000% due 5/15/23	49,223
495,000	AA-	Series A, 5.000% due 2/15/24	567,315
95,000	AA-	Series A, 5.000% due 2/15/25	111,405
45,000	AA-	Series A, 5.000% due 2/15/26	53,864
30,000	A	Series A, 5.000% due 11/15/27	35,239
35,000	A	Series A, 5.000% due 11/15/28	40,944
1,000,000	A	Series A, 5.000% due 5/15/29	1,232,550
55,000	A	Series A, 5.000% due 11/15/29	63,895
1,000,000	A	Series A, 5.000% due 5/15/30	1,221,220
75,000	A	Series A, 5.000% due 7/1/30	88,189
1,000,000	A	Series A, 5.000% due 5/15/31	1,206,870
100,000	A	Series A, 5.000% due 11/15/32	114,583
95,000	BBB	Series A, 5.000% due 8/15/33	107,963
50,000	A	Series A, 5.000% due 7/1/34	57,493
15,000	AA+	Series A, 5.000% due 9/1/34	16,989
60,000	A+	Series A, 5.000% due 11/15/34	67,679
255,000	A	Series A, 5.000% due 7/1/36	291,133
70,000	A	Series A, 5.000% due 11/15/45	77,183

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Illinois - 6.6% - (continued)
$20,000	BBB+	Series A, 5.000% due 8/1/47	$22,310
185,000	AA+	Series A, Prerefunded 5/1/20 @ 100, 6.250% due 5/1/21(c)	192,913
60,000	WD(g)	Series A, Prerefunded 2/15/20 @ 100, 5.500% due 8/15/24(c)	61,670
40,000	WD(g)	Series A, Prerefunded 2/15/20 @ 100, 5.750% due 8/15/29(c)	41,182
85,000	A+	Series B, 5.000% due 11/15/26	99,378
40,000	A-	Series C, 5.000% due 8/1/22	43,636
35,000	AA+	Series C, 5.000% due 2/15/22	38,219
45,000	A-	Series C, 5.000% due 8/1/24	51,273
15,000	AA+	Series C, 5.000% due 2/15/24	17,316
75,000	AA+	Series C, 5.000% due 2/15/26	90,666
200,000	AA+	Series C, 5.000% due 2/15/28	245,918
135,000	AA+	Series C, 5.000% due 2/15/29	165,009
50,000	AA+	Series C, 5.000% due 2/15/31	60,197
365,000	AA+	Series C, 5.000% due 2/15/32	436,938
145,000	AA+	Series C, 5.000% due 2/15/33	172,763
35,000	AA+	Series C, 3.750% due 2/15/34	36,859
160,000	AA+	Series C, 4.000% due 2/15/36	174,787
65,000	AA+	Series C, 5.000% due 2/15/36	76,294
485,000	AA+	Series C, 4.000% due 2/15/41(e)	523,747
315,000	AA+	Series C, 5.000% due 2/15/41	365,346
45,000	NR	Series C, Prerefunded 8/15/20 @ 100, 5.000% due 8/15/23(c)	46,866
1,055,000	AA+	Series E, 1.750% due 11/15/42(b)	1,058,777
60,000	AA-	Series L, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/22(c)	65,040
375,000	WD(g)	Prerefunded 8/15/19 @ 100, 7.000% due 8/15/44(c)	379,024
		Illinois Municipal Electric Agency, Revenue Bonds:
290,000	A	Series A, 5.000% due 2/1/28	340,335
105,000	A	Series A, 5.000% due 2/1/31	122,166
		Illinois State Toll Highway Authority, Revenue Bonds:
290,000	AA-	5.000% due 1/1/38	330,191
50,000	AA-	Series A, 5.000% due 12/1/31	58,821
365,000	AA-	Series A, 5.000% due 1/1/40	418,352
175,000	AA-	Series D, 5.000% due 1/1/24	200,436
255,000	Aa3(a)	Kane Cook & DuPage Counties School District No U-46 Elgin, GO, Series B, AMBAC AMBAC, zero coupon, due 1/1/22	244,310
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	301,948
55,000	AA	5.000% due 1/1/29	66,140
155,000	Baa2(a)	Lake County Community High School District No 117 Antioch, GO, Series B, NPFG, zero coupon, due 12/1/20	149,725
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, AGM, zero coupon, due 1/1/24	206,450
		McHenry County Community Unit School District No 200 Woodstock, GO:
215,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/24	194,128
225,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/25	198,263
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	145,712
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	74,578
175,000	AA+	5.000% due 2/1/27	203,849
		Metropolitan Pier & Exposition Authority, Revenue Bonds:
75,000	Baa2(a)	Series A, NPFG, zero coupon, due 6/15/20	73,298
105,000	Baa2(a)	Series A, NPFG, zero coupon, due 6/15/23	95,034
455,000	AA	Series B, AGM, zero coupon, due 6/15/43	186,705
1,080,000	AA	Series B, AGM, zero coupon, due 6/15/44	424,040

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Illinois - 6.6% - (continued)
$115,000	AA	Series B, AGM, zero coupon, due 6/15/47	$39,422
1,400,000	BBB	zero coupon, due 12/15/51	357,014
4,680,000	BBB	Series A, NPFG, zero coupon, due 6/15/28	3,624,426
195,000	BBB	Series A, NPFG, zero coupon, due 12/15/23	174,125
		Railsplitter Tobacco Settlement Authority, Revenue Bonds:
310,000	A	5.000% due 6/1/23	346,784
405,000	A	5.000% due 6/1/24	463,697
405,000	WD(g)	Prerefunded 6/1/21 @ 100, 5.500% due 6/1/23(c)	436,671
		Regional Transportation Authority, Revenue Bonds:
70,000	AA	Series A, 5.000% due 7/1/20	72,510
70,000	AA	Series A, 5.000% due 7/1/21	74,749
		State of Illinois, GO:
345,000	AA	AGM, 5.000% due 1/1/21	351,062
130,000	BBB-	5.000% due 8/1/19	130,656
95,000	BBB-	5.000% due 3/1/20	97,141
120,000	BBB-	5.000% due 11/1/20	125,092
80,000	BBB-	5.000% due 3/1/21	84,058
45,000	BBB-	5.000% due 8/1/21	47,816
225,000	BBB-	5.000% due 1/1/22	240,944
145,000	BBB-	5.000% due 3/1/22	155,910
190,000	BBB-	5.000% due 8/1/22	206,361
45,000	BBB-	5.000% due 2/1/23	49,117
220,000	BBB-	5.000% due 4/1/23	240,981
100,000	BBB-	5.000% due 8/1/23	110,308
225,000	BBB-	5.000% due 6/1/25	253,980
65,000	BBB-	5.000% due 2/1/26	71,333
3,005,000	BBB-	5.000% due 6/1/26	3,424,348
425,000	BBB-	5.000% due 2/1/27	483,019
180,000	BBB-	5.000% due 2/1/28	205,510
60,000	BBB-	5.000% due 4/1/28	65,692
25,000	BBB-	5.000% due 5/1/28	27,406
165,000	BBB-	5.000% due 2/1/29	187,542
305,000	BBB-	5.250% due 2/1/31	334,740
70,000	BBB-	5.000% due 5/1/32	75,641
190,000	BBB-	5.000% due 5/1/33	204,949
115,000	BBB-	5.500% due 7/1/38	125,021
65,000	BBB-	Series A, 4.000% due 1/1/23	67,217
105,000	BBB-	Series A, 5.000% due 1/1/33	109,875
365,000	BBB-	Series B, 5.000% due 9/1/21	388,696
360,000	BBB-	Series B, 5.000% due 9/1/22	391,770
365,000	BBB-	Series B, 5.000% due 9/1/23	403,328
365,000	BBB-	Series B, 5.000% due 9/1/24	410,085
1,500,000	BBB-	Series B, 5.000% due 10/1/26	1,716,525
405,000	BBB-	Series D, 5.000% due 11/1/25	460,068
390,000	BBB-	Series D, 5.000% due 11/1/26	446,764
735,000	A2(a)	Tender Option Bond Trust Receipts/Certificates, Special Tax, Series 2017XG0108, 1.600% due 4/1/46(b)(f)	735,000
		University of Illinois, Revenue Bonds:
115,000	A-	6.000% due 10/1/42	130,174
115,000	A-	6.250% due 10/1/38	131,694
		Will County Community Unit School District No 365 Valley View, GO:
165,000	AA	AGM, Series B, zero coupon, due 11/1/26	139,597
2,420,000	Aa2(a)	Series A, 5.000% due 11/1/25	2,874,355

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Illinois - 6.6% - (continued)
$200,000	AA	Will County School District No 86 Joliet, GO AGM, zero coupon, due 11/1/21	$190,488
		Total Illinois	58,836,659
Indiana - 1.1%
		City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds:
315,000	A	Series A, 5.000% due 10/1/24	365,557
340,000	A	Series A, 5.000% due 10/1/25	403,791
240,000	AA	Series B, AGM, 5.000% due 10/1/20	250,846
160,000	AA	Series B, AGM, 5.000% due 10/1/21	172,315
		City of Whiting IN, Revenue Bonds:
1,020,000	A-	5.000% due 11/1/45(b)(d)	1,123,734
415,000	A-	5.250% due 1/1/21	436,796
330,000	AA+	Hobart Building Corp., Revenue Bonds, Prerefunded 1/15/20 @ 100, NPFG, 6.500% due 1/15/29(c)	340,184
		Indiana Finance Authority, Revenue Bonds:
30,000	AA-	5.000% due 3/1/22	32,508
45,000	AA-	5.000% due 3/1/23	48,963
90,000	AA-	5.000% due 8/15/25	101,741
30,000	AA-	5.000% due 9/1/25	35,624
30,000	AA-	5.000% due 9/1/26	36,305
15,000	AA-	5.000% due 9/1/29	17,864
30,000	AA-	5.000% due 3/1/30	32,349
800,000	BBB+	2.100% due 5/1/34(b)(d)	800,000
240,000	AA-	5.000% due 3/1/36	268,690
60,000	AA-	5.000% due 9/1/36	69,158
155,000	AA-	5.000% due 3/1/41	165,422
65,000	AA	Series A, 5.000% due 10/1/25	72,448
70,000	AA	Series A, 5.000% due 10/1/26	81,806
35,000	AA	Series A, 5.000% due 10/1/28	40,810
115,000	AA	Series A, 5.250% due 10/1/24	124,587
		Indiana Health Facility Financing Authority, Revenue Bonds:
2,500,000	AA+	Series E, 1.450% due 11/15/39(b)	2,500,000
1,000,000	AA+	Series F, 2.000% due 11/15/36(b)	1,010,130
		Indiana Municipal Power Agency, Revenue Bonds:
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(c)	11,076
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/25(c)	11,077
25,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/26(c)	27,691
20,000	A+	Series A, 5.000% due 1/1/24	21,955
20,000	A+	Series A, 5.000% due 1/1/25	21,930
55,000	A+	Series A, 5.000% due 1/1/26	60,237
515,000	AAA	Indiana University, Revenue Bonds, Series W-1, 5.000% due 8/1/26	602,710
		Lake Central Multi-District School Building Corp., Revenue Bonds:
40,000	AA+	Series B, 4.000% due 1/15/22	42,473
30,000	AA+	Series B, 5.000% due 7/15/22	33,083
80,000	AA+	Series B, 5.000% due 7/15/23	89,506
120,000	AA+	Series B, 5.000% due 7/15/24	134,125
125,000	AA+	Series B, 5.000% due 7/15/25	139,574
		Total Indiana	9,727,065
Iowa - 1.4%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,343,265
		Iowa Finance Authority, Revenue Bonds:
3,840,000	AAA	5.000% due 8/1/31	4,733,606
90,000	BBB(g)	Series A, 5.000% due 5/15/43	98,962
215,000	BBB(g)	Series A, 5.000% due 5/15/48	235,608

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Iowa - 1.4% - (continued)
$5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	$5,868,150
		Total Iowa	12,279,591
Kansas - 0.2%
1,000,000	Aa2(a)	Geary County Unified School District No 475, GO, Series B, 5.000% due 9/1/20	1,043,510
		Kansas Development Finance Authority, Revenue Bonds:
10,000	AA	5.000% due 11/15/19	10,159
30,000	AA-	Series H, 5.000% due 3/1/25	30,735
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
130,000	A+	Series A, 5.000% due 9/1/24	143,146
30,000	A+	Series A, 5.000% due 9/1/30	34,994
35,000	A+	Series A, 5.000% due 9/1/32	40,606
30,000	A+	Series B, 5.000% due 9/1/23	33,064
45,000	A+	Series B, 5.000% due 9/1/24	49,550
		Total Kansas	1,385,764
Kentucky - 1.5%
		City of Pikeville KY, Revenue Bonds:
595,000	Baa2(a)	6.000% due 3/1/22	632,598
185,000	Baa2(a)	Prerefunded 3/1/21 @ 100, 6.000% due 3/1/22(c)	199,287
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	29,595
15,000	A1(a)	5.000% due 1/1/26	18,178
45,000	A1(a)	5.000% due 1/1/29	53,788
50,000	A1(a)	5.000% due 1/1/30	59,372
1,530,000	A2(a)	Kentucky Bond Development Corp., Revenue Bonds, Series A, 5.000% due 9/1/24	1,775,289
		Kentucky Economic Development Finance Authority, Revenue Bonds:
45,000	AA	AGM, 5.000% due 12/1/47	49,048
50,000	Baa3(a)	Series B, 5.000% due 6/1/25	56,736
55,000	Baa3(a)	Series B, 5.000% due 6/1/26	62,478
55,000	Baa3(a)	Series B, 5.000% due 6/1/27	62,319
60,000	Baa3(a)	Series B, 5.000% due 6/1/28	67,880
65,000	Baa3(a)	Series B, 5.000% due 6/1/29	73,271
65,000	Baa3(a)	Series B, 5.000% due 6/1/30	72,891
5,000,000	A1(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	5,489,000
		Kentucky State Property & Building Commission, Revenue Bonds:
145,000	A-	5.000% due 5/1/28	177,638
15,000	A-	5.000% due 5/1/29	18,299
40,000	AA	5.000% due 5/1/31	48,577
110,000	A-	Series A, 5.000% due 10/1/27	124,021
165,000	A-	Series A, 5.000% due 2/1/29	193,352
170,000	A-	Series A, 5.000% due 2/1/30	198,225
65,000	A-	Series A, 5.000% due 2/1/32	75,039
80,000	A-	Series A, 5.000% due 2/1/33	92,130
1,285,000	A-	Series B, 5.000% due 11/1/27	1,536,629
55,000	A1(a)	Series D, 5.000% due 5/1/21	58,457
35,000	A1(a)	Series D, 5.000% due 5/1/26	41,828
30,000	A1(a)	Series D, 5.000% due 5/1/27	36,518
30,000	A1(a)	Series D, 5.000% due 5/1/28	36,350
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
100,000	BBB+	5.000% due 12/1/28	108,831
525,000	A-	5.000% due 10/1/29	622,513
335,000	BBB+	5.000% due 12/1/29	364,132
20,000	BBB+	5.000% due 12/1/30	21,657
95,000	A-	5.000% due 10/1/32	110,673

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Kentucky - 1.5% - (continued)
$70,000	A-	Series A, 5.500% due 10/1/33	$79,162
185,000	A-	Series A, 5.750% due 10/1/38	210,043
355,000	A+	University of Louisville, Revenue Bonds, Series C, 3.000% due 9/1/21	365,405
		Total Kentucky	13,221,209
Louisiana - 0.7%
90,000	AA-	City of New Orleans LA, GO, 5.000% due 12/1/20	94,451
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,817,040
		Louisiana Public Facilities Authority, Revenue Bonds:
40,000	A	Series A, 5.000% due 12/15/22	44,620
85,000	A	Series A, 5.000% due 12/15/23	97,322
50,000	A	Prerefunded 7/1/19 @ 100, 6.750% due 7/1/39(c)	50,196
60,000	A2(a)	Louisiana Stadium & Exposition District, Revenue Bonds, Series A, 5.000% due 7/1/24	67,561
		New Orleans Aviation Board, Revenue Bonds:
70,000	A-	Series B, 5.000% due 1/1/24(d)	79,087
85,000	A-	Series B, 5.000% due 1/1/25(d)	98,069
65,000	A-	Series B, 5.000% due 1/1/27(d)	74,838
10,000	A-	Series B, 5.000% due 1/1/29(d)	11,879
20,000	A-	Series B, 5.000% due 1/1/31(d)	23,485
20,000	A-	Series B, 5.000% due 1/1/36(d)	23,105
15,000	A-	Series B, 5.000% due 1/1/37(d)	17,256
20,000	A-	Series D2, 5.000% due 1/1/26(d)	23,554
15,000	A-	Series D2, 5.000% due 1/1/29(d)	17,819
20,000	A-	Series D2, 5.000% due 1/1/30(d)	23,614
45,000	A-	Series D2, 5.000% due 1/1/32(d)	52,598
35,000	A-	Series D2, 5.000% due 1/1/35(d)	40,520
15,000	A-	Series D2, 5.000% due 1/1/38(d)	17,223
3,500,000	AA-	State of Louisiana, GO, Series C, 5.000% due 7/15/20	3,637,130
		Total Louisiana	6,311,367
Maine - 0.3%
		Maine Health & Higher Educational Facilities Authority, Revenue Bonds:
100,000	BBB	5.000% due 7/1/43	106,817
60,000	BBB	Series A, 4.000% due 7/1/41	61,583
25,000	BBB	Series A, 5.000% due 7/1/41	27,572
80,000	BBB	Series A, 4.000% due 7/1/46	81,972
15,000	BBB	Series A, 5.000% due 7/1/46	16,535
20,000	A1(a)	Series D, 5.750% due 7/1/38	20,061
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,510,450
		Maine Turnpike Authority, Revenue Bonds:
65,000	AA-	5.000% due 7/1/25	78,231
60,000	AA-	5.000% due 7/1/27	71,253
		Total Maine	2,974,474
Maryland - 3.7%
		City of Baltimore MD, Revenue Bonds:
105,000	AA	Series C, 5.000% due 7/1/28	129,496
195,000	AA	Series C, 5.000% due 7/1/31	236,658
200,000	AA	Series C, 5.000% due 7/1/33	241,358
170,000	AA-	Series D, 5.000% due 7/1/33	204,756
		County of Baltimore MD, GO:
2,500,000	SP-1+	4.000% due 3/19/20(e)	2,551,725
4,230,000	AAA	Series B, 4.500% due 9/1/24	4,876,006
2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	3,148,150

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Maryland - 3.7% - (continued)
		County of Prince George's MD, GO:
$3,595,000	AAA	Series A, 5.000% due 7/15/22	$3,987,610
5,805,000	AAA	Series A, 5.000% due 7/15/29	7,406,019
2,065,000	AAA	Series C, 4.000% due 8/1/26	2,269,931
405,000	Aa2(a)	Maryland Community Development Administration, Revenue Bonds, Series B, 4.000% due 9/1/49	440,401
		Maryland Economic Development Corp., Revenue Bonds:
115,000	A	6.200% due 9/1/22	117,273
45,000	Baa3(a)	Series A, 5.000% due 6/1/23	50,174
45,000	Baa3(a)	Series A, 5.000% due 6/1/24	51,384
45,000	Baa3(a)	Series A, 5.000% due 6/1/25	52,365
60,000	Baa3(a)	Series A, 5.000% due 6/1/26	71,092
40,000	Baa3(a)	Series A, 5.000% due 6/1/27	48,140
30,000	Baa3(a)	Series A, 5.000% due 6/1/31	35,984
30,000	Baa3(a)	Series A, 5.000% due 6/1/32	35,805
35,000	BBB+	Series D, 5.000% due 3/31/30(d)	40,387
65,000	BBB+	Series D, 5.000% due 3/31/51(d)	71,654
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
30,000	BBB	5.000% due 7/1/27	34,896
40,000	BBB	5.000% due 7/1/28	46,400
65,000	BBB	5.000% due 7/1/29	75,080
30,000	BBB	5.000% due 7/1/31	34,307
35,000	A	Series A, 5.000% due 7/1/24	38,421
30,000	A	Series A, 5.000% due 7/1/25	32,876
65,000	BBB	Series A, 5.000% due 7/1/33	74,705
50,000	BBB	Series A, 5.000% due 7/1/34	57,182
20,000	BBB	Series A, 5.000% due 7/1/35	22,809
50,000	BBB	Series A, 5.000% due 7/1/36	56,776
155,000	BBB	Series A, 4.000% due 7/1/42	161,268
70,000	WD(g)	Prerefunded 7/1/20 @ 100, 5.625% due 7/1/30(c)	73,113
225,000	WD(g)	Prerefunded 7/1/20 @ 100, 5.750% due 7/1/38(c)	235,305
105,000	A	Prerefunded 7/1/19 @ 100, 5.125% due 7/1/39(c)	105,290
2,500,000	AAA	State of Maryland, GO, Series B, 5.000% due 8/1/22	2,776,750
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,217,710
		Total Maryland	33,109,256
Massachusetts - 1.5%
		Commonwealth of Massachusetts, GO:
2,000,000	AA	5.000% due 5/1/42	2,438,240
1,500,000	AA	5.000% due 5/1/47	1,820,805
290,000	AA	Series A, Prerefunded 4/1/21 @ 100, 5.000% due 4/1/23(c)	308,740
90,000	AA	Series B, 5.000% due 7/1/22	99,740
400,000	AA	Series B, 5.250% due 8/1/20	417,720
520,000	AA	Series C, 5.000% due 4/1/23	589,352
45,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/45	51,935
		Massachusetts Development Finance Agency, Revenue Bonds:
45,000	AA-	5.000% due 7/1/23	51,203
115,000	AA-	5.000% due 7/1/24	134,410
500,000	Baa2(a)	5.000% due 7/1/34	598,810
65,000	AAA	Series A, 5.000% due 7/15/22	72,288
145,000	NR	Series A, Prerefunded 11/15/23 @ 100, 6.250% due 11/15/28(c)(f)	169,353
140,000	BBB	Series D, 5.000% due 7/1/44	154,619
500,000	AA+	Series N, 1.450% due 7/1/41(b)	498,880
55,000	AA-	Series Q-1, 5.000% due 7/1/21	55,149
105,000	AA-	Series S, 5.000% due 7/1/30	130,616

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Massachusetts - 1.5% - (continued)
$585,000	A+	Series S-1, 5.000% due 10/1/24	$687,778
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	383,555
		Massachusetts Health & Educational Facilities Authority, Revenue Bonds:
215,000	AA-	Series I4, 5.000% due 7/1/20	215,589
135,000	AA-	Prerefunded 7/1/19 @ 100, 5.000% due 7/1/21(c)	135,360
1,170,000	AA	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A, 5.000% due 1/1/39(b)	1,306,317
2,500,000	AA-	University of Massachusetts Building Authority, Revenue Bonds, 4.000% due 11/1/43	2,638,975
		Total Massachusetts	12,959,434
Michigan - 1.4%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series D, AGM, 2.336% (3-Month USD-LIBOR) due 7/1/32(b)	159,210
85,000	Aa1(a)	Clarkston Community Schools, GO, 5.000% due 5/1/22	93,359
155,000	AA	Detroit Downtown Development Authority, Tax Allocation, Series A, AGM, 5.000% due 7/1/37	171,982
		Grand Rapids Public Schools, GO, AGM:
40,000	AA	5.000% due 5/1/27	49,448
100,000	AA	5.000% due 5/1/30	119,204
145,000	AA	5.000% due 5/1/31	171,993
20,000	AA	5.000% due 5/1/32	23,653
90,000	AA	5.000% due 5/1/33	106,244
55,000	AA	5.000% due 5/1/29	67,328
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	119,467
75,000	A2(a)	5.000% due 5/15/28	89,070
100,000	AAA	Kent County Building Authority, Revenue Bonds, 5.500% due 6/1/22	111,346
		Kent Hospital Finance Authority, Revenue Bonds:
30,000	AA	Series A, 5.000% due 11/15/20	31,453
20,000	AA	Series A, 5.000% due 11/15/21	21,563
		Michigan Finance Authority, Revenue Bonds:
1,250,000	Aa3(a)	5.000% due 11/1/23	1,425,988
45,000	AA-	5.000% due 12/1/23	51,723
750,000	Aa3(a)	5.000% due 11/1/24	878,460
50,000	AA-	5.000% due 12/1/24	59,004
85,000	AA-	5.000% due 12/1/25	102,754
40,000	AA-	5.000% due 12/1/26	49,332
10,000	AA-	5.000% due 7/1/27	11,807
35,000	AA-	5.000% due 12/1/27	43,931
160,000	A+	5.000% due 8/15/28	179,976
60,000	AA-	5.000% due 12/1/28	74,966
30,000	AA-	5.000% due 7/1/29	35,173
60,000	A+	5.000% due 8/15/29	67,387
35,000	AA-	5.000% due 7/1/31	40,669
30,000	AA-	5.000% due 7/1/32	34,828
25,000	AA-	5.000% due 7/1/33	29,006
205,000	A+	5.000% due 11/15/36	222,892
45,000	A+	5.000% due 11/15/42	48,478
735,000	AA-	5.000% due 12/1/44(b)	858,531
45,000	WR(a)	Series A, 5.000% due 6/1/21	47,988
190,000	A	Series A, 5.000% due 11/15/48	225,621
315,000	A	Series A, 4.000% due 11/15/50	338,486
65,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/27(c)	71,611
140,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/39(c)	154,240

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Michigan - 1.4% - (continued)
		Michigan State Building Authority, Revenue Bonds:
$495,000	AA-	Series I, 5.000% due 10/15/34	$588,179
80,000	AA-	Series I, 5.000% due 4/15/35	94,921
		Michigan State Hospital Finance Authority, Revenue Bonds:
750,000	AA-	Series C, 5.000% due 12/1/19	762,923
700,000	AA-	Series C, 5.000% due 12/1/20	735,896
45,000	AA-	Series C, 5.000% due 12/1/24	53,104
40,000	AA-	Series C, 5.000% due 12/1/25	48,355
60,000	AA-	Series C, 5.000% due 12/1/26	73,997
40,000	AA-	Series C, 5.000% due 12/1/27	50,207
60,000	AA-	Series C, 5.000% due 12/1/28	74,966
180,000	AA+	Series C, 2.400% due 11/15/47(b)	183,099
710,000	AA+	Series F5, 4.000% due 11/15/47(b)	786,865
		Michigan Strategic Fund, Revenue Bonds:
290,000	A	1.450% due 8/1/29(b)	286,633
35,000	A	1.450% due 9/1/30(b)	34,594
		Portage Public Schools, GO:
35,000	AA-	5.000% due 11/1/27	42,400
90,000	AA-	5.000% due 11/1/29	108,280
		Royal Oak Hospital Finance Authority, Revenue Bonds:
30,000	A+	5.000% due 9/1/22	33,224
60,000	A+	5.000% due 9/1/24	68,886
95,000	AA	State of Michigan, Revenue Bonds, 5.000% due 3/15/27	117,928
280,000	AA+	State of Michigan Trunk Line Revenue, Revenue Bonds AGM, 5.500% due 11/1/20	295,991
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	153,220
140,000	AA	5.000% due 5/1/31	164,195
145,000	AA	5.000% due 5/1/32	169,553
		Wayne County Airport Authority, Revenue Bonds:
5,000	A	Series A, 5.000% due 12/1/29	6,148
10,000	A	Series A, 5.000% due 12/1/30	12,204
10,000	A	Series A, 5.000% due 12/1/31	12,139
15,000	A	Series A, 5.000% due 12/1/36	17,917
620,000	A	Series B, 5.000% due 12/1/29(d)	748,390
15,000	A	Series B, 5.000% due 12/1/30(d)	17,983
15,000	A	Series B, 5.000% due 12/1/31(d)	17,889
10,000	A	Series B, 5.000% due 12/1/33(d)	11,850
25,000	A	Series B, 5.000% due 12/1/36(d)	29,338
60,000	A	Series C, 5.000% due 12/1/22	66,988
65,000	A	Series C, 5.000% due 12/1/23	74,468
70,000	A	Series C, 5.000% due 12/1/24	82,123
60,000	A	Series C, 5.000% due 12/1/25	72,122
45,000	A	Series C, 5.000% due 12/1/26	55,143
45,000	A	Series C, 5.000% due 12/1/27	56,161
		Total Michigan	12,596,450
Minnesota - 2.2%
60,000	Baa1(a)	City of Maple Grove MN, Revenue Bonds, 5.000% due 9/1/26	69,173
40,000	WD(g)	Housing & Redevelopment Authority of The City of St Paul Minnesota, Revenue Bonds, Prerefunded 11/15/25 @ 100, 5.000% due 11/15/40(c)	48,190
2,500,000	AAA	Metropolitan Council, GO, 3.000% due 3/1/27	2,590,350
		Minnesota Agricultural & Economic Development Board, Revenue Bonds:
120,000	AA	Series C1, AGC, 5.000% due 2/15/21	122,899

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Minnesota - 2.2% - (continued)
$165,000	AA	Series C1, AGC, 5.000% due 2/15/22	$169,046
130,000	A-	Northern Municipal Power Agency, Revenue Bonds, Series A1, 5.000% due 1/1/20	132,609
		State of Minnesota, GO:
3,685,000	AAA	Series A, 5.000% due 8/1/26	4,326,559
5,000,000	AAA	Series A, 5.000% due 8/1/37	6,193,100
4,835,000	AAA	Series B, 5.000% due 8/1/27	6,105,977
		Total Minnesota	19,757,903
Mississippi - 1.0%
3,600,000	AA	Mississippi Business Finance Corp., Revenue Bonds, Series A, 2.290% due 12/1/30(b)	3,600,000
3,000,000	A+	State of Mississippi, Revenue Bonds, Series A, 5.000% due 10/15/34	3,668,850
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	198,251
1,250,000	AA	Series A, 5.000% due 10/1/34	1,523,038
		Total Mississippi	8,990,139
Missouri - 0.5%
		Cape Girardeau County Industrial Development Authority, Revenue Bonds:
30,000	BBB-	Series A, 5.000% due 3/1/27	35,212
35,000	BBB-	Series A, 5.000% due 3/1/36	39,505
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	A+	5.000% due 5/15/29	35,761
30,000	A+	5.000% due 5/15/30	35,528
30,000	A+	5.000% due 5/15/31	35,310
85,000	A+	5.000% due 5/15/36	98,099
70,000	AA-	Series B, 5.000% due 2/1/30	81,993
80,000	AA-	Series B, 5.000% due 2/1/32	92,485
65,000	AA-	Series B, 5.000% due 2/1/36	74,412
20,000	AA-	Series B, 4.000% due 2/1/40	21,091
105,000	AA-	Series B, 5.000% due 2/1/45	117,440
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	3,005,600
10,000	A	Missouri Development Finance Board, Revenue Bonds, Series A, 6.000% due 6/1/20	10,219
10,000	Aaa(a)	Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds, 5.125% due 1/1/20	10,029
		St Louis County Industrial Development Authority, Revenue Bonds:
125,000	BB+(g)	5.000% due 9/1/38	139,270
220,000	BB+(g)	5.125% due 9/1/48	244,928
		Total Missouri	4,076,882
Montana - 0.0%
		Montana Facility Finance Authority, Revenue Bonds:
35,000	A+(g)	5.000% due 2/15/21	36,930
40,000	A+(g)	5.000% due 2/15/22	43,490
60,000	A+(g)	5.000% due 2/15/23	66,942
60,000	A+(g)	5.000% due 2/15/24	68,561
60,000	A+(g)	5.000% due 2/15/25	70,219
90,000	A+(g)	5.000% due 2/15/26	107,228
		Total Montana	393,370
Nebraska - 0.1%
245,000	AA+	Nebraska Investment Finance Authority, Revenue Bonds, Series B, 4.000% due 9/1/49(d)	262,675
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	136,513
125,000	A+	Series B, 5.000% due 1/1/34	147,102
155,000	A+	Series B, 5.000% due 1/1/36	181,138
		Total Nebraska	727,428

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Nevada - 1.2%
		City of Carson City NV, Revenue Bonds:
$20,000	A-	5.000% due 9/1/24	$22,787
15,000	A-	5.000% due 9/1/28	17,879
20,000	A-	5.000% due 9/1/30	23,512
20,000	A-	5.000% due 9/1/32	23,161
20,000	A-	5.000% due 9/1/34	23,028
		Clark County School District, GO:
75,000	A+	Series A, 5.000% due 6/15/21	80,152
65,000	A+	Series A, 5.000% due 6/15/23	73,622
170,000	A+	Series A, 5.000% due 6/15/25	201,897
3,620,000	A+	Series A, 5.000% due 6/15/28	4,529,923
1,000,000	A+	Series C, 5.000% due 6/15/23	1,132,640
280,000	A+	County of Clark Department of Aviation, Revenue Bonds, Series C, 5.000% due 7/1/21(d)	298,405
345,000	A-	County of Clark NV, Revenue Bonds, Series A, 1.875% due 6/1/31(b)	343,606
2,250,000	AA+	County of Clark NV, GO, Series A, 5.000% due 6/1/35	2,756,475
		Las Vegas Valley Water District, GO:
85,000	AA+	Series A, 5.000% due 6/1/32	101,650
145,000	AA+	Series A, 5.000% due 6/1/33	172,882
155,000	AA+	Series A, 5.000% due 6/1/34	184,112
30,000	AA+	Series B, 5.000% due 6/1/22	33,115
60,000	AA+	Series B, 5.000% due 6/1/23	66,231
60,000	AA+	Series B, 5.000% due 6/1/24	66,231
30,000	AA+	Series B, 5.000% due 6/1/25	33,097
		State of Nevada, GO:
40,000	AA	5.000% due 8/1/21	43,041
80,000	AA	5.000% due 3/1/25	89,949
		Total Nevada	10,317,395
New Hampshire - 0.3%
1,535,000	BBB+	City of Manchester NH General Airport Revenue, Revenue Bonds, Series A, 5.000% due 1/1/21	1,611,658
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
40,000	A-	4.000% due 7/1/22	42,593
40,000	AA-	5.000% due 7/1/24	46,751
35,000	A-	5.000% due 7/1/26	38,266
135,000	A-	5.000% due 10/1/26	162,204
145,000	A-	5.000% due 10/1/27	173,359
60,000	A-	5.000% due 10/1/28	71,380
70,000	AA-	5.000% due 7/1/30	87,077
210,000	A-	5.000% due 10/1/30	246,569
25,000	A-	4.000% due 10/1/38	26,032
70,000	A2(a)	Series A, 5.000% due 10/1/43	75,555
		New Hampshire State Turnpike System, Revenue Bonds:
65,000	AA-	Series B, 5.000% due 2/1/22	70,840
65,000	AA-	Series B, 5.000% due 2/1/23	70,716
50,000	AA-	Series B, 5.000% due 2/1/24	54,370
		Total New Hampshire	2,777,370
New Jersey - 1.9%
		Camden County Improvement Authority, Revenue Bonds:
60,000	BBB+	5.000% due 2/15/24	68,155
30,000	BBB+	5.000% due 2/15/25	34,005
		City of Bayonne NJ, GO:
45,000	AA	5.000% due 7/1/31	53,077
30,000	AA	5.000% due 7/1/32	35,284
30,000	AA	5.000% due 7/1/33	35,197

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
New Jersey - 1.9% - (continued)
		New Jersey Economic Development Authority, Revenue Bonds:
$30,000	AA	AGM, 5.000% due 6/1/25	$35,224
40,000	AA	AGM, 5.000% due 6/1/27	48,631
60,000	AA	AGM, 5.000% due 6/1/28	72,459
45,000	AA	AGM, 5.000% due 6/1/29	53,945
40,000	BBB+	5.000% due 3/1/25	43,778
1,000,000	BBB+	5.000% due 6/15/30	1,182,030
185,000	Ba1(a)	5.000% due 10/1/37(d)	205,798
125,000	BBB+	Series I, 5.500% due 9/1/19	126,195
220,000	BBB+	Series II, 5.000% due 3/1/21	230,848
270,000	BBB+	Series NN, 5.000% due 3/1/23	296,957
370,000	BBB+	Series NN, 5.000% due 3/1/24	405,094
580,000	BBB+	Series XX, 5.000% due 6/15/26	660,307
55,000	Baa1(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	64,667
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
10,000	BBB	5.000% due 7/1/21	10,626
25,000	BBB	5.000% due 7/1/22	27,318
90,000	BBB	5.000% due 7/1/23	100,627
25,000	BBB	5.000% due 7/1/24	28,536
25,000	BBB	5.000% due 7/1/25	29,093
10,000	BBB	5.000% due 7/1/26	11,823
15,000	BBB	5.000% due 7/1/27	17,703
75,000	BBB	5.000% due 7/1/28	88,077
250,000	BBB-	5.000% due 7/1/41	276,875
15,000	AA	Series A, 5.000% due 7/1/28	18,215
45,000	AA	Series A, 5.000% due 7/1/33	53,473
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
40,000	AA	Series 1A, 5.000% due 12/1/22(d)	44,070
100,000	AA	Series 1A, 5.000% due 12/1/24(d)	115,108
40,000	AA	Series 1B, 5.000% due 12/1/21(d)	42,999
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
5,000,000	A+	5.000% due 6/15/24	5,688,750
435,000	A+	5.000% due 6/15/27	510,525
870,000	BBB+	Series A, zero coupon, due 12/15/27	679,131
195,000	BBB+	Series A, zero coupon, due 12/15/28	146,406
220,000	BBB+	Series A, 5.000% due 12/15/33	256,560
2,000,000	BBB+	Series A, 5.000% due 12/15/34	2,323,520
350,000	BBB+	Series A, zero coupon, due 12/15/35	197,340
215,000	BBB+	Series AA, 5.000% due 6/15/23	233,613
345,000	BBB+	Series AA, 5.000% due 6/15/24	374,436
360,000	BBB+	Series AA, 5.000% due 6/15/25	404,978
215,000	BBB+	Series AA, 5.000% due 6/15/26	241,434
90,000	BBB+	Series B4, 5.250% due 12/15/19	91,704
		New Jersey Turnpike Authority, Revenue Bonds:
60,000	A+	Series C1, 2.080% (1-Month USD-LIBOR) due 1/1/21(b)	60,030
555,000	A+	Series C5, 2.200% (1-Month USD-LIBOR) due 1/1/28(b)	555,777
		State of New Jersey, COP:
110,000	BBB+	Series A, Prerefunded 6/15/19 @ 100, 5.250% due 6/15/20(c)	110,129
130,000	BBB+	Series A, Prerefunded 6/15/19 @ 100, 5.250% due 6/15/21(c)	130,152
305,000	BBB+	Series A, Prerefunded 6/15/19 @ 100, 5.250% due 6/15/22(c)	305,357
110,000	A-	State of New Jersey, GO, Series Q, 5.000% due 8/15/19	110,748
		Total New Jersey	16,936,784

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
New Mexico - 0.0%
$340,000	A-	City of Farmington NM, Revenue Bonds, Series A, 1.875% due 4/1/29(b)	$338,626
New York - 10.1%
		City of New York NY, GO:
190,000	AA	Series A, 5.000% due 8/1/22	211,096
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,424,255
90,000	AA	Series C, 5.000% due 8/1/27	106,616
5,000,000	AA	Series D1, 5.000% due 12/1/34	6,226,850
2,825,000	AA+	Series F4, 1.450% due 6/1/44(b)	2,825,000
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,199,520
90,000	AA	Series J, 5.000% due 8/1/22	99,993
1,925,000	AA	County of Nassau NY, GO, Series A, AGM, 5.000% due 4/1/32	2,378,145
		Dutchess County Local Development Corp., Revenue Bonds:
30,000	A-	Series A, 5.750% due 7/1/40	31,436
30,000	AA	Series A, AGM, 5.000% due 7/1/20	31,177
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	A+	Series A, 5.000% due 2/15/32	140,858
215,000	A+	Series A, 5.000% due 2/15/35	259,421
		Long Island Power Authority, Revenue Bonds:
60,000	A-	Series B, 5.000% due 9/1/22	66,790
45,000	A-	Series B, 5.000% due 9/1/23	51,545
40,000	A-	Series B, 5.000% due 9/1/24	47,070
		Metropolitan Transportation Authority, Revenue Bonds:
5,000,000	SP-1+	Series A, 5.000% due 3/1/22	5,479,900
230,000	A	Series B, NPFG, 5.250% due 11/15/19	233,931
3,765,000	SP-1	Series B1A, 5.000% due 5/15/20	3,885,894
2,000,000	SP-1	Series B1D, 5.000% due 5/15/20	2,064,220
2,735,000	SP-1	Series B2D, 5.000% due 5/15/21	2,912,802
1,000,000	SP-1	Series C2, 5.000% due 9/1/21	1,074,640
290,000	A	Series C2, zero coupon, due 11/15/33	193,250
770,000	A	Series A1, 5.000% due 11/15/45(b)	805,936
3,000,000	AA	Monroe County Industrial Development Agency, Revenue Bonds, 5.000% due 5/1/33	3,744,300
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A2(a)	Series A, 5.000% due 11/15/51	393,599
860,000	A2(a)	Series A, 5.000% due 11/15/56	945,991
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,724,800
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
770,000	AAA	5.000% due 11/1/20	781,743
160,000	AAA	Series A, 5.000% due 11/1/21	173,856
2,000,000	AAA	Series A3, 4.000% due 8/1/42	2,196,320
145,000	AAA	Series B, 4.000% due 2/1/21	151,278
100,000	AAA	Series B, 5.000% due 2/1/21	105,964
275,000	AAA	Series C2, 5.000% due 5/1/32	342,474
305,000	NR	Prerefunded 11/1/19 @ 100, 5.000% due 11/1/20(c)	309,551
		New York City Water & Sewer System, Revenue Bonds:
1,725,000	AA+	5.000% due 6/15/23	1,977,799
4,285,000	AA+	2.250% due 6/15/50(b)	4,285,000
5,000,000	AA+	Series AA, 5.000% due 6/15/32	5,354,150
		New York State Dormitory Authority, Revenue Bonds:
385,000	AA	5.000% due 5/15/23	424,054
85,000	AA+	Series A, 5.000% due 2/15/20	87,162
145,000	AA	Series A, 5.000% due 7/1/20	145,415
355,000	AA	Series A, 5.000% due 7/1/21	356,029

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
New York - 10.1% - (continued)
$30,000	A-	Series A, 5.000% due 7/1/23	$33,920
70,000	A-	Series A, 5.000% due 7/1/25	83,129
4,000,000	Aa1(a)	Series A, 5.250% due 3/15/38	4,995,640
7,000,000	AA+	Series C, 5.000% due 3/15/33	8,691,480
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,695,090
		New York State Thruway Authority Highway & Bridge Trust Fund, Revenue Bonds:
235,000	AA+	Series A, Prerefunded 4/1/20 @ 100, 5.000% due 4/1/23(c)	242,207
65,000	AA+	Series A1, 5.000% due 4/1/20	66,949
60,000	AA+	Series A1, 5.000% due 4/1/21	63,945
		New York State Urban Development Corp., Revenue Bonds:
5,000,000	AA+	Series A, 5.000% due 3/15/20	5,142,300
285,000	AA+	Series A, 5.000% due 3/15/22	305,543
80,000	AA+	Series A, 5.000% due 3/15/32	97,561
		New York Transportation Development Corp., Revenue Bonds:
245,000	Baa3(a)	5.000% due 7/1/41(d)	269,666
395,000	Baa3(a)	5.250% due 1/1/50(d)	437,613
		Port Authority of New York & New Jersey, Revenue Bonds:
1,400,000	AA-	5.000% due 7/15/36	1,731,002
5,000,000	AA-	Series 207, 5.000% due 9/15/24(d)	5,842,850
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, 4.000% due 10/15/32	445,872
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
85,000	AA-	Series B, 5.000% due 11/15/23	98,651
115,000	AA-	Series B, 5.000% due 11/15/24	132,876
		Total New York	89,626,124
North Carolina - 2.2%
100,000	BBB	Nash Health Care Systems, Revenue Bonds, 5.000% due 11/1/41	105,815
		North Carolina Medical Care Commission, Revenue Bonds:
175,000	A	5.000% due 6/1/21	181,006
115,000	A	5.000% due 6/1/22	118,912
655,000	A	2.200% due 12/1/48(b)	659,913
15,000	A	North Carolina Municipal Power Agency No 1, Revenue Bonds, Series A, 5.000% due 1/1/30	15,037
		State of North Carolina, Revenue Bonds:
330,000	AA	5.000% due 3/1/22	361,578
290,000	AA	5.000% due 3/1/23	326,966
6,500,000	AAA	State of North Carolina, GO, Series A, 5.000% due 6/1/26	8,019,635
10,000,000	AAA	University of North Carolina at Chapel Hill, Revenue Bonds, Series B, 2.016% (1-Month USD-LIBOR) due 12/1/34(b)	9,999,700
		Total North Carolina	19,788,562
Ohio - 1.2%
1,605,000	Baa2(a)	Akron Bath Copley Joint Township Hospital District, Revenue Bonds, 5.250% due 11/15/46	1,841,224
		American Municipal Power, Inc., Revenue Bonds:
45,000	A	5.000% due 2/15/21	47,628
60,000	A	5.000% due 2/15/22	65,551
40,000	A	5.000% due 2/15/42	42,735
800,000	A	Series A, 2.300% due 2/15/38(b)	810,352
65,000	A	Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(c)	70,990
60,000	A	Prerefunded 2/15/22 @ 100, 5.000% due 2/15/24(c)	65,529
10,000	NR	Prerefunded 2/15/22 @ 100, 5.000% due 2/15/42(c)	10,922
		City of Cleveland OH Airport System Revenue, Revenue Bonds:
30,000	AA	Series A, AGM, 5.000% due 1/1/26	35,134
45,000	AA	Series A, AGM, 5.000% due 1/1/28	52,406
65,000	AA	Series A, AGM, 5.000% due 1/1/29	75,373
60,000	AA	Series A, AGM, 5.000% due 1/1/30	69,352

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Ohio - 1.2% - (continued)
		Cleveland Department of Public Utilities Division of Water, Revenue Bonds:
$35,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(c)	$38,129
45,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/27(c)	49,023
55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	65,932
80,000	A+	County of Allen OH Hospital Facilities Revenue, Revenue Bonds, Series B, 5.000% due 8/1/47(b)	87,583
		County of Fairfield OH, Revenue Bonds:
70,000	Baa3(a)	5.000% due 6/15/25	76,693
75,000	Baa3(a)	5.000% due 6/15/26	81,871
80,000	Baa3(a)	5.000% due 6/15/27	87,013
85,000	Baa3(a)	5.000% due 6/15/28	92,112
		County of Franklin OH, Revenue Bonds:
60,000	Aa2(a)	5.000% due 11/1/25	72,229
60,000	Aa2(a)	5.000% due 11/1/26	73,729
65,000	Baa1(a)	County of Lake OH, Revenue Bonds, 5.000% due 8/15/27	75,618
135,000	BBB	County of Lucas OH, Revenue Bonds, Series A, Prerefunded 11/15/21 @ 100, 6.500% due 11/15/37(c)	151,123
		County of Muskingum OH, Revenue Bonds:
35,000	BB+	5.000% due 2/15/20	35,568
170,000	BB+	5.000% due 2/15/27	183,141
65,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	76,170
		County of Wood OH, Revenue Bonds:
20,000	Ba2(a)	5.000% due 12/1/32	21,129
25,000	Ba2(a)	5.000% due 12/1/42	26,117
140,000	A	Ohio Higher Educational Facility Commission, Revenue Bonds, Series A, 5.250% due 1/15/21	143,158
		Ohio State Building Authority, Revenue Bonds:
235,000	AA	Series B, 5.000% due 10/1/21	237,719
60,000	AA	Series B, 5.000% due 10/1/22	60,694
85,000	AA	Series B, 5.000% due 10/1/23	85,984
335,000	A+	Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Series A2, zero coupon, due 2/15/42	159,497
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 1.400% due 12/1/36(b)	2,000,000
		State of Ohio, Revenue Bonds:
1,100,000	BBB+	1.950% due 11/1/35(b)	1,100,000
75,000	AA	5.000% due 1/1/27	92,774
145,000	AA	5.000% due 1/1/29	182,193
1,500,000	AAA	State of Ohio, GO, Series U, 5.000% due 5/1/28	1,915,680
		Total Ohio	10,458,075
Oklahoma - 0.3%
560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	681,929
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	40,654
45,000	AA-	Series A, 5.000% due 6/1/28	52,202
		Oklahoma City Public Property Authority, Revenue Bonds:
30,000	A+	5.000% due 10/1/25	35,866
45,000	A+	5.000% due 10/1/26	53,466
35,000	A+	5.000% due 10/1/27	41,518
		Oklahoma Development Finance Authority, Revenue Bonds:
30,000	BB+	Series B, 5.000% due 8/15/27	35,776
30,000	BB+	Series B, 5.000% due 8/15/28	36,254
10,000	BB+	Series B, 5.000% due 8/15/29	12,056
30,000	BB+	Series B, 5.000% due 8/15/33	35,328

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Oklahoma - 0.3% - (continued)
$90,000	NR	Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(c)	$98,294
210,000	NR	Prerefunded 2/15/22 @ 100, 5.000% due 2/15/42(c)	229,354
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, 5.000% due 1/1/26	58,442
175,000	A	Series A, 5.000% due 1/1/27	203,992
60,000	A	Series A, 5.000% due 1/1/28	69,840
45,000	A	Series A, 5.000% due 1/1/29	52,285
115,000	AA	Series A, AGM, 5.000% due 1/1/21	117,334
360,000	AA	Series A, AGM, 5.000% due 1/1/22	366,995
60,000	A	Series B, 5.000% due 1/1/27	69,940
		Total Oklahoma	2,291,525
Oregon - 0.9%
20,000	NR	Clackamas County Hospital Facility Authority, Revenue Bonds, 3.000% due 11/15/22	20,051
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Series 232, 2.400% due 12/1/40(b)	3,889,946
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	3,343,215
1,035,000	AA+	State of Oregon, GO, Series A, 5.000% due 5/1/20	1,068,886
85,000	Aa1(a)	Washington County School District No 1 West Union, GO, 5.000% due 6/15/30	104,828
		Total Oregon	8,426,926
Pennsylvania - 1.9%
600,000	A+	Allegheny County Hospital Development Authority, Revenue Bonds, 5.000% due 7/15/25	714,690
		City of Philadelphia PA, GO:
195,000	A	Series A, 5.000% due 8/1/20	202,874
550,000	A	Series A, 5.000% due 8/1/22	607,469
85,000	A	Series B, 5.000% due 8/1/27	99,993
300,000	A	Series B, 5.000% due 8/1/29	350,352
320,000	A	Series B, 5.000% due 8/1/30	371,936
335,000	A	Series B, 5.000% due 8/1/31	387,773
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
50,000	A	Series B, 5.000% due 7/1/30(d)	59,966
70,000	A	Series B, 5.000% due 7/1/31(d)	83,444
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,241,169
500,000	A	Series B, 5.000% due 6/1/25	593,920
		Commonwealth of Pennsylvania, GO:
60,000	A+	5.000% due 7/1/21	64,313
3,070,000	A+	5.000% due 1/15/24	3,537,500
290,000	A+	5.000% due 10/15/27	330,962
810,000	A+	5.000% due 9/15/29	977,962
110,000	A+	5.000% due 3/15/31	127,724
220,000	NR	Erie County Hospital Authority, Revenue Bonds, Series A, Prerefunded 7/1/20 @ 100, 7.000% due 7/1/27(c)	232,753
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	230,858
310,000	Aa3(a)	5.000% due 6/1/39	375,661
		Lehigh County Industrial Development Authority, Revenue Bonds:
165,000	A	1.800% due 2/15/27(b)	164,975
1,375,000	A	Series A, 1.800% due 9/1/29(b)	1,367,451
95,000	A+	Monroeville Finance Authority, Revenue Bonds, 5.000% due 2/15/26	114,509
		Montgomery County Higher Education & Health Authority, Revenue Bonds:
10,000	BBB	Series A, 5.000% due 10/1/23	10,996
40,000	BBB	Series A, 5.000% due 10/1/28	45,694
45,000	BBB	Series A, 5.000% due 10/1/29	51,110

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Pennsylvania - 1.9% - (continued)
$140,000	BBB	Series A, 5.000% due 10/1/32	$156,733
225,000	BBB	Series A, 5.000% due 10/1/36	249,057
105,000	BBB	Series A, 5.000% due 10/1/40	115,312
115,000	A+	Series A, AMBAC, 6.000% due 6/1/22(e)	126,891
		Northampton County General Purpose Authority, Revenue Bonds:
1,000,000	A+	5.000% due 11/1/27	1,256,760
75,000	A-	4.000% due 8/15/48	78,670
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
400,000	BBB+	1.950% due 4/1/49(b)(d)(e)	400,104
90,000	A	5.000% due 3/1/21	94,914
60,000	A	5.000% due 3/1/22	65,133
165,000	A-	Series A, 1.700% due 8/1/37(b)(d)	164,830
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
35,000	AA	Series A, 5.000% due 8/15/27	43,474
35,000	AA	Series A, 5.000% due 8/15/28	43,278
60,000	AA	Series A, 5.000% due 8/15/30	73,175
60,000	AA	Series A, Prerefunded 8/15/19 @ 100, 5.250% due 8/15/21(c)	60,456
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	A1(a)	Series A1, 5.000% due 12/1/22	16,774
15,000	A1(a)	Series A1, 5.000% due 12/1/23	17,241
45,000	A1(a)	Series A1, 5.000% due 12/1/29	55,490
30,000	A1(a)	Series A1, 5.000% due 12/1/34	36,111
35,000	A	Series A2, 5.000% due 12/1/28	43,364
35,000	A	Series A2, 5.000% due 12/1/33	42,020
		Philadelphia Gas Works Co., Revenue Bonds:
30,000	A	5.000% due 8/1/23	33,996
20,000	A	5.000% due 8/1/24	23,212
25,000	A	5.000% due 8/1/25	29,616
		Pittsburgh School District, GO:
45,000	AA	Series A, AGM, 5.000% due 9/1/19	45,396
30,000	AA	Series A, AGM, 5.000% due 9/1/20	31,313
		School District of Philadelphia, GO:
405,000	A2(a)	Series C, 5.000% due 9/1/20	420,986
175,000	A2(a)	Series C, 5.000% due 9/1/21	181,837
		State Public School Building Authority, Revenue Bonds:
180,000	AA	AGM, 5.000% due 12/1/28	216,329
130,000	AA	AGM, 5.000% due 12/1/33	151,580
40,000	NR	5.000% due 6/1/26	46,771
		Total Pennsylvania	16,666,877
Rhode Island - 0.4%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
240,000	AA	AGM, 5.000% due 5/15/25	282,984
195,000	BB-	5.000% due 9/1/31	220,477
165,000	BBB+	5.000% due 5/15/39	185,333
2,000,000	AA+	Series A, 5.000% due 9/1/29	2,514,440
105,000	AA	Rhode Island Student Loan Authority, Revenue Bonds, Series A, 3.500% due 12/1/34(d)	109,139
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB+	Series A, 5.000% due 6/1/27	62,313
70,000	BBB	Series A, 5.000% due 6/1/28	78,769
		Total Rhode Island	3,453,455
South Carolina - 3.1%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA	Series B, 5.000% due 3/1/22	32,879

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
South Carolina - 3.1% - (continued)
$30,000	AA	Series B, 5.000% due 3/1/24	$34,852
30,000	AA	Series B, 5.000% due 3/1/25	35,760
		County of Charleston SC, GO:
4,385,000	AAA	5.000% due 11/1/22	4,908,832
2,500,000	AAA	Series C, 5.000% due 11/1/27	3,177,775
13,000,000	Aa2(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(b)	14,197,170
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	134,653
95,000	A-	5.000% due 12/1/29	110,543
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
200,000	A+	Prerefunded 11/1/22 @ 100, 5.000% due 11/1/28(c)	223,100
65,000	A+	5.000% due 2/1/22	70,450
30,000	A+	5.000% due 2/1/24	34,175
50,000	A+	5.000% due 2/1/25	58,287
50,000	A+	5.000% due 2/1/26	59,422
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(d)	81,146
140,000	A+	5.000% due 7/1/30(d)	172,567
		South Carolina Public Service Authority, Revenue Bonds:
2,080,000	A+	Series A, 5.000% due 12/1/49	2,301,562
355,000	A+	Series A, 5.000% due 12/1/50	399,378
515,000	A+	Series A, 5.500% due 12/1/54	580,776
185,000	A+	Series B, 5.000% due 12/1/35	217,181
275,000	A+	Series B, 5.000% due 12/1/36	321,918
115,000	A+	Series C, 5.000% due 12/1/25	134,031
115,000	A+	Series C, 5.000% due 12/1/26	133,744
90,000	A+	Series C, 5.000% due 12/1/27	104,420
105,000	A+	Series C, 5.000% due 12/1/46	117,431
190,000	A+	Series E, 5.500% due 12/1/53	211,897
50,000	A1(a)	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series A, 5.000% due 10/1/25	60,043
		Total South Carolina	27,913,992
South Dakota - 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
30,000	AA-	5.000% due 7/1/23	33,958
15,000	AA-	5.000% due 7/1/24	17,428
10,000	AA-	5.000% due 7/1/27	12,309
50,000	AA-	5.000% due 7/1/33	59,330
40,000	AA-	5.000% due 7/1/35	47,022
35,000	A+	Series B, 5.000% due 11/1/24	41,014
35,000	A+	Series B, 5.000% due 11/1/25	41,009
5,000	A+	Series B, 5.000% due 11/1/26	5,830
		Total South Dakota	257,900
Tennessee - 1.0%
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	36,754
35,000	A-	Series A, 5.000% due 7/1/30	42,499
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
35,000	BBB	5.000% due 9/1/22	37,963
30,000	BBB	5.000% due 9/1/24	33,895
30,000	BBB	5.000% due 4/1/24	33,594
40,000	BBB	5.000% due 4/1/25	45,624
145,000	A	Memphis-Shelby County Airport Authority, Revenue Bonds, Series B, 5.625% due 7/1/20(d)	151,003

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Tennessee - 1.0% - (continued)
$6,240,000	Aa2(a)	Tennergy Corp., Revenue Bonds, Series A, 5.000% due 2/1/50(b)	$7,199,026
		Tennessee Energy Acquisition Corp., Revenue Bonds:
675,000	A3(a)	4.000% due 11/1/49(b)	740,056
350,000	A3(a)	Series A, 4.000% due 5/1/48(b)	373,989
		Total Tennessee	8,694,403
Texas - 14.3%
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,313,605
40,000	AA-	Austin Community College District, Revenue Bonds AMBAC, zero coupon, due 2/1/22	38,183
2,525,000	Aa3(a)	Brownsville Independent School District, GO, 4.000% due 8/15/22	2,716,824
		Central Texas Regional Mobility Authority, Revenue Bonds:
70,000	A-	5.000% due 1/1/31	81,452
145,000	A-	5.000% due 1/1/32	168,033
95,000	A-	5.000% due 1/1/35	109,038
45,000	A-	5.000% due 1/1/36	51,551
35,000	A-	Series A, 5.000% due 1/1/31	40,363
30,000	A-	Series A, 5.000% due 1/1/32	34,465
60,000	A-	Series A, 5.000% due 1/1/34	68,492
160,000	A-	Series A, 5.000% due 1/1/40	180,493
510,000	A-	Central Texas Turnpike System, Revenue Bonds, Series A, 5.000% due 8/15/42(b)	523,377
90,000	AA	City of Arlington TX, Special Tax, Series C, 5.000% due 2/15/45	93,979
80,000	A	City of Austin TX Airport System Revenue, Revenue Bonds, 5.000% due 11/15/29(d)	92,129
45,000	AA	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	50,097
		City of Dallas TX, GO:
130,000	AA-	5.000% due 2/15/23	141,846
170,000	AA-	5.000% due 2/15/24	196,496
2,060,000	AA-	5.000% due 2/15/25	2,441,471
		City of Houston TX, GO:
60,000	Aa3(a)	Series A, 5.000% due 3/1/23	67,485
2,290,000	Aa3(a)	Series A, 5.000% due 3/1/24	2,643,324
120,000	Aa3(a)	Series A, 5.000% due 3/1/25	141,878
		City of Houston TX Airport System Revenue, Revenue Bonds:
230,000	A+	Series A, 5.000% due 7/1/20(d)	238,374
70,000	A+	Series A, 5.000% due 7/1/23(d)	77,019
50,000	A1(a)	Series A, 5.000% due 7/1/26(d)	60,167
60,000	A1(a)	Series A, 5.000% due 7/1/27(d)	73,549
30,000	A1(a)	Series A, 5.000% due 7/1/28(d)	37,311
90,000	A1(a)	Series B, 5.000% due 7/1/28	114,065
360,000	A1(a)	Series B, 5.000% due 7/1/29	453,164
190,000	A1(a)	Series B, 5.000% due 7/1/30	237,394
2,000,000	A1(a)	Series D, 5.000% due 7/1/24	2,333,300
1,500,000	A1(a)	Series D, 5.000% due 7/1/25	1,794,735
1,500,000	A1(a)	Series D, 5.000% due 7/1/26	1,833,870
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
250,000	Aa2(a)	Series B, 4.000% due 11/15/21	265,495
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	84,037
75,000	AA	Series C, 5.000% due 5/15/28	86,830
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,207,149
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
90,000	AA	5.250% due 2/1/25	108,151
45,000	AA	5.000% due 2/1/29	56,111
30,000	AA	5.000% due 2/1/30	37,135
45,000	AA	5.000% due 2/1/31	55,301
35,000	AA	5.000% due 2/1/33	42,654

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Texas - 14.3% - (continued)
$1,500,000	AA-	2.750% due 2/1/48(b)	$1,544,430
205,000	AA-	Series B, 2.000% due 2/1/33(b)	205,925
		County of Harris TX, Revenue Bonds:
30,000	AA-	Series C, 5.000% due 8/15/24	33,112
110,000	AA-	Series C, 5.000% due 8/15/25	121,304
		County of Travis TX, GO:
85,000	AAA	Series A, 5.000% due 3/1/24	98,410
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,834,905
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,709,765
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
145,000	AAA	5.000% due 2/15/22	158,536
145,000	AAA	5.000% due 2/15/23	163,274
725,000	AAA	5.000% due 2/15/24	839,427
620,000	AAA	5.000% due 2/15/25	737,044
105,000	AAA	5.000% due 2/15/27	127,183
18,000,000	AAA	Series B1, 2.125% due 2/15/40(b)	18,148,320
165,000	AAA	Series B2, 1.400% due 2/15/40(b)	164,724
180,000	AAA	Series B3, 1.400% due 2/15/44(b)	179,699
90,000	AAA	Series C, 5.000% due 2/15/44	101,111
210,000	AA+	Dallas Area Rapid Transit, Revenue Bonds AMBAC, 5.250% due 12/1/29	278,953
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	212,115
		Dallas Independent School District, GO:
85,000	AAA	PSF-GTD, 5.000% due 2/15/36(b)	92,463
20,000	Aaa(a)	Prerefunded 2/15/22 @ 100, 5.000% due 2/15/36(c)	21,843
		Dallas Love Field, Revenue Bonds:
40,000	A	5.000% due 11/1/30(d)	46,659
90,000	A	5.000% due 11/1/31(d)	104,528
		Dallas/Fort Worth International Airport, Revenue Bonds:
30,000	A+	Series A, 5.000% due 11/1/19	30,440
85,000	A+	Series B, 5.000% due 11/1/26(d)	93,571
35,000	A+	Series B, 5.000% due 11/1/27(d)	38,481
80,000	A+	Series B, 5.000% due 11/1/28(d)	87,817
155,000	A+	Series B, 5.000% due 11/1/30(d)	169,289
330,000	A+	Series B, 5.000% due 11/1/31(d)	359,740
420,000	A+	Series B, 5.000% due 11/1/32(d)	457,275
290,000	A+	Series B, 5.000% due 11/1/33(d)	315,439
70,000	A+	Series B, 5.000% due 11/1/34(d)	76,044
1,500,000	A+	Series E, 5.000% due 11/1/22(d)	1,661,730
85,000	AAA	Denton Independent School District, GO, PSF-GTD, zero coupon, due 8/15/25	75,981
		Fort Bend Independent School District, GO:
90,000	AAA	Series C, PSF-GTD, 1.350% due 8/1/42(b)	89,804
165,000	AAA	Series D, PSF-GTD, 1.500% due 8/1/42(b)	164,056
		Fort Worth Independent School District, GO, PSF-GTD:
80,000	AAA	5.000% due 2/15/22	87,446
105,000	AAA	5.000% due 2/15/26	127,600
75,000	Aa1(a)	Frisco Independent School District, GO AGM, 5.375% due 8/15/39	75,581
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	185,633
125,000	AA+	Series A, 5.000% due 10/1/32	154,185
190,000	AA+	Series A, 5.000% due 10/1/33	233,605
145,000	AA+	Series A, 5.000% due 10/1/34	177,619

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Texas - 14.3% - (continued)
$70,000	BBB	Series A, 5.125% due 10/1/43	$77,172
170,000	BBB	Series A, 5.500% due 4/1/53	190,867
70,000	AA+	Series B, 5.250% due 10/1/51	78,537
1,210,000	AA+	Series B, 5.000% due 10/1/52(b)	1,370,797
35,000	AA+	Series B, 5.000% due 4/1/53	38,237
940,000	WR(a)	Gregg County Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(c)	1,036,707
		Harris County Flood Control District, Revenue Bonds:
5,000,000	AAA	Series A, Prerefunded 10/1/20 @ 100, 5.000% due 10/1/39(c)	5,232,700
1,000,000	AAA	Series A, Prerefunded 10/1/20 @ 100, 5.000% due 10/1/34(c)	1,046,540
		Houston Independent School District, GO:
2,000,000	AAA	PSF-GTD, 5.000% due 2/15/36	2,431,560
1,000,000	AAA	Series A2, PSF-GTD, 3.000% due 6/1/39(b)	1,000,000
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	5.000% due 10/15/24	17,283
20,000	A+	5.000% due 10/15/26	23,811
15,000	A+	5.000% due 10/15/27	17,773
20,000	A+	5.000% due 10/15/29	23,463
30,000	A+	5.000% due 10/15/31	34,674
40,000	A+	5.000% due 10/15/35	45,446
30,000	A+	5.000% due 10/15/36	33,994
35,000	A+	5.000% due 10/15/39	39,375
45,000	A+	5.000% due 10/15/44	50,322
		Lamar Consolidated Independent School District, GO:
7,280,000	AAA	PSF-GTD, 5.000% due 2/15/31	8,851,170
7,050,000	AAA	PSF-GTD, 5.000% due 2/15/34	8,494,404
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,461,498
		Lower Colorado River Authority, Revenue Bonds:
1,135,000	A	5.000% due 5/15/22	1,210,750
135,000	A	5.000% due 5/15/32	166,119
70,000	A	5.000% due 5/15/34	85,296
70,000	A	5.000% due 5/15/36	84,613
400,000	A	Series B, 5.000% due 5/15/21	413,344
195,000	A	Series B, 5.000% due 5/15/25	232,226
85,000	A	Series B, 5.000% due 5/15/27	99,929
85,000	A	Series B, 5.000% due 5/15/28	99,515
245,000	A	Series B, 5.000% due 5/15/29	287,772
25,000	A	Series D, 5.000% due 5/15/22	27,491
20,000	A	Series D, 5.000% due 5/15/23	22,625
35,000	A	Series D, 5.000% due 5/15/24	40,676
40,000	A	Series D, 5.000% due 5/15/26	47,293
2,720,000	AAA	Midlothian Independent School District, GO, Series B, PSF-GTD, 2.500% due 8/1/52(b)	2,749,838
40,000	Aaa(a)	Midway Independent School District, GO, PSF-GTD, zero coupon, due 8/15/19	39,881
500,000	BBB+	Mission Economic Development Corp., Revenue Bonds, 1.900% due 1/1/26(b)(d)	500,140
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa2(a)	Series A, 5.000% due 8/15/24	70,029
70,000	Aa2(a)	Series A, 5.000% due 8/15/25	83,675
45,000	Aa2(a)	Series A, 5.000% due 8/15/26	54,885
45,000	Aa2(a)	Series A, 5.000% due 8/15/27	55,857
70,000	Aa2(a)	Series A, 5.000% due 8/15/30	85,135
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(a)	5.000% due 4/1/27	76,204
40,000	A3(a)	5.000% due 4/1/28	46,677

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Texas - 14.3% - (continued)
$125,000	AAA	North East Independent School District, GO, Series B PSF-GTD, 1.420% due 8/1/40(b)	$123,734
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	32,478
55,000	AA-	4.000% due 12/15/24	59,483
		North Texas Tollway Authority, Revenue Bonds:
50,000	A+	Series A, 5.000% due 1/1/23	55,955
145,000	A+	Series A, 5.000% due 1/1/24	166,766
35,000	A+	Series A, 5.000% due 1/1/30	41,584
40,000	A+	Series A, 5.000% due 1/1/33	47,809
200,000	A+	Series A, 5.000% due 1/1/39	231,218
370,000	WD(g)	Series A, Prerefunded 9/1/21 @ 100, 5.500% due 9/1/41(c)	402,497
30,000	WD(g)	Series A, Prerefunded 9/1/21 @ 100, 6.000% due 9/1/41(c)	32,964
290,000	A+	Series B, 5.000% due 1/1/29	338,282
160,000	A+	Series B, 5.000% due 1/1/30	186,202
20,000	A	Series B, 5.000% due 1/1/31	23,472
85,000	A	Series B, 5.000% due 1/1/32	101,418
685,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD, 2.750% due 8/1/48(b)	712,886
4,000,000	AAA	Pasadena Independent School District, GO, Series B, PSF-GTD, 3.000% due 2/15/44(b)	4,011,360
		Permanent University Fund - University of Texas System, Revenue Bonds:
50,000	Aaa(a)	Series B, 5.000% due 7/1/22	55,331
50,000	Aaa(a)	Series B, 5.000% due 7/1/29	60,865
430,000	Aaa(a)	Prosper Independent School District, GO PSF-GTD, 5.000% due 2/15/44	524,235
50,000	AAA	Rockwall Independent School District, GO PSF-GTD, zero coupon, due 2/15/25	45,155
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A, PSF-GTD, 5.000% due 8/1/28	1,456,956
		San Antonio Public Facilities Corp., Revenue Bonds:
140,000	AA+	5.000% due 9/15/23	154,885
215,000	AA+	5.000% due 9/15/24	237,785
270,000	AA+	5.000% due 9/15/25	298,434
		San Antonio Water System, Revenue Bonds:
175,000	AA+	5.000% due 5/15/22	192,911
2,000,000	AA	Series A, 5.000% due 5/15/36	2,440,940
390,000	AA	Series B, 2.000% due 5/1/44(b)	392,972
		Sherman Independent School District, GO, PSF-GTD :
2,130,000	Aaa(a)	Series B, 3.000% due 8/1/48(b)	2,165,550
45,000	Aaa(a)	Series B, Prerefunded 8/1/20 @ 100, 3.000% due 8/1/48(b)(c)	45,751
		Southwest Higher Education Authority, Inc., Revenue Bonds:
90,000	AA-	5.000% due 10/1/19	91,030
65,000	AA-	Prerefunded 10/1/19 @ 100, 5.000% due 10/1/20(c)	65,763
		State of Texas, GO:
360,000	AAA	4.000% due 8/1/21(d)	378,169
3,500,000	AAA	5.000% due 8/1/21	3,767,610
2,500,000	AAA	5.000% due 10/1/24	2,904,100
240,000	AAA	1.850% due 8/1/29(b)	240,286
1,085,000	AAA	2.250% due 8/1/29(b)	1,092,725
150,000	AAA	5.000% due 8/1/26(d)	174,365
45,000	AAA	Series A, 5.000% due 8/1/19(d)	45,247
45,000	AAA	Series A, 5.000% due 8/1/21(d)	48,222
350,000	AAA	Series B, 5.000% due 8/1/25(d)	397,520
45,000	AAA	Series C, 5.000% due 8/1/20(d)	46,785
40,000	AAA	Series C, 5.000% due 8/1/21(d)	42,864
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
165,000	AA	5.000% due 2/15/25	195,061
30,000	AA-	5.000% due 8/15/25	34,083

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Texas - 14.3% - (continued)
$45,000	AA-	5.000% due 8/15/26	$50,988
45,000	AA-	5.000% due 8/15/28	50,754
110,000	AA-	5.000% due 8/15/33	122,416
60,000	AA	5.000% due 2/15/34	70,850
155,000	A	5.500% due 9/1/43	172,793
165,000	AAA	Texas A&M University, Revenue Bonds, Series C, 5.000% due 5/15/23	187,268
460,000	Baa3(a)	Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, 7.000% due 12/31/38(d)	541,779
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	165,791
		Texas Transportation Commission, Revenue Bonds:
800,000	Baa3(a)	zero coupon, due 8/1/35	434,144
500,000	Baa3(a)	zero coupon, due 8/1/36	256,935
		Texas Water Development Board, Revenue Bonds:
125,000	AAA	Series A, 5.000% due 4/15/22	137,405
180,000	AAA	Series A, 5.000% due 4/15/25	214,689
75,000	AAA	Series A, 5.000% due 10/15/25	90,547
125,000	AAA	Series A, 5.000% due 4/15/26	152,390
190,000	AAA	Series A, 5.000% due 4/15/29	237,903
505,000	AAA	Series A, 5.000% due 4/15/30	628,841
		Travis County Health Facilities Development Corp., Revenue Bonds:
2,305,000	NR	Prerefunded 1/1/21 @ 100, 7.000% due 1/1/32(c)	2,498,159
1,365,000	NR	Prerefunded 1/1/21 @ 100, 7.125% due 1/1/46(c)	1,482,035
400,000	AA+	Trinity River Authority LLC Denton Creek Wastewater Treatment System Revenue, Revenue Bonds, 5.000% due 2/1/22	436,160
		University of Houston, Revenue Bonds:
10,000	AA	AGM, 5.250% due 2/15/25	10,028
190,000	AA	Series A, 5.000% due 2/15/30	226,737
		University of Texas System, Revenue Bonds:
1,785,000	NR	Series A, Prerefunded 2/15/22 @ 100, 5.000% due 8/15/27(c)	1,951,987
90,000	AAA	Series B, 5.000% due 8/15/22	100,111
60,000	AAA	Series D, 5.000% due 8/15/20	62,576
65,000	AAA	Series D, 5.000% due 8/15/21	70,072
70,000	AAA	Series D, 5.000% due 8/15/22	77,864
80,000	AAA	Series E, 5.000% due 8/15/22	88,987
90,000	AAA	Series J, 5.000% due 8/15/22	100,111
		Total Texas	126,935,786
Utah - 0.0%
		Salt Lake City Corp. Airport Revenue, Revenue Bonds:
35,000	A+	Series A, 5.000% due 7/1/26(d)	42,168
115,000	A+	Series A, 5.000% due 7/1/28(d)	140,377
85,000	A	Utah Associated Municipal Power Systems, Revenue Bonds, Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(c)	94,348
		Total Utah	276,893
Virginia - 2.2%
30,000	BBB	City of Chesapeake VA Chesapeake Expressway Toll Road Revenue, Revenue Bonds, Series A, 5.000% due 7/15/22	32,710
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	3,295,120
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,498,950
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	46,046
40,000	A3(a)	5.000% due 6/15/29	45,797
45,000	A3(a)	5.000% due 6/15/33	51,021

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Virginia - 2.2% - (continued)
$3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, 5.000% due 7/1/35	$3,906,471
1,065,000	A-	King George County Economic Development Authority, Revenue Bonds, 2.500% due 6/1/23(b)(d)	1,072,306
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	401,942
		Stafford County Economic Development Authority, Revenue Bonds:
50,000	A3(a)	5.000% due 6/15/32	58,727
20,000	A3(a)	4.000% due 6/15/37	21,097
65,000	A3(a)	5.000% due 6/15/34	75,737
		Virginia College Building Authority, Revenue Bonds:
2,805,000	AA+	Series A, 5.000% due 9/1/32	3,523,725
265,000	AA+	Series E, 5.000% due 2/1/30	333,034
305,000	AA+	Series E, 5.000% due 2/1/31	380,951
165,000	AA+	Series D, 5.000% due 2/1/26	201,038
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	449,186
220,000	BBB	Virginia Small Business Financing Authority, Revenue Bonds, 5.000% due 1/1/40(d)	232,782
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	69,848
75,000	A+	5.000% due 1/1/33	86,850
		Total Virginia	19,783,338
Washington - 4.0%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	54,678
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	36,809
35,000	AA	5.000% due 1/1/36	41,619
85,000	Aa1(a)	Clark County School District No 37 Vancouver, GO, Series C, NPFG, zero coupon, due 12/1/19	84,349
40,000	AA	County of Spokane WA Wastewater System Revenue, Revenue Bonds, Series A, 5.000% due 12/1/19	40,000
		Grant County Public Utility District No 2, Revenue Bonds:
30,000	AA	Series A, 5.000% due 1/1/22	32,653
30,000	AA	Series A, 5.000% due 1/1/23	33,132
65,000	AA	Series A, 5.000% due 1/1/24	71,518
		Port of Seattle WA, Revenue Bonds:
25,000	A	5.000% due 6/1/23(d)	28,110
35,000	A+	5.000% due 2/1/27	42,115
70,000	A+	5.000% due 2/1/29	83,557
135,000	AA-	Series B, 5.000% due 10/1/29(d)	159,332
		State of Washington, GO:
2,500,000	AA+	Series 2010E, Prerefunded 2/1/20 @ 100, 5.000% due 2/1/34(c)	2,559,225
5,000,000	AA+	Series 2010E, Prerefunded 2/1/20 @ 100, 5.000% due 2/1/35(c)	5,118,450
50,000	AA+	Series 2017A, 5.000% due 8/1/27	61,430
8,430,000	AA+	Series A, 5.000% due 8/1/32	10,500,563
5,000,000	AA+	Series C, 5.000% due 2/1/33	6,255,450
50,000	AA+	Series R2017A, 5.000% due 8/1/28	61,149
50,000	AA+	Series R2017A, 5.000% due 8/1/30	60,514
725,000	AA+	Series R2018D, 5.000% due 8/1/32	886,595
640,000	AA+	Series R2018D, 5.000% due 8/1/33	779,328
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	6,048,050
100,000	AA+	Series R97, NPFG, zero coupon, due 7/1/19	99,892
		Tobacco Settlement Authority, Revenue Bonds:
70,000	A	5.000% due 6/1/23	77,620
100,000	A	5.000% due 6/1/24	110,684

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Washington - 4.0% - (continued)
		Washington Health Care Facilities Authority, Revenue Bonds:
$5,000	A	5.000% due 7/1/25	$5,922
60,000	A	5.000% due 7/1/26	72,597
70,000	AA-	5.000% due 10/1/27	86,911
110,000	BBB	5.000% due 8/15/28	129,874
60,000	AA-	5.000% due 10/1/28	75,745
40,000	A+	5.000% due 1/1/29	46,475
90,000	A	5.000% due 7/1/29	110,906
65,000	BBB	5.000% due 8/15/31	75,210
20,000	A	5.000% due 7/1/34	23,852
700,000	A	5.000% due 7/1/42	810,719
65,000	A2(a)	Prerefunded 7/1/20 @ 100, 5.500% due 7/1/30(c)	67,804
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(a)	Series A, 5.000% due 10/1/29	17,390
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	40,358
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	45,892
210,000	Baa1(a)	Series A, 5.000% due 10/1/33	239,459
		Total Washington	35,175,936
West Virginia - 2.4%
		State of West Virginia, GO:
14,860,000	AA-	Series B, 5.000% due 12/1/34	18,318,219
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,459,340
190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	227,204
		Total West Virginia	21,004,763
Wisconsin - 1.4%
		Public Finance Authority, Revenue Bonds:
35,000	BB(g)	5.000% due 5/15/23(f)	37,641
10,000	BB(g)	3.950% due 11/15/24(f)	10,050
1,000,000	A-	1.950% due 9/1/27(b)(d)	1,000,300
35,000	BB(g)	5.000% due 5/15/30(f)	38,168
10,000	BB(g)	5.250% due 5/15/37(f)	10,875
15,000	BB(g)	5.250% due 5/15/42(f)	16,187
25,000	BB(g)	5.000% due 10/1/43(f)	27,396
15,000	BB(g)	5.250% due 5/15/47(f)	16,138
30,000	BB(g)	5.000% due 10/1/48(f)	32,786
25,000	BB(g)	5.250% due 5/15/52(f)	26,827
130,000	BB(g)	5.000% due 10/1/53(f)	141,687
610,000	BBB	Series A, 5.250% due 10/1/43	694,595
535,000	A2(a)	Series A, 5.000% due 10/1/44	630,797
610,000	BBB	Series A, 5.250% due 10/1/48	692,289
10,000	BB(g)	Series B2, 3.500% due 11/15/23(f)	10,003
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
255,000	AA-	5.000% due 11/15/24	298,391
25,000	BBB+	5.000% due 5/1/26	28,108
50,000	A3(a)	5.000% due 6/1/27	53,910
195,000	AA-	5.000% due 11/15/27	226,243
50,000	BBB+	5.000% due 5/1/28	56,002
25,000	BBB+	5.000% due 5/1/29	27,956
30,000	A3(a)	5.000% due 6/1/32	32,166
50,000	BBB-	5.000% due 9/1/34	56,591
65,000	BBB-	5.000% due 9/1/36	72,826
70,000	A3(a)	5.000% due 6/1/39	74,388
6,940,000	AA	5.000% due 8/15/54(b)	7,779,448

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
Wisconsin - 1.4% - (continued)
$30,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(c)	$34,110
200,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(c)	227,398
50,000	NR	Series C, Prerefunded 8/15/22 @ 100, 5.000% due 8/15/32(c)	55,425
55,000	NR	Prerefunded 7/1/20 @ 100, 5.750% due 7/1/30(c)	57,489
35,000	WD(g)	Prerefunded 8/15/25 @ 100, 4.000% due 2/15/38(c)	39,737
50,000	WR(a)	Prerefunded 7/1/20 @ 100, 5.500% due 7/1/40(c)	52,129
		Total Wisconsin	12,558,056
Wyoming - 0.0%
185,000	A	County of Campbell WY, Revenue Bonds, Series A, 5.750% due 7/15/39	185,906
		TOTAL MUNICIPAL BONDS
		(Cost - $762,085,401)	789,117,770
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $762,085,401)	789,117,770
SHORT-TERM INVESTMENTS - 12.2%
MUNICIPAL BONDS - 9.8%
10,000,000	NR	County of Fulton GA, Revenue Notes, 2.500% due 12/31/19	10,060,100
5,000,000	MIG1(a)	City of Portland OR, GO, 4.000% due 6/26/19	5,007,536
10,000,000	MIG1(a)	Cobb County School District, GO, 3.000% due 12/18/19	10,087,600
5,000,000	SP-1+	Colorado State Education Loan Program, Revenue Bonds, Series A, 4.000% due 6/27/19	5,007,899
5,000,000	SP-1+	Commonwealth of Massachusetts, GO, 4.000% due 6/20/19	5,005,643
1,000,000	NR	Genesee Valley Central School District NY, GO, 4.000% due 8/28/19	1,005,560
5,000,000	A-1+	Michigan Finance Authority, Revenue Bonds, Series A1, 4.000% due 8/20/19	5,025,700
2,500,000	MIG1(a)	PMA Levy & Aid Anticipation Notes Program WI, Revenue Bonds, 3.000% due 10/18/19	2,513,375
1,000,000	NR	Ravena Coeymans Selkirk Central School District NY, GO, 4.000% due 8/16/19	1,005,000
5,000,000	AAA	State of Georgia, GO, Series A, 5.000% due 7/1/19	5,013,600
5,000,000	SP-1+	State of Idaho, GO, 4.000% due 6/28/19	5,007,983
31,925,000	SP-1+	State of Texas, Revenue Bonds, 4.000% due 8/29/19	32,116,231
		TOTAL MUNICIPAL BONDS
		(Cost - $86,795,966)	86,856,227
TIME DEPOSITS - 2.4%
14,151,247		ANZ National Bank - London, 1.740% due 6/3/19	14,151,247
7,143,824		Barclays Bank PLC - London, 1.740% due 6/3/19	7,143,824
156,821		Sumitomo Mitsui Banking Corp. - Tokyo, 1.740% due 6/3/19	156,821
		TOTAL TIME DEPOSITS
		(Cost - $21,451,892)	21,451,892
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $108,247,858)	108,308,119
		TOTAL INVESTMENTS - 100.9%
		(Cost - $870,333,259#)	897,425,889
		Liabilities in Excess of Other Assets - (0.9)%	(7,903,541)
		TOTAL NET ASSETS - 100.0%	$889,522,348

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Rating by Moody's Investors Service. All ratings are unaudited.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2019.
(c)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(e)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2019, amounts to approximately $5,661,487 and represents 0.64% of net assets.
(f)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019, amounts to approximately $2,289,282 and represents 0.26% of net assets.
(g)	Rating by Fitch Ratings Service. All ratings are unaudited.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGC	—	American Guarantee Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
MTA	—	Metropolitan Transportation Authority
NPFG	—	National Public Finance Guarantee Corporation
PLC	—	Public Limited Company
PSF-GTD	—	Permanent School Fund Guaranteed

See pages 166 – 168 for definitions of ratings.

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Summary of Investments by Security Industry^
General Obligation	42.6%
Education	16.7
Health Care Providers & Services	9.5
Transportation	6.1
Water and Sewer	4.2
Airport	2.9
Development	1.8
Power	1.4
Pollution	1.0
Housing	0.6
Utilities	0.6
Facilities	0.3
Tobacco	0.2
Community Facilities Districts	0.0 *
Short-Term Investments	12.1
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares	Security	Value
CORPORATE BONDS & NOTES - 17.5%
Basic Materials - 0.2%
$2,334,000	Hexion Inc., Senior Secured Notes, 10.000% due 4/15/20(a)	$1,867,200
Communications - 4.0%
12,273,000	Consolidated Communications Inc., Company Guaranteed Notes, 6.500% due 10/1/22(b)	11,199,113
13,500,000	Frontier Communications Corp., Senior Unsecured Notes, 10.500% due 9/15/22	9,770,895
8,477,500	HC2 Holdings Inc., Senior Secured Notes, 11.500% due 12/1/21(b)(c)	7,375,425
10,000,000	Intelsat Connect Finance SA, Company Guaranteed Notes, 9.500% due 2/15/23(c)	8,700,000
	Total Communications	37,045,433
Consumer Cyclical - 1.6%
7,593,000	JC Penney Corp. Inc., Senior Secured Notes, 5.875% due 7/1/23(c)	6,036,435
10,000,000	Tesla Inc., Company Guaranteed Notes, 5.300% due 8/15/25(c)	8,150,200
	Total Consumer Cyclical	14,186,635
Consumer Non-cyclical - 3.3%
	CHS/Community Health Systems Inc., Senior Secured Notes:
994,000	6.250% due 3/31/23	946,487
7,000,000	8.000% due 3/15/26(c)	6,695,920
	Endo Dac/Endo Finance LLC/Endo Finco Inc., Company Guaranteed Notes:
3,500,000	6.000% due 7/15/23(c)	2,514,855
8,878,000	6.000% due 2/1/25(c)	5,903,870
8,339,000	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21	7,463,405
7,740,000	Vector Group Ltd., Senior Secured Notes, 6.125% due 2/1/25(c)	7,095,103
	Total Consumer Non-cyclical	30,619,640
Energy - 3.0%
13,375,000	California Resources Corp., Secured Notes, 8.000% due 12/15/22(c)	9,329,062
	EP Energy LLC/Everest Acquisition Finance Inc.:
	Company Guaranteed Notes:
742,000	7.750% due 9/1/22	103,880
4,310,000	6.375% due 6/15/23	431,000
11,986,000	Secured Notes, 9.375% due 5/1/24(c)	3,760,607
4,000,000	Senior Secured Notes, 8.000% due 11/29/24(c)	2,480,000
	Sable Permian Resources Land LLC/AEPB Finance Corp., Company Guaranteed Notes:
6,336,000	7.125% due 11/1/20(c)	1,393,920
3,242,000	7.375% due 11/1/21(c)(d)	713,240
	Sanchez Energy Corp., Company Guaranteed Notes:
40,536,000	7.750% due 6/15/21	4,458,960
430,000	6.125% due 1/15/23	47,300
11,994,000	Ultra Resources Inc., Secured Notes, 11.000% due 7/12/24	5,097,450
	Total Energy	27,815,419
Financial - 4.7%
36,032	Capital Southwest Corp., Corporate Unsecured Notes, 5.950% due 12/15/22	924,942
7,548,200	Curo Group Holdings Corp., Senior Secured Notes, 8.250% due 9/1/25(c)	6,227,265
	Genworth Holdings Inc., Company Guaranteed Notes:
7,253,000	7.700% due 6/15/20(d)	7,256,626
2,999,000	7.625% due 9/24/21	2,886,538
13,600,000	ILFC E-Capital Trust I, Limited Guaranteed Notes, 4.570% due 12/21/65(b)(c)(e)	9,792,000
16,287	Portman Ridge Finance Corp., Corporate Unsecured Notes, 6.125% due 9/30/22	411,735
6,400,000	State Street Corp., Junior Subordinated Notes, 3.611% (3-Month USD-LIBOR + 1.000%) due 6/15/47(e)	4,928,000
29,980	TriplePoint Venture Growth BDC Corp., Corporate Unsecured Notes, 5.750% due 7/15/22(d)	760,892

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/ Units/Shares	Security	Value
Financial - 4.7% - (continued)
$11,142,000	USB Realty Corp., Junior Subordinated Notes, 3.744% (3-Month USD-LIBOR + 1.147%) (b)(c)(e)(f)	$9,554,265
	Total Financial	42,742,263
Technology - 0.4%
4,000,000	Avaya Holdings Corp., Senior Unsecured Notes, 2.250% due 6/15/23(c)	3,572,015
Utilities - 0.3%
3,000,000	Pacific Gas & Electric Co., Senior Unsecured Notes, 3.950% due 12/1/47(a)	2,535,000
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $210,905,696)	160,383,605
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.9%
	Bear Stearns ALT-A Trust:
1,991,629	Series 2004-8, Class 1A, 3.130% (1-Month USD-LIBOR + 0.700%) due 9/25/34(e)	1,989,274
5,619,742	Series 2004-8, Class 2A, 3.110% (1-Month USD-LIBOR + 0.680%) due 9/25/34(e)	5,658,575
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities (Restricted):
6,592,971	Series 2016-C01, Class 2M2, 9.380% (1-Month USD-LIBOR + 6.950%) due 8/25/28(e)	7,547,162
7,867,508	Series 2016-C02, Class 1M2, 8.430% (1-Month USD-LIBOR + 6.000%) due 9/25/28(e)	8,837,065
5,000,000	Series 2016-C03, Class 1M2, 7.730% (1-Month USD-LIBOR + 5.300%) due 10/25/28(e)	5,664,117
9,600,000	Series 2016-C05, Class 2M2, 6.880% (1-Month USD-LIBOR + 4.450%) due 1/25/29(e)	10,357,647
8,150,000	Series 2016-C07, Class 2M2, 6.780% (1-Month USD-LIBOR + 4.350%) due 5/25/29(e)	8,801,631
1,900,000	Series 2017-C01, Class 1M2, 5.980% (1-Month USD-LIBOR + 3.550%) due 7/25/29(e)	2,025,160
3,582,976	Series 2017-C04, Class 2M1, 3.280% (1-Month USD-LIBOR + 0.850%) due 11/25/29(e)	3,588,652
4,675,401	Series 2017-C06, Class 1M1, 3.180% (1-Month USD-LIBOR + 0.750%) due 2/25/30(e)	4,677,831
3,281,444	Series 2018-C02, Class 2M1, 3.080% (1-Month USD-LIBOR + 0.650%) due 8/25/30(e)	3,282,158
3,261,547	Series 2018-C04, Class 2M1, 3.180% (1-Month USD-LIBOR + 0.750%) due 12/25/30(e)	3,263,086
1,794,689	Series 2018-C06, Class 1M1, 2.980% (1-Month USD-LIBOR + 0.550%) due 3/25/31(e)	1,794,390
	Freddie Mac STACR Trust:
5,000,000	Series 2018-HQA2, Class B1, 6.680% (1-Month USD-LIBOR + 4.250%) due 10/25/48(c)(e)	5,050,037
5,750,000	Series 2019-DNA1, Class B1, 7.127% (1-Month USD-LIBOR + 4.650%) due 1/25/49(c)(e)	6,029,842
3,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, 6.230% (1-Month USD-LIBOR + 3.800%) due 3/25/29(e)	3,246,096
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $81,842,450)	81,812,723
SENIOR LOANS(e) - 5.7%
5,800,000	Ascena Retail Group Inc., 7.000% (1-Month USD-LIBOR + 4.500%) due 8/21/22	4,861,154
9,200,000	Asurion LLC, due 8/4/25(g)	9,341,864
5,000,000	Bausch Health Cos., Inc., 5.467% (1-Month USD-LIBOR + 3.000%) due 6/2/25	4,980,550
5,818,249	Fossil Group Inc., 10.390% (1-Week USD-LIBOR + 8.000%) due 12/31/20	5,808,532
4,507,090	Genworth Holdings Inc., 6.993% (2-Month USD-LIBOR + 4.500%) due 3/7/23	4,540,894
7,595,000	La Paloma Generating Co. LLC, 8.250% due 2/20/20(a)	18,988
7,716,994	Mallinckrodt International Finance SA, 5.351% (3-Month USD-LIBOR + 2.750%) due 9/24/24	6,778,067
2,250,000	Pacific Gas & Electric Co., 4.740% (1-Month USD-LIBOR + 2.250%) due 12/31/20	2,250,000
373,635	Quorum Health Corp., 9.189% (1-Month USD-LIBOR + 6.750%) due 4/29/22	368,590
5,022,442	Uber Technologies Inc., 5.930% (1-Month USD-LIBOR + 3.500%) due 7/13/23	5,001,499
8,954,198	Uniti Group Inc., 7.439% (1-Month USD-LIBOR + 5.000%) due 10/24/22	8,709,570
	TOTAL SENIOR LOANS
	(Cost - $54,677,928)	52,659,708

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/ Units/Shares	Rating†	Security	Value
ASSET-BACKED SECURITIES - 1.8%
$1,018,000		Aames Mortgage Investment Trust, Series 2006-1, Class A4, 2.990% (1-Month USD-LIBOR + 0.560%) due 4/25/36(e)	$1,013,019
		Ellington Loan Acquisition Trust:
470,962		Series 2007-1, Class M1, 4.530% (1-Month USD-LIBOR + 2.100%) due 5/25/37(c)(e)	407,927
1,300,000		Series 2007-2, Class M1A, 4.430% (1-Month USD-LIBOR + 2.000%) due 5/25/37(c)(e)	967,655
602,383		Finance America Mortgage Loan Trust, Series 2004-2, Class M7, 5.130% (1-Month USD-LIBOR + 2.700%) due 8/25/34(e)	517,233
2,684,425		First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A5, 2.580% (1-Month USD-LIBOR + 0.150%) due 12/25/36(e)	2,354,145
3,295,523		GSAMP Trust, Series 2006-HE5, Class A2C, 2.580% (1-Month USD-LIBOR + 0.150%) due 8/25/36(e)	3,203,958
2,999,864		Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AV1B, 2.690% (1-Month USD-LIBOR + 0.260%) due 7/25/35(e)	2,996,853
2,000,000		Renaissance Home Equity Loan Trust, Series 2005-3, Class M1, step bond to yield, 5.256% due 11/25/35	1,043,283
4,338,812		Soundview Home Loan Trust, Series 2006-OPT3, Class 2A3, 2.600% (1-Month USD-LIBOR + 0.170%) due 6/25/36(e)	4,307,605
		TOTAL ASSET-BACKED SECURITIES
		(Cost - $16,859,448)	16,811,678
MUNICIPAL BONDS - 1.2%
Ohio - 0.0%
14,650	NR	Ohio Air Quality Development Authority, Revenue Bonds, 3.100% due 3/1/23(a)(e)	13,551
Pennsylvania - 0.0%
		Beaver County Industrial Development Authority, Revenue Bonds:
10,000	NR	Series A, 2.700% due 4/1/35(a)(e)	9,250
10,000	NR	Series A, 3.500% due 4/1/41(a)(e)	9,250
		Total Pennsylvania	18,500
Puerto Rico - 1.2%
22,175,000	NR	Commonwealth of Puerto Rico, GO, Series A, 8.000% due 7/1/35(a)	10,810,313
		TOTAL MUNICIPAL BONDS
		(Cost - $8,742,503)	10,842,364

Shares/Units
OPEN-END FUND - 20.9%
16,577,171	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares
	(Cost - $192,483,822)	190,803,242
CLOSED-END FUNDS - 16.7%
345,136	Aberdeen Emerging Markets Equity Income Fund Inc., Class Common Shares	2,429,757
669,649	Aberdeen Total Dynamic Dividend Fund, Class Common Shares(d)	5,236,655
40,007	Advent Claymore Convertible Securities & Income Fund, Class Common Shares	568,499
95,609	Alliance California Municipal Income Fund Inc., Class Common Shares	1,439,872
309,304	AllianzGI Convertible & Income 2024 Target, Class Common Shares	2,780,643
353,257	AllianzGI NFJ Dividend Interest & Premium Strategy Fund, Class Common Shares	4,175,498
36,732	BlackRock California Municipal Income Trust, Class Common Shares	482,291
78,049	BlackRock Debt Strategies Fund Inc., Class Common Shares	818,734
67,849	BlackRock New York Municipal Income Quality Trust, Class Common Shares	898,321
163,725	BlackRock Resources & Commodities Strategy Trust, Class Common Shares	1,218,114
463,486	BrandywineGLOBAL Global Income Opportunities Fund Inc., Class Common Shares	5,140,060
440,324	Clough Global Opportunities Fund, Class Common Shares	4,077,400
362,369	Cornerstone Strategic Value Fund Inc., Class Common Shares	4,083,899
135,664	Cornerstone Total Return Fund Inc., Class Common Shares	1,484,164
321,290	Delaware Enhanced Global Dividend & Income Fund, Class Common Shares	3,065,107

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
CLOSED-END FUNDS - 16.7% - (continued)
117,542	Eagle Growth & Income Opportunities Fund, Class Common Shares	$1,759,604
590,253	Eaton Vance Ltd. Duration Income Fund, Class Common Shares	7,419,480
109,171	Eaton Vance Tax-Managed Buy-Wr, Class Common Shares	977,080
104,280	Franklin Ltd. Duration Income Trust, Class Common Shares	985,446
24,494	General American Investors Co., Inc., Class Preferred Shares	655,704
565,705	Highland Income Fund, Class Z Shares(b)	7,540,848
51,774	India Fund Inc., Class Common Shares(d)	1,126,602
702,830	Invesco Dynamic Credit Opportunities Fund, Class Common Shares	7,618,677
243,414	Invesco High Income Trust II, Class Common Shares	3,466,215
117,133	Invesco Municipal Opportunity Trust, Class Common Shares	1,419,652
2,244,693	Invesco Senior Income Trust, Class Common Shares(b)	9,337,923
196,336	Kayne Anderson MLP/Midstream Investment Co., Class Common Shares(d)	2,917,553
196,001	Lazard World Dividend & Income Fund Inc., Class Common Shares	1,818,889
111,082	Liberty All Star Growth Fund Inc., Class Common Shares	598,732
214,946	Morgan Stanley Emerging Markets Debt Fund Inc., Class Common Shares	1,956,009
55,790	Neuberger Berman California Municipal Fund Inc., Class Common Shares	744,239
385,992	Neuberger Berman High Yield Strategies Fund Inc., Class Common Shares	4,400,309
19,804	NexPoint Strategic Opportunities Fund, Class Common Shares(d)	368,354
130,526	Nuveen AMT-Free Quality Municipal Income Fund, Class Common Shares	1,764,712
88,387	Nuveen California Quality Municipal Income Fund, Class Common Shares(d)	1,258,631
655,621	Nuveen Credit Strategies Income Fund, Class Common Shares	5,054,838
102,768	Nuveen Emerging Markets Debt 2022 Target Term Fund, Class Common Shares	878,666
79,743	Nuveen Intermediate Duration Quality Municipal Term Fund, Class Common Shares	1,057,392
93,794	Nuveen Mortgage Opportunity Term Fund 2, Class Common Shares	2,105,675
154,970	Nuveen Mortgage Opportunity Term Fund, Class Common Shares	3,586,006
120,475	Nuveen Quality Municipal Income Fund, Class Common Shares	1,652,917
727,721	PGIM Global High Yield Fund Inc., Class Common Shares(b)	9,977,055
252,751	PGIM High Yield Bond Fund Inc., Class Common Shares	3,520,821
10,960	Source Capital Inc., Class Common Shares	383,162
97,771	Special Opportunities Fund Inc., Class Common Shares	1,287,644
60,202	Templeton Emerging Markets Income Fund, Class Common Shares	594,796
771,031	Templeton Global Income Fund, Class Common Shares	4,818,944
236,333	Tortoise Midstream Energy Fund Inc., Class Common Shares	3,121,959
141,317	Virtus Total Return Fund Inc., Class Common Shares	1,394,799
1,770,977	Voya Prime Rate Trust, Class Common Shares(b)	8,376,721
99,238	Western Asset Corporate Loan Fund Inc., Class Common Shares	952,685
167,529	Western Asset Emerging Markets Debt Fund Inc., Class Common Shares	2,276,719
251,473	Western Asset Global High Income Fund Inc., Class Common Shares	2,411,626
632,439	Western Asset High Income Opportunity Fund Inc., Class Common Shares	3,079,978
	TOTAL CLOSED-END FUNDS
	(Cost - $157,775,369)	152,566,076
COMMON STOCKS - 15.6%
COMMUNICATIONS - 1.0%
Media - 0.1%
48,647	Altice USA Inc., Class A Shares	1,142,718
Telecommunications - 0.9%
279,703	Consolidated Communications Holdings Inc.	1,118,812
191,903	HC2 Holdings Inc.*(d)	443,296

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMUNICATIONS - 1.0% - (continued)
Telecommunications - 0.9% - (continued)
185,000	Zayo Group Holdings Inc.*	$6,049,500
	Total Telecommunications	7,611,608
	TOTAL COMMUNICATIONS	8,754,326
CONSUMER CYCLICAL - 0.3%
Entertainment - 0.3%
174,972	Lions Gate Entertainment Corp., Class A Shares(d)	2,584,336
CONSUMER NON-CYCLICAL - 6.3%
Biotechnology - 2.5%
107,154	Acer Therapeutics Inc.*(d)	1,916,985
75,274	Argenx SE, ADR*(b)	9,306,124
39,823	Blueprint Medicines Corp.*	3,026,548
35,986	Celgene Corp.*	3,375,127
271,137	Orchard Therapeutics PLC, ADR*(d)	5,127,201
	Total Biotechnology	22,751,985
Healthcare-Products - 0.3%
50,769	Inspire Medical Systems Inc.*	2,866,926
Healthcare-Services - 0.7%
253,708	SI-BONE Inc.*	4,259,757
97,259	Vapotherm Inc.*	1,635,896
	Total Healthcare-Services	5,895,653
Pharmaceuticals - 2.8%
267,458	Array BioPharma Inc.*(b)	7,066,240
40,341	Ascendis Pharma AS, ADR*	5,028,909
501,012	Cytokinetics Inc.*	5,195,495
23,446	Ideaya Biosciences Inc.*(h)	278,304
146,172	MyoKardia Inc.*	6,808,692
63,596	Sutro Biopharma Inc.*	728,174
101,038	Trevi Therapeutics Inc.*(d)	1,009,370
	Total Pharmaceuticals	26,115,184
	TOTAL CONSUMER NON-CYCLICAL	57,629,748
DIVERSIFIED - 1.9%
SPACs - 1.9%
42,677	Act II Global Acquisition Corp.*	428,904
100,702	Agba Acquisition Ltd.*	1,011,048
41,641	Alberton Acquisition Corp.*(h)	426,404
42,105	Andina Acquisition Corp. III*	464,418
17,184	B Riley Principal Merger Corp.*	172,184
1	Big Rock Partners Acquisition Corp.*	11
488,949	Big Rock Partners Acquistion Corp.*(h)	488,979
41,527	Black Ridge Acquisition Corp.*	425,652
33,529	Boxwood Merger Corp.*	342,666
24,648	CF Finance Acquisition Corp.*	258,804
32,931	Chardan Healthcare Acquisition Corp.*	333,262
28,503	ChaSerg Technology Acquisition Corp.*	297,856
43,875	DD3 Acquisition Corp.*	445,331
483,000	Diamond Eagle Acquisition Corp.*	4,863,810
28,503	Edtechx Holdings Acquisition Corp.*	290,161
2	Far Point Acquisition Corp.*	21
16,206	Far Point Acquisition Corp., Class A Shares*	162,546
25,081	FinTech Acquisition Corp. III*	264,605
16,736	Gordon Pointe Acquisition Corp.*	172,213
43,099	Graf Industrial Corp.*	443,920

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
DIVERSIFIED - 1.9% - (continued)
SPACs - 1.9% - (continued)
35,473	GX Acquisition Corp.*	$355,439
22,488	Health Sciences Acquisitions Corp.*	233,201
32,628	Hennessy Capital Acquisition Corp. IV*	332,806
40,972	Insurance Acquisition Corp.*	417,914
42,092	Legacy Acquisition Corp., Class A Shares*	423,025
1	Leisure Acquisition Corp.*	11
61,709	Leisure Acquisition Corp.*(h)	626,346
2,813	LF Capital Acquisition Corp., Class A Shares*	28,411
10,785	Monocle Acquisition Corp.*	109,468
13,815	MTech Acquisition Corp.*	140,913
12,051	One Madison Corp., Class A Shares*(d)(h)	119,064
18,239	Opes Acquisition Corp.*	186,767
14,462	Pivotal Acquisition Corp.*	164,867
95,271	Proficient Alpha Acquisition Corp.*(h)	958,426
30,656	Pure Acquisition Corp.*	308,400
1	Pure Acquisition 8*(h)	10
43,473	Schultze Special Purpose Acquisition Corp.*(h)	439,512
4,234	Thunder Bridge Acquisition Ltd., Class A Shares*	44,457
8,304	Tiberius Acquisition Corp.*	83,870
4,232	Trident Acquisitions Corp.*	43,463
3,426	Trinity Merger Corp., Class A Shares*	35,288
32,225	Tuscan Holdings Corp.*	335,140
18,561	Twelve Seas Investment Co.*	187,837
17,313	VectoIQ Acquisition Corp.*(h)	174,861
32,363	Wealthbridge Acquisition Ltd.*	328,484
	Total SPACs	17,370,775
	TOTAL DIVERSIFIED	17,370,775
ENERGY - 0.5%
Oil & Gas - 0.5%
68,400	Anadarko Petroleum Corp.	4,813,308
FINANCIAL - 3.8%
Banks - 0.6%
390,186	Kearny Financial Corp.	5,232,394
Insurance - 1.2%
1,375,304	FGL Holdings(b)	10,933,667
Investment Companies - 1.1%
76,557	8i Enterprises Acquisition Corp.*	773,226
723,637	Barings BDC Inc.	7,164,006
291,729	Garrison Capital Inc.	2,018,765
	Total Investment Companies	9,955,997
Savings & Loans - 0.9%
224,149	OceanFirst Financial Corp.(b)	5,339,229
202,196	Waterstone Financial Inc.(b)	3,338,256
	Total Savings & Loans	8,677,485
	TOTAL FINANCIAL	34,799,543
INDUSTRIAL - 0.7%
Electronics - 0.7%
510,677	Fluidigm Corp.*	6,684,762
TECHNOLOGY - 1.1%
Computers - 0.4%
153,385	Perspecta Inc.	3,329,988

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
TECHNOLOGY - 1.1% - (continued)
Software - 0.7%
184,688	Avaya Holdings Corp.*(b)	$2,323,375
25,800	Red Hat Inc.*	4,754,940
	Total Software	7,078,315
	TOTAL TECHNOLOGY	10,408,303
	TOTAL COMMON STOCKS
	(Cost - $133,558,122)	143,045,101
PREFERRED STOCKS - 0.1%
FINANCIAL - 0.1%
Investment Companies - 0.1%
3,136	Monroe Capital Corp., 5.750%	78,808
9,765	OFS Capital Corp., 6.500%	245,687
34,533	THL Credit Inc., 6.125%	884,390
	Total Investment Companies	1,208,885
	TOTAL FINANCIAL	1,208,885
	TOTAL PREFERRED STOCKS
	(Cost - $1,175,816)	1,208,885
WARRANTS - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
25,362	Big Rock Partners Acquisition Corp.*(h)	3,551
1,631	Bioceres Crop Solutions Corp.*(h)	326
62,291	Black Ridge Acquisition Corp.*(h)	14,950
22,935	Constellation Alpha Capital Corp.*(h)	1,491
17,685	Falcon Minerals Corp.*(h)	12,379
5,402	Far Point Acquisition Corp.*(h)	6,914
16,736	Gordon Pointe Acquisition Corp.*(h)	3,514
30,723	Kaixin Auto Holdings*(h)	2,458
42,092	Legacy Acquisition Corp.*(h)	13,469
30,854	Leisure Acquisition Corp.*(h)	20,055
2,813	LF Capital Acquisition Corp.*(h)	872
13,815	MTech Acquisition Corp.*(h)	9,809
13,351	NRC Group Holdings Corp.*(h)	11,348
6,025	One Madison Corp.*(h)	8,134
5,656	OneSpaWorld Holdings Ltd.*(h)	18,043
18,239	Opes Acquisition Corp.*(h)	3,648
36,319	Pensare Acquisition Corp.*(h)	9,080
15,328	Pure Acquisition Corp.*(h)	16,094
4,234	Thunder Bridge Acquisition Ltd.*(h)	7,113
8,304	Tiberius Acquisition Corp.*(h)	2,491
4,232	Trident Acquisitions Corp.*(h)	677
3,426	Trinity Merger Corp.*(h)	1,199
18,561	Twelve Seas Investment Co.*(h)	3,527
190,596	Ultra Petroleum Corp.*(h)	1,906
17,313	VectoIQ Acquisition Corp.*(h)	8,134
23,299	X4 Pharmaceuticals Inc.*(h)(i)	50,559
	Total SPACs	231,741
	TOTAL DIVERSIFIED	231,741
	TOTAL WARRANTS
	(Cost - $245,900)	231,741

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
RIGHTS - 0.0%
50,724	Big Rock Partners Acquisition Corp.*	$5,072
20,764	Black Ridge Acquisition Corp.*	7,060
22,935	Constellation Alpha Capital Corp.*	4,587
72,639	Pensare Acquisition Corp.*	10,896
18,561	Twelve Seas Investment Co.*	4,199
	TOTAL RIGHTS
	(Cost - $68,355)	31,814
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $858,335,409)	810,396,937

Face Amount
SHORT-TERM INVESTMENTS - 9.6%
TIME DEPOSITS - 9.6%
$4,210,443	ANZ National Bank - London, 1.740% due 6/3/19	4,210,443
9,451,143	Banco Bilbao Vizcaya Argentaria SA - Madrid, 1.740% due 6/3/19	9,451,143
23,989,147	Bank of New York Mellon - Grand Cayman, 1.740% due 6/3/19	23,989,147
37,035,250	Barclays Bank PLC - London, 1.740% due 6/3/19	37,035,250
7,559,492	Citibank - New York, 1.740% due 6/3/19	7,559,492
5,788,321	Sumitomo Mitsui Banking Corp. - Tokyo, 1.740% due 6/3/19	5,788,321
	TOTAL TIME DEPOSITS
	(Cost - $88,033,796)	88,033,796
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.6%
MONEY MARKET FUND - 1.6%
14,677,679	Federated Government Obligations Fund, Premier Class, 2.300%(j)
	(Cost - $14,677,679)	14,677,679
	TOTAL INVESTMENTS - 99.6%
	(Cost - $961,046,884#)	913,108,412
	Other Assets in Excess of Liabilities - 0.4%	3,778,004
	TOTAL NET ASSETS - 100.0%	$916,886,416

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

†	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	Security is currently in default.
(b)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019, amounts to approximately $111,749,643 and represents 12.19% of net assets.
(d)	All or a portion of this security is on loan.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2019.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2019, amounts to approximately $3,743,647 and represents 0.41% of net assets.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(j)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SPACs	—	Special Purpose Acquisition Companies

See pages 166 – 168 for definitions of ratings.

Summary of Investments by Security Type^
Open-End Fund	20.9%
Corporate Bonds & Notes	17.6
Closed-End Funds	16.7
Common Stocks	15.7
Collateralized Mortgage Obligations	9.0
Senior Loans	5.8
Asset-Backed Securities	1.8
Municipal Bonds	1.2
Preferred Stocks	0.1
Warrants	0.0	*
Rights	0.0	*
Short-Term Investments	9.6
Money Market Fund	1.6
	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

At May 31, 2019, Destinations Multi Strategy Alternatives Fund had open forward foreign currency contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	527,013	GSC	$592,095	8/9/19	$204	$–	$204

At May 31, 2019, Destinations Multi Strategy Alternatives Fund held the following OTC and Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/31/19(2)	Notional Amounts in (000’s) (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX IG CDSI Series 31 5Y	1.000%	12/20/23	3-Month	GSC	2.900%	$20,000	$(1,587,975)	$(1,206,000)	$(381,975)
CDX HY CDSI Series 31 5Y	5.000%	12/20/23	3-Month	GSC	5.179%	$5,000	14,856	114,999	(100,143)
CDX IG CDSI Series 31 5Y	1.000%	12/20/23	3-Month	GSC	2.900%	$10,000	(793,987)	(750,000)	(43,987)
							$(2,367,106)	$(1,841,001)	$(526,105)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.

Schedules of Investments
May 31, 2019 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount	Security	Value
SECURITIES SOLD SHORT - 6.2%
CORPORATE BOND & NOTE - 0.5%
Consumer Non-cyclical - 0.5%
$4,800,000	Hadrian Merger Sub Inc., Senior Unsecured Notes, 8.500% due 5/1/26(a)
	(Proceeds - $4,572,000)	$4,530,000

Shares/Units
EXCHANGE TRADED FUNDS (ETFs) - 5.3%
202,997	Invesco Senior Loan	4,595,852
85,000	iShares iBoxx High Yield Corporate Bond	7,216,500
87,693	iShares Nasdaq Biotechnology	8,767,546
103,000	SPDR Bloomberg Barclays Short Term High Yield Bond	2,766,580
199,905	SPDR S&P Biotech	15,880,453
176,210	SPDR S&P Regional Banking	8,849,266
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Proceeds - $50,635,368)	48,076,197
COMMON STOCKS - 0.4%
COMMUNICATIONS - 0.1%
Internet - 0.1%
20,000	Uber Technologies Inc.*	808,200
CONSUMER NON-CYCLICAL - 0.2%
Pharmaceuticals - 0.2%
35,986	Bristol-Myers Squibb Co.	1,632,685
50,000	Mallinckrodt PLC*	434,500
	Total Pharmaceuticals	2,067,185
	TOTAL CONSUMER NON-CYCLICAL	2,067,185
ENERGY - 0.1%
Oil & Gas - 0.1%
20,000	Occidental Petroleum Corp.	995,400
	TOTAL COMMON STOCKS
	(Proceeds - $4,345,809)	3,870,785
	TOTAL SECURITIES SOLD SHORT - 6.2%
	(Proceeds - $59,553,177)	56,476,982

*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019, amounts to approximately $4,530,000 and represents 0.49% of net assets.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Ratings (unaudited) (concluded)

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

May 31, 2019 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Real Assets Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.

Brinker Capital, Inc. (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

Notes to Financial Statements

May 31, 2019 (unaudited) (continued)

2. Investment valuation (continued)

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1—	unadjusted quoted prices in active markets for identical securities.

Level 2—	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements

May 31, 2019 (unaudited) (continued)

2. Investment valuation (continued)

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$54,850,749	$54,850,749	$–	$–
Communications	599,497,449	599,497,449	–	–
Consumer Cyclical	221,101,236	221,101,236	–	–
Consumer Non-cyclical	830,041,822	830,041,822	–	–
Energy	182,961,150	182,961,150	–	–
Financial	531,924,918	530,340,295	–	1,584,623
Industrial	303,221,088	303,221,088	–	–
Technology	530,119,518	530,119,518	–	–
Utilities	73,764,753	73,764,753	–	–
Preferred Stocks:
Consumer Cyclical	1,328,775	1,328,775	–	–
Technology	1,201,640	795,101	–	406,539
Short-Term Investments:
Time Deposits	108,875,142	–	108,875,142	–
Money Market Fund	7,470,607	7,470,607	–	–
Total Investments, at value	$3,446,358,847	$3,335,492,543	$108,875,142	$1,991,162
Other Financial Instruments - Liabilities
Futures Contract	$(228,729)	$(228,729)	$–	$–
Total Other Financial Instruments - Liabilities	$(228,729)	$(228,729)	$–	$–

Notes to Financial Statements

May 31, 2019 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$803,820,965	$803,820,965	$–	$–
Exchange Traded Funds (ETFs)	108,098,760	108,098,760	–	–
Short-Term Investments:
Time Deposits	37,677,273	–	37,677,273	–
Money Market Fund	14,016,747	14,016,747	–	–
Total Investments, at value	$963,613,745	$925,936,472	$37,677,273	$–

Notes to Financial Statements

May 31, 2019 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Argentina	$6,621,098	$6,621,098	$–	$–
Australia	40,778,262	–	40,778,262	–
Austria	4,272,326	–	4,272,326	–
Belgium	954,995	–	954,995	–
Bermuda	2,572,058	–	2,572,058	–
Brazil	30,862,251	16,652,524	14,209,727	–
Canada	32,497,836	32,497,836	–	–
China	123,808,868	31,038,996	92,769,872	–
Denmark	3,542,677	–	3,542,677	–
Egypt	3,061,695	–	3,061,695	–
Finland	6,700,733	3,396,428	3,304,305	–
France	92,030,807	–	92,030,807	–
Germany	89,168,775	–	89,168,775	–
Greece	3,293,593	–	3,293,593	–
Hong Kong	29,588,168	–	29,588,168	–
Hungary	1,411,140	–	1,411,140	–
India	102,827,684	604,806	102,222,878	–
Indonesia	12,643,157	–	12,643,157	–
Ireland	7,311,988	2,127,346	5,184,642	–
Israel	5,068,092	2,330,171	2,737,921	–
Italy	7,912,767	–	7,912,767	–
Japan	202,043,932	–	202,043,932	–
Malaysia	5,486,638	–	5,486,638	–
Mexico	18,590,108	2,865,318	15,724,790	–
Netherlands	25,802,855	7,099,982	18,702,873	–
Nigeria	116,894	–	116,894	–
Norway	3,399,357	–	3,399,357	–
Panama	2,710,434	2,710,434	–	–
Peru	2,157,656	2,157,656	–	–
Philippines	16,108,375	–	16,108,375	–
Portugal	8,921,690	–	8,921,690	–
Russia	8,296,256	6,856,880	1,439,376	–
Singapore	3,608,686	–	3,608,686	–
South Africa	33,405,416	998,985	32,406,431	–
South Korea	37,667,228	–	37,667,228	–
Spain	14,664,640	999,991	13,664,649	–
Sweden	30,424,664	–	30,424,664	–
Switzerland	77,000,025	–	77,000,025	–
Taiwan	49,853,531	12,299,357	37,554,174	–
Thailand	11,286,965	–	11,286,965	–
United Arab Emirates	4,884,756	–	4,884,756	–
United Kingdom	113,903,609	3,179,090	110,720,604	3,915
United States	50,412,136	50,412,136	–	–
Exchange Traded Funds (ETFs)	263,242,404	263,242,404	–	–
Preferred Stock	793,594	793,594	–	–
Short-Term Investments:
Time Deposits	59,568,205	–	59,568,205	–
U.S. Government Agency	12,095,000	–	12,095,000	–
Money Market Fund	25,134,316	25,134,316	–	–
Total Investments, at value	$1,688,508,340	$474,019,348	$1,214,485,077	$3,915
Other Financial Instruments - Liabilities
Forward Foreign Currency Contracts	$(220,257)	$–	$(220,257)	$–
Total Other Financial Instruments - Liabilities	$(220,257)	$–	$(220,257)	$–

Notes to Financial Statements

May 31, 2019 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks	$304,922,415	$304,922,415	$–	$–
Exchange Traded Funds (ETFs)	77,852,402	77,852,402	–	–
Short-Term Investments:
Corporate Note	1,185,030	–	1,185,030	–
Time Deposits	8,557,730	–	8,557,730	–
Money Market Fund	326,832	326,832	–	–
Total Investments, at value	$392,844,409	$383,101,649	$9,742,760	$–

Notes to Financial Statements

May 31, 2019 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund
Investments, at value
Common Stocks	$138,261,975	$138,261,975	$–	$–
Exchange Traded Fund (ETF)	34,661,311	34,661,311	–	–
Short-Term Investments:
Time Deposits	7,630,597	–	7,630,597	–
Money Market Fund	11,188,393	11,188,393	–	–
Total Investments, at value	$191,742,276	$184,111,679	$7,630,597	$–

Notes to Financial Statements

May 31, 2019 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
Collateralized Mortgage Obligations	$422,202,480	–	$422,202,480	$–
U.S. Government Agencies & Obligations	375,529,318	–	375,529,318	–
Corporate Bonds & Notes	364,652,653	–	364,652,653	–
Mortgage-Backed Securities	324,297,644	–	324,297,644	–
Asset-Backed Securities	142,903,624	–	142,903,624	–
Senior Loans	44,775,905	–	44,775,905	–
Sovereign Bonds	15,475,148	–	15,475,148	–
Municipal Bonds	3,524,478	–	3,524,478	–
Short-Term Investments:
Time Deposits	44,836,274	–	44,836,274	–
U.S. Government Obligations	73,663,005	–	73,663,005	–
Money Market Fund	459,294	459,294	–	–
Total Investments, at value	$1,812,319,823	$459,294	$1,811,860,529	$–
Other Financial Instruments - Liabilities
Forward Sale Commitment	$(2,089,375)	$–	$(2,089,375)	$–
Total Other Financial Instruments - Liabilities	$(2,089,375)	$–	$(2,089,375)	$–

Notes to Financial Statements

May 31, 2019 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Note:	$194,565,024	$–	$194,565,024	$–
Senior Loans	54,205,996	–	54,205,996	–
Asset-Backed Securities	45,811,856	–	45,811,856	–
Collateralized Mortgage Obligations	34,750,238	–	34,750,238	–
U.S. Government Agencies & Obligations	2,786,952	–	2,786,952	–
Sovereign Bonds	327,076	–	327,076	–
Exchange Traded Fund (ETF)	22,868,504	22,868,504	–	–
Common Stock	201,059	–	–	201,059
Short-Term Investments:
Commercial Paper	7,705,963	–	7,705,963	–
Time Deposits	40,559,524	–	40,559,524	–
U.S. Government Obligations	6,093,706	–	6,093,706	–
Total Investments, at value	$409,875,898	$22,868,504	$386,806,335	$201,059
Other Financial Instruments - Assets
Forward Foreign Currency Contract	$10,851	$–	$10,851	$–
Total Other Financial Instruments - Assets	$10,851	$–	$10,851	$–
Other Financial Instruments - Liabilities
Forward Foreign Currency Contracts	$(8,945)	$–	$(8,945)	$–
Total Other Financial Instruments - Liabilities	$(8,945)	$–	$(8,945)	$–

Notes to Financial Statements

May 31, 2019 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes
Argentina	$3,964,655	$–	$3,964,655	$–
Australia	3,756,385	–	3,756,385	–
Austria	4,290,132	–	4,290,132	–
Bermuda	9,537,974	–	9,537,974	–
Brazil	8,897,504	–	8,897,504	–
British Virgin Islands	12,066,282	–	12,066,282	–
Canada	3,217,498	–	3,217,498	–
Cayman Islands	22,289,285	–	22,289,285	–
Chile	29,313,881	–	29,313,881	–
Colombia	11,916,629	–	11,916,629	–
Denmark	672,660	–	672,660	–
Dominican Republic	1,129,986	–	1,129,986	–
France	5,823,557	–	5,823,557	–
India	15,356,080	–	15,356,080	–
Ireland	4,305,000	–	4,305,000	–
Israel	6,072,191	–	6,072,191	–
Italy	1,550,820	–	1,550,820	–
Luxembourg	5,672,063	–	5,672,063	–
Malaysia	10,277,577	–	10,277,577	–
Marshall Island	8,031,242	–	8,031,242	–
Mauritius	2,990,880	–	2,990,880	–
Mexico	37,327,725	–	37,327,725	–
Multinational	7,270,000	–	7,270,000	–
Netherlands	21,858,898	–	21,858,898	–
Norway	2,002,000	–	2,002,000	–
Panama	16,869,792	–	16,869,792	–
Peru	4,010,403	–	4,010,403	–
Philippines	6,170,922	–	6,170,922	–
Singapore	21,978,648	–	21,978,648	–
Switzerland	2,808,881	–	2,808,881	–
Thailand	3,895,402	–	3,895,402	–
United Kingdom	25,291,727	–	25,291,727	–
United States	182,706,767	–	182,706,767	–
Senior Loans	87,193,814	–	87,193,814	–
Sovereign Bonds	21,131,563	–	21,131,563	–
Preferred Stocks:
Bermuda	2,640,223	2,640,223	–	–
United States	12,096,805	10,848,600	1,248,205	–
Common Stocks:
Colombia	211,706	211,706	–	–
United States	9,932,374	5,223,203	–	4,709,171
Short-Term Investments:
Commercial Papers	95,564,557	–	95,564,557	–
Time Deposits	72,201,225	–	72,201,225	–
Money Market Fund	3,225,846	3,225,846	–	–
Total Investments, at value	$807,521,559	$22,149,578	$780,662,810	$4,709,171
Other Financial Instruments - Asset
Forward Foreign Currency Contract	$14,683	$–	$14,683	$–
Total Other Financial Instruments - Assets	$14,683	$–	$14,683	$–
Other Financial Instruments - Liabilities
Option Contracts Written	$(8,073)	$(8,073)	$–	$–
Securities Sold Short:
Corporate Bonds & Notes	(6,147,992)	–	(6,147,992)	–
Total Other Financial Instruments - Liabilities	$(6,156,065)	$(8,073)	$(6,147,992)	$–

Notes to Financial Statements

May 31, 2019 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$789,117,770	$–	$789,117,770	$–
Short-Term Investments:
Time Deposits	21,451,892	–	21,451,892	–
Municipal Bonds	86,856,227	–	86,856,227	–
Total Investments, at value	$897,425,889	$–	$897,425,889	$–

Notes to Financial Statements

May 31, 2019 (unaudited) (continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$1,867,200	$–	$1,867,200	$–
Communications	37,045,433	–	37,045,433	–
Consumer Cyclical	14,186,635	–	14,186,635	–
Consumer Non-cyclical	30,619,640	–	30,619,640	–
Energy	27,815,419	–	27,815,419	–
Financial	42,742,263	2,097,569	40,644,694	–
Technology	3,572,015	–	3,572,015	–
Utilities	2,535,000	–	2,535,000	–
Collateralized Mortgage Obligations	81,812,723	–	81,812,723	–
Senior Loans	52,659,708	–	52,659,708	–
Asset-Backed Securities	16,811,678	–	16,811,678	–
Municipal Bonds	10,842,364	–	10,842,364	–
Open-End Fund	190,803,242	190,803,242	–	–
Closed-End Funds	152,566,076	152,566,076	–	–
Common Stocks	143,045,101	143,045,101	–	–
Preferred Stocks:
Financial	1,208,885	1,130,077	78,808	–
Warrants	231,741	181,182	50,559	–
Rights	31,814	31,814	–	–
Short-Term Investments:
Time Deposits	88,033,796	–	88,033,796	–
Money Market Fund	14,677,679	14,677,679	–	–
Total Investments, at value	$913,108,412	$504,532,740	$408,575,672	$–
Other Financial Instruments - Asset
Forward Foreign Currency Contract	$204	$–	$204	$–
Total Other Financial Instruments - Assets	$204	$–	$204	$–
Other Financial Instruments - Liabilities
OTC Credit Default Swaps	$(526,105)	$–	$(526,105)	$–
Securities Sold Short:
Corporate Bond & Note	(4,530,000)	–	(4,530,000)	–
Exchange Traded Funds (ETFs)	(48,076,197)	(48,076,197)	–	–
Common Stocks	(3,870,785)	(3,870,785)	–	–
Total Other Financial Instruments - Liabilities	$(57,003,087)	$(51,946,982)	$(5,056,105)	$–

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

During the period ended May 31, 2019, Destinations Global Fixed Income Opportunities Fund had transfers from Level 3 to Level 2 of $1,069,837.

Notes to Financial Statements

May 31, 2019 (unaudited) (continued)

2. Investment valuation (continued)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2019 through May 31, 2018:

	Total	Common Stocks	Corporate Bonds & Notes		Preferred Stocks	Senior Loans

Destinations Large Cap Equity Fund
Balance as of February 28, 2019	$1,991,162	$1,584,623	$-		$406,539	$-
Purchases	-		-		-	-
(Sales/Paydowns)	-	-	-		-	-
Total realized gain (loss)	-	-	-		-	-
Change in unrealized appreciation (depreciation)	-	-	-		-	-
Transfers In	-	-	-		-	-
Transfers Out	-	-	-		-	-
Balance as of May 31, 2019	$1,991,162	$1,584,623	$-		$406,539	$-

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2019	$-	$-	$-		$-	$-

Destinations International Equity Fund
Balance as of February 28, 2019	$4,107	4,107	$-		$-	$-
Purchases	-	-	-		-	-
(Sales/Paydowns)	-	-	-		-	-
Total realized gain (loss)	-	-	-		-	-
Change in unrealized appreciation (depreciation)	(192)	(192)	-		-	-
Transfers In	-		-		-	-
Transfers Out	-	-	-		-	-
Balance as of May 31, 2019	$3,915	$3,915	$-		$-	$-

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2019	$(192)	$(192)	$-		$-	$-

Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2019	$264,017	$264,017	$-		$-
Purchases	-				-	-
(Sales/Paydowns)	-	-			-
Accrued Discounts (premiums)	-	-	-		-	-
Total realized gain (loss)	-	-			-
Change in unrealized appreciation (depreciation)	(62,958)	(62,958)			-
Transfers In	-	-	-		-	-
Transfers Out	-	-			-	-
Balance as of May 31, 2019	$201,059	$201,059	$-		$-	$-

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2019	$(62,958)	$(62,958)	$-		$-	$-

Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2019	$4,869,557	$3,799,720	$-		$-	$1,069,837
Purchases	909,119	909,119	-		-	-
(Sales/Paydowns)	-	-	-		-	-
Accrued Discounts (premiums)	-	-	-		-	-
Total realized gain (loss)	-	-	-		-	-
Change in unrealized appreciation (depreciation)	332	332	-		-	-
Transfers In	-	-	-		-	-
Transfers Out	(1,069,837)	-	-		-	(1,069,837)
Balance as of May 31, 2019	$4,709,171	$4,709,171	$-		$-	$-

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2019	$(828,571)	$(828,571)	$-		$-	$-

Destinations Multi Strategy Alternatives Fund
Balance as of February 28, 2019	$-	$-			$-
Purchases	-	-	-		-
(Sales/Paydowns)	- *	-	-	*	-
Accrued Discounts (premiums)	-	-	-		-	-
Total realized gain (loss)	- *	-	-	*	-	-
Change in unrealized appreciation (depreciation)	- *	-	-	*	-
Transfers In	-	-	-		-	-
Transfers Out	-	-	-		-
Balance as of May 31, 2019	$- *	$-	$-	*	$-	$-

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2019	$-	$-	$-		$-	$-

*	Includes securities that are fair valued at $0.

Notes to Financial Statements

May 31, 2019 (unaudited) (continued)

3. Investments

At May 31, 2019, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$3,106,527,100	$531,390,425	$(191,787,407)	$339,603,018
Destinations Small-Mid Cap Equity Fund	917,787,288	97,344,886	(51,518,429)	45,826,457
Destinations International Equity Fund	1,555,628,004	224,157,677	(91,497,598)	132,660,079
Destinations Equity Income Fund	389,763,631	24,569,284	(21,488,506)	3,080,778
Destinations Real Assets Fund	332,257,682	2,479,939	(142,995,345)	(140,515,406)
Destinations Core Fixed Income Fund	1,792,404,660	33,694,159	(13,778,996)	19,915,163
Destinations Low Duration Fixed Income Fund	410,944,365	1,683,072	(2,749,633)	(1,066,561)
Destinations Global Fixed Income Opportunities Fund	809,862,300	6,751,789	(9,085,920)	(2,334,131)
Destinations Municipal Fixed Income Fund	870,333,259	27,357,748	(265,118)	27,092,630
Destinations Multi Strategy Alternatives Fund	961,046,884	21,378,780	(69,317,048)	(47,938,268)